Schedules of Investments
May 31, 2026 (unaudited)

Destinations Large Cap Equity Fund
Shares/Units	Security	Value
COMMON STOCKS - 93.0%
BASIC MATERIALS - 1.3%
Chemicals - 0.5%
3,607	Air Products & Chemicals Inc.	$1,004,982
19,480	Celanese Corp., Class A Shares	1,034,972
4,056	Ecolab Inc.	1,038,336
25,810	Linde PLC	12,845,379
3,728	Sherwin-Williams Co.	1,132,716
2,573	Solstice Advanced Materials Inc.	216,724
	Total Chemicals	17,273,109
Mining - 0.8%
179,206	Freeport-McMoRan Inc.	11,775,626
156,130	Newmont Corp.	17,144,635
1,418	Southern Copper Corp.	271,264
	Total Mining	29,191,525
	TOTAL BASIC MATERIALS	46,464,634
COMMUNICATIONS - 15.0%
Advertising - 0.4%
176,327	Omnicom Group Inc.	12,820,736
141,853	Trade Desk Inc., Class A Shares*	3,058,351
	Total Advertising	15,879,087
Internet - 12.0%
26,099	Airbnb Inc., Class A Shares*	3,479,258
337,303	Alphabet Inc., Class A Shares	128,289,823
76,627	Alphabet Inc., Class C Shares	28,844,702
577,894	Amazon.com Inc.*	156,401,232
3,880	AppLovin Corp., Class A Shares*	2,378,789
18,927	Booking Holdings Inc.	3,168,948
5,940	DoorDash Inc., Class A Shares*	946,182
46,207	Maplebear Inc.*	1,839,038
136,355	Meta Platforms Inc., Class A Shares	86,245,901
102,180	Netflix Inc.*	8,789,524
14,372	Palo Alto Networks Inc.*	4,048,449
45,493	Pinterest Inc., Class A Shares*	912,135
1,328	Roku Inc., Class A Shares*	172,879
2,500	Spotify Technology SA*	1,244,200
28,869	TripAdvisor Inc.*	322,755
69,651	Uber Technologies Inc.*	4,903,430
4,303	Wayfair Inc., Class A Shares*	310,935
	Total Internet	432,298,180
Media - 1.2%
58,493	Comcast Corp., Class A Shares	1,454,721
15,170	EchoStar Corp., Class A Shares*	1,959,812
2,323	Versant Media Group Inc.	100,214
375,958	Walt Disney Co.	38,283,803
	Total Media	41,798,550
Telecommunications - 1.4%
51,680	Arista Networks Inc.*	8,241,410
440,834	AT&T Inc.	10,932,683
224,117	Cisco Systems Inc.	26,988,169
2,692	Motorola Solutions Inc.	1,085,630
7,826	T-Mobile US Inc.	1,467,610

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Large Cap Equity Fund (continued)
Shares/Units	Security	Value
COMMON STOCKS - (continued)
COMMUNICATIONS - (continued)
Telecommunications - (continued)
68,372	Verizon Communications Inc.	$3,268,865
	Total Telecommunications	51,984,367
	TOTAL COMMUNICATIONS	541,960,184
CONSUMER CYCLICAL - 8.3%
Airlines - 0.7%
295,941	Delta Air Lines Inc.	24,409,214
9,745	Southwest Airlines Co.	418,548
	Total Airlines	24,827,762
Apparel - 0.5%
11,748	Deckers Outdoor Corp.*	1,337,510
140,026	LVMH Moet Hennessy Louis Vuitton SE, ADR(a)	15,479,874
18,927	NIKE Inc., Class B Shares	874,995
	Total Apparel	17,692,379
Auto Manufacturers - 1.5%
6,558	Cummins Inc.	4,240,600
376,251	Ford Motor Co.	6,561,817
92,564	General Motors Co.	7,705,027
8,300	PACCAR Inc.	916,071
79,305	Tesla Inc.*	34,560,326
	Total Auto Manufacturers	53,983,841
Distribution/Wholesale - 0.2%
244,742	Copart Inc.*	8,020,195
Entertainment - 0.4%
1,356,253	Universal Music Group NV, ADR(a)	14,986,596
Home Furnishings - 0.1%
91,470	Dolby Laboratories Inc., Class A Shares	5,104,941
Leisure Time - 0.3%
115,553	Viking Holdings Ltd.*	10,643,587
Lodging - 0.3%
73,069	Las Vegas Sands Corp.	3,695,099
18,913	Marriott International Inc., Class A Shares	7,103,723
	Total Lodging	10,798,822
Retail - 4.3%
275	AutoZone Inc.*	807,177
349,386	BJ’s Wholesale Club Holdings Inc.*	29,795,638
5,874	Casey’s General Stores Inc.	4,506,180
53,274	Cava Group Inc.*	4,137,259
182,744	Chipotle Mexican Grill Inc., Class A Shares*	5,822,224
31,339	Costco Wholesale Corp.	29,970,113
749	Domino’s Pizza Inc.	232,624
21,080	Ferguson Enterprises Inc.	4,763,448
28,116	Five Below Inc.*	6,392,454
16,131	Home Depot Inc.	5,115,785
37,648	Lithia Motors Inc., Class A Shares	10,951,427
48,499	Lowe’s Cos., Inc.	10,396,246
35,266	Lululemon Athletica Inc.*	4,626,194
11,586	McDonald’s Corp.	3,234,811
113,281	O’Reilly Automotive Inc.*	9,841,853
18,421	Starbucks Corp.	1,826,626
67,119	Target Corp.	8,528,811
24,357	TJX Cos., Inc.	3,769,246

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Large Cap Equity Fund (continued)
Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER CYCLICAL - (continued)
Retail - (continued)
3,923	Ulta Beauty Inc.*	$1,996,219
70,435	Walmart Inc.	8,152,851
	Total Retail	154,867,186
	TOTAL CONSUMER CYCLICAL	300,925,309
CONSUMER NON-CYCLICAL - 12.0%
Agriculture - 0.5%
27,300	Altria Group Inc.	1,899,534
87,148	Philip Morris International Inc.	15,458,312
	Total Agriculture	17,357,846
Beverages - 1.1%
165,782	Coca-Cola Co.	13,098,436
348,997	Keurig Dr Pepper Inc.	10,480,380
123,714	Monster Beverage Corp.*	10,896,729
22,191	PepsiCo Inc.	3,199,720
	Total Beverages	37,675,265
Biotechnology - 0.8%
2,011	Alnylam Pharmaceuticals Inc.*	607,282
15,702	Amgen Inc.	5,288,276
83,883	Gilead Sciences Inc.	11,276,392
17,045	Illumina Inc.*	2,777,653
7,724	Regeneron Pharmaceuticals Inc.	4,748,561
7,424	Vertex Pharmaceuticals Inc.*	3,322,537
	Total Biotechnology	28,020,701
Commercial Services - 0.5%
6,536	Automatic Data Processing Inc.	1,449,946
5,600	Cintas Corp.	959,056
2,514	Moody’s Corp.	1,139,470
15,089	PayPal Holdings Inc.	675,233
4,912	S&P Global Inc.	2,082,688
131,570	StoneCo Ltd., Class A Shares	1,506,476
16,790	Toast Inc., Class A Shares*	437,044
83,685	TransUnion	5,988,499
22,309	Verisk Analytics Inc., Class A Shares	3,903,852
	Total Commercial Services	18,142,264
Cosmetics/Personal Care - 0.9%
229,626	Colgate-Palmolive Co.	20,696,191
77,300	Estee Lauder Cos., Inc., Class A Shares	6,875,835
38,085	Procter & Gamble Co.	5,467,483
	Total Cosmetics/Personal Care	33,039,509
Food - 0.0%
20,869	Mondelez International Inc., Class A Shares	1,276,557
Healthcare-Products - 2.3%
28,075	Abbott Laboratories	2,403,220
71,564	Agilent Technologies Inc.	9,699,069
67,004	Alcon AG	4,441,695
23,920	Boston Scientific Corp.*	1,155,575
10,153	Danaher Corp.	1,854,649
85,716	Edwards Lifesciences Corp.*	7,411,863
217,072	GE HealthCare Technologies Inc.	13,532,268
16,232	IDEXX Laboratories Inc.*	9,147,219
1,051	Insulet Corp.*	152,332

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Large Cap Equity Fund (continued)
Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER NON-CYCLICAL - (continued)
Healthcare-Products - (continued)
9,980	Intuitive Surgical Inc.*	$4,237,907
81,084	Medtronic PLC	5,984,810
5,570	Stryker Corp.	1,699,351
33,425	Thermo Fisher Scientific Inc.	16,462,147
20,194	West Pharmaceutical Services Inc.	6,518,825
	Total Healthcare-Products	84,700,930
Healthcare-Services - 2.3%
4,248	Cigna Group	1,178,395
40,703	Elevance Health Inc.	16,004,013
2,606	HCA Healthcare Inc.	986,476
92,937	Labcorp Holdings Inc.	24,169,196
110,704	UnitedHealth Group Inc.	42,101,838
	Total Healthcare-Services	84,439,918
Household Products/Wares - 0.0%
5,373	Kimberly-Clark Corp.	524,405
Pharmaceuticals - 3.6%
82,641	AbbVie Inc.	17,992,599
90,767	Becton Dickinson & Co.	13,353,641
173,022	Bristol-Myers Squibb Co.	9,893,398
14,377	Cardinal Health Inc.	2,829,394
11,226	Cencora Inc.	3,023,835
20,300	CVS Health Corp.	1,846,894
21,664	Eli Lilly & Co.	23,938,720
21,259	Jazz Pharmaceuticals PLC*	5,027,541
132,183	Johnson & Johnson	29,784,795
2,003	McKesson Corp.	1,487,107
40,277	Merck & Co., Inc.	4,781,686
449,113	Pfizer Inc.	11,757,778
47,961	Zoetis Inc., Class A Shares	3,726,090
	Total Pharmaceuticals	129,443,478
	TOTAL CONSUMER NON-CYCLICAL	434,620,873
ENERGY - 2.4%
Oil & Gas - 1.8%
30,358	Chevron Corp.	5,539,121
101,209	ConocoPhillips	11,535,802
36,770	Diamondback Energy Inc.	7,040,720
8,804	EOG Resources Inc.	1,174,277
85,809	EQT Corp.	4,713,488
68,401	Exxon Mobil Corp.	9,935,929
25,719	Marathon Petroleum Corp.	6,398,116
125,234	Occidental Petroleum Corp.	7,092,001
46,021	Phillips 66	8,094,173
14,587	Weatherford International PLC	1,511,797
	Total Oil & Gas	63,035,424
Oil & Gas Services - 0.6%
391,325	SLB Ltd.	21,346,779
Pipelines - 0.0%
19,700	Williams Cos., Inc.	1,406,383
	TOTAL ENERGY	85,788,586

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Large Cap Equity Fund (continued)
Shares/Units	Security	Value
COMMON STOCKS - (continued)
FINANCIAL - 13.8%
Banks - 4.6%
106,278	Bank of America Corp.	$5,483,945
35,775	Bank of New York Mellon Corp.	4,988,108
133,024	Citigroup Inc.	16,747,722
239,171	Fifth Third Bancorp	11,941,808
8,555	First Citizens BancShares Inc., Class A Shares	17,028,813
266,444	First Horizon Corp.	6,455,938
14,749	Goldman Sachs Group Inc.	15,125,984
140,814	JPMorgan Chase & Co.	42,147,038
90,585	Morgan Stanley	18,841,680
54,200	NU Holdings Ltd., Class A Shares*	711,646
6,338	PNC Financial Services Group Inc.	1,401,459
173,348	Truist Financial Corp.	8,357,107
25,163	US Bancorp	1,380,190
185,164	Wells Fargo & Co.	14,357,617
	Total Banks	164,969,055
Diversified Financial Services - 2.8%
85,184	American Express Co.	26,958,180
1,116	Ameriprise Financial Inc.	497,412
6,800	Apollo Global Management Inc.	875,228
2,467	Blackrock Inc.	2,582,653
6,200	Brookfield Asset Management Ltd., Class A Shares	301,320
45,176	Capital One Financial Corp.	8,489,926
51,086	Charles Schwab Corp.	4,462,362
5,835	CME Group Inc., Class A Shares	1,596,106
6,900	Interactive Brokers Group Inc., Class A Shares	600,093
9,195	Intercontinental Exchange Inc.	1,359,481
64,351	Mastercard Inc., Class A Shares	31,788,107
263,736	Rocket Cos., Inc., Class A Shares*	3,826,809
33,970	Visa Inc., Class A Shares	11,086,449
77,126	Voya Financial Inc.	6,264,174
111,129	Western Union Co.	903,479
	Total Diversified Financial Services	101,591,779
Equity Real Estate Investment Trusts (REITs) - 1.0%
7,611	American Tower Corp.	1,422,952
1,598	Equinix Inc.	1,706,728
139,026	Mid-America Apartment Communities Inc.	17,944,086
15,063	Prologis Inc.	2,161,089
2,558	Public Storage	776,839
11,100	Welltower Inc.	2,279,163
420,240	Weyerhaeuser Co.	10,300,082
	Total Equity Real Estate Investment Trusts (REITs)	36,590,939
Insurance - 5.1%
7,600	Aflac Inc.	854,392
127,959	American International Group Inc.	9,498,396
31,183	Aon PLC, Class A Shares	9,855,699
3,570	Arch Capital Group Ltd.*	318,944
4,100	Arthur J Gallagher & Co.	824,551
66,456	Assurant Inc.	16,538,905
149,808	Berkshire Hathaway Inc., Class B Shares*	71,080,900
38,607	Chubb Ltd.	12,034,960
15,003	Fairfax Financial Holdings Ltd.	23,389,452
35,733	Hartford Insurance Group Inc.	4,542,736

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Large Cap Equity Fund (continued)
Shares/Units	Security	Value
COMMON STOCKS - (continued)
FINANCIAL - (continued)
Insurance - (continued)
7,827	Marsh & McLennan Cos., Inc.	$1,252,085
9,029	MetLife Inc.	746,608
81,519	Progressive Corp.	15,521,218
3,513	Travelers Cos., Inc.	1,025,410
62,003	Willis Towers Watson PLC	15,480,289
	Total Insurance	182,964,545
Private Equity - 0.3%
12,000	Blackstone Inc.	1,403,640
199,392	Carlyle Group Inc.	9,058,379
11,000	KKR & Co., Inc.	1,055,340
	Total Private Equity	11,517,359
	TOTAL FINANCIAL	497,633,677
INDUSTRIAL - 9.2%
Aerospace/Defense - 2.0%
12,287	Boeing Co.*	2,840,140
4,076	Curtiss-Wright Corp.	3,047,258
4,088	General Dynamics Corp.	1,417,800
75,225	General Electric Co.	24,354,846
18,491	L3Harris Technologies Inc.	5,827,994
20,360	Lockheed Martin Corp.	10,799,962
2,160	Northrop Grumman Corp.	1,217,549
45,935	RTX Corp.	8,252,682
506,102	StandardAero Inc.*	14,494,761
896	TransDigm Group Inc.	1,127,455
	Total Aerospace/Defense	73,380,447
Building Materials - 2.6%
532,027	Amrize Ltd.	28,936,949
45,456	Carlisle Cos., Inc.	15,673,683
95,842	Carrier Global Corp.	6,121,429
297,237	CRH PLC	32,336,413
9,935	Johnson Controls International PLC	1,331,886
10,007	Martin Marietta Materials Inc.	5,820,471
7,833	Trane Technologies PLC	3,535,033
	Total Building Materials	93,755,864
Electrical Components & Equipment - 0.2%
5,238	Acuity Inc.	1,598,166
6,340	Eaton Corp. PLC	2,539,804
9,087	Emerson Electric Co.	1,306,893
	Total Electrical Components & Equipment	5,444,863
Electronics - 0.8%
81,421	Amphenol Corp., Class A Shares	12,112,188
54,627	Honeywell International Inc.	12,993,578
10,306	Hubbell Inc., Class B Shares	4,881,025
	Total Electronics	29,986,791
Environmental Control - 0.3%
3,300	Republic Services Inc., Class A Shares	661,452
104,551	Veralto Corp.	8,597,229
6,021	Waste Management Inc.	1,273,200
	Total Environmental Control	10,531,881
Machinery-Construction & Mining - 0.9%
7,493	Caterpillar Inc.	6,562,894

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Large Cap Equity Fund (continued)
Shares/Units	Security	Value
COMMON STOCKS - (continued)
INDUSTRIAL - (continued)
Machinery-Construction & Mining - (continued)
21,936	GE Vernova Inc.	$21,241,067
10,729	Vertiv Holdings Co., Class A Shares	3,387,253
	Total Machinery-Construction & Mining	31,191,214
Machinery-Diversified - 0.8%
35,220	Deere & Co.	19,095,580
21,712	Dover Corp.	4,589,048
33,667	Regal Rexnord Corp.	6,792,654
	Total Machinery-Diversified	30,477,282
Metal Fabricate/Hardware - 0.1%
24,379	Mueller Industries Inc.	3,135,139
Miscellaneous Manufacturers - 0.1%
8,600	3M Co.	1,316,918
4,694	Illinois Tool Works Inc.	1,160,732
2,060	Parker-Hannifin Corp.	1,739,938
	Total Miscellaneous Manufacturers	4,217,588
Packaging & Containers - 0.3%
57,664	Packaging Corp. of America	12,623,226
Transportation - 1.1%
49,011	CH Robinson Worldwide Inc.	8,755,815
167,721	CSX Corp.	7,591,052
19,841	FedEx Corp.	8,169,532
3,649	Norfolk Southern Corp.	1,112,799
50,170	Union Pacific Corp.	13,176,649
11,879	United Parcel Service Inc., Class B Shares	1,267,371
	Total Transportation	40,073,218
	TOTAL INDUSTRIAL	334,817,513
TECHNOLOGY - 29.8%
Computers - 8.1%
10,014	Accenture PLC, Class A Shares	1,873,319
665,340	Apple Inc.	207,626,000
28,547	CACI International Inc., Class A Shares*	14,659,170
24,228	Crowdstrike Holdings Inc., Class A Shares*	17,710,668
5,100	Dell Technologies Inc., Class C Shares	2,146,641
7,890	EPAM Systems Inc.*	808,409
22,092	Everpure Inc., Class A Shares*	1,756,535
52,257	Fortinet Inc.*	7,209,898
19,539	Gartner Inc.*	3,169,226
59,047	International Business Machines Corp.	17,584,197
15,110	NetApp Inc.	2,633,522
11,378	Seagate Technology Holdings PLC	10,010,364
9,345	Western Digital Corp.	4,964,158
	Total Computers	292,152,107
Semiconductors - 14.4%
79,954	Advanced Micro Devices Inc.*	41,264,259
7,914	Analog Devices Inc.	3,275,209
54,083	Applied Materials Inc.	24,340,595
253,139	Broadcom Inc.	113,094,911
153,651	Intel Corp.*	17,620,697
3,369	KLA Corp.	6,474,241
23,833	Lam Research Corp.	7,583,184
53,606	Marvell Technology Inc.	10,989,230

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Large Cap Equity Fund (continued)
Shares/Units	Security	Value
COMMON STOCKS - (continued)
TECHNOLOGY - (continued)
Semiconductors - (continued)
18,127	Micron Technology Inc.	$17,601,317
1,121,966	NVIDIA Corp.	236,891,901
40,290	QUALCOMM Inc.	10,113,596
4,886	Teradyne Inc.	1,828,879
96,137	Texas Instruments Inc.	29,387,158
	Total Semiconductors	520,465,177
Software - 7.3%
22,896	Adobe Inc.*	5,934,872
56,024	Akamai Technologies Inc.*	8,377,829
36,237	Atlassian Corp., Class A Shares*	3,899,464
7,012	Autodesk Inc.*	1,621,946
4,410	Cadence Design Systems Inc.*	1,653,441
18,418	Docusign Inc., Class A Shares*	967,313
5,692	Duolingo Inc., Class A Shares*	633,861
271,236	Fiserv Inc.*	15,341,108
1,282	HubSpot Inc.*	282,848
43,094	Intuit Inc.	14,286,954
835	Magic Leap Inc., Series D, Private Placement*@(a)(b)	2,689
354,346	Microsoft Corp.	159,540,743
566	MongoDB Inc., Class A Shares*	189,921
1,714	MSCI Inc., Class A Shares	1,082,185
27,273	Oracle Corp.	6,157,698
60,744	Palantir Technologies Inc., Class A Shares*	9,508,866
1,757	Roper Technologies Inc.	571,956
14,783	Salesforce Inc.	2,825,031
92,993	ServiceNow Inc.*	11,565,539
43,800	Snowflake Inc., Class A Shares*	11,193,090
5,040	Strategy Inc., Class A Shares*	801,814
3,087	Synopsys Inc.*	1,468,239
1,110	Tyler Technologies Inc.*	347,596
19,853	Veeva Systems Inc., Class A Shares*	3,461,172
21,078	Workday Inc., Class A Shares*	3,081,393
67,314	ZoomInfo Technologies Inc., Class A Shares*	224,156
	Total Software	265,021,724
	TOTAL TECHNOLOGY	1,077,639,008
UTILITIES - 1.2%
Electric - 1.2%
8,665	American Electric Power Co., Inc.	1,097,595
99,605	Constellation Energy Corp.	28,661,339
13,705	Dominion Energy Inc.	917,413
12,642	Duke Energy Corp.	1,551,553
33,746	NextEra Energy Inc.	2,936,239
41,687	NRG Energy Inc.	5,589,393
10,606	Sempra	945,313
17,877	Southern Co.	1,645,578
	Total Electric	43,344,423
	TOTAL UTILITIES	43,344,423
	TOTAL COMMON STOCKS (Cost - $2,475,196,157)	3,363,194,207

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Large Cap Equity Fund (continued)
Shares/Units		Security	Value
EXCHANGE TRADED FUNDS (ETFs) - 6.2%
52,320		iShares Semiconductor(c)	$29,774,265
1,018,675		State Street SPDR Portfolio S&P 500	90,713,009
1,153,641		Vanguard Mega Capital Growth	105,292,814
		TOTAL EXCHANGE TRADED FUNDS (ETFs) (Cost - $193,912,916)	225,780,088
PREFERRED STOCKS - 0.0%
INDUSTRIAL - 0.0%
Machinery - 0.0%
108,389		Nuro Inc., Series C, Private Placement*@(a)(b)	621,069
26,242		Nuro Inc., Series D*@(a)(b)	185,531
		Total Machinery	806,600
		TOTAL INDUSTRIAL	806,600
		TOTAL PREFERRED STOCKS (Cost - $1,962,008)	806,600
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,671,071,081)	3,589,780,895
Face Amount†
SHORT-TERM INVESTMENTS - 0.9%
TIME DEPOSITS - 0.9%
2,419	CHF	BNP Paribas SA - Paris, (0.460)% due 6/1/26	3,100
		Citibank - London:
95,638	EUR	0.860% due 6/1/26	111,552
4	GBP	2.670% due 6/1/26	6
95,619		Citibank - New York, 2.970% due 6/1/26	95,619
19,907,404		JPMorgan Chase & Co. - New York, 2.970% due 6/1/26	19,907,404
1,705		Skandinaviska Enskilda Banken AB - Stockholm, 2.970% due 6/1/26	1,705
11,300,060		Sumitomo Mitsui Banking Corp. - Tokyo, 2.970% due 6/1/26	11,300,060
		TOTAL TIME DEPOSITS (Cost - $31,419,446)	31,419,446
Shares/Units
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.8%
MONEY MARKET FUND - 0.8%
30,037,700		Federated Government Obligations Fund, Premier Class, 3.548%(d)
		(Cost - $30,037,700)	30,037,700
		TOTAL INVESTMENTS - 100.9% (Cost - $2,732,528,227)	3,651,238,041
		Liabilities in Excess of Other Assets - (0.9)%	(33,267,762)
		TOTAL NET ASSETS - 100.0%	$3,617,970,279

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Large Cap Equity Fund (concluded)

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	Illiquid security. The aggregate value of illiquid holdings at May 31, 2026, amounts to $31,275,759 and represents 0.86% of net assets.
(b)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.
(c)	All or a portion of this security is on loan.
(d)	Represents investment of collateral received from securities lending transactions.
@	Restricted security – Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	First Acquisition Date	First Acquisition Cost	Market Value	Percent of Net Assets
Magic Leap Inc., Series D, Private Placement	10/12/2017	$406,053	$2,689	0.00	%*
Nuro Inc., Series C, Private Placement	10/30/2020	940,662	621,069	0.02%
Nuro Inc., Series D	10/29/2021	547,033	185,531	0.00	%*
			$809,289	0.02%

* Position represents less than 0.005%.

Abbreviations used in this schedule:
ADR	—	American Depositary Receipts
PLC	—	Public Limited Company
SPDR	—	Standard & Poor’s Depository Receipts

Summary of Investments by Security Sector^
Technology	29.5%
Communications	14.8
Financial	13.6
Consumer Non-cyclical	11.9
Industrial	9.2
Consumer Cyclical	8.2
Energy	2.4
Basic Materials	1.3
Utilities	1.2
Exchange Traded Funds (ETFs)	6.2
Short-Term Investments	0.9
Money Market Fund	0.8
100.0%

^ As a percentage of total investments.

At May 31, 2026, Destinations Large Cap Equity Fund had open exchange traded futures contracts as described below.

The unrealized appreciation on the open contracts was as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amounts	Market Value	Unrealized Appreciation
Contracts to Buy:
S&P 500 E-mini Index June Futures	6	6 /26	$2,010,006	$2,278,725	$268,719

At May 31, 2026, Destinations Large Cap Equity Fund had a payable to broker or brokers of $105,827 as margin collateral on open exchange traded futures contracts.

Currency Abbreviations used in this schedule:
CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Small-Mid Cap Equity Fund
Shares/Units	Security	Value
COMMON STOCKS - 94.3%
BASIC MATERIALS - 5.5%
Chemicals - 2.6%
641	AdvanSix Inc.	$14,384
5,606	Albemarle Corp.	989,011
1,025	American Vanguard Corp.*	2,644
292	Ashland Inc.	16,907
51,488	Axalta Coating Systems Ltd.*	1,584,286
774	Balchem Corp.	121,309
26,150	Cabot Corp.	2,288,386
1,677	Calumet Inc.*	59,483
561	Celanese Corp., Class A Shares	29,806
9,786	CF Industries Holdings Inc.	1,099,457
3,583	Chemours Co.	79,399
1,788	Codexis Inc.*	4,953
3,958	Dow Inc.	133,582
2,382	DuPont de Nemours Inc.	115,336
643	Eastman Chemical Co.	48,784
33,313	Ecovyst Inc.*	439,398
1,332	Element Solutions Inc.	56,517
619	FMC Corp.	8,456
469	Hawkins Inc.	72,587
1,318	HB Fuller Co.	84,457
946	Huntsman Corp.	14,521
19,210	Ingevity Corp.*	1,302,822
8,508	Innospec Inc.	705,654
1,390	International Flavors & Fragrances Inc.	105,710
12,605	Intrepid Potash Inc.*	492,477
477	Koppers Holdings Inc.	19,462
907	Kronos Worldwide Inc.	6,521
1,465	LyondellBasell Industries NV, Class A Shares	97,642
1,369	Mativ Holdings Inc.	12,157
19,399	Methanex Corp.	1,146,481
768	Minerals Technologies Inc.	59,151
1,614	Mosaic Co.	38,575
38	NewMarket Corp.	29,396
225	Oil-Dri Corp. of America	17,249
691	Olin Corp.	17,876
1,426	Orion SA	10,895
3,281	Perimeter Solutions Inc.*	105,911
1,273	PPG Industries Inc.	143,824
10,058	Qnity Electronics Inc.	1,569,048
324	Quaker Chemical Corp.	46,504
1,554	Rayonier Advanced Materials Inc.*	14,219
15,655	Rogers Corp.*	2,215,496
727	RPM International Inc.	77,040
15,151	Sensient Technologies Corp.	1,724,941
28,600	Solstice Advanced Materials Inc.	2,408,978
559	Stepan Co.	29,543
3,099	Tronox Holdings PLC	24,637
103	Valhi Inc.	1,482
197	Westlake Corp.	17,106
	Total Chemicals	19,704,460
Forest Products & Paper - 0.0%
2,980	International Paper Co.	99,741

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)
Shares/Units	Security	Value
COMMON STOCKS - (continued)
BASIC MATERIALS - (continued)
Forest Products & Paper - (continued)
1,008	Magnera Corp.*	$11,461
817	Sylvamo Corp.	32,083
	Total Forest Products & Paper	143,285
Iron/Steel - 0.8%
10,558	Carpenter Technology Corp.	4,951,491
3,024	Cleveland-Cliffs Inc.*	41,126
2,626	Commercial Metals Co.	199,707
240	Friedman Industries Inc.	5,611
1,283	Nucor Corp.	320,750
292	Reliance Inc.	111,185
757	Steel Dynamics Inc.	196,934
	Total Iron/Steel	5,826,804
Mining - 2.1%
17,793	Alcoa Corp.	1,381,448
46,506	Almonty Industries Inc.*	914,308
2,694	American Battery Technology Co.*	9,725
2,800	Anglogold Ashanti PLC	271,152
361	Caledonia Mining Corp. PLC	8,577
22,980	Cameco Corp.	2,589,846
383	Centrus Energy Corp., Class A Shares*	69,886
1,348	Century Aluminum Co.*	88,928
68,388	Coeur Mining Inc.	1,321,256
744	Compass Minerals International Inc.*	23,748
3,390	Constellium SE, Class A Shares*	116,141
353	Contango Silver & Gold Inc.*(a)	7,099
1,524	Critical Metals Corp.*(b)	17,069
2,447	Dakota Gold Corp.*	14,095
4,551	Encore Energy Corp.*	7,282
24,803	Energy Fuels Inc.*	451,911
3,607	Ferroglobe PLC	15,618
22,339	Guardian Metal Resources PLC, ADR*	352,956
14,989	Hecla Mining Co.	266,355
26,837	IAMGOLD Corp.*	479,846
442	Idaho Strategic Resources Inc.*	17,287
42,351	Ivanhoe Electric Inc.*(a)	570,044
413	Kaiser Aluminum Corp.	75,183
1,514	Lifezone Metals Ltd.*	7,948
20,589	MP Materials Corp.*	1,332,108
169,141	NexGen Energy Ltd.*	1,955,270
3,075	NioCorp Developments Ltd.*	17,743
6,671	Novagold Resources Inc.*	57,170
25,184	Perpetua Resources Corp.*	681,731
474	Royal Gold Inc.	106,404
4,801	SSR Mining Inc.*	149,887
60,273	United States Antimony Corp.*(b)	541,252
272	United States Lime & Minerals Inc.	31,005
53,601	Uranium Energy Corp.*	738,086
372	US Gold Corp.*	6,004
22,510	USA Rare Earth Inc.*	630,505
1,378	Vox Royalty Corp.(a)	8,048
	Total Mining	15,332,921
	TOTAL BASIC MATERIALS	41,007,470

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)
Shares/Units	Security	Value
COMMON STOCKS - (continued)
COMMUNICATIONS - 4.8%
Advertising - 0.0%
133	Advantage Solutions Inc.*	$4,977
554	Boston Omaha Corp., Class A Shares*	7,136
1,720	National CineMedia Inc.	5,401
1,156	Nexxen International Ltd., ADR*	9,710
1,789	Omnicom Group Inc.	130,078
2,762	Stagwell Inc., Class A Shares*	19,362
650	TechTarget Inc.*	2,983
2,364	Trade Desk Inc., Class A Shares*	50,968
	Total Advertising	230,615
Internet - 0.9%
1,097	1-800-Flowers.com Inc., Class A Shares*	5,013
989	Angi Inc., Class A Shares*	5,796
346	AudioEye Inc.*	2,657
1,452	Backblaze Inc., Class A Shares*	12,023
130	BARK Inc.*	1,312
1,568	Bed Bath & Beyond Inc.*	9,612
1,595	Bumble Inc., Class A Shares*	5,056
1,976	Cargurus Inc., Class A Shares*	59,003
1,694	Cars.com Inc.*	17,414
706	CDW Corp.	88,568
1,345	Chewy Inc., Class A Shares*	30,316
1,175	Cogent Communications Holdings Inc.	20,868
7,272	Coupang Inc., Class A Shares*	120,715
355	Crexendo Inc.*	3,507
2,499	eBay Inc.	273,066
40,515	Entravision Communications Corp., Class A Shares	367,876
622	ePlus Inc.	51,060
515	Etsy Inc.*	34,979
609	EverQuote Inc., Class A Shares*	11,717
647	Expedia Group Inc.	146,086
322	F5 Inc.*	123,471
52,094	Figs Inc., Class A Shares*	612,625
652	fuboTV Inc., Class A Shares*(b)	6,579
625	Gambling.com Group Ltd.*	1,487
3,073	Gen Digital Inc.	79,253
2,372	Getty Images Holdings Inc.*(b)	2,467
746	GoDaddy Inc., Class A Shares*	64,029
961	Grindr Inc.*	12,012
696	Groupon Inc., Class A Shares*	14,080
611	HealthStream Inc.	15,257
4,945	Hims & Hers Health Inc.*(b)	129,312
430	IAC Inc.*	19,303
362	Lands’ End Inc.*	4,253
515	Liquidity Services Inc.*	18,648
2,123	Lyft Inc., Class A Shares*	29,956
3,372	Magnite Inc.*	48,321
922	Maplebear Inc.*	36,696
1,238	Match Group Inc.	44,729
725	MediaAlpha Inc., Class A Shares*	6,452
1,111	Nerdy Inc.*	914
1,120	Newsmax Inc., Class B Shares*	9,531
5,858	Nextdoor Holdings Inc.*	12,360

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)
Shares/Units	Security	Value
COMMON STOCKS - (continued)
COMMUNICATIONS - (continued)
Internet - (continued)
2,424	Open Lending Corp.*	$5,527
581	OptimizeRx Corp.*	3,015
118	Phoenix Education Partners Inc.	3,568
3,377	Pinterest Inc., Class A Shares*	67,709
1,467	Q2 Holdings Inc.*	69,462
1,358	QuinStreet Inc.*	17,002
45,270	RealReal Inc.*	436,403
733	Reddit Inc., Class A Shares*	129,008
1,036	Revolve Group Inc., Class A Shares*	20,306
4,210	Robinhood Markets Inc., Class A Shares*	397,003
699	Roku Inc., Class A Shares*	90,996
2,282	Rumble Inc.*(b)	20,972
1,396	Serve Robotics Inc.*(b)	13,053
632	Shutterstock Inc.	9,410
2,548	Sprinklr Inc., Class A Shares*	14,218
2,392	Stitch Fix Inc., Class A Shares*	8,516
2,755	TripAdvisor Inc.*	30,801
864	Trump Media & Technology Group Corp.*	8,044
182	Tucows Inc., Class A Shares*(a)	2,759
2,992	Upwork Inc.*	26,389
8,620	VeriSign Inc.	2,459,976
124	Vivid Seats Inc., Class A Shares*	1,075
547	Wayfair Inc., Class A Shares*	39,526
1,476	Yelp Inc., Class A Shares*	33,653
1,001	Ziff Davis Inc.*	45,115
288	Zillow Group Inc., Class A Shares*	10,184
832	Zillow Group Inc., Class C Shares*	29,120
1,692	ZipRecruiter Inc., Class A Shares*	5,482
	Total Internet	6,556,671
Media - 0.2%
1,186	AMC Global Media Inc., Class A Shares*	11,528
149	Cable One Inc.*	7,830
454	Charter Communications Inc., Class A Shares*	65,399
1,107	CuriosityStream Inc.	3,166
3,255	EchoStar Corp., Class A Shares*(b)	420,513
1,114	EW Scripps Co., Class A Shares*	3,776
196	FactSet Research Systems Inc.	48,112
1,104	Fox Corp., Class A Shares	70,568
790	Fox Corp., Class B Shares	45,338
2,846	Gray Media Inc.	11,412
2,903	iHeartMedia Inc., Class A Shares*	12,512
83	Liberty Broadband Corp., Class A Shares*	2,804
572	Liberty Broadband Corp., Class C Shares*	19,311
954	Liberty Global Ltd., Class A Shares*	11,935
921	Liberty Global Ltd., Class C Shares*	11,199
626	Liberty Latin America Ltd., Class A Shares*	5,052
3,363	Liberty Latin America Ltd., Class C Shares*	27,577
920	New York Times Co., Class A Shares	69,193
2,118	News Corp., Class A Shares	55,280
654	News Corp., Class B Shares	19,502
140	Nexstar Media Group Inc., Class A Shares	24,980
7,696	Optimum Communications Inc., Class A Shares*	5,066

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)
Shares/Units	Security	Value
COMMON STOCKS - (continued)
COMMUNICATIONS - (continued)
Media - (continued)
544	Scholastic Corp.(b)	$22,032
1,034	Sinclair Inc.	14,300
938	Sirius XM Holdings Inc.	27,690
644	Sphere Entertainment Co.*	89,181
1,126	Thryv Holdings Inc.*	4,369
3,430	USA TODAY Co., Inc.*	26,788
12,945	Warner Bros Discovery Inc.*	349,644
	Total Media	1,486,057
Telecommunications - 3.7%
1,822	A10 Networks Inc.	54,915
2,127	ADTRAN Holdings Inc.*	35,202
233	Anterix Inc.*	14,917
25,916	Applied Digital Corp.*	1,225,309
7,943	AST SpaceMobile Inc., Class A Shares*	900,816
236	ATN International Inc.	6,646
435	Aviat Networks Inc.*	7,730
92	BK Technologies Corp.*	7,595
27,652	BlackSky Technology Inc., Class A Shares*	1,340,292
1,418	Calix Inc.*	56,366
786	Ciena Corp.*	456,061
287	Clearfield Inc.*	13,552
13,225	Corning Inc.	2,395,841
23,151	Credo Technology Group Holding Ltd.*	5,464,331
3,334	Extreme Networks Inc.*	88,384
18,631	Frequency Electronics Inc.*	1,413,720
1,182	Globalstar Inc.*	99,536
1,939	Gogo Inc.*	8,861
187,305	Harmonic Inc.*	2,830,179
387	IDT Corp., Class B Shares	21,347
453	Inseego Corp.*	5,943
4,281	InterDigital Inc.	1,079,197
454	Iridium Communications Inc.	23,508
16	Liberty Capital Corp., Class A Shares*	357
165	Liberty Capital Corp., Class C Shares*	3,691
56,427	LightPath Technologies Inc., Class A Shares*	958,130
22,491	Lumen Technologies Inc.*	247,176
553	Millicom International Cellular SA	47,204
700	NETGEAR Inc.*	18,193
129,677	Nokia OYJ, ADR	1,924,407
563	Ooma Inc.*	9,937
2,552	Powerfleet Inc. NJ*	9,978
54	Preformed Line Products Co.	19,970
2,118	Ribbon Communications Inc.*	6,523
2,250	Satellogic Inc., Class A Shares*	21,398
1,155	Shenandoah Telecommunications Co.	18,422
397	Spok Holdings Inc.	4,204
2,366	Telephone & Data Systems Inc.	92,534
24	Ubiquiti Inc.	14,013
3,734	Uniti Group Inc.*	41,895
2,975	Viasat Inc.*	239,845
133,582	Viavi Solutions Inc.*	6,486,742

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)
Shares/Units	Security	Value
COMMON STOCKS - (continued)
COMMUNICATIONS - (continued)
Telecommunications - (continued)
5,189	Vistance Networks Inc.*	$64,759
	Total Telecommunications	27,779,626
	TOTAL COMMUNICATIONS	36,052,969
CONSUMER CYCLICAL - 9.0%
Airlines - 0.5%
614	Alaska Air Group Inc.*	28,256
559	Allegiant Travel Co.*	51,210
3,651	American Airlines Group Inc.*	53,451
3,688	Delta Air Lines Inc.	304,186
2,391	Frontier Group Holdings Inc.*	14,466
7,048	JetBlue Airways Corp.*	38,553
960	SkyWest Inc.*	82,224
62,032	Southwest Airlines Co.	2,664,274
1,809	United Airlines Holdings Inc.*	207,673
	Total Airlines	3,444,293
Apparel - 0.9%
298	Birkenstock Holding PLC*(b)	13,431
2,777	Capri Holdings Ltd.*	51,402
831	Carter’s Inc.	32,068
188	Columbia Sportswear Co.	12,442
272	Crocs Inc.*	32,278
777	Deckers Outdoor Corp.*	88,461
1,820	Ermenegildo Zegna NV	26,754
36,200	Gildan Activewear Inc., Class A Shares	2,207,476
1,369	Kontoor Brands Inc.	98,253
317	Lakeland Industries Inc.	3,430
1,306	On Holding AG, Class A Shares*	53,311
382	Oxford Industries Inc.	17,045
256	PVH Corp.	23,880
212	Ralph Lauren Corp., Class A Shares	77,147
153	Rocky Brands Inc.	5,915
34,527	Steven Madden Ltd.	1,499,853
552	Superior Group of Cos., Inc.	7,060
16,119	Tapestry Inc.	2,344,670
683	Torrid Holdings Inc.*	1,093
950	Under Armour Inc., Class A Shares*	5,576
948	Under Armour Inc., Class C Shares*	5,432
2,095	VF Corp.	35,992
202	Weyco Group Inc.	7,129
1,960	Wolverine World Wide Inc.	34,398
	Total Apparel	6,684,496
Auto Manufacturers - 0.4%
752	Blue Bird Corp.*	50,963
765	Cummins Inc.	494,672
2,865	Faraday Future Intelligent Electric Inc.*	1,042
151,698	Ford Motor Co.	2,645,613
5,001	Hyliion Holdings Corp.*	34,957
654	Lucid Group Inc.*(b)	4,284
4,204	Rivian Automotive Inc., Class A Shares*	68,525
1,100	Wabash National Corp.	8,723
	Total Auto Manufacturers	3,308,779

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)
Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER CYCLICAL - (continued)
Auto Parts & Equipment - 0.9%
1,999	Adient PLC*	$45,697
873	Aeva Technologies Inc.*(b)	24,601
7,029	Allison Transmission Holdings Inc.	798,002
1,178	Aptiv PLC*	80,033
5,928	Aurora Innovation Inc., Class A Shares*	43,512
22,717	BorgWarner Inc.	1,631,535
506	Cooper-Standard Holdings Inc.*	15,347
2,776	Dana Inc.	98,298
32,696	Dauch Corp.*	217,101
17,276	Dorman Products Inc.*	2,140,842
544	Douglas Dynamics Inc.	24,235
1,105	Fox Factory Holding Corp.*	19,934
4,216	Garrett Motion Inc.	138,116
49,336	Gentex Corp.	1,191,958
817	Gentherm Inc.*	28,342
6,271	Goodyear Tire & Rubber Co.*	38,253
958	Holley Inc.*	2,615
5,337	indie Semiconductor Inc., Class A Shares*(b)	26,632
266	Lear Corp.	38,070
1,230	Methode Electronics Inc.	14,194
5,712	Microvast Holdings Inc.*	8,854
270	Miller Industries Inc.	12,936
323	Motorcar Parts of America Inc.*	3,572
937	Phinia Inc.	72,393
2,174	QuantumScape Corp., Class A Shares*	19,523
2,971	Solid Power Inc.*	9,834
522	Standard Motor Products Inc.	20,457
128	Strattec Security Corp.*	10,235
1,165	Titan International Inc.*	8,411
392	Versigent PLC*	17,295
659	Visteon Corp.	77,953
633	XPEL Inc.*	28,941
	Total Auto Parts & Equipment	6,907,721
Distribution/Wholesale - 0.4%
1,063	Core & Main Inc., Class A Shares*	52,565
117	EVI Industries Inc.	2,043
6,380	Fastenal Co.	281,996
863	G-III Apparel Group Ltd.	27,901
349	Global Industrial Co.	10,610
451	Gold.com Inc.	19,082
799	Hudson Technologies Inc.*	4,251
1,451	LKQ Corp.	39,351
23,245	OPENLANE Inc.*	885,634
183	Pool Corp.	33,196
1,053	RB Global Inc.	111,987
3,045	Resideo Technologies Inc.*	95,217
1,508	Rush Enterprises Inc., Class A Shares	104,550
207	Rush Enterprises Inc., Class B Shares	13,434
503	ScanSource Inc.*	23,274
221	SiteOne Landscape Supply Inc.*	24,001
2,162	ThredUp Inc., Class A Shares*	10,053
475	Titan Machinery Inc.*	10,364

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)
Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER CYCLICAL - (continued)
Distribution/Wholesale - (continued)
2,024	VSE Corp.	$374,744
199	Watsco Inc.	73,053
267	WESCO International Inc.	96,432
246	WW Grainger Inc.	303,623
	Total Distribution/Wholesale	2,597,361
Entertainment - 0.9%
1,269	Accel Entertainment Inc., Class A Shares*	15,088
11,090	AMC Entertainment Holdings Inc., Class A Shares*	19,186
238	Atlanta Braves Holdings Inc., Class A Shares*	12,757
1,102	Atlanta Braves Holdings Inc., Class C Shares*	54,659
229	Bally’s Corp.*	3,247
2,659	Brightstar Lottery PLC	29,861
1,035	Caesars Entertainment Inc.*	30,067
327	Churchill Downs Inc.	28,518
2,565	Cinemark Holdings Inc.	71,820
2,571	DraftKings Inc., Class A Shares*	62,964
414	Falcon’s Beyond Global Inc., Class A Shares*	6,417
878	Flutter Entertainment PLC*	85,148
14,868	IMAX Corp.*	589,962
394	Inspired Entertainment Inc.*	3,034
107	Liberty Live Holdings Inc., Class A Shares*	10,306
263	Liberty Live Holdings Inc., Class C Shares*	26,063
126	Liberty Media Corp. Liberty Formula One, Class A Shares*	10,582
1,149	Liberty Media Corp. Liberty Formula One, Class C Shares*	104,318
4,889	Lionsgate Studios Corp.*	70,157
899	Live Nation Entertainment Inc.*	151,401
941	Madison Square Garden Entertainment Corp., Class A Shares*	66,369
90	Madison Square Garden Sports Corp., Class A Shares*	33,686
678	Marriott Vacations Worldwide Corp.	57,549
329	Monarch Casino & Resort Inc.	39,566
859	Penn Entertainment Inc.*	16,175
515	Pursuit Attractions & Hospitality Inc.*	23,057
291	RCI Hospitality Holdings Inc.	7,383
1,171	Red Rock Resorts Inc., Class A Shares	68,363
492	Reservoir Media Inc.*	5,077
35,530	Rush Street Interactive Inc., Class A Shares*	900,330
2,308	Six Flags Entertainment Corp.*	48,491
317	Starz Entertainment Corp.*	7,411
4,047	Super Group SGHC Ltd.	50,385
17,579	TKO Group Holdings Inc., Class A Shares	3,606,859
638	United Parks & Resorts Inc.*	25,603
179	Vail Resorts Inc.(b)	23,914
436	Webtoon Entertainment Inc.*(b)	5,358
	Total Entertainment	6,371,131
Food Service - 0.0%
1,493	Aramark	79,696
Home Builders - 0.5%
756	Beazer Homes USA Inc.*	19,195
190	Cavco Industries Inc.*	101,939
635	Century Communities Inc.	33,541
1,327	Champion Homes Inc.*	97,707
1,454	DR Horton Inc.	213,869

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)
Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER CYCLICAL - (continued)
Home Builders - (continued)
683	Dream Finders Homes Inc., Class A Shares*	$10,559
440	Forestar Group Inc.*	12,087
742	Green Brick Partners Inc.*	49,907
127	Hovnanian Enterprises Inc., Class A Shares*	14,016
9,794	Installed Building Products Inc.	2,056,544
1,489	KB Home	72,752
590	LCI Industries	64,322
1,138	Lennar Corp., Class A Shares	102,170
38	Lennar Corp., Class B Shares(b)	3,347
551	LGI Homes Inc.*	26,343
635	M/I Homes Inc.*	83,579
1,642	Meritage Homes Corp.	107,124
15	NVR Inc.*	91,572
1,067	PulteGroup Inc.	126,098
2,279	Taylor Morrison Home Corp., Class A Shares*	133,321
301	Thor Industries Inc.	23,803
506	Toll Brothers Inc.	70,101
741	Winnebago Industries Inc.	22,000
	Total Home Builders	3,535,896
Home Furnishings - 0.5%
46,459	Alliance Laundry Holdings Inc.*	1,173,090
1,228	Arhaus Inc., Class A Shares	8,314
939	Daktronics Inc.*	19,419
342	Dolby Laboratories Inc., Class A Shares	19,087
554	Ethan Allen Interiors Inc.	11,423
93	Flexsteel Industries Inc.	5,359
224	Hamilton Beach Brands Holding Co., Class A Shares	4,547
3,131	Leggett & Platt Inc.	32,155
309	Lovesac Co.*	4,752
1,825	MillerKnoll Inc.	29,529
446	SharkNinja Inc.*	54,363
471	Sleep Number Corp.*	560
29,609	Somnigroup International Inc.	2,096,613
2,861	Sonos Inc.*	45,147
40	Traeger Inc.*	2,782
313	Whirlpool Corp.(b)	13,590
1,443	Xperi Inc.*	11,472
	Total Home Furnishings	3,532,202
Housewares - 0.0%
216	Central Garden & Pet Co.*	8,312
1,176	Central Garden & Pet Co., Class A Shares*	40,137
2,321	Newell Brands Inc.	7,891
246	Scotts Miracle-Gro Co.	14,514
	Total Housewares	70,854
Leisure Time - 0.7%
672	Acushnet Holdings Corp.	59,660
746	Amer Sports Inc.*	26,543
423	American Outdoor Brands Inc.*	4,287
400	Brunswick Corp.	33,504
3,112	Callaway Golf Co.*	47,925
7,125	Carnival Corp., Ltd.	199,927
535	Clarus Corp.	1,640

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)
Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER CYCLICAL - (continued)
Leisure Time - (continued)
175	Escalade Inc.	$3,285
3,078	Global Business Travel Group I*	28,749
704	Harley-Davidson Inc.	17,023
98	Johnson Outdoors Inc., Class A Shares	4,386
29,406	Life Time Group Holdings Inc.*	972,750
30,316	Lindblad Expeditions Holdings Inc.*	695,752
1,183	Livewire Group Inc.*	1,668
517	Malibu Boats Inc., Class A Shares*	14,197
456	MasterCraft Boat Holdings Inc.*	10,620
2,437	Norwegian Cruise Line Holdings Ltd.*	44,695
2,259	OneSpaWorld Holdings Ltd.	53,651
782	Patrick Industries Inc.	70,787
9,545	Peloton Interactive Inc., Class A Shares*	61,088
470	Planet Fitness Inc., Class A Shares*	25,150
1,276	Polaris Inc.	90,047
1,408	Royal Caribbean Cruises Ltd.	400,759
9,739	Sabre Corp.*	17,141
17,156	Viking Holdings Ltd.*	1,580,239
554	Xponential Fitness Inc., Class A Shares*	3,041
20,880	YETI Holdings Inc.*	1,001,614
	Total Leisure Time	5,470,128
Lodging - 0.1%
288	Boyd Gaming Corp.	23,812
157	Choice Hotels International Inc.(b)	17,094
1,469	Hilton Grand Vacations Inc.*	76,418
1,276	Hilton Worldwide Holdings Inc.	418,094
201	Hyatt Hotels Corp., Class A Shares	36,454
1,646	Las Vegas Sands Corp.	83,238
630	Marcus Corp.	11,913
1,036	MGM Resorts International*	45,242
385	Travel + Leisure Co.	26,180
381	Wyndham Hotels & Resorts Inc.	30,579
424	Wynn Resorts Ltd.	42,917
	Total Lodging	811,941
Office Furnishings - 0.0%
1,720	HNI Corp.	53,647
1,472	Interface Inc., Class A Shares	43,571
491	Virco Mfg. Corp.	2,961
	Total Office Furnishings	100,179
Retail - 3.2%
1,098	Abercrombie & Fitch Co., Class A Shares*	84,788
1,596	Academy Sports & Outdoors Inc.	84,269
1,443	Advance Auto Parts Inc.	86,926
3,761	American Eagle Outfitters Inc.	59,424
226	America’s Car-Mart Inc.*	2,777
1,938	Arko Corp.	15,039
476	Asbury Automotive Group Inc.*	89,350
148	AutoNation Inc.*	27,783
519	Barnes & Noble Education Inc.*	5,377
280	Bassett Furniture Industries Inc.	4,189
1,073	Bath & Body Works Inc.	21,481
1,107	Best Buy Co., Inc.	86,291

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)
Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER CYCLICAL - (continued)
Retail - (continued)
18	Biglari Holdings Inc., Class B Shares*	$5,229
453	BJ’s Restaurants Inc.*	21,314
746	BJ’s Wholesale Club Holdings Inc.*	63,619
386	Black Rock Coffee Bar Inc., Class A Shares*	3,211
2,052	Bloomin’ Brands Inc.	17,319
212	BlueLinx Holdings Inc.*	11,022
725	Boot Barn Holdings Inc.*	123,156
1,044	Brinker International Inc.*	148,645
803	Buckle Inc.	36,834
337	Build-A-Bear Workshop Inc.	12,540
3,573	Burlington Stores Inc.*	1,157,045
878	Caleres Inc.	12,784
1,520	Camping World Holdings Inc., Class A Shares	11,142
778	CarMax Inc.*	34,714
3,755	Carvana Co., Class A Shares*	274,115
2,486	Casey’s General Stores Inc.	1,907,110
11,480	Cava Group Inc.*	891,537
13,140	Cheesecake Factory Inc.	867,766
113	Citi Trends Inc.*	5,199
4,002	Clean Energy Fuels Corp.*	8,164
569	Cracker Barrel Old Country Store Inc.(b)	19,244
638	Darden Restaurants Inc.	130,095
624	Dave & Buster’s Entertainment Inc.*	8,343
788	Designer Brands Inc., Class A Shares	6,083
11,239	Dick’s Sporting Goods Inc.	2,557,659
16	Dillard’s Inc., Class A Shares	9,443
347	Dine Brands Global Inc.	10,889
1,225	Dollar General Corp.	135,497
1,049	Dollar Tree Inc.*	122,146
163	Domino’s Pizza Inc.	50,624
648	Dutch Bros Inc., Class A Shares*	37,584
562	El Pollo Loco Holdings Inc.*	8,357
158	Envela Corp.*	4,023
3,770	EVgo Inc., Class A Shares*	8,369
10,579	Ferguson Enterprises Inc.	2,390,537
1,133	First Watch Restaurant Group Inc.*	13,177
5,068	FirstCash Holdings Inc.	1,114,504
6,743	Five Below Inc.*	1,533,088
540	Floor & Decor Holdings Inc., Class A Shares*	27,756
277	Freshpet Inc.*	14,293
2,196	GameStop Corp., Class A Shares*	46,511
1,173	Gap Inc.	24,809
285	Genesco Inc.*	10,935
736	Genuine Parts Co.	72,643
6,301	Group 1 Automotive Inc.	1,993,258
271	Haverty Furniture Cos., Inc.	6,284
80	J Jill Inc.	1,014
503	Jack in the Box Inc.*	6,262
2,653	Kohl’s Corp.	38,097
2,191	Krispy Kreme Inc.*	7,712
139	Kura Sushi USA Inc., Class A Shares*	7,810
1,108	La-Z-Boy Inc.	41,639

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)
Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER CYCLICAL - (continued)
Retail - (continued)
130	Lithia Motors Inc., Class A Shares	$37,816
571	Lululemon Athletica Inc.*	74,904
1,601	Macy’s Inc.	34,838
518	MarineMax Inc.*	17,840
361	Movado Group Inc.	13,819
266	MSC Industrial Direct Co., Inc., Class A Shares	29,119
2,420	Murphy USA Inc.	1,224,593
1,854	National Vision Holdings Inc.*	31,054
1,123	Nu Skin Enterprises Inc., Class A Shares	6,502
310	Ollie’s Bargain Outlet Holdings Inc.*	25,305
494	OneWater Marine Inc., Class A Shares*	5,439
873	Papa John’s International Inc.	29,865
291	PC Connection Inc.	20,251
105	Penske Automotive Group Inc.	17,574
1,883	Petco Health & Wellness Co., Inc., Class A Shares*	5,668
1,650	Portillo’s Inc., Class A Shares*	7,078
616	PriceSmart Inc.	104,714
3,657	QXO Inc.*(b)	63,083
1,893	Restaurant Brands International Inc.	141,407
88	RH*	13,067
5,452	Ross Stores Inc.	1,263,392
2,681	Sally Beauty Holdings Inc.*	35,604
934	Savers Value Village Inc.*	8,359
942	Shake Shack Inc., Class A Shares*	60,580
442	Shoe Carnival Inc.	7,823
940	Signet Jewelers Ltd.	82,147
369	Sonic Automotive Inc., Class A Shares	30,487
2,445	Sweetgreen Inc., Class A Shares*	24,352
380	Texas Roadhouse Inc., Class A Shares	68,636
2,955	Tractor Supply Co.	93,171
251	Ulta Beauty Inc.*	127,721
16,079	Urban Outfitters Inc.*	1,168,139
1,700	Victoria’s Secret & Co.*	93,500
2,345	Warby Parker Inc., Class A Shares*	57,499
992	Wendy’s Co.(b)	7,638
638	Williams-Sonoma Inc.	129,878
141	Wingstop Inc.	22,131
75	Winmark Corp.	28,393
13,457	Yum! Brands Inc.	1,990,963
348	Zumiez Inc.*	8,571
	Total Retail	23,851,764
Textiles - 0.0%
362	UniFirst Corp.	96,082
Toys/Games/Hobbies - 0.0%
720	Funko Inc., Class A Shares*	4,089
758	Hasbro Inc.	65,317
154	JAKKS Pacific Inc.	3,402
1,615	Mattel Inc.*	24,128
	Total Toys/Games/Hobbies	96,936
	TOTAL CONSUMER CYCLICAL	66,959,459

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)
Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER NON-CYCLICAL - 16.8%
Agriculture - 0.4%
131	Alico Inc.	$5,325
769	Andersons Inc.	54,284
2,657	Archer-Daniels-Midland Co.	211,975
16,543	Bunge Global SA	2,039,752
899	Darling Ingredients Inc.*	53,131
1,593	Dole PLC	22,286
871	Fresh Del Monte Produce Inc.	27,994
391	Ispire Technology Inc.*	708
392	Limoneira Co.	4,986
464	Tejon Ranch Co.*	8,969
3,261	Turning Point Brands Inc.	276,957
623	Universal Corp.	32,315
931	Vital Farms Inc.*	9,319
	Total Agriculture	2,748,001
Beverages - 0.5%
50	Boston Beer Co., Inc., Class A Shares*	8,864
2,109	BRC Inc., Class A Shares*	3,459
240	Brown-Forman Corp., Class A Shares	6,415
726	Brown-Forman Corp., Class B Shares	18,673
831	Celsius Holdings Inc.*	27,647
315	Coca-Cola Consolidated Inc.	54,577
16,577	Constellation Brands Inc., Class A Shares	2,301,219
8,105	MGP Ingredients Inc.	143,053
953	Molson Coors Beverage Co., Class B Shares	37,672
605	National Beverage Corp.*	22,379
1,298	Primo Brands Corp., Class A Shares	32,190
9,892	Suja Life Inc., Class A Shares*	152,634
13,557	Vita Coco Co., Inc.*	1,018,537
1,130	Westrock Coffee Co.*	9,074
774	Zevia PBC, Class A Shares*	1,200
	Total Beverages	3,837,593
Biotechnology - 6.5%
976	4D Molecular Therapeutics Inc.*	9,672
40,673	AbCellera Biologics Inc.*(b)	250,952
1,404	Abeona Therapeutics Inc.*	8,115
3,065	Absci Corp.*	20,689
2,984	ACADIA Pharmaceuticals Inc.*	64,633
3,124	ADC Therapeutics SA*	10,622
5,598	ADMA Biologics Inc.*	44,672
1,685	Akero Therapeutics Inc.*(a)(c)	1,095
488	Aktis Oncology Inc.*	10,121
1,104	Aldeyra Therapeutics Inc.*	1,932
2,403	Alector Inc.*	5,190
3,487	Allogene Therapeutics Inc.*	7,567
4,006	Alnylam Pharmaceuticals Inc.*	1,209,732
1,655	Altimmune Inc.*	5,048
1,626	Alumis Inc.*	35,122
421	AnaptysBio Inc.*	23,437
2,026	Anavex Life Sciences Corp.*	6,139
3,670	ANI Pharmaceuticals Inc.*	288,132
3,027	Annexon Inc.*	16,406
585	Apellis Pharmaceuticals Inc.*(a)(c)	18

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)
Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER NON-CYCLICAL - (continued)
Biotechnology - (continued)
30,716	Apogee Therapeutics Inc.*	$2,523,012
3,443	Arbutus Biopharma Corp.*	15,700
876	Arcellx Inc.*(a)(c)	61
525	Arcturus Therapeutics Holdings Inc.*	4,158
2,015	Arcus Biosciences Inc.*	51,060
23,843	Arcutis Biotherapeutics Inc.*	511,671
6,049	Ardelyx Inc.*	36,536
714	ArriVent Biopharma Inc.*	21,613
21,134	Arrowhead Pharmaceuticals Inc.*	1,646,550
1,557	ARS Pharmaceuticals Inc.*	14,122
1,524	Atea Pharmaceuticals Inc.*	7,117
1,446	Aura Biosciences Inc.*	10,802
2,711	Aurinia Pharmaceuticals Inc.*	41,560
4,962	Axsome Therapeutics Inc.*	1,163,490
2,416	Beam Therapeutics Inc.*	79,559
493	Benitec Biopharma Inc.*	5,699
982	Bicara Therapeutics Inc.*	21,358
883	BioAge Labs Inc.*	15,267
5,530	BioCryst Pharmaceuticals Inc.*	49,272
829	Biogen Inc.*	162,484
2,967	Biohaven Ltd.*	32,667
1,057	BioMarin Pharmaceutical Inc.*	60,556
115	Bio-Rad Laboratories Inc., Class A Shares*	35,935
3,740	Bridgebio Pharma Inc.*	247,812
7,015	Bright Minds Biosciences Inc.*(a)	617,811
1,034	Capricor Therapeutics Inc.*	30,979
1,935	Cardiff Oncology Inc.*(b)	3,676
326	Cartesian Therapeutics Inc.*	2,458
11,372	Celcuity Inc.*	1,511,111
1,800	Celldex Therapeutics Inc.*	56,574
921	Certara Inc.*	5,360
1,359	CG oncology Inc.*	84,652
3,391	Cogent Biosciences Inc.*	118,549
3,209	Compass Therapeutics Inc.*	7,637
1,073	Contra Alimera Science*(a)(c)	43
3,802	Corteva Inc.	297,621
105,568	Crinetics Pharmaceuticals Inc.*	3,752,942
2,204	CRISPR Therapeutics AG*	123,821
1,309	Cullinan Therapeutics Inc.*	21,520
3,278	Cytek Biosciences Inc.*	13,735
3,094	Cytokinetics Inc.*	237,495
53,219	Definium Therapeutics Inc.*	1,287,368
3,311	Denali Therapeutics Inc.*	69,663
22,893	Design Therapeutics Inc.*	239,919
648	DiaMedica Therapeutics Inc.*	3,882
851	Dianthus Therapeutics Inc.*	79,152
626	Disc Medicine Inc., Class A Shares*	43,551
3,035	Dyne Therapeutics Inc.*	58,667
32,107	Edgewise Therapeutics Inc.*	1,096,775
2,959	Editas Medicine Inc.*	10,238
2,075	Eledon Pharmaceuticals Inc.*	7,906
1,657	Emergent BioSolutions Inc.*	15,112

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)
Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER NON-CYCLICAL - (continued)
Biotechnology - (continued)
543	Entrada Therapeutics Inc.*	$3,839
4,782	Erasca Inc.*	61,401
6,257	Esperion Therapeutics Inc.*	19,584
1,358	Evolus Inc.*	8,908
248	Evommune Inc.*	5,761
27,698	Exelixis Inc.*	1,398,195
1,885	EyePoint Inc.*	25,598
3,093	Fate Therapeutics Inc.*	8,784
421	First Tracks Biotherapeutics Inc.*	6,719
15,412	Geron Corp.*	19,265
6,117	Gossamer Bio Inc.*(b)	1,412
151	Greenwich Lifesciences Inc.*(b)	3,952
616	Halozyme Therapeutics Inc.*	40,989
12,470	Hemab Therapeutics Holdings Inc.*	355,395
3,124	Humacyte Inc.*(b)	4,061
1,989	Ideaya Biosciences Inc.*	58,616
867	Illumina Inc.*	141,286
6,978	ImmunityBio Inc.*(b)	52,475
52,938	Immunome Inc.*	1,155,637
1,934	Immunovant Inc.*	64,402
7,945	Incyte Corp.*	768,599
220	Inhibrx Biosciences Inc.*	22,882
650	Inmune Bio Inc.*	916
1,783	Innoviva Inc.*	38,192
1,164	Insmed Inc.*	124,443
2,508	Intellia Therapeutics Inc.*	35,288
859	Ionis Pharmaceuticals Inc.*	65,713
7,637	Iovance Biotherapeutics Inc.*	31,312
1,003	Jade Biosciences Inc.*	21,103
917	Janux Therapeutics Inc.*	13,379
827	Keros Therapeutics Inc.*	9,304
18,655	Kiniksa Pharmaceuticals International PLC, Class A Shares*	902,529
801	Kodiak Sciences Inc.*	29,405
140	Korro Bio Inc.*	1,877
597	Krystal Biotech Inc.*	184,491
1,878	Kura Oncology Inc.*	19,156
10,790	Kymera Therapeutics Inc.*	878,522
57,657	Larimar Therapeutics Inc.*	200,646
454	LB Pharmaceuticals Inc.*	12,698
446	LENZ Therapeutics Inc.*	3,470
1,487	Lexeo Therapeutics Inc.*	7,643
3,540	Ligand Pharmaceuticals Inc.*	821,138
1,561	Liquidia Corp.*	96,563
398	MapLight Therapeutics Inc.*	11,665
2,798	Maravai LifeSciences Holdings Inc., Class A Shares*	13,430
11,019	Maze Therapeutics Inc.*	291,563
22,776	MBX Biosciences Inc.*	716,761
1,494	MeiraGTx Holdings PLC*	15,911
1,007	Mineralys Therapeutics Inc.*	31,720
199	Mirati Therapeutics Inc.*(a)(c)	139
1,998	Moderna Inc.*	94,286
135	Monopar Therapeutics Inc.*	8,780

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)
Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER NON-CYCLICAL - (continued)
Biotechnology - (continued)
1,436	Monte Rosa Therapeutics Inc.*	$28,304
2,357	Myriad Genetics Inc.*	9,357
36,268	NeoGenomics Inc.*	381,539
1,498	Niagen Bioscience Inc.*	5,782
2,164	Nkarta Inc.*	7,033
3,470	Novavax Inc.*	38,066
2,362	Nurix Therapeutics Inc.*	41,949
9,604	Nuvalent Inc., Class A Shares*	1,060,186
5,681	Nuvation Bio Inc.*	27,155
1,571	Olema Pharmaceuticals Inc.*	20,721
1,641	Omeros Corp.*(b)	18,117
2,438	Organogenesis Holdings Inc., Class A Shares*	6,266
1,104	Oruka Therapeutics Inc.*	64,617
222	Palvella Therapeutics Inc.*	26,298
1,850	Perspective Therapeutics Inc.*	7,289
1,253	Phathom Pharmaceuticals Inc.*	12,016
15,464	Praxis Precision Medicines Inc.*	5,411,936
4,030	Precigen Inc.*	17,490
2,350	Prime Medicine Inc.*	8,343
2,547	Protalix BioTherapeutics Inc.*	5,374
792	Protara Therapeutics Inc.*	3,683
1,032	Prothena Corp. PLC*	10,506
31,675	PTC Therapeutics Inc.*	2,339,199
1,021	Puma Biotechnology Inc.*	7,321
671	Rapport Therapeutics Inc.*	26,505
11,351	Recursion Pharmaceuticals Inc., Class A Shares*(b)	40,750
3,600	Regeneron Pharmaceuticals Inc.	2,213,208
1,455	REGENXBIO Inc.*	10,200
3,206	Relay Therapeutics Inc.*	45,044
1,856	Replimune Group Inc.*	16,129
6,881	Revolution Medicines Inc.*	1,083,620
2,118	Rezolute Inc.*	6,989
515	Rigel Pharmaceuticals Inc.*	15,702
1,696	Rocket Pharmaceuticals Inc.*	5,207
2,426	Roivant Sciences Ltd.*	72,756
2,169	Royalty Pharma PLC, Class A Shares	120,943
3,020	Sana Biotechnology Inc.*	9,966
549	Sarepta Therapeutics Inc.*	9,811
3,419	Savara Inc.*	17,779
18,350	Scholar Rock Holding Corp.*	904,655
26,611	Septerna Inc.*	803,652
8,167	Sionna Therapeutics Inc.*	349,711
1,875	Solid Biosciences Inc.*	13,763
1,118	Stoke Therapeutics Inc.*	34,557
25,785	Structure Therapeutics Inc., ADR*	1,014,382
736	Summit Therapeutics Inc.*	12,909
2,149	Syndax Pharmaceuticals Inc.*	42,099
2,506	Tango Therapeutics Inc.*	55,082
9,217	Tarsus Pharmaceuticals Inc.*	547,490
5,210	Taysha Gene Therapies Inc.*	30,583
363	Tectonic Therapeutic Inc.*	11,313
3,423	TG Therapeutics Inc.*	129,869

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)
Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER NON-CYCLICAL - (continued)
Biotechnology - (continued)
810	Theravance Biopharma Inc.*	$13,009
840	Third Harmonic Bio Inc.*(a)	25
1,944	Travere Therapeutics Inc.*	91,718
666	TriSalus Life Sciences Inc.*	2,271
115	Tvardi Therapeutics Inc.*	389
615	Tyra Biosciences Inc.*	20,547
529	Ultragenyx Pharmaceutical Inc.*	12,664
235	United Therapeutics Corp.*	130,853
773	Upstream Bio Inc.*	6,462
907	UroGen Pharma Ltd.*	25,514
1,467	Vera Therapeutics Inc., Class A Shares*	52,108
1,870	Veracyte Inc.*	86,656
1,463	Verastem Inc.*	6,335
1,270	Vericel Corp.*	42,329
631	Viking Therapeutics Inc.*	20,659
2,217	Vir Biotechnology Inc.*	21,150
1,883	Viridian Therapeutics Inc.*	33,178
41,620	WaVe Life Sciences Ltd.*	273,860
1,886	Xencor Inc.*	22,406
52,303	Xenon Pharmaceuticals Inc.*	2,862,543
186	XOMA Royalty Corp.*	7,758
422	Zenas Biopharma Inc.*	7,765
1,220	Zevra Therapeutics Inc.*	14,140
1,182	Zymeworks Inc.*	29,704
	Total Biotechnology	48,472,639
Commercial Services - 2.6%
1,488	ABM Industries Inc.	58,121
668	Acacia Research Corp.*	3,106
2,747	ADT Inc.	18,432
1,532	Affirm Holdings Inc., Class A Shares*	112,832
727	AirSculpt Technologies Inc.*	3,911
1,143	Alarm.com Holdings Inc.*	51,561
10,331	Alight Inc., Class A Shares	9,735
309	Alta Equipment Group Inc.*	1,903
14,358	American Public Education Inc.*	710,290
989	AMN Healthcare Services Inc.*	28,651
14,609	Andersen Group Inc., Class A Shares*	540,533
1,999	API Group Corp.*	81,959
2,358	Arlo Technologies Inc.*	31,456
89	Avis Budget Group Inc.*	15,650
654	Barrett Business Services Inc.	21,281
2,982	Block Inc., Class A Shares*	225,797
641	Booz Allen Hamilton Holding Corp., Class A Shares	50,754
286	Bright Horizons Family Solutions Inc.*	17,909
1,488	BrightView Holdings Inc.*	18,392
1,024	Brink’s Co.	106,517
988	Cadiz Inc.*	4,821
326	Carriage Services Inc., Class A Shares	13,428
325	Cass Information Systems Inc.	14,960
1,265	CBIZ Inc.*	41,998
1,084	Chaince Digital Holdings Inc., ADR*	8,921
407	Cimpress PLC*	40,114

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)
Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER NON-CYCLICAL - (continued)
Commercial Services - (continued)
2,196	Clarivate PLC*	$5,556
2,491	CoreCivic Inc.*	52,510
372	Corpay Inc.*	134,590
5,523	Coursera Inc.*	29,769
809	Covista Inc.*	95,300
237	CPI Card Group Inc.*	4,022
171	CRA International Inc.	23,726
876	Cross Country Healthcare Inc.*	11,467
1,729	Custom Truck One Source Inc.*	16,564
1,122	Deluxe Corp.	27,253
195	Distribution Solutions Group Inc.*	5,265
1,526	Driven Brands Holdings Inc.*	21,120
422	Emerald Holding Inc.	2,110
603	Ennis Inc.	12,337
659	Equifax Inc.	109,256
262	Euronet Worldwide Inc.*	18,990
1,540	EVERTEC Inc.	37,684
1,863	First Advantage Corp.*	29,808
30,890	Flywire Corp.*	495,476
219	Forrester Research Inc.*	1,544
253	Franklin Covey Co.*	6,001
2,422	FTAI Infrastructure Inc.	10,802
167	FTI Consulting Inc.*	25,581
3,293	GEO Group Inc.*	74,652
1,316	Global Payments Inc.	99,371
4,222	GPGI Inc., Class A Shares	51,340
76	Graham Holdings Co., Class B Shares	83,394
139	Grand Canyon Education Inc.*	20,829
1,197	Green Dot Corp., Class A Shares*	15,405
670	H&R Block Inc.	25,788
683	Hackett Group Inc.	7,875
1,863	Healthcare Services Group Inc.*	38,378
790	Herc Holdings Inc.	105,070
2,710	Hertz Global Holdings Inc.*	14,634
320	HireQuest Inc.	4,208
18,791	Huron Consulting Group Inc.*	2,017,966
435	ICF International Inc.	29,945
616	Information Services Group Inc.	2,778
862	Insperity Inc.	29,713
978	John Wiley & Sons Inc., Class A Shares	41,154
716	Kelly Services Inc., Class A Shares	8,320
481	Kforce Inc.	22,602
753	KinderCare Learning Cos., Inc.*	2,892
34,187	Korn Ferry	2,392,406
3,095	Laureate Education Inc., Class A Shares*	99,009
2,570	Legalzoom.com Inc.*	16,165
1,218	Legence Corp., Class A Shares*	101,995
756	Lifecore Biomedical Inc.*	3,795
22,261	Lincoln Educational Services Corp.*	1,031,130
269	ManpowerGroup Inc.	8,509
185	MarketAxess Holdings Inc.	24,057
9,191	Marqeta Inc., Class A Shares*	37,316

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)
Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER NON-CYCLICAL - (continued)
Commercial Services - (continued)
743	Matthews International Corp., Class A Shares	$19,719
410	Medifast Inc.*	5,137
757	Monro Inc.	12,453
119	Morningstar Inc.	21,660
256	NIQ Global Intelligence PLC*	2,135
2,005	NPK International Inc.*	29,113
528	NRC Health	10,312
228	Paylocity Holding Corp.*	26,204
6,993	Payoneer Global Inc.*	36,364
805	Paysafe Ltd.*	6,223
1,466	Perdoceo Education Corp.	47,469
744	Priority Technology Holdings Inc.*	4,754
956	PROG Holdings Inc.	35,152
1,890	Progyny Inc.*	48,308
1,041	Quad/Graphics Inc.	7,756
4,352	Quanta Services Inc.	3,097,449
170	RCM Technologies Inc.*	3,674
4,072	Remitly Global Inc.*	81,521
2,093	Repay Holdings Corp., Class A Shares*	8,121
1,227	Resources Connection Inc.	5,546
605	Robert Half Inc.	17,811
1,667	Rollins Inc.	79,349
712	Service Corp. International	53,535
354	Sezzle Inc.*	41,825
363	Shift4 Payments Inc., Class A Shares*	16,175
176	SoundThinking Inc.*	1,322
10,397	Spire Global Inc., Class A Shares*(b)	237,468
6,026	StoneCo Ltd., Class A Shares	68,998
575	Strategic Education Inc.	44,131
993	Stride Inc.*	91,733
36,820	Target Hospitality Corp.*	639,195
4,721	TIC Solutions Inc.*	38,571
2,574	Toast Inc., Class A Shares*	67,001
259	Transcat Inc.*	21,891
1,057	TransUnion	75,639
715	TriNet Group Inc.	32,661
1,175	TrueBlue Inc.*	7,297
47	U-Haul Holding Co.*	2,721
599	U-Haul Holding Co. (Non-Voting), Class B Shares	31,160
14,482	UL Solutions Inc., Class A Shares	1,440,959
358	United Rentals Inc.	356,450
20,249	Universal Technical Institute Inc.*	757,515
1,404	Upbound Group Inc.	26,971
262	USCB Financial Holdings Inc.	4,858
37,825	Valvoline Inc.*	1,276,594
778	Verisk Analytics Inc., Class A Shares	136,142
3,858	Verra Mobility Corp., Class A Shares*	17,400
2,174	Vestis Corp.*	28,088
169	WEX Inc.*	24,498
356	Willdan Group Inc.*	32,339
885	WillScot Holdings Corp.	22,771
	Total Commercial Services	19,022,597

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)
Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER NON-CYCLICAL - (continued)
Cosmetics/Personal Care - 0.4%
2,077	Coty Inc., Class A Shares*	$4,424
1,291	Edgewell Personal Care Co.	22,618
276	elf Beauty Inc.*	15,456
1,372	Estee Lauder Cos., Inc., Class A Shares	122,039
2,231	Honest Co., Inc.*	7,809
439	Interparfums Inc.	41,429
10,757	Kenvue Inc.	185,881
5,994	Olaplex Holdings Inc.*	12,228
782	Perrigo Co. PLC	8,641
49,706	Prestige Consumer Healthcare Inc.*	2,362,526
3,178	SkinHealth Systems Inc.*	2,459
671	Waldencast PLC, Class A Shares*	825
	Total Cosmetics/Personal Care	2,786,335
Food - 0.8%
2,105	Albertsons Cos., Inc., Class A Shares	32,859
2,550	B&G Foods Inc.	10,430
9,035	Beyond Meat Inc.*(b)	7,124
1,043	Cal-Maine Foods Inc.	77,933
973	Campbell’s Co.(b)	20,540
872	Chefs’ Warehouse Inc.*	66,743
2,667	Conagra Brands Inc.	35,418
1,095	Flowers Foods Inc.	8,366
2,888	General Mills Inc.	97,643
2,220	Grocery Outlet Holding Corp.*	18,892
2,265	Hain Celestial Group Inc.*	1,795
810	Hershey Co.	157,164
745	HF Foods Group Inc.*	1,453
1,470	Hormel Foods Corp.	34,148
370	Ingles Markets Inc., Class A Shares	32,730
10,199	Ingredion Inc.	1,034,587
404	J & J Snack Foods Corp.	30,752
578	JM Smucker Co.	59,650
225	John B Sanfilippo & Son Inc.	16,855
4,776	Kraft Heinz Co.	114,672
3,222	Kroger Co.	200,247
687	Lamb Weston Holdings Inc.	29,665
233	Lifeway Foods Inc.*	5,552
29,427	Mama’s Creations Inc.*	406,093
6,672	Marzetti Co.	746,864
1,370	McCormick & Co., Inc.	64,897
869	Mission Produce Inc.*	9,681
96	Nathan’s Famous Inc.	9,686
380	Natural Grocers by Vitamin Cottage Inc.	11,157
20,395	Performance Food Group Co.*	2,002,585
226	Pilgrim’s Pride Corp.	6,398
292	Post Holdings Inc.*	26,817
1	Seaboard Corp.	5,082
106	Seneca Foods Corp., Class A Shares*	15,242
2,256	Simply Good Foods Co.*	25,989
152	Smithfield Foods Inc.	3,926
503	Sprouts Farmers Market Inc.*	41,558
2,632	Sysco Corp.	199,532

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)
Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER NON-CYCLICAL - (continued)
Food - (continued)
530	Tootsie Roll Industries Inc.	$19,986
1,518	Tyson Foods Inc., Class A Shares	92,628
1,411	United Natural Foods Inc.*	72,455
1,246	US Foods Holding Corp.*	101,985
1,678	Utz Brands Inc.	12,283
309	Village Super Market Inc., Class A Shares	14,356
323	Weis Markets Inc.	23,569
	Total Food	6,007,987
Healthcare-Products - 2.3%
2,761	10X Genomics Inc., Class A Shares*	78,150
1,695	Accuray Inc.*	641
36,257	Adaptive Biotechnologies Corp.*	549,294
1,584	Agilent Technologies Inc.	214,679
6,581	Align Technology Inc.*	1,151,346
2,980	Alphatec Holdings Inc.*	23,095
889	AngioDynamics Inc.*	10,206
2,158	Anteris Technologies Global Corp.*	18,602
1,021	Artivion Inc.*	22,656
1,239	AtriCure Inc.*	34,283
1,153	Avanos Medical Inc.*	28,594
3,360	Avantor Inc.*	30,643
954	Avita Medical Inc.*	4,131
19,562	Axogen Inc.*	772,308
958	Azenta Inc.*	21,919
2,868	Baxter International Inc.	53,861
932	Beta Bionics Inc.*	11,296
915	BioLife Solutions Inc.*	22,802
795	Bio-Techne Corp.	41,086
1,140	Bioventus Inc., Class A Shares*	9,701
509	Bruker Corp.	29,975
4,648	Butterfly Network Inc., Class A Shares*	21,148
662	CapsoVision Inc.*	4,488
1,305	CareDx Inc.*	29,780
506	Caris Life Sciences Inc.*	8,460
659	Castle Biosciences Inc.*	13,892
742	Ceribell Inc.*	13,690
4,381	Cerus Corp.*	13,318
818	ClearPoint Neuro Inc.*	10,364
815	CONMED Corp.	29,095
1,081	Cooper Cos., Inc.*	66,168
460	CVRx Inc.*	2,567
909	Delcath Systems Inc.*	9,799
1,188	DENTSPLY SIRONA Inc.	12,438
248	Electromed Inc.*	9,355
1,468	Embecta Corp.	4,962
1,360	Enovis Corp.*	30,845
34,701	Envista Holdings Corp.*	817,209
2,590	GE HealthCare Technologies Inc.	161,461
11,256	Glaukos Corp.*	1,163,308
19,225	Globus Medical Inc., Class A Shares*	1,574,143
829	GRAIL Inc.*	59,423
23,211	Guardant Health Inc.*	3,010,235

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)
Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER NON-CYCLICAL - (continued)
Healthcare-Products - (continued)
1,136	Haemonetics Corp.*	$77,032
582	ICU Medical Inc.*	78,797
445	IDEXX Laboratories Inc.*	250,771
483	Inogen Inc.*	3,135
174	Inspire Medical Systems Inc.*	7,197
375	Insulet Corp.*	54,352
833	Integer Holdings Corp.*	74,454
42,118	Integra LifeSciences Holdings Corp.*	675,573
187	iRadimed Corp.	16,953
752	IRhythm Holdings Inc.*	85,653
12,302	Kestra Medical Technologies Ltd.*	261,540
1,398	KORU Medical Systems Inc.*	5,676
1,551	Lantheus Holdings Inc.*	154,014
533	LeMaitre Vascular Inc.	50,448
329	LENSAR Inc.*	1,908
1,306	LivaNova PLC*	96,383
2,141	Lucid Diagnostics Inc.*	2,205
255	Masimo Corp.*	45,505
3,354	MaxCyte Inc.*	4,058
2,223	Medline Inc., Class A Shares*	81,273
1,379	Merit Medical Systems Inc.*	86,960
3,002	MiMedx Group Inc.*	11,047
8,856	Natera Inc.*	1,978,165
5,188	Neogen Corp.*	46,536
29,661	NeuroPace Inc.*	490,593
2,414	Novocure Ltd.*	41,135
3,430	OmniAb Inc.*	9,261
1,059	Omnicell Inc.*	46,744
2,423	OraSure Technologies Inc.*	10,419
826	Orthofix Medical Inc.*	7,657
380	OrthoPediatrics Corp.*	6,525
547	Outset Medical Inc.*	2,675
8,898	Pacific Biosciences of California Inc.*	13,258
209	Penumbra Inc.*(b)	66,525
1,262	PROCEPT BioRobotics Corp.*	33,228
842	Pulmonx Corp.*	1,389
411	Pulse Biosciences Inc.*	10,275
1,032	QIAGEN NV	37,761
1,247	Quanterix Corp.*	3,816
3,978	Quantum-Si Inc.*	4,734
1,616	QuidelOrtho Corp.*	21,040
265	Repligen Corp.*	32,847
826	ResMed Inc.	157,411
615	Revvity Inc.	64,298
944	RxSight Inc.*	5,031
91	Sanara Medtech Inc.*	2,074
230	SANUWAVE Health Inc.*	3,788
247	Shoulder Innovations Inc.*	3,631
1,008	SI-BONE Inc.*	14,213
779	Solventum Corp.*	58,386
814	STAAR Surgical Co.*	24,330
2,874	Stereotaxis Inc.*	5,690

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)
Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER NON-CYCLICAL - (continued)
Healthcare-Products - (continued)
558	STERIS PLC	$118,703
19,873	Tactile Systems Technology Inc.*	489,074
32,758	Tandem Diabetes Care Inc.*	563,438
223	Teleflex Inc.	28,687
495	Tempus AI Inc., Class A Shares*	24,983
803	TransMedics Group Inc.*	53,962
1,652	Treace Medical Concepts Inc.*	5,716
1,412	Twist Bioscience Corp.*	94,420
191	UFP Technologies Inc.*	42,039
120	Utah Medical Products Inc.	7,974
912	Varex Imaging Corp.*	9,330
549	Waters Corp.*	210,580
406	West Pharmaceutical Services Inc.	131,061
1,108	Zimmer Biomet Holdings Inc.	91,222
	Total Healthcare-Products	17,394,974
Healthcare-Services - 1.5%
529	Acadia Healthcare Co., Inc.*	12,273
14,025	Addus HomeCare Corp.*	1,285,812
338	agilon health Inc.*	31,191
4,725	Alignment Healthcare Inc.*	72,387
749	Ardent Health Inc.*	6,913
1,140	Astrana Health Inc.*	42,887
1,149	Aveanna Healthcare Holdings Inc.*	8,238
778	Biote Corp., Class A Shares*	1,556
3,071	BrightSpring Health Services Inc.*	189,419
5,430	Brookdale Senior Living Inc.*	69,884
2,732	Centene Corp.*	162,827
247	Charles River Laboratories International Inc.*	44,635
72	Chemed Corp.	30,702
9,414	Clover Health Investments Corp., Class A Shares*	37,468
3,046	Community Health Systems Inc.*	8,285
2,797	Concentra Group Holdings Parent Inc.	69,561
700	CorVel Corp.*	43,225
191	DaVita Inc.*	37,123
3,054	DocGo Inc.*	2,010
7,150	Elevance Health Inc.	2,811,308
24,135	Encompass Health Corp.	2,554,690
1,324	Ensign Group Inc.	221,969
2,221	Fortrea Holdings Inc.*	34,181
458	Fulgent Genetics Inc.*	8,308
445	GeneDx Holdings Corp., Class A Shares*	23,136
1,193	Ginkgo Bioworks Holdings Inc.*	11,178
2,012	HealthEquity Inc.*	177,036
681	Humana Inc.	207,991
485	Innovage Holding Corp.*	3,681
939	IQVIA Holdings Inc.*	171,095
339	Joint Corp.*	3,017
473	Labcorp Holdings Inc.	123,008
841	LifeMD Inc.*	3,599
3,564	LifeStance Health Group Inc.*	27,478
601	Lumexa Imaging Holdings Inc.*	4,676
125	Medpace Holdings Inc.*	55,889

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)
Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER NON-CYCLICAL - (continued)
Healthcare-Services - (continued)
276	Molina Healthcare Inc.*	$47,914
1,585	Nano-X Imaging Ltd.*(b)	3,043
326	National HealthCare Corp.	60,121
1,266	Neuronetics Inc.*	1,950
1,959	Oncology Institute Inc.*	9,188
7,757	OPKO Health Inc.*	11,325
83,827	Option Care Health Inc.*	1,749,469
4,731	Oscar Health Inc., Class A Shares*	105,170
1,036	PACS Group Inc.*	37,969
1,999	Pediatrix Medical Group Inc.*	43,058
884	Pennant Group Inc.*	30,277
1,577	Personalis Inc.*	17,978
2,757	Privia Health Group Inc.*	59,303
610	Quest Diagnostics Inc.	118,889
1,610	RadNet Inc.*	89,403
2,551	Select Medical Holdings Corp.	42,092
180	Sonida Senior Living Inc.*	6,363
1,554	Sotera Health Co.*	24,305
1,045	Strata Critical Medical Inc.*	6,594
2,030	Surgery Partners Inc.*	27,121
4,451	Teladoc Health Inc.*	33,872
471	Tenet Healthcare Corp.*	82,576
281	Universal Health Services Inc., Class B Shares	41,057
387	US Physical Therapy Inc.	24,869
795	Viemed Healthcare Inc.*	7,823
	Total Healthcare-Services	11,280,365
Household Products/Wares - 0.1%
3,111	ACCO Brands Corp.	12,320
111	Acme United Corp.	4,684
440	Avery Dennison Corp.	69,991
1,321	Church & Dwight Co., Inc.	126,327
696	Clorox Co.	62,654
595	Helen of Troy Ltd.*	16,148
1,150	Quanex Building Products Corp.	21,401
274	Reynolds Consumer Products Inc.	5,938
537	Spectrum Brands Holdings Inc.	42,257
327	WD-40 Co.	65,390
	Total Household Products/Wares	427,110
Pharmaceuticals - 1.7%
1,930	Accendra Health Inc.*	5,481
3,121	Aclaris Therapeutics Inc.*	14,201
2,618	AdaptHealth Corp., Class A Shares*	26,520
1,340	Agios Pharmaceuticals Inc.*	39,396
6,520	Akebia Therapeutics Inc.*	6,650
27,815	Alkermes PLC*	1,173,515
3,546	Amneal Pharmaceuticals Inc.*	46,701
1,014	Amphastar Pharmaceuticals Inc.*	19,114
48,256	Amylyx Pharmaceuticals Inc.*	692,474
266	Anika Therapeutics Inc.*	3,865
2,165	Aquestive Therapeutics Inc.*	8,703
1,686	Arvinas Inc.*	15,140
5,806	Ascendis Pharma AS, ADR*	1,301,183

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)
Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER NON-CYCLICAL - (continued)
Pharmaceuticals - (continued)
272	Atrium Therapeutics Inc.*	$3,536
2,610	aTyr Pharma Inc.*	1,416
641	BellRing Brands Inc.*	5,359
1,217	Candel Therapeutics Inc.*	10,101
14,726	Cardinal Health Inc.	2,898,077
2,771	Catalyst Pharmaceuticals Inc.*	86,538
1,018	Cencora Inc.	274,209
1,851	Coherus Oncology Inc.*	2,943
840	Collegium Pharmaceutical Inc.*	28,232
473	Corcept Therapeutics Inc.*	32,869
1,791	CorMedix Inc.*(b)	15,116
1,741	Corvus Pharmaceuticals Inc.*	21,606
2,179	DexCom Inc.*	160,679
38,392	Elanco Animal Health Inc.*	915,649
796	Enanta Pharmaceuticals Inc.*	10,475
865	Enliven Therapeutics Inc.*	34,228
792	Eton Pharmaceuticals Inc.*	24,116
411	Fennec Pharmaceuticals Inc.*(a)	4,081
484	Foghorn Therapeutics Inc.*	2,072
1,233	Fulcrum Therapeutics Inc.*	8,532
13,727	Guardian Pharmacy Services Inc., Class A Shares*	531,784
370	Gyre Therapeutics Inc.*	2,187
1,030	Harmony Biosciences Holdings Inc.*	32,538
795	Harrow Inc.*	27,992
555	Henry Schein Inc.*	42,502
2,517	Herbalife Ltd.*	30,103
4,679	Heron Therapeutics Inc.*	4,071
25,464	Indivior Pharmaceuticals Inc.*	917,213
2,165	Inhibikase Therapeutics Inc.*	3,789
4,866	Ironwood Pharmaceuticals Inc., Class A Shares*	17,372
333	Jazz Pharmaceuticals PLC*	78,751
298	Journey Medical Corp.*	1,880
1,162	KalVista Pharmaceuticals Inc.*	31,223
353	Lifevantage Corp.(b)	2,778
406	Madrigal Pharmaceuticals Inc.*	201,892
7,361	MannKind Corp.*	27,751
397	MediWound Ltd.*	5,689
981	Mirum Pharmaceuticals Inc.*	99,572
241	Nature’s Sunshine Products Inc.*	5,129
525	Neurocrine Biosciences Inc.*	83,108
316	Neurogene Inc.*	8,955
316	Nuvectis Pharma Inc.*	3,081
4,235	Ocular Therapeutix Inc.*	38,157
1,515	Organon & Co.	20,210
1,414	ORIC Pharmaceuticals Inc.*	11,948
1,155	Pacira BioSciences Inc.*	26,819
476	Phibro Animal Health Corp., Class A Shares	14,656
6,131	Protagonist Therapeutics Inc.*	610,402
4,630	Rhythm Pharmaceuticals Inc.*	408,922
4,315	SELLAS Life Sciences Group Inc.*(b)	40,173
810	SIGA Technologies Inc.	3,791
18,132	Spyre Therapeutics Inc.*	1,332,702

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)
Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER NON-CYCLICAL - (continued)
Pharmaceuticals - (continued)
1,280	Supernus Pharmaceuticals Inc.*	$59,110
244	Tonix Pharmaceuticals Holding Corp.*	3,009
2,045	Trevi Therapeutics Inc.*	28,916
1,020	TuHURA Biosciences Inc.*	2,305
256	USANA Health Sciences Inc.*	4,685
1,092	Vanda Pharmaceuticals Inc.*	7,043
2,949	Vaxcyte Inc.*	151,579
6,588	Viatris Inc.	107,121
1,516	Voyager Therapeutics Inc.*	5,867
3,352	Xeris Biopharma Holdings Inc.*	20,648
	Total Pharmaceuticals	12,950,200
	TOTAL CONSUMER NON-CYCLICAL	124,927,801
ENERGY - 6.1%
Coal - 0.1%
291	Alpha Metallurgical Resources Inc.*	57,900
1,201	Core Natural Resources Inc.	106,217
749	Hallador Energy Co.*	14,426
74	NACCO Industries Inc., Class A Shares	3,744
2,898	Peabody Energy Corp.	78,391
856	Ramaco Resources Inc., Class A Shares*	13,362
2,130	SunCoke Energy Inc.	19,191
1,247	Warrior Met Coal Inc.	117,891
	Total Coal	411,122
Energy-Alternate Sources - 1.3%
3,917	Array Technologies Inc.*	35,566
2,719	ASP Isotopes Inc.*	21,154
18,916	Enphase Energy Inc.*	1,293,098
290,261	Eos Energy Enterprises Inc.*(b)	2,446,900
575	First Solar Inc.*	176,404
2,193	Fluence Energy Inc., Class A Shares*	41,404
480	FutureFuel Corp.	1,987
7,315	Gevo Inc.*	13,606
1,628	Green Plains Inc.*	25,511
1,406	Montauk Renewables Inc.*	2,446
24,992	Nextpower Inc., Class A Shares*	3,908,749
31,426	Plug Power Inc.*	124,133
770	REX American Resources Corp.*	36,005
4,381	Shoals Technologies Group Inc., Class A Shares*	54,544
6,231	SolarEdge Technologies Inc.*	475,737
27,714	Solv Energy Inc., Class A Shares*	984,678
2,107	SunPower Inc.*	2,233
5,275	Sunrun Inc.*	88,198
4,824	T1 Energy Inc.*	50,942
	Total Energy-Alternate Sources	9,783,295
Oil & Gas - 2.6%
1,658	Antero Resources Corp.*	59,274
1,951	APA Corp.	71,075
657	BKV Corp.*	17,437
7,080	Borr Drilling Ltd.*	35,471
1,731	California Resources Corp.	102,631
296	Chord Energy Corp.	39,034

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)
Shares/Units	Security	Value
COMMON STOCKS - (continued)
ENERGY - (continued)
Oil & Gas - (continued)
3,270	CNX Resources Corp.*	$110,166
1,762	Comstock Resources Inc.*	23,487
6,277	Crescent Energy Co., Class A Shares	72,562
833	CVR Energy Inc.	27,672
10,344	Delek US Holdings Inc.	460,411
6,376	Devon Energy Corp.	283,668
1,104	Diamondback Energy Inc.	211,394
1,574	Diversified Energy Co.	22,902
322	Empire Petroleum Corp.*	818
644	Epsilon Energy Ltd.	3,645
44,543	EQT Corp.	2,446,747
568	Evolution Petroleum Corp.	2,408
1,264	Expand Energy Corp.	117,527
1,159	Granite Ridge Resources Inc.	5,633
396	Gulfport Energy Corp.*	66,762
2,279	Helmerich & Payne Inc.	86,944
872	HF Sinclair Corp.	60,944
638	HighPeak Energy Inc.(b)	4,530
349	Infinity Natural Resources Inc., Class A Shares*	4,729
1,147	Kolibri Global Energy Inc.*(a)	5,873
12,290	Kosmos Energy Ltd.*	34,412
4,268	Magnolia Oil & Gas Corp., Class A Shares	116,773
1,668	Marathon Petroleum Corp.	414,948
18,098	Matador Resources Co.	970,053
3,254	Murphy Oil Corp.	117,762
336	Nabors Industries Ltd.*	31,124
3,044	Noble Corp. PLC	141,485
2,217	Northern Oil & Gas Inc.	48,264
3,940	Occidental Petroleum Corp.	223,122
41,357	Ovintiv Inc.	2,317,646
1,232	Par Pacific Holdings Inc.*	69,189
75,329	Patterson-UTI Energy Inc.	844,438
1,994	PBF Energy Inc., Class A Shares	81,156
159,430	Permian Resources Corp., Class A Shares	3,065,839
2,247	Phillips 66	395,202
11	PrimeEnergy Resources Corp.*	1,811
1,358	Range Resources Corp.	52,894
11,772	Riley Exploration Permian Inc.	391,537
2,954	Sable Offshore Corp.*	43,276
733	SandRidge Energy Inc.	10,753
1,490	Seadrill Ltd.*	70,283
55,264	SM Energy Co.	1,697,157
2,797	Talos Energy Inc.*	41,032
318	Texas Pacific Land Corp.	124,974
141,917	Transocean Ltd.*	878,466
2,457	VAALCO Energy Inc.	12,826
1,481	Valaris Ltd.*	137,185
11,608	Valero Energy Corp.	2,841,871
1,030	Viper Energy Inc., Class A Shares	46,865
780	Vitesse Energy Inc.	13,478
2,355	W&T Offshore Inc.	8,666

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)
Shares/Units	Security	Value
COMMON STOCKS - (continued)
ENERGY - (continued)
Oil & Gas - (continued)
428	Weatherford International PLC	$44,358
	Total Oil & Gas	19,632,589
Oil & Gas Services - 1.7%
4,172	Archrock Inc.	139,720
2,114	Atlas Energy Solutions Inc., Class A Shares(b)	35,283
5,531	Baker Hughes Co., Class A Shares	353,320
675	Bristow Group Inc.	28,107
1,196	Core Laboratories Inc.	16,349
756	DMC Global Inc.*	5,148
4,490	DNOW Inc.*	57,427
141,668	Expro Group Holdings NV*	2,092,436
25,731	Flotek Industries Inc.*	513,334
539	Flowco Holdings Inc., Class A Shares	12,607
241	Forum Energy Technologies Inc.*	12,103
4,622	Halliburton Co.	179,565
3,748	Helix Energy Solutions Group Inc.*	35,044
19,087	Innovex International Inc.*	509,814
2,245	Kodiak Gas Services Inc.	150,078
84,809	Liberty Energy Inc., Class A Shares	2,481,511
1,322	Mammoth Energy Services Inc.*	4,429
590	Matrix Service Co.*	7,747
1,671	National Energy Services Reunited Corp.*	40,689
230	Natural Gas Services Group Inc.	9,039
1,854	NOV Inc.	37,006
2,365	Oceaneering International Inc.*	90,414
1,294	Oil States International Inc.*	10,999
471	ProFrac Holding Corp., Class A Shares*	2,878
2,138	ProPetro Holding Corp.*	32,626
530	Ranger Energy Services Inc., Class A Shares	8,194
2,004	RPC Inc.	13,267
939	SEACOR Marine Holdings Inc.*	7,089
22,544	Select Water Solutions Inc., Class A Shares	404,214
43,300	SLB Ltd.	2,362,015
12,034	Solaris Energy Infrastructure Inc., Class A Shares	836,844
10,939	TechnipFMC PLC	748,446
96,582	TETRA Technologies Inc.*	988,034
7,010	Tidewater Inc.*	515,165
	Total Oil & Gas Services	12,740,941
Pipelines - 0.4%
1,872	Antero Midstream Corp.	39,237
1,190	Cheniere Energy Inc.	267,583
581	DT Midstream Inc.	81,328
668	Excelerate Energy Inc., Class A Shares	22,004
2,319	Golar LNG Ltd.	115,370
10,809	Kinder Morgan Inc.	335,944
1,055	Kinetik Holdings Inc., Class A Shares	48,477
5,155	New Fortress Energy Inc., Class A Shares*(b)	2,891
4,159	NextDecade Corp.*	32,898
3,473	ONEOK Inc.	291,524
322	Summit Midstream Corp.*	8,581
1,179	Targa Resources Corp.	300,728

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)
Shares/Units	Security	Value
COMMON STOCKS - (continued)
ENERGY - (continued)
Pipelines - (continued)
86,607	Venture Global Inc., Class A Shares	$1,042,748
	Total Pipelines	2,589,313
	TOTAL ENERGY	45,157,260
FINANCIAL - 15.0%
Banks - 5.9%
473	1st Source Corp.	34,917
281	ACNB Corp.	15,255
687	Alerus Financial Corp.	19,634
545	Amalgamated Financial Corp.	22,607
948	Amerant Bancorp Inc., Class A Shares	21,539
1,560	Ameris Bancorp	131,524
151	Ames National Corp.	4,340
385	Arrow Financial Corp.	14,129
84,267	Associated Banc-Corp.	2,343,465
3,362	Atlantic Union Bankshares Corp.	126,478
69	Avidbank Holdings Inc.*	2,124
501	BancFirst Corp.	55,255
998	Bancorp Inc.*	55,050
250	Bank First Corp.	34,755
945	Bank of Hawaii Corp.	72,387
360	Bank of Marin Bancorp	9,302
3,868	Bank of New York Mellon Corp.	539,315
1,037	Bank of NT Butterfield & Son Ltd.	58,549
625	Bank OZK	30,244
101	Bank7 Corp.	4,470
18,074	BankUnited Inc.	838,453
135	Bankwell Financial Group Inc.	7,063
815	Banner Corp.	52,975
351	Bar Harbor Bankshares	12,264
358	BayCom Corp.	11,026
279	BCB Bancorp Inc.	2,913
2,146	Blue Ridge Bankshares Inc.	7,082
125	BOK Financial Corp.	16,005
715	Bridgewater Bancshares Inc.*	13,485
392	Burke & Herbert Financial Services Corp.	24,931
824	Business First Bancshares Inc.	23,467
790	Byline Bancorp Inc.	26,141
105	C&F Financial Corp.	7,744
472	California BanCorp	8,959
492	Camden National Corp.	24,615
285	Capital Bancorp Inc.	9,097
324	Capital City Bank Group Inc.	14,787
540	Carter Bankshares Inc.	14,742
1,621	Cathay General Bancorp	93,467
158	CB Financial Services Inc.	5,663
109	Central BanCo Inc., Class A Shares	3,096
669	Central Pacific Financial Corp.	22,987
52	Chain Bridge Bancorp Inc., Class A Shares*	1,885
62	Chemung Financial Corp.	4,258
298	ChoiceOne Financial Services Inc.	9,357
325	Citizens & Northern Corp.	6,844

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)
Shares/Units	Security	Value
COMMON STOCKS - (continued)
FINANCIAL - (continued)
Banks - (continued)
35,403	Citizens Financial Group Inc.	$2,204,191
161	Citizens Financial Services Inc.	10,470
8,502	City Holding Co.	1,056,884
489	Civista Bancshares Inc.	12,665
618	CNB Financial Corp.	18,954
303	Coastal Financial Corp.*	21,568
218	CoastalSouth Bancshares Inc.	5,566
353	Colony Bankcorp Inc.	6,989
99,237	Columbia Banking System Inc.	2,941,385
787	Commerce Bancshares Inc.	41,097
164	Commercial Bancgroup Inc.	4,738
1,274	Community Financial System Inc.	81,077
388	Community Trust Bancorp Inc.	25,942
539	Community West Bancshares	12,941
1,131	ConnectOne Bancorp Inc.	34,009
344	Cullen/Frost Bankers Inc.	46,619
771	Customers Bancorp Inc.*	57,933
4,108	CVB Financial Corp.	83,639
930	Dime Community Bancshares Inc.	34,801
745	Eagle Bancorp Inc.	20,331
152	Eagle Financial Services Inc.	5,998
741	East West Bancorp Inc.	90,802
5,378	Eastern Bankshares Inc.	106,108
269	ECB Bancorp Inc.*	4,912
875	Enterprise Financial Services Corp.	53,034
343	Equity Bancshares Inc., Class A Shares	15,812
169	Esquire Financial Holdings Inc.	18,571
280	Farmers & Merchants Bancorp Inc.	7,820
1,236	Farmers National Banc Corp.	17,526
603	FB Bancorp Inc.*	8,406
40,904	FB Financial Corp.	2,155,232
90	Fidelity D&D Bancorp Inc.	4,204
5,053	Fifth Third Bancorp	252,296
578	Financial Institutions Inc.	20,941
304	Finwise Bancorp*	4,371
3,896	First BanCorp (Puerto Rico)	93,426
958	First Bancorp (Southern Pines NC)	56,359
227	First Bancorp Inc.	6,608
461	First Bank	7,210
2,042	First Busey Corp.	55,890
181	First Business Financial Services Inc.	10,411
51	First Citizens BancShares Inc., Class A Shares	101,516
2,652	First Commonwealth Financial Corp.	50,229
424	First Community Bankshares Inc.	18,279
257	First Community Corp.	7,725
2,465	First Financial Bancorp	75,823
3,172	First Financial Bankshares Inc.	103,661
274	First Financial Corp.	18,955
730	First Hawaiian Inc.	19,695
44,482	First Horizon Corp.	1,077,799
168	First Internet Bancorp	4,059
72,129	First Interstate BancSystem Inc., Class A Shares	2,567,792

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)
Shares/Units	Security	Value
COMMON STOCKS - (continued)
FINANCIAL - (continued)
Banks - (continued)
1,479	First Merchants Corp.	$59,604
582	First Mid Bancshares Inc.	25,637
253	First National Corp.	7,032
209	First United Corp.	8,264
557	Firstsun Capital Bancorp*	19,746
404	Five Star Bancorp	17,061
7,318	Flagstar Bank N.A.	102,891
2,101	FNB Corp.	36,725
138	Franklin Financial Services Corp.	8,022
4,679	Fulton Financial Corp.	101,487
295	FVCBankcorp Inc.	4,655
282	GBank Financial Holdings Inc.*	8,401
855	German American Bancorp Inc.	37,381
3,144	Glacier Bancorp Inc.	149,497
204	Great Southern Bancorp Inc.	14,637
1,998	Hancock Whitney Corp.	136,104
752	Hanmi Financial Corp.	22,650
172	Hanover Bancorp Inc.	4,001
207	Hawthorn Bancshares Inc.	7,595
282	HBT Financial Inc.	8,074
866	Heritage Financial Corp.	23,598
1,025	Hilltop Holdings Inc.	38,663
4,442	Home BancShares Inc.	118,868
2,747	Hope Bancorp Inc.	34,447
1,084	Horizon Bancorp Inc.	20,108
146,195	Huntington Bancshares Inc.	2,391,750
30,731	Independent Bank Corp. (Massachusetts)	2,430,207
496	Independent Bank Corp. (Michigan)	17,023
1,316	International Bancshares Corp.	94,963
168	Investar Holding Corp.	4,748
444	John Marshall Bancorp Inc.	9,444
1,238	Kearny Financial Corp.	10,201
5,117	KeyCorp	109,146
652	Lakeland Financial Corp.	39,531
164	Landmark Bancorp Inc.	4,661
242	LCNB Corp.	4,124
903	Live Oak Bancshares Inc.	34,341
842	M&T Bank Corp.	181,965
235	MainStreet Bancshares Inc.	5,379
1,143	Mechanics Bancorp, Class A Shares	16,825
394	Mercantile Bank Corp.	20,878
615	Merchants Bancorp	28,991
315	Meridian Corp.	5,664
440	Metrocity Bankshares Inc.	14,370
259	Metropolitan Bank Holding Corp.	23,186
603	Mid Penn Bancorp Inc.	19,688
691	Midland States Bancorp Inc.	19,210
408	MVB Financial Corp.	10,914
58,530	National Bank Holdings Corp., Class A Shares	2,448,310
102	National Bankshares Inc.	3,589
1,048	NB Bancorp Inc.	20,991
1,223	NBT Bancorp Inc.	56,552

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)
Shares/Units	Security	Value
COMMON STOCKS - (continued)
FINANCIAL - (continued)
Banks - (continued)
919	NewtekOne Inc.	$12,756
442	Nicolet Bankshares Inc.	61,999
202	Northeast Bank	25,399
264	Northeast Community Bancorp Inc.	6,399
1,033	Northern Trust Corp.	170,910
346	Northpointe Bancshares Inc.	5,910
492	Northrim BanCorp Inc.	12,157
272	Norwood Financial Corp.	8,223
124	Oak Valley Bancorp	4,081
1,080	OFG Bancorp	49,205
131	Ohio Valley Banc Corp.	6,295
108,922	Old National Bancorp	2,615,217
1,093	Old Second Bancorp Inc.	23,303
380	OP Bancorp	5,343
214	Orange County Bancorp Inc.	7,302
749	Origin Bancorp Inc.	35,697
458	Orrstown Financial Services Inc.	17,006
352	Park National Corp.	60,389
193	Parke Bancorp Inc.	5,931
559	Pathward Financial Inc.	45,972
1,857	Patriot National Bancorp Inc.*	2,080
202	PCB Bancorp	4,963
408	Peapack-Gladstone Financial Corp.	17,646
890	Peoples Bancorp Inc.	30,954
100	Peoples Bancorp of North Carolina Inc.	4,210
214	Peoples Financial Services Corp.	12,714
830	Pinnacle Financial Partners Inc.	81,124
309	Pioneer Bancorp Inc.*	4,613
188	Plumas Bancorp	9,894
612	Ponce Financial Group Inc.*	11,555
342	Popular Inc.	50,797
319	Preferred Bank	30,567
719	Primis Financial Corp.	10,375
116	Princeton Bancorp Inc.	4,181
524	Prosperity Bancshares Inc.	36,135
426	QCR Holdings Inc.	39,256
348	RBB Bancorp	8,324
168	Red River Bancshares Inc.	15,275
4,803	Regions Financial Corp.	134,484
2,273	Renasant Corp.	92,557
203	Republic Bancorp Inc., Class A Shares	16,433
107	Rhinebeck Bancorp Inc.*	1,742
315	Richmond Mutual BanCorp Inc.	4,574
994	S&T Bancorp Inc.	44,819
213	SB Financial Group Inc.	4,601
2,306	Seacoast Banking Corp. of Florida	69,895
1,247	ServisFirst Bancshares Inc.	97,254
717	Shore Bancshares Inc.	14,813
296	Sierra Bancorp	11,242
93,165	Simmons First National Corp., Class A Shares	1,998,389
387	SmartFinancial Inc.	16,138
269	South Plains Financial Inc.	10,919

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)
Shares/Units	Security	Value
COMMON STOCKS - (continued)
FINANCIAL - (continued)
Banks - (continued)
185	Southern First Bancshares Inc.*	$10,687
734	Southside Bancshares Inc.	24,046
511	Southstate Bank Corp.	48,417
288	SR Bancorp Inc.	5,412
1,571	State Street Corp.	244,510
1,101	Stellar Bancorp Inc.	41,111
534	Sterling Bancorp Inc.*(a)(c)	–
671	Stock Yards Bancorp Inc.	48,138
1,041	Texas Capital Bancshares Inc.*	103,569
260	Third Coast Bancshares Inc.*	9,948
316	Tompkins Financial Corp.	27,223
2,091	Towne Bank	71,240
719	TriCo Bancshares	36,525
582	Triumph Financial Inc.*	41,467
459	TrustCo Bank Corp. NY	23,781
1,356	Trustmark Corp.	59,881
1,714	UMB Financial Corp.	224,980
135	Union Bankshares Inc.	3,118
3,298	United Bankshares Inc.	143,166
2,907	United Community Banks Inc.	95,786
157	Unity Bancorp Inc.	8,770
37,176	Univest Financial Corp.	1,466,221
217,509	Valley National Bancorp	2,995,099
106	Virginia National Bankshares Corp.	4,599
857	Walker & Dunlop Inc.	43,013
575	Washington Trust Bancorp Inc.	18,728
852	Webster Financial Corp.	61,957
2,278	WesBanco Inc.	78,933
363	West BanCorp Inc.	8,690
16,232	Westamerica BanCorp	900,714
548	Western Alliance Bancorp	43,648
647	Western New England Bancorp Inc.	8,586
19,182	Wintrust Financial Corp.	2,881,712
835	Zions Bancorp N.A.	52,146
	Total Banks	43,571,551
Diversified Financial Services - 2.3%
694	Acadian Asset Management Inc.	50,183
140	Affiliated Managers Group Inc.	42,399
1,575	Ally Financial Inc.	67,426
1,542	AlTi Global Inc.*	5,089
516	Ameriprise Financial Inc.	229,986
1,046	Ares Management Corp., Class A Shares	134,411
1,504	Artisan Partners Asset Management Inc., Class A Shares	56,310
189	Atlanticus Holdings Corp.*	16,296
270	Bakkt Inc., Class A Shares*	2,935
126	Better Home & Finance Holding Co., Class A Shares*(b)	3,675
8,648	BGC Group Inc., Class A Shares	90,372
3,540	Blue Owl Capital Inc., Class A Shares(b)	36,391
1,120	Bread Financial Holdings Inc.	99,758
4,597	Burford Capital Ltd.	21,330
584	Cboe Global Markets Inc.	194,799
630	Circle Internet Group Inc., Class A Shares*	71,190

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)
Shares/Units	Security	Value
COMMON STOCKS - (continued)
FINANCIAL - (continued)
Diversified Financial Services - (continued)
658	Cohen & Steers Inc.	$45,928
1,239	Coinbase Global Inc., Class A Shares*	234,208
629	Columbia Financial Inc.*	12,662
487	Consumer Portfolio Services Inc.*	4,802
24	Credit Acceptance Corp.*	13,767
1,876	Dave Inc.*	530,083
4,071	DigitalBridge Group Inc.	63,670
750	Enact Holdings Inc.	31,343
6,183	Encore Capital Group Inc.*	494,207
587	Enova International Inc.*	94,806
7,606	Evercore Inc., Class A Shares	2,592,581
16,991	EZCORP Inc., Class A Shares*	530,799
240	Federal Agricultural Mortgage Corp., Class C Shares	42,670
163	Finance Of America Cos., Inc., Class A Shares*	3,247
141	First Western Financial Inc.*	4,113
1,553	Franklin Resources Inc.	48,174
111	Freedom Holding Corp.*	15,853
1,606	GCM Grosvenor Inc., Class A Shares	17,072
200	Hamilton Lane Inc., Class A Shares	17,426
276	Houlihan Lokey Inc., Class A Shares	39,098
856	International Money Express Inc.*	12,814
2,092	Invesco Ltd.	59,538
624	Janus Henderson Group PLC	32,267
777	Jefferies Financial Group Inc.	40,963
604	Jefferson Capital Inc.	10,262
495	Lazard Inc., Class A Shares	23,428
28,049	LendingClub Corp.*	500,675
311	LendingTree Inc.*	11,880
3,009	loanDepot Inc., Class A Shares*	3,972
444	LPL Financial Holdings Inc.	121,554
1,309	Marex Group PLC	69,298
344	Medallion Financial Corp.	3,347
10,901	Miami International Holdings Inc.*	515,072
1,752	Moelis & Co., Class A Shares	117,892
29,317	Nasdaq Inc.	2,712,409
1,639	Navient Corp.	14,030
318	Nelnet Inc., Class A Shares	41,521
1,244	NerdWallet Inc., Class A Shares*	10,698
669	OneMain Holdings Inc., Class A Shares	37,002
207	Onity Group Inc.*	7,150
1,101	Oportun Financial Corp.*	5,967
748	OppFi Inc.*	6,351
4,206	Pagseguro Digital Ltd., Class A Shares	39,326
888	Paysign Inc.*	6,456
703	PennyMac Financial Services Inc.	58,961
1,427	Perella Weinberg Partners, Class A Shares	24,487
1,648	Piper Sandler Cos	129,220
555	PJT Partners Inc., Class A Shares	84,860
979	PRA Group Inc.*	14,940
3,298	Radian Group Inc.	112,627
974	Raymond James Financial Inc.	139,681
287	Regional Management Corp.	10,550

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)
Shares/Units	Security	Value
COMMON STOCKS - (continued)
FINANCIAL - (continued)
Diversified Financial Services - (continued)
112	Resolute Holdings Management Inc.*	$13,326
4,980	Rocket Cos., Inc., Class A Shares*	72,260
509	Security National Financial Corp., Class A Shares*	4,937
529	SEI Investments Co.	46,489
167	Silvercrest Asset Management Group Inc., Class A Shares	1,892
1,055	SLM Corp.	23,337
6,739	SoFi Technologies Inc.*	122,785
1,697	StepStone Group Inc., Class A Shares	83,679
849	Stifel Financial Corp.	59,557
16,349	StoneX Group Inc.*	1,853,159
1,236	Strive Inc., Class B Shares*	21,840
1,926	Synchrony Financial	137,593
1,170	T Rowe Price Group Inc.	122,300
1,225	TPG Inc.*(a)(c)	12
804	TPG Inc., Class A Shares	34,226
667	Tradeweb Markets Inc., Class A Shares	66,867
2,092	Upstart Holdings Inc.*	70,689
534	UWM Holdings Corp.	1,634
211	Velocity Financial Inc.*	3,693
1,063	Victory Capital Holdings Inc., Class A Shares	89,877
426	Virtu Financial Inc., Class A Shares	21,364
176	Virtus Investment Partners Inc.	25,173
32,585	Voya Financial Inc.	2,646,554
833	Wealthfront Corp.*	10,179
6,436	Webull Corp.*	41,190
1,928	Western Union Co.	15,675
266	Westwood Holdings Group Inc.	4,378
45,804	WisdomTree Inc.	872,566
63	World Acceptance Corp.*	10,401
2,053	XP Inc., Class A Shares	34,224
	Total Diversified Financial Services	17,450,113
Equity Real Estate Investment Trusts (REITs) - 3.6%
3,161	Acadia Realty Trust	69,605
222	ACRES Commercial Realty Corp.*	4,529
2,177	Adamas Trust Inc.	20,028
5,953	AGNC Investment Corp.	61,971
28,827	Agree Realty Corp.	2,137,522
2,285	AH Realty Trust Inc.	15,561
50	Alexander’s Inc.	12,305
879	Alexandria Real Estate Equities Inc.	43,669
238	Alpine Income Property Trust Inc.	4,586
1,245	American Assets Trust Inc.	29,008
4,242	American Healthcare REIT Inc.	207,391
1,896	American Homes 4 Rent, Class A Shares	60,824
1,702	Americold Realty Trust Inc.	26,704
290	Angel Oak Mortgage REIT Inc.	2,387
3,799	Annaly Capital Management Inc.	83,008
3,700	Apollo Commercial Real Estate Finance Inc.	40,552
5,373	Apple Hospitality REIT Inc.	78,929
4,891	Arbor Realty Trust Inc.	28,123
1,981	Ares Commercial Real Estate Corp.	9,786
2,500	ARMOUR Residential REIT Inc.	42,875

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)
Shares/Units	Security	Value
COMMON STOCKS - (continued)
FINANCIAL - (continued)
Equity Real Estate Investment Trusts (REITs) - (continued)
795	AvalonBay Communities Inc.	$145,095
3,915	Blackstone Mortgage Trust Inc., Class A Shares	71,566
1,207	Braemar Hotels & Resorts Inc.	2,969
4,307	Brandywine Realty Trust	13,352
3,263	BrightSpire Capital Inc., Class A Shares	18,827
1,703	Brixmor Property Group Inc.	52,044
4,564	Broadstone Net Lease Inc., Class A Shares	92,330
219	BRT Apartments Corp.	3,173
878	BXP Inc.	52,689
591	Camden Property Trust	62,977
5,397	CareTrust REIT Inc.	220,306
433	CBL & Associates Properties Inc.	20,823
474	Centerspace	31,985
1,602	Chatham Lodging Trust	17,382
367	Chicago Atlantic Real Estate Finance Inc.	4,173
123,785	Chimera Investment Corp.	1,685,952
287	Chiron Real Estate Inc.	10,343
3,235	Claros Mortgage Trust Inc.*	7,861
642	Community Healthcare Trust Inc.	11,055
66,831	COPT Defense Properties	2,142,602
1,001	Cousins Properties Inc.	26,837
2,417	Crown Castle Inc.	221,155
41,275	CTO Realty Growth Inc.	848,201
1,307	CubeSmart	52,280
2,310	Curbline Properties Corp.	67,290
4,861	DiamondRock Hospitality Co.	53,422
1,912	Digital Realty Trust Inc.	363,280
5,365	Diversified Healthcare Trust	44,637
3,882	Douglas Emmett Inc.	45,186
4,741	Dynex Capital Inc.	62,060
1,009	Easterly Government Properties Inc., Class A Shares	24,196
9,935	EastGroup Properties Inc.	2,005,976
3,026	Ellington Financial Inc.	41,063
3,495	Empire State Realty Trust Inc., Class A Shares	20,026
431	EPR Properties	24,589
1,652	Equinix Inc.	1,764,402
1,040	Equity LifeStyle Properties Inc.	64,241
2,139	Equity Residential	139,998
4,685	Essential Properties Realty Trust Inc.	143,267
345	Essex Property Trust Inc.	94,061
1,171	Extra Space Storage Inc.	168,987
1,048	Farmland Partners Inc.	10,763
469	Federal Realty Investment Trust	56,106
204	Fermi Inc.*	1,424
741	First Industrial Realty Trust Inc.	45,846
2,395	Four Corners Property Trust Inc.	59,635
2,113	Franklin BSP Realty Trust Inc.	18,320
1,845	Franklin Street Properties Corp.	973
475	FrontView REIT Inc.	8,426
1,461	Gaming & Leisure Properties Inc.	68,623
1,294	Getty Realty Corp.	42,094
1,339	Gladstone Commercial Corp.	16,885

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)
Shares/Units	Security	Value
COMMON STOCKS - (continued)
FINANCIAL - (continued)
Equity Real Estate Investment Trusts (REITs) - (continued)
760	Gladstone Land Corp.	$7,205
4,704	Global Net Lease Inc.	44,076
1,930	Healthcare Realty Trust Inc., Class A Shares	38,446
3,965	Healthpeak Properties Inc.	75,930
602	Highwoods Properties Inc.	15,712
3,929	Host Hotels & Resorts Inc.	90,288
1,205	Hudson Pacific Properties Inc.*	14,436
5,618	Independence Realty Trust Inc.	91,180
1,352	Industrial Logistics Properties Trust	12,127
657	Innovative Industrial Properties Inc., Class A Shares	38,099
1,863	InvenTrust Properties Corp.	61,721
1,624	Invesco Mortgage Capital Inc.	12,781
3,311	Invitation Homes Inc.	96,847
1,636	Iron Mountain Inc.	209,817
1,518	JBG SMITH Properties	22,269
687	Kilroy Realty Corp.	23,543
3,733	Kimco Realty Corp.	89,891
5,129	Kite Realty Group Trust	140,637
1,468	KKR Real Estate Finance Trust Inc.	9,792
2,949	Ladder Capital Corp., Class A Shares	30,139
487	Lamar Advertising Co., Class A Shares	74,248
362	Lineage Inc.	16,076
1,227	LTC Properties Inc.	45,902
1,707	Lument Finance Trust Inc.	1,792
1,396	LXP Industrial Trust	72,089
6,633	Macerich Co.	149,375
3,362	Medical Properties Trust Inc.	17,180
2,656	MFA Financial Inc.	25,498
648	Mid-America Apartment Communities Inc.	83,637
830	Millrose Properties Inc.	23,423
318	Modiv Industrial Inc., Class C Shares	5,775
1,113	National Health Investors Inc.	81,572
43,978	National Storage Affiliates Trust	1,875,662
354	NET Lease Office Properties	4,252
1,996	NETSTREIT Corp.	40,439
196	NexPoint Real Estate Finance Inc.	3,060
580	NexPoint Residential Trust Inc.	16,855
1,056	NNN REIT Inc.	47,003
1,640	Omega Healthcare Investors Inc.	76,686
364	One Liberty Properties Inc.	8,572
4,397	Orchid Island Capital Inc.	29,812
3,581	Outfront Media Inc.	115,451
1,181	Park Hotels & Resorts Inc.	14,326
2,670	Pebblebrook Hotel Trust	40,717
2,247	PennyMac Mortgage Investment Trust	23,504
3,054	Phillips Edison & Co., Inc.	122,618
3,200	Piedmont Realty Trust Inc., Class A Shares*	26,592
814	Postal Realty Trust Inc., Class A Shares	18,755
1,613	Rayonier Inc.	33,696
4,168	Ready Capital Corp.	7,419
5,089	Realty Income Corp.	311,854
3,370	Redwood Trust Inc.	18,265

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)
Shares/Units	Security	Value
COMMON STOCKS - (continued)
FINANCIAL - (continued)
Equity Real Estate Investment Trusts (REITs) - (continued)
1,034	Regency Centers Corp.	$79,980
1,301	Rexford Industrial Realty Inc.	46,146
3,036	Rithm Capital Corp.	28,296
250	Rithm Property Trust Inc.	3,660
2,944	RLJ Lodging Trust	28,645
1,466	Ryman Hospitality Properties Inc.	168,781
5,910	Sabra Health Care REIT Inc.	117,550
1,335	Safehold Inc.	19,985
315	Saul Centers Inc.	10,918
588	SBA Communications Corp., Class A Shares	119,458
12,977	Service Properties Trust	23,229
885	Seven Hills Realty Trust	7,549
1,307	Sila Realty Trust Inc.	39,524
1,801	Simon Property Group Inc.	369,043
1,157	SITE Centers Corp.	5,843
1,738	SL Green Realty Corp.	78,905
1,320	Smartstop Self Storage REIT Inc.	41,250
49,739	STAG Industrial Inc.	1,883,616
81,922	Starwood Property Trust Inc.	1,399,228
354	Strawberry Fields REIT Inc.	4,644
2,608	Summit Hotel Properties Inc.	15,048
685	Sun Communities Inc.	84,707
400	Sunrise Realty Trust Inc.	3,560
4,571	Sunstone Hotel Investors Inc.	49,458
2,694	Tanger Inc.	97,173
2,412	Terreno Realty Corp.	158,444
569	TPG Mortgage Investment Trust Inc.	4,393
1,453	TPG RE Finance Trust Inc.	12,205
2,688	Two Harbors Investment Corp.	33,143
1,843	UDR Inc.	68,007
2,039	UMH Properties Inc.	30,626
307	Universal Health Realty Income Trust	12,725
3,045	Urban Edge Properties	68,330
24,423	Ventas Inc.	2,061,790
6,062	VICI Properties Inc., Class A Shares	171,070
888	Vornado Realty Trust	29,970
3,932	Weyerhaeuser Co.	96,373
1,220	Whitestone REIT, Class B Shares	23,278
1,209	WP Carey Inc.	89,974
2,240	Xenia Hotels & Resorts Inc.	38,909
	Total Equity Real Estate Investment Trusts (REITs)	26,433,590
Insurance - 1.7%
981	Abacus Global Management Inc.	8,809
1,467	Allstate Corp.	302,334
525	American Coastal Insurance Corp.	5,486
381	American Financial Group Inc.	49,454
287	American Integrity Insurance Group Inc.	4,695
489	AMERISAFE Inc.	14,988
1,954	Arch Capital Group Ltd.*	174,570
12,400	Arthur J Gallagher & Co.	2,493,764
286	Assurant Inc.	71,177
229	Assured Guaranty Ltd.	16,994

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)
Shares/Units	Security	Value
COMMON STOCKS - (continued)
FINANCIAL - (continued)
Insurance - (continued)
217	Ategrity Specialty Holdings LLC*	$4,234
384	Axis Capital Holdings Ltd.	36,453
2,271	Baldwin Insurance Group Inc., Class A Shares*	44,103
435	Bowhead Specialty Holdings Inc.*	11,580
352	Brighthouse Financial Inc.*	22,018
1,605	Brown & Brown Inc.	90,281
875	Cincinnati Financial Corp.	137,743
1,628	Citizens Inc., Class A Shares*	8,449
113	CNA Financial Corp.	4,753
2,238	CNO Financial Group Inc.	102,881
1,465	Corebridge Financial Inc.	39,555
327	Crawford & Co., Class A Shares	3,417
483	Donegal Group Inc., Class A Shares	8,197
1,016	eHealth Inc.*	1,575
640	Employers Holdings Inc.	27,840
1,575	Equitable Holdings Inc.	65,126
2,234	Essent Group Ltd.	129,326
236	Everest Group Ltd.	76,471
183	Exzeo Group Inc.*	2,535
875	F&G Annuities & Life Inc.	24,255
1,466	Fidelity National Financial Inc.	69,415
21,322	First American Financial Corp.	1,412,156
9,916	Genworth Financial Inc., Class A Shares*	84,881
462	Globe Life Inc.	70,797
298	GoHealth Inc., Class A Shares*	191
571	Goosehead Insurance Inc., Class A Shares*	19,637
622	Greenlight Capital Re Ltd., Class A Shares*	9,747
1,048	Hamilton Insurance Group Ltd., Class B Shares	31,031
10,406	Hanover Insurance Group Inc.	1,937,597
1,561	Hartford Insurance Group Inc.	198,450
251	HCI Group Inc.	38,672
553	Heritage Insurance Holdings Inc.*	11,989
470	Hippo Holdings Inc.*	12,159
967	Horace Mann Educators Corp.	44,221
31	Investors Title Co.	7,277
1,633	Jackson Financial Inc., Class A Shares	168,379
1,462	James River Group Holdings Inc.	5,716
352	Kemper Corp.	8,684
79	Kestrel Group Ltd.*	888
388	Kingstone Cos., Inc.	5,770
301	Kingsway Corp.*	3,007
113	Kinsale Capital Group Inc.	34,439
1,427	Lemonade Inc.*	82,766
853	Lincoln National Corp.	30,102
937	Loews Corp.	97,026
69	Markel Group Inc.*	125,276
900	MBIA Inc.*	5,283
634	Mercury General Corp.	62,151
63,936	MGIC Investment Corp.	1,612,466
211	NI Holdings Inc.*	2,950
30,059	NMI Holdings Inc., Class A Shares*	1,079,118
1,080	Octave Specialty Group Inc.*	5,918

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)
Shares/Units	Security	Value
COMMON STOCKS - (continued)
FINANCIAL - (continued)
Insurance - (continued)
1,291	Old Republic International Corp.	$48,064
637	Palomar Holdings Inc.*	68,185
1,416	Pelagos Insurance Capital Ltd.	30,557
185	Primerica Inc.	49,944
1,218	Principal Financial Group Inc.	126,209
1,283	ProAssurance Corp.*	30,779
1,924	Prudential Financial Inc.	193,631
378	Reinsurance Group of America Inc., Class A Shares	75,880
244	RenaissanceRe Holdings Ltd.	68,405
410	RLI Corp.	20,516
250	Root Inc., Class A Shares*	13,015
530	Ryan Specialty Holdings Inc., Class A Shares	16,881
379	Safety Insurance Group Inc.	26,594
1,428	Selective Insurance Group Inc.	123,579
3,276	Selectquote Inc.*	3,276
2,562	SiriusPoint Ltd.*	54,699
852	Skyward Specialty Insurance Group Inc.*	37,590
1,677	Slide Insurance Holdings Inc.*	30,236
712	Stewart Information Services Corp.	46,266
592	Tiptree Inc.	10,798
884	Trupanion Inc.*	19,289
567	United Fire Group Inc.	25,135
674	Universal Insurance Holdings Inc.	24,952
888	Unum Group	73,908
15	White Mountains Insurance Group Ltd.	30,972
528	Willis Towers Watson PLC	131,826
1,248	WR Berkley Corp.	79,298
	Total Insurance	12,721,706
Investment Companies - 0.9%
7,736	Bit Digital Inc.*	15,627
2,912	Bitdeer Technologies Group, Class A Shares*(b)	50,931
643	Brookfield Business Corp., Class A Shares	21,110
994	Cannae Holdings Inc.	14,741
74,692	Cipher Digital Inc.*	1,766,466
5,998	Cleanspark Inc.*	109,703
6,934	Core Scientific Inc.*	186,178
2,947	HA Sustainable Infrastructure Capital Inc., REIT	120,827
6,441	Hut 8 Corp.*	804,030
78,835	Innventure Inc.*	420,190
9,041	MARA Holdings Inc.*	130,010
8,505	Riot Platforms Inc.*	230,570
121,259	Terawulf Inc.*	3,099,380
	Total Investment Companies	6,969,763
Private Equity - 0.0%
1,419	Carlyle Group Inc.	64,465
1,705	Patria Investments Ltd., Class A Shares	19,761
1,605	Ridgepost Capital Inc., Class A Shares	13,289
	Total Private Equity	97,515
Real Estate - 0.5%
1,658	CBRE Group Inc., Class A Shares*	207,316
15,299	Compass Inc., Class A Shares*	125,911
2,321	CoStar Group Inc.*	74,736

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)
Shares/Units	Security	Value
COMMON STOCKS - (continued)
FINANCIAL - (continued)
Real Estate - (continued)
5,823	Cushman & Wakefield Ltd.*	$72,438
2,537	Douglas Elliman Inc.*	4,567
2,112	eXp World Holdings Inc.	10,391
306	FRP Holdings Inc.*	7,072
173	Howard Hughes Holdings Inc.*	10,960
256	Jones Lang LaSalle Inc.*	72,271
2,946	Kennedy-Wilson Holdings Inc.	32,435
241	Legacy Housing Corp.*	5,786
598	Marcus & Millichap Inc.	16,888
190	Maui Land & Pineapple Co., Inc.*	3,217
590	McGrath RentCorp	64,304
197,526	Newmark Group Inc., Class A Shares	2,759,438
638	RE/MAX Holdings Inc., Class A Shares*	6,087
2,345	Real Brokerage Inc.*	4,221
595	RMR Group Inc., Class A Shares	11,870
242	Seaport Entertainment Group Inc.*	6,111
593	Sky Harbour Group Corp., Class A Shares*	5,568
949	St Joe Co.	60,385
128	Stratus Properties Inc.*	3,660
	Total Real Estate	3,565,632
Savings & Loans - 0.1%
1,306	Axos Financial Inc.*	113,505
3,122	Banc of California Inc.	60,005
2,060	Beacon Financial Corp.	59,925
294	BV Financial Inc.*	5,771
3,137	Capitol Federal Financial Inc.	24,375
94	CF Bankshares Inc.	2,681
323	Citizens Community Bancorp Inc.	6,589
255	Eagle Bancorp Montana Inc.	5,658
84	Finward Bancorp	2,770
109	First Capital Inc.	6,737
987	Flushing Financial Corp.	15,762
236	FS Bancorp Inc.	9,608
248	Greene County Bancorp Inc.	6,508
36	Hingham Institution For Savings The	10,418
156	Home Bancorp Inc.	10,043
350	HomeTrust Bancshares Inc.	16,265
882	Northfield Bancorp Inc.	12,507
3,592	Northwest Bancshares Inc.	50,827
1,479	OceanFirst Financial Corp.	27,790
3,057	Provident Financial Services Inc.	67,835
725	Riverview Bancorp Inc.	4,067
80	Sound Financial Bancorp Inc.	3,338
233	Southern Missouri Bancorp Inc.	16,091
210	TFS Financial Corp.	3,341
153	Timberland Bancorp Inc.	6,209
1,927	WaFd Inc.	68,524
338	Waterstone Financial Inc.	6,256
1,268	WSFS Financial Corp.	90,599
	Total Savings & Loans	714,004
	TOTAL FINANCIAL	111,523,874

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)
Shares/Units	Security	Value
COMMON STOCKS - (continued)
GOVERNMENT - 0.0%
Multi-National - 0.0%
696	Banco Latinoamericano de Comercio Exterior SA, Class E Shares	$38,865
INDUSTRIAL - 22.6%
Aerospace/Defense - 2.7%
904	AAR Corp.*	101,809
892	AeroVironment Inc.*	184,858
782	AerSale Corp.*	5,153
14,928	Aevex Corp., Class A Shares*	574,280
488	AIRO Group Holdings Inc.*	4,382
64,424	Amprius Technologies Inc.*	1,306,519
15,162	Archer Aviation Inc., Class A Shares*	103,253
7,430	Astronics Corp.*	646,410
11,408	ATI Inc.*	1,998,225
789	Beta Technologies Inc., Class A Shares*	14,470
4,523	Curtiss-Wright Corp.	3,381,440
343	Ducommun Inc.*	52,211
1,635	Eve Holding Inc.*	5,641
507	Firefly Aerospace Inc.*	23,570
7,934	FTAI Aviation Ltd.	2,065,538
237	HEICO Corp.	82,519
411	HEICO Corp., Class A Shares	106,782
22,937	Hexcel Corp.	2,059,513
2,243	Howmet Aerospace Inc.	579,255
2,558	Intuitive Machines Inc., Class A Shares*	112,117
13,902	Joby Aviation Inc.*	165,434
8,700	Karman Holdings Inc.*	500,250
4,312	Kratos Defense & Security Solutions Inc.*	276,529
1,038	L3Harris Technologies Inc.	327,157
467	Leonardo DRS Inc.	22,771
252	Loar Holdings Inc.*	16,249
8,966	Mercury Systems Inc.*	1,001,502
663	Moog Inc., Class A Shares	238,660
122	National Presto Industries Inc.	15,442
2,210	Red Cat Holdings Inc.*(b)	32,045
2,516	Redwire Corp.*	61,818
23,221	Rocket Lab Corp.*	3,331,749
1,338	StandardAero Inc.*	38,320
7,416	Voyager Technologies Inc., Class A Shares*	367,315
422	York Space Systems Inc.*(b)	13,774
	Total Aerospace/Defense	19,816,960
Building Materials - 1.1%
376	AAON Inc.	52,715
762	AirJoule Technologies Corp., Class A Shares*	3,421
573	Apogee Enterprises Inc.	22,009
217	Armstrong World Industries Inc.	34,264
1,498	Aspen Aerogels Inc.*	9,587
919	Boise Cascade Co.	64,073
573	Builders FirstSource Inc.*	43,697
221	Carlisle Cos., Inc.	76,203
166	Eagle Materials Inc.	36,716
608	Fortune Brands Innovations Inc.	23,676
709	Gibraltar Industries Inc.*	27,403
943	Griffon Corp.	82,965

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)
Shares/Units	Security	Value
COMMON STOCKS - (continued)
INDUSTRIAL - (continued)
Building Materials - (continued)
1,241	Hayward Holdings Inc.*	$17,510
885	James Hardie Industries PLC*	20,603
2,225	JELD-WEN Holding Inc.*	4,806
1,357	Knife River Corp.*	106,538
169	Lennox International Inc.	84,865
315	Louisiana-Pacific Corp.	24,060
683	LSI Industries Inc.	16,549
37,213	Madison Air Solutions Corp., Class A Shares*	1,617,649
335	Martin Marietta Materials Inc.	194,849
1,180	Masco Corp.	82,895
4,792	Masterbrand Inc.*	41,595
8,522	Modine Manufacturing Co.*	2,376,871
256	Mohawk Industries Inc.*	27,500
226	NWPX Infrastructure Inc.*	26,659
435	Owens Corning	54,732
211	Simpson Manufacturing Co., Inc.	40,035
30	Smith-Midland Corp.*	961
1,137	SPX Technologies Inc.*	246,342
579	Tecnoglass Inc.	24,949
762	Titan America SA*	12,398
535	Trex Co., Inc.*	22,149
1,371	UFP Industries Inc.	111,051
9,739	Vulcan Materials Co.	2,755,358
	Total Building Materials	8,387,653
Electrical Components & Equipment - 0.9%
173	Acuity Inc.	52,784
1,063	American Superconductor Corp.*	54,149
1,285	AMETEK Inc.	290,217
722	AZZ Inc.	97,838
18,463	Belden Inc.	1,940,092
1,561	Energizer Holdings Inc.	28,441
880	EnerSys	200,614
2,719	Generac Holdings Inc.*	755,637
9,212	Graham Corp.*	922,490
446	Insteel Industries Inc.	12,261
145	Littelfuse Inc.	67,696
17,521	nLight Inc.*	1,298,657
874	Novanta Inc.*	139,254
2,266	Powell Industries Inc.	644,496
221	Universal Display Corp.	20,359
	Total Electrical Components & Equipment	6,524,985
Electronics - 3.3%
11,570	Advanced Energy Industries Inc.	3,496,223
480	Allegion PLC	62,434
10,065	Allient Inc.	796,745
11,555	Applied Optoelectronics Inc.*	1,830,428
296	Arrow Electronics Inc.*	63,530
26,485	Arxis Inc., Class A Shares*	1,189,971
825	Atkore Inc.	68,318
2,009	Atmus Filtration Technologies Inc.	93,981
425	Avnet Inc.	36,945
700	Badger Meter Inc.	86,730

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)
Shares/Units	Security	Value
COMMON STOCKS - (continued)
INDUSTRIAL - (continued)
Electronics - (continued)
39	Bel Fuse Inc., Class A Shares	$9,553
284	Bel Fuse Inc., Class B Shares	77,964
838	Benchmark Electronics Inc.	70,777
8,945	Coherent Corp.*	3,233,349
683	CTS Corp.	43,855
4,612	Enovix Corp.*(b)	36,804
3,884	ESCO Technologies Inc.	1,133,740
3,272	Evolv Technologies Holdings Inc.*	21,104
2,046	Flex Ltd.*	308,496
1,760	Fortive Corp.	102,643
906	Garmin Ltd.	211,932
298	Hubbell Inc., Class B Shares	141,136
171	Ingram Micro Holding Corp.	4,831
1,078	Itron Inc.*	88,913
5,857	Jabil Inc.	2,135,228
956	Keysight Technologies Inc.*	323,443
569	Kimball Electronics Inc.*	14,754
2,027	Knowles Corp.*	75,830
4,883	Kopin Corp.*	27,882
1,149	KULR Technology Group Inc.*	5,492
126	Mesa Laboratories Inc.	12,855
112	Mettler-Toledo International Inc.*	132,225
6,353	MicroVision Inc.*(b)	3,854
5,720	Mirion Technologies Inc., Class A Shares*	104,562
72	M-Tron Industries Inc.*	6,552
916	Napco Security Technologies Inc.	34,377
344	Neonode Inc.*	588
107	NVE Corp.	10,480
11,868	nVent Electric PLC	1,981,837
387	OSI Systems Inc.*	83,882
648	Plexus Corp.*	173,897
655	Ralliant Corp.	40,525
1,283	Sanmina Corp.*	333,234
883	Sensata Technologies Holding PLC	43,611
2,136	SKYX Platforms Corp.*	2,414
7,257	Standard BioTools Inc.*	8,346
10,533	TD SYNNEX Corp.	2,752,062
1,307	Trimble Inc.*	73,728
2,458	TTM Technologies Inc.*	427,004
358	Turtle Beach Corp.*	4,668
4,125	Vicor Corp.*	1,381,215
2,885	Vishay Intertechnology Inc.	150,164
739	Vontier Corp.	20,973
2,826	Woodward Inc.	989,185
	Total Electronics	24,565,269
Engineering & Construction - 2.3%
502	908 Devices Inc.*	4,222
680	AECOM	47,172
1,145	Arcosa Inc.	145,129
318	Argan Inc.	212,112
408	Bowman Consulting Group Ltd.*	12,864
15,027	Cardinal Infrastructure Group Inc., Class A Shares*	779,751

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)
Shares/Units	Security	Value
COMMON STOCKS - (continued)
INDUSTRIAL - (continued)
Engineering & Construction - (continued)
2,091	Centuri Holdings Inc.*	$64,277
1,901	Comfort Systems USA Inc.	3,475,427
473	Concrete Pumping Holdings Inc.*	3,699
12,734	Construction Partners Inc., Class A Shares*	1,483,129
693	Dycom Industries Inc.*	353,430
2,055	EMCOR Group Inc.	1,699,115
413	Energy Services of America Corp.	6,166
9,707	Everus Construction Group Inc.*	1,444,110
1,227	Exponent Inc.	71,559
3,797	Fluor Corp.*	173,751
1,730	Frontdoor Inc.*	107,381
1,032	Granite Construction Inc.	141,219
217	IES Holdings Inc.*	147,202
625	Jacobs Solutions Inc.	74,913
1,034	Latham Group Inc.*	5,460
258	Limbach Holdings Inc.*	19,982
5,089	MasTec Inc.*	1,925,525
400	Mistras Group Inc.*	7,032
1,243	MYR Group Inc.*	578,070
1,271	Orion Group Holdings Inc.*	17,489
18,476	Primoris Services Corp.	2,323,911
1,955	Sterling Infrastructure Inc.*	1,682,942
164	TopBuild Corp.*	68,467
13,607	TSS Inc.*	224,243
1,117	Tutor Perini Corp.	79,854
	Total Engineering & Construction	17,379,603
Environmental Control - 0.9%
1,171	Arq Inc.*	3,232
1,482	Casella Waste Systems Inc., Class A Shares*	121,776
19,518	CECO Environmental Corp.*	1,458,971
8,669	Clean Harbors Inc.*	2,436,249
1,458	Energy Recovery Inc.*	11,912
1,897	Enviri Corp.*	39,363
807	Onterris Inc.*	12,920
898	Pentair PLC	63,614
624	Perma-Fix Environmental Services Inc.*	6,128
711	Pure Cycle Corp.*	7,359
3,229	PureCycle Technologies Inc.*(b)	40,007
1,360	Tetra Tech Inc.	37,386
1,375	Veralto Corp.	113,066
10,600	Waste Management Inc.	2,241,476
	Total Environmental Control	6,593,459
Hand/Machine Tools - 0.7%
664	Cadre Holdings Inc.	20,677
28,894	Enerpac Tool Group Corp., Class A Shares	967,660
963	Franklin Electric Co., Inc.	94,740
1,838	Kennametal Inc.	60,286
15,838	Lincoln Electric Holdings Inc.	4,093,965
606	Luxfer Holdings PLC, ADR	10,320
186	MSA Safety Inc.	30,839
281	Snap-on Inc.	104,310

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)
Shares/Units	Security	Value
COMMON STOCKS - (continued)
INDUSTRIAL - (continued)
Hand/Machine Tools - (continued)
860	Stanley Black & Decker Inc.	$68,301
	Total Hand/Machine Tools	5,451,098
Machinery-Construction & Mining - 1.7%
6,018	Astec Industries Inc.	303,066
44,858	Babcock & Wilcox Enterprises Inc.*	827,630
18,731	Bloom Energy Corp., Class A Shares*	5,338,335
18,457	BWX Technologies Inc.	3,615,357
24,745	Forgent Power Solutions Inc., Class A Shares*	1,352,562
288	Hyster-Yale Inc.	10,460
604	Lightbridge Corp.*	6,934
779	Manitowoc Co., Inc.*	9,216
944	NANO Nuclear Energy Inc.*(b)	27,263
3,777	NuScale Power Corp.*	47,855
323	Oshkosh Corp.	41,990
2,725	Terex Corp.	158,540
2,128	Vertiv Holdings Co., Class A Shares	671,831
	Total Machinery-Construction & Mining	12,411,039
Machinery-Diversified - 3.1%
795	Aebi Schmidt Holding AG	9,922
312	AGCO Corp.	35,031
269	Alamo Group Inc.	40,541
721	Albany International Corp., Class A Shares	46,642
6,053	Applied Industrial Technologies Inc.	1,838,962
43,484	Cactus Inc., Class A Shares	2,523,811
1,067	Chart Industries Inc.*	221,744
4,914	CNH Industrial NV	50,172
965	Cognex Corp.	63,545
724	Columbus McKinnon Corp.	11,555
14,075	Crane Co.	2,575,725
394	CSW Industrials Inc.	109,126
11,756	Dover Corp.	2,484,748
4,079	DXP Enterprises Inc.*	591,700
1,396	Eastman Kodak Co.*	13,848
287	ESAB Corp.	26,527
31,056	Flowserve Corp.	2,345,039
121,973	Gates Industrial Corp. PLC*	3,161,540
241	Gencor Industries Inc.*	3,401
517	Gorman-Rupp Co.	38,749
928	Graco Inc.	70,018
8,633	Ichor Holdings Ltd.*	617,432
422	IDEX Corp.	88,970
2,217	Ingersoll Rand Inc.	158,826
284	Kadant Inc.	90,647
281	Lindsay Corp.	30,710
255	Middleby Corp.*	39,528
3,765	Mueller Water Products Inc., Class A Shares	94,916
304	Nordson Corp.	87,348
2,154	Otis Worldwide Corp.	152,589
853	Palladyne AI Corp.*(b)	7,191
199	Power Solutions International Inc.*	8,294
79	Pro-Dex Inc.*	5,117
13,073	Regal Rexnord Corp.	2,637,608

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)
Shares/Units	Security	Value
COMMON STOCKS - (continued)
INDUSTRIAL - (continued)
Machinery-Diversified - (continued)
4,056	Richtech Robotics Inc., Class B Shares*	$12,249
632	Rockwell Automation Inc.	285,070
14,098	Symbotic Inc., Class A Shares*	654,500
497	Tennant Co.	42,797
849	Thermon Group Holdings Inc.*	51,908
561	Toro Co.	50,423
648	Watts Water Technologies Inc., Class A Shares	200,219
947	Westinghouse Air Brake Technologies Corp.	247,319
1,352	Xylem Inc.	148,098
24,429	Zurn Elkay Water Solutions Corp.	1,148,163
	Total Machinery-Diversified	23,122,268
Metal Fabricate/Hardware - 2.2%
406	Advanced Drainage Systems Inc.	56,499
296	Ascent Industries Co.*	4,011
254	Eastern Co.	5,469
32,312	Helios Technologies Inc.	2,684,804
5,188	Hillman Solutions Corp.*	38,702
3,648	Janus International Group Inc.*	19,480
187	L B Foster Co., Class A Shares*	7,693
26,419	Mayville Engineering Co., Inc.*	709,350
1,040	Metallus Inc.*	20,436
605	Mueller Industries Inc.	77,803
59	Omega Flex Inc.	1,784
305	Park-Ohio Holdings Corp.	9,931
10,261	Proto Labs Inc.*	777,373
3,238	RBC Bearings Inc.*	1,852,006
1,036	Ryerson Holding Corp.	29,630
12,170	Standex International Corp.	3,371,212
350	Timken Co.	44,793
890	Tredegar Corp.*	6,951
6,392	Valmont Industries Inc.	3,322,626
750	Worthington Enterprises Inc.	42,577
844	Worthington Steel Inc.	35,608
35,062	Xometry Inc., Class A Shares*	3,341,058
	Total Metal Fabricate/Hardware	16,459,796
Miscellaneous Manufacturer - 1.8%
585	AO Smith Corp.	33,181
2,211	Avient Corp.	78,314
415	Axon Enterprise Inc.*	186,219
467	Byrna Technologies Inc.*	2,914
141	Core Molding Technologies Inc.*	3,340
24,204	Donaldson Co., Inc.	1,981,582
12,472	Enpro Inc.	3,828,779
2,551	Fabrinet*	1,668,762
1,416	Federal Signal Corp.	151,087
12,268	ITT Inc.	2,392,260
1,232	JBT Marel Corp.	165,569
12,903	LSB Industries Inc.*	161,804
503	Materion Corp.	110,680
844	Myers Industries Inc.	19,243
501	NLI Holdings Inc.	3,041
1,659	Outdoor Holding Co.*	3,418

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)
Shares/Units	Security	Value
COMMON STOCKS - (continued)
INDUSTRIAL - (continued)
Miscellaneous Manufacturer - (continued)
381	Park Aerospace Corp.	$12,142
1,044	Sight Sciences Inc.*	5,074
1,056	Smith & Wesson Brands Inc.	16,072
408	Sturm Ruger & Co., Inc.	15,949
3,521	Teledyne Technologies Inc.*	2,182,421
999	Textron Inc.	91,668
1,957	Trinity Industries Inc.	63,485
	Total Miscellaneous Manufacturer	13,177,004
Packaging & Containers - 0.3%
2,485	Amcor PLC	96,468
334	AptarGroup Inc.	38,694
3,524	Ardagh Metal Packaging SA	14,202
1,453	Ball Corp.	79,436
377	Clearwater Paper Corp.*	6,145
663	Crown Holdings Inc.	63,038
1,498	Graphic Packaging Holding Co.	16,867
570	Greif Inc., Class A Shares	36,098
104	Greif Inc., Class B Shares	8,351
140	Karat Packaging Inc.	3,797
64,018	O-I Glass Inc.*	560,157
485	Packaging Corp. of America	106,171
933	Ranpak Holdings Corp., Class A Shares*	6,438
30,602	Silgan Holdings Inc.	1,149,411
2,950	Smurfit Westrock PLC	121,393
579	Sonoco Products Co.	28,186
769	TriMas Corp.	31,475
	Total Packaging & Containers	2,366,327
Shipbuilding - 0.0%
217	Huntington Ingalls Industries Inc.	66,873
Transportation - 1.6%
7,391	ArcBest Corp.	1,010,276
953	Ardmore Shipping Corp.	15,324
7,722	CH Robinson Worldwide Inc.	1,379,535
199	Costamare Bulkers Holdings Ltd.*	3,212
999	Costamare Inc.	15,365
372	Covenant Logistics Group Inc., Class A Shares	14,768
1,557	CryoPort Inc.*	24,429
3,001	DHT Holdings Inc.	48,976
935	Dorian LPG Ltd.	37,606
751	Expeditors International of Washington Inc.	118,651
768	FLEX LNG Ltd.	22,863
638	Forward Air Corp.*	6,750
751	Genco Shipping & Trading Ltd.	18,069
574	GXO Logistics Inc.*	28,763
1,098	Heartland Express Inc.	16,459
643	Himalaya Shipping Ltd.*	9,484
1,426	Hub Group Inc., Class A Shares	59,236
954	International Seaways Inc.	73,639
5,571	JB Hunt Transport Services Inc.	1,539,992
285	Kirby Corp.*	40,068
24,402	Knight-Swift Transportation Holdings Inc., Class A Shares	1,845,523
172	Landstar System Inc.	35,587

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)
Shares/Units	Security	Value
COMMON STOCKS - (continued)
INDUSTRIAL - (continued)
Transportation - (continued)
1,480	Marten Transport Ltd.	$25,515
732	Matson Inc.	132,712
683	Navigator Holdings Ltd.	14,821
5,082	Nordic American Tankers Ltd.	26,172
1,038	Old Dominion Freight Line Inc.	233,706
309	PAMT Corp.*	4,181
665	Pangaea Logistics Solutions Ltd.	5,034
539	Proficient Auto Logistics Inc.*	2,948
1,217	Radiant Logistics Inc.*	10,332
23,866	RXO Inc.*	610,492
203	Ryder System Inc.	50,923
1,214	Safe Bulkers Inc.	7,588
4,558	Saia Inc.*	2,153,062
242	Schneider National Inc., Class B Shares	8,552
1,033	Scorpio Tankers Inc.	76,969
2,817	SFL Corp., Ltd, Class B Shares	31,100
1,378	Teekay Corp., Ltd	15,806
620	Teekay Tankers Ltd., Class A Shares	43,617
268	Universal Logistics Holdings Inc.	4,264
1,424	Werner Enterprises Inc.	59,110
1,308	World Kinect Corp.	37,684
9,284	XPO Inc.*	1,989,097
	Total Transportation	11,908,260
Trucking & Leasing - 0.0%
847	GATX Corp.	143,211
718	Greenbrier Cos., Inc.	33,825
67	Willis Lease Finance Corp.	11,859
	Total Trucking & Leasing	188,895
	TOTAL INDUSTRIAL	168,419,489
TECHNOLOGY - 11.4%
Computers - 2.0%
3,019	3D Systems Corp.*	10,778
619	Amdocs Ltd.	38,978
949	Amentum Holdings Inc.*	22,045
4,599	CACI International Inc., Class A Shares*	2,361,632
2,678	Cognizant Technology Solutions Corp., Class A Shares	149,312
4,943	Conduent Inc.*	8,551
1,390	Corsair Gaming Inc.*	16,875
274	Crane NXT Co.	10,642
1,004	Cricut Inc., Class A Shares	4,167
574	Diebold Nixdorf Inc.*	46,574
8,678	D-Wave Quantum Inc.*	261,555
1,034	DXC Technology Co.*	10,247
305	EPAM Systems Inc.*	31,250
1,023	Everforth Inc.*	23,202
1,777	Everpure Inc., Class A Shares*	141,289
34,289	ExlService Holdings Inc.*	995,410
20,987	Figure Technology Solutions Inc., Class A Shares*	741,890
388	Gartner Inc.*	62,934
813	Genpact Ltd.	26,788
253	Globant SA*	10,211

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)
Shares/Units	Security	Value
COMMON STOCKS - (continued)
TECHNOLOGY - (continued)
Computers - (continued)
5,351	Gorilla Technology Group Inc.*	$109,588
1,774	Grid Dynamics Holdings Inc.*	12,773
7,452	Hewlett Packard Enterprise Co.	320,734
5,041	HP Inc.	136,309
670	Insight Enterprises Inc.*	71,275
645	KBR Inc.	22,543
1,266	Kyndryl Holdings Inc.*	15,787
682	Leidos Holdings Inc.	87,160
3,746	Lumentum Holdings Inc.*	3,202,680
1,335	MAXIMUS Inc.	82,677
1,056	Mitek Systems Inc.*	18,142
1,727	NCR Atleos Corp.*	77,024
3,300	NCR Voyix Corp.*	23,727
1,089	NetApp Inc.	189,802
1,660	NetScout Systems Inc.*	69,089
2,195	NextNav Inc.*	45,261
930	Okta Inc., Class A Shares*	114,641
808	OneSpan Inc.	11,667
962	PAR Technology Corp.*	14,853
270	Parsons Corp.*	15,957
3,829	Pitney Bowes Inc.	61,647
862	Qualys Inc.*	94,208
1,641	Rapid7 Inc.*	13,752
7,772	Rigetti Computing Inc.*	198,497
1,184	Rimini Street Inc.*	4,629
743	Rubrik Inc., Class A Shares*	58,422
405	SailPoint Inc.*	7,626
799	Sandisk Corp.*	1,354,289
235	Science Applications International Corp.	24,487
2,916	Super Micro Computer Inc.*	134,398
1,309	Telos Corp.*	6,270
2,885	Tenable Holdings Inc.*	81,444
354	TTEC Holdings Inc.*	963
1,437	Unisys Corp.*	6,596
652	V2X Inc.*	54,201
2,757	Varonis Systems Inc., Class B Shares*	94,152
2,219	Vuzix Corp.*(b)	10,207
5,199	Western Digital Corp.	2,761,761
555	Zscaler Inc.*	77,550
	Total Computers	14,661,118
Office/Business Equipment - 0.0%
2,975	Xerox Holdings Corp.(b)	9,639
291	Zebra Technologies Corp., Class A Shares*	70,896
	Total Office/Business Equipment	80,535
Semiconductors - 7.1%
1,188	ACM Research Inc., Class A Shares*	102,833
9,558	Aehr Test Systems*	882,490
339	Aeluma Inc.*	7,316
696	Allegro MicroSystems Inc.*	33,318
594	Alpha & Omega Semiconductor Ltd.*	26,938
977	Ambarella Inc.*	70,520
7,935	Ambiq Micro Inc.*	632,102

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)
Shares/Units	Security	Value
COMMON STOCKS - (continued)
TECHNOLOGY - (continued)
Semiconductors - (continued)
641	Amkor Technology Inc.	$44,588
744	Arteris Inc.*	26,747
18,628	Astera Labs Inc.*	6,386,610
972	Atomera Inc.*	9,701
771	Axcelis Technologies Inc.*	115,966
3,110	AXT Inc.*	320,828
1,780	Blaize Holdings Inc.*	3,133
4,470	Cerebras Systems Inc., Class A Shares*(b)	1,059,345
630	CEVA Inc.*	25,187
265	Cirrus Logic Inc.*	45,037
85,499	Cohu Inc.*	4,510,072
1,100	Diodes Inc.*	115,852
19,586	Entegris Inc.	2,718,341
1,870	FormFactor Inc.*	232,983
31,265	GLOBALFOUNDRIES Inc.*	2,500,262
651	Impinj Inc.*	98,301
153	IPG Photonics Corp.*	17,522
1,241	Kulicke & Soffa Industries Inc.	126,446
10,549	Lattice Semiconductor Corp.*	1,551,547
5,040	MACOM Technology Solutions Holdings Inc.*	1,837,786
2,051	MaxLinear Inc., Class A Shares*	190,599
21,125	Microchip Technology Inc.	1,999,481
5,846	MKS Inc.	1,895,624
258	Monolithic Power Systems Inc.	404,082
4,824	Navitas Semiconductor Corp., Class A Shares*	128,318
2,656	Nova Ltd.*	1,334,188
2,249	ON Semiconductor Corp.*	271,274
6,558	Onto Innovation Inc.*	1,693,538
9,355	Ouster Inc.*	430,798
1,309	Penguin Solutions Inc.*	73,081
1,345	Photronics Inc.*	43,511
1,365	Power Integrations Inc.	114,660
472	Qorvo Inc.*	48,880
10,516	Rambus Inc.*	1,529,657
211	Richardson Electronics Ltd.	3,583
11,948	Semtech Corp.*	1,822,548
14,424	Silicon Laboratories Inc.*	3,138,662
8,609	Silicon Motion Technology Corp., ADR	2,383,574
3,056	SiTime Corp.*	2,170,371
842	SkyWater Technology Inc.*	32,821
838	Skyworks Solutions Inc.	65,238
31,500	STMicroelectronics NV, Class NY Shares	2,183,265
935	Synaptics Inc.*	128,357
11,325	Teradyne Inc.	4,239,061
5,842	Tower Semiconductor Ltd.*	1,491,054
14,495	Ultra Clean Holdings Inc.*	1,240,337
1,456	Veeco Instruments Inc.*	83,924
260	Vishay Precision Group Inc.*	32,581
	Total Semiconductors	52,674,838
Software - 2.3%
2,844	8x8 Inc.*	5,887
2,440	ACI Worldwide Inc.*	106,555

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)
Shares/Units	Security	Value
COMMON STOCKS - (continued)
TECHNOLOGY - (continued)
Software - (continued)
4,031	ACV Auctions Inc., Class A Shares*	$26,484
2,580	Adeia Inc.	68,938
622	Agilysys Inc.*	53,840
710	Airship AI Holdings Inc.*(b)	2,144
797	Akamai Technologies Inc.*	119,183
1,626	Alkami Technology Inc.*	29,544
2,029	Amplitude Inc., Class A Shares*	15,867
109	Appfolio Inc., Class A Shares*	17,568
1,051	Appian Corp., Class A Shares*	24,593
2,191	Asana Inc., Class A Shares*	16,871
516	Asure Software Inc.*	4,773
3,452	AvePoint Inc.*	37,661
10,059	Bandwidth Inc., Class A Shares*	653,533
837	Bentley Systems Inc., Class B Shares	27,320
10,224	BigBear.ai Holdings Inc.*(b)	51,529
454	BILL Holdings Inc.*	16,807
917	Blackbaud Inc.*	28,143
1,267	BlackLine Inc.*	37,250
5,891	Blend Labs Inc., Class A Shares*	10,545
3,400	Box Inc., Class A Shares*	91,664
2,167	Braze Inc., Class A Shares*	55,540
663	Broadridge Financial Solutions Inc.	101,916
184	Bullish*	6,423
2,910	C3.ai Inc., Class A Shares*	31,341
193	Carlsmed Inc.*	2,204
2,891	CCC Intelligent Solutions Holdings Inc.*	13,588
973	Cerence Inc.*	12,513
240	Claritev Corp., Class A Shares*	6,029
2,135	Clear Secure Inc., Class A Shares	118,386
6,579	Clearwater Analytics Holdings Inc., Class A Shares*	160,133
508	Climb Global Solutions Inc.	10,998
1,742	Cloudflare Inc., Class A Shares*	421,250
2,263	Commerce.com Inc.*	7,083
1,099	CommVault Systems Inc.*	130,506
241	Concentrix Corp.	6,818
421	Consensus Cloud Solutions Inc.*	14,461
1,030	CS Disco Inc.*	4,110
28	Daily Journal Corp.*	14,479
1,735	Datadog Inc., Class A Shares*	429,152
1,830	Definitive Healthcare Corp., Class A Shares*	1,703
918	Digi International Inc.*	61,322
349	Digimarc Corp.*	5,130
2,199	Digital Turbine Inc.*	19,307
13,769	DigitalOcean Holdings Inc.*	2,147,276
1,033	DocuSign Inc., Class A Shares*	54,253
753	Domo Inc., Class B Shares*	3,140
631	Donnelley Financial Solutions Inc.*	25,044
818	DoubleVerify Holdings Inc.*	7,935
693	Doximity Inc., Class A Shares*	14,830
1,011	Dropbox Inc., Class A Shares*	27,176
193	Duolingo Inc., Class A Shares*	21,492
1,683	Dynatrace Inc.*	71,679

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)
Shares/Units	Security	Value
COMMON STOCKS - (continued)
TECHNOLOGY - (continued)
Software - (continued)
483	eGain Corp.*	$3,589
483	Elastic NV*	31,250
1,398	Electronic Arts Inc.	282,005
425	EverCommerce Inc.*	4,781
3,065	Evolent Health Inc., Class A Shares*	12,107
2,152	Expensify Inc., Class A Shares*	2,518
130	Fair Isaac Corp.*	162,577
18,467	Fastly Inc., Class A Shares*	328,066
2,856	Fidelity National Information Services Inc.	122,779
1,822	Five9 Inc.*	44,366
4,906	Freshworks Inc., Class A Shares*	47,637
5,292	Genius Sports Ltd.*	31,011
573	GigaCloud Technology Inc., Class A Shares*	20,651
764	Gitlab Inc., Class A Shares*	23,722
450	Guidewire Software Inc.*	68,702
2,097	Health Catalyst Inc.*	2,894
458	HeartFlow Inc.*	14,189
270	HubSpot Inc.*	59,570
558	I3 Verticals Inc., Class A Shares*	11,361
202	IBEX Holdings Ltd.*	6,391
422	Ibotta Inc., Class A Shares*	14,454
644	Immersion Corp.	4,173
2,793	Innodata Inc.*	293,209
1,331	Intapp Inc.*	30,733
8,201	IonQ Inc.*(b)	591,046
406	Jack Henry & Associates Inc.	55,346
1,888	Kaltura Inc.*	2,889
485	Life360 Inc.*	20,608
1,543	LiveRamp Holdings Inc.*	57,955
307	Manhattan Associates Inc.*	46,065
571	McGraw Hill Inc.*	6,875
439	MongoDB Inc., Class A Shares*	147,306
396	MSCI Inc., Class A Shares	250,026
1,818	N-able Inc.*	6,727
881	Navan Inc., Class A Shares*	18,827
603	nCino Inc.*	9,696
1,444	Nutanix Inc., Class A Shares*	75,189
104	Nutex Health Inc.*	13,427
789	Omada Health Inc.*	14,178
1,204	Pagaya Technologies Ltd., Class A Shares*	18,204
1,983	PagerDuty Inc.*	19,731
1,823	Paychex Inc.	176,795
263	Paycom Software Inc.	36,733
792	PDF Solutions Inc.*	38,673
516	Pegasystems Inc.	18,437
1,338	Phreesia Inc.*	13,193
117,417	Planet Labs PBC*	6,004,705
1,550	Playstudios Inc.*	859
1,639	Playtika Holding Corp.	6,179
21,795	Porch Group Inc.*	227,104
629	Procore Technologies Inc.*	31,129
1,025	Progress Software Corp.*	33,651

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)
Shares/Units	Security	Value
COMMON STOCKS - (continued)
TECHNOLOGY - (continued)
Software - (continued)
637	PTC Inc.*	$88,371
1,007	PubMatic Inc., Class A Shares*	11,762
4,752	Quantum Computing Inc.*(b)	56,834
1,609	Rackspace Technology Inc.*	8,319
255	Red Violet Inc.*	14,494
239	ReposiTrak Inc.	2,469
5,280	Rezolve AI PLC*(b)	15,734
468	RingCentral Inc., Class A Shares	20,269
3,447	ROBLOX Corp., Class A Shares*	162,526
1,735	Samsara Inc., Class A Shares*	60,708
1,424	Schrodinger Inc.*	21,645
1,645	SentinelOne Inc., Class A Shares*	27,225
375	Simulations Plus Inc.*	6,416
9,198	SoundHound AI Inc., Class A Shares*(b)	82,782
1,284	Sprout Social Inc., Class A Shares*	9,604
923	SPS Commerce Inc.*	52,380
1,160	SS&C Technologies Holdings Inc.	78,323
1,013	Take-Two Interactive Software Inc.*	227,074
2,774	Talkspace Inc.*	14,425
752	Teads Holding Co.*	865
556	Teradata Corp.*	18,932
329	TruBridge Inc.*	8,541
776	Twilio Inc., Class A Shares*	147,937
236	Tyler Technologies Inc.*	73,903
2,175	UiPath Inc., Class A Shares*	25,491
1,769	Unity Software Inc.*	53,901
843	Veeva Systems Inc., Class A Shares*	146,969
1,555	Vertex Inc., Class A Shares*	20,759
243	Via Transportation Inc., Class A Shares*	3,701
516	Viant Technology Inc., Class A Shares*	6,564
1,766	VTEX, Class A Shares*	6,658
2,660	Waystar Holding Corp.*	52,961
1,739	Weave Communications Inc.*	10,469
15,389	Whitefiber Inc.*(b)	457,669
1,211	Workiva Inc., Class A Shares*	60,284
2,641	Yext Inc.*	11,039
4,992	Zeta Global Holdings Corp., Class A Shares*	114,267
1,489	Zoom Communications Inc., Class A Shares*	151,268
1,693	ZoomInfo Technologies Inc., Class A Shares*	5,638
	Total Software	17,357,380
	TOTAL TECHNOLOGY	84,773,871
UTILITIES - 3.1%
Electric - 2.4%
4,075	AES Corp.	59,780
1,409	Alliant Energy Corp.	100,898
1,505	Ameren Corp.	162,495
826	Ameresco Inc., Class A Shares*	29,719
19,800	American Electric Power Co., Inc.	2,508,066
1,931	Avista Corp.	80,079
17,120	Black Hills Corp.	1,246,678
789	Brookfield Renewable Corp.	31,544

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)
Shares/Units	Security	Value
COMMON STOCKS - (continued)
UTILITIES - (continued)
Electric - (continued)
62,440	CenterPoint Energy Inc.	$2,638,714
646	Clearway Energy Inc., Class C Shares	26,589
1,720	CMS Energy Corp.	124,820
2,014	Consolidated Edison Inc.	212,739
1,156	DTE Energy Co.	165,158
2,162	Edison International	151,210
18,947	Entergy Corp.	2,066,170
1,263	Evergy Inc.	103,617
2,071	Eversource Energy	141,387
5,618	Exelon Corp.	256,406
3,066	FirstEnergy Corp.	142,232
460	Genie Energy Ltd., Class B Shares	6,385
4,153	Hawaiian Electric Industries Inc.*	55,235
18,339	IDACORP Inc.	2,572,412
889	MGE Energy Inc.	67,120
920	Net Power Inc.*	1,849
1,485	Northwestern Energy Group Inc.	104,856
1,137	NRG Energy Inc.	152,449
1,167	OGE Energy Corp.	55,117
2,897	Oklo Inc., Class A Shares*	193,751
10,210	Ormat Technologies Inc.	1,401,118
927	Otter Tail Corp.	80,334
12,186	PG&E Corp.	199,119
678	Pinnacle West Capital Corp.	67,624
28,477	Portland General Electric Co.	1,427,267
4,127	PPL Corp.	146,055
2,771	Public Service Enterprise Group Inc.	217,939
244	Talen Energy Corp.*	94,379
2,436	TXNM Energy Inc.	144,236
408	Unitil Corp.	20,412
1,880	Vistra Corp.	301,232
1,810	WEC Energy Group Inc.	201,001
3,289	Xcel Energy Inc.	261,476
	Total Electric	18,019,667
Gas - 0.6%
890	Atmos Energy Corp.	150,526
2,841	Brookfield Infrastructure Corp., Class A Shares	117,987
589	Chesapeake Utilities Corp.	72,635
1,167	MDU Resources Group Inc.	24,600
539	National Fuel Gas Co.	41,638
2,382	New Jersey Resources Corp.	131,605
53,313	NiSource Inc.	2,464,127
959	Northwest Natural Holding Co.	46,502
1,422	ONE Gas Inc.	110,546
141	RGC Resources Inc.	3,250
1,631	Southwest Gas Holdings Inc.	140,609
17,203	Spire Inc.	1,415,119
1,192	UGI Corp.	41,625
	Total Gas	4,760,769
Water - 0.1%
930	American States Water Co.	71,861
1,088	American Water Works Co., Inc.	134,118

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)
Shares/Units	Security	Value
COMMON STOCKS - (continued)
UTILITIES - (continued)
Water - (continued)
1,436	California Water Service Group	$64,763
345	Consolidated Water Co., Ltd.	10,412
1,521	Essential Utilities Inc.	56,110
200	Global Water Resources Inc.	1,458
755	H2O America	43,662
455	Middlesex Water Co.	23,901
335	York Water Co.	10,016
	Total Water	416,301
	TOTAL UTILITIES	23,196,737
	TOTAL COMMON STOCKS (Cost - $518,733,117)	702,057,795
EXCHANGE TRADED FUNDS (ETFs) - 3.6%
3,915	iShares Russell 2000 Value	837,301
247,879	State Street SPDR S&P 600 Small Capital Value	25,871,131
	TOTAL EXCHANGE TRADED FUNDS (ETFs) (Cost - $25,982,924)	26,708,432
LIMITED PARTNERSHIP - 0.0%
FINANCIAL - 0.0%
Investment Companies - 0.0%
1,739	Compass Diversified Holdings* (Cost - $35,399)	19,738
CLOSED-END FUND - 0.0%
695	NexPoint Diversified Real Estate Trust, Class Common Shares (Cost - $5,044)	3,711
WARRANT - 0.0%
CONSUMER NON-CYCLICAL - 0.0%
Healthcare-Products - 0.0%
30	Pulse Biosciences Inc.* (Cost - $0)	420
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $544,756,484)	728,790,096
Face Amount
SHORT-TERM INVESTMENTS - 2.2%
TIME DEPOSITS - 2.2%
$14,955,632	Citibank - New York, 2.970% due 6/1/26	14,955,632
1,647,039	JPMorgan Chase & Co. - New York, 2.970% due 6/1/26	1,647,039
	TOTAL TIME DEPOSITS (Cost - $16,602,671)	16,602,671

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Small-Mid Cap Equity Fund (concluded)
Shares/Units	Security	Value
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.9%
MONEY MARKET FUND - 0.9%
6,865,360	Federated Government Obligations Fund, Premier Class, 3.548%(d) (Cost - $6,865,360)	$6,865,360
	TOTAL INVESTMENTS - 101.0% (Cost - $568,224,515)	752,258,127
	Liabilities in Excess of Other Assets - (1.0)%	(7,264,857)
	TOTAL NET ASSETS - 100.0%	$744,993,270

*	Non-income producing security.
(a)	Illiquid security. The aggregate value of illiquid holdings at May 31, 2026, amounts to $1,217,108 and represents 0.16% of net assets.
(b)	All or a portion of this security is on loan.
(c)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.
(d)	Represents investment of collateral received from securities lending transactions.

Abbreviations used in this schedule:
ADR	—	American Depositary Receipts
LLC	—	Limited Liability Company
MFA	—	Mortgage Finance Authority
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust
SPDR	—	Standard & Poor’s Depository Receipts

Summary of Investments by Security Sector^
Industrial	22.4%
Consumer Non-cyclical	16.6
Financial	14.8
Technology	11.3
Consumer Cyclical	8.9
Energy	6.0
Basic Materials	5.4
Communications	4.8
Utilities	3.1
Government	0.0	*
Exchange Traded Funds (ETFs)	3.6
Closed-End Fund	0.0	*
Short-Term Investments	2.2
Money Market Fund	0.9
	100.0%

^	As a percentage of total investments.
*	Position represents less than 0.05%

At May 31, 2026, Destinations Small-Mid Cap Equity Fund had open exchange traded futures contracts as described below.

The unrealized appreciation on the open contracts was as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amounts	Market Value	Unrealized Appreciation
Contracts to Buy:
E-mini Russell 2000 Index June Futures	8	6/26	$998,699	$1,169,720	$171,021
S&P MidCap 400 Index June Futures	2	6/26	672,953	746,400	73,447
					$244,468

At May 31, 2026, Destinations Small-Mid Cap Equity Fund had a payable to broker or brokers of $105,997 as margin collateral on open exchange traded futures contracts.

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Equity Income Fund
Shares/Units	Security	Value
COMMON STOCKS - 82.0%
BASIC MATERIALS - 3.2%
Chemicals - 1.0%
24,677	DSM-Firmenich AG	$2,076,534
41,100	Nutrien Ltd.	2,817,405
	Total Chemicals	4,893,939
Mining - 2.2%
21,138	Agnico Eagle Mines Ltd.	3,871,425
73,233	BHP Group Ltd.	3,258,129
6,416	Southern Copper Corp.	1,227,381
33,790	Valterra Platinum Ltd.	2,790,270
	Total Mining	11,147,205
	TOTAL BASIC MATERIALS	16,041,144
COMMUNICATIONS - 5.8%
Advertising - 0.3%
16,510	Publicis Groupe SA	1,612,063
Internet - 1.0%
6,391	Alphabet Inc., Class A Shares	2,430,753
3,563	Meta Platforms Inc., Class A Shares	2,253,633
	Total Internet	4,684,386
Media - 0.8%
98,750	Informa PLC	1,078,154
30,062	Walt Disney Co.	3,061,214
	Total Media	4,139,368
Telecommunications - 3.7%
60,958	AT&T Inc.	1,511,758
23,421	Cisco Systems Inc.	2,820,357
36,500	Deutsche Telekom AG, Class Registered Shares	1,228,175
663,400	Singapore Telecommunications Ltd.	2,250,998
118,013	Telenor ASA	1,926,331
22,817	T-Mobile US Inc.	4,278,872
94,870	Verizon Communications Inc.	4,535,735
	Total Telecommunications	18,552,226
	TOTAL COMMUNICATIONS	28,988,043
CONSUMER CYCLICAL - 4.0%
Auto Manufacturers - 0.4%
23,256	General Motors Co.	1,935,829
Distribution/Wholesale - 0.6%
68,400	Mitsui & Co., Ltd.	2,271,766
1,135	Watsco Inc.	416,659
	Total Distribution/Wholesale	2,688,425
Retail - 3.0%
23,825	Best Buy Co., Inc.	1,857,159
21,262	Darden Restaurants Inc.	4,335,535
11,645	Home Depot Inc.	3,693,095
24,127	Industria de Diseno Textil SA	1,498,796
4,420	McDonald’s Corp.(a)	1,234,064
21,072	Walmart Inc.	2,439,084
	Total Retail	15,057,733
	TOTAL CONSUMER CYCLICAL	19,681,987

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Equity Income Fund (continued)
Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER NON-CYCLICAL - 18.1%
Agriculture - 2.4%
29,000	Altria Group Inc.	$2,017,820
106,100	British American Tobacco PLC	6,548,031
19,229	Philip Morris International Inc.	3,410,840
	Total Agriculture	11,976,691
Beverages - 2.1%
65,017	Coca-Cola Co.	5,136,993
19,011	Heineken NV	1,484,177
25,300	PepsiCo Inc.	3,648,007
	Total Beverages	10,269,177
Biotechnology - 0.8%
4,966	Amgen Inc.	1,672,499
3,794	Regeneron Pharmaceuticals Inc.	2,332,475
	Total Biotechnology	4,004,974
Commercial Services - 0.6%
12,200	Automatic Data Processing Inc.	2,706,448
Cosmetics/Personal Care - 0.7%
471,511	Haleon PLC	2,133,095
10,427	Procter & Gamble Co.	1,496,900
	Total Cosmetics/Personal Care	3,629,995
Food - 1.5%
11,087	Hershey Co.	2,151,210
18,097	McCormick & Co., Inc.	857,255
70,664	Mondelez International Inc., Class A Shares	4,322,517
	Total Food	7,330,982
Healthcare-Products - 1.2%
28,033	Abbott Laboratories	2,399,625
49,700	Medtronic PLC	3,668,357
	Total Healthcare-Products	6,067,982
Healthcare-Services - 0.7%
6,634	Elevance Health Inc.	2,608,423
75,150	Sonic Healthcare Ltd.	1,052,129
	Total Healthcare-Services	3,660,552
Household Products/Wares - 0.4%
19,800	Kimberly-Clark Corp.	1,932,480
Pharmaceuticals - 7.7%
24,447	AbbVie Inc.	5,322,601
29,342	AstraZeneca PLC	5,451,640
42,697	Merck & Co., Inc.	5,068,988
30,012	Novo Nordisk AS, Class B Shares	1,368,793
225,575	Pfizer Inc.	5,905,553
5,254	Roche Holding AG	2,211,977
51,406	Roche Holding AG, ADR(b)	2,693,674
91,309	Sanofi SA	7,991,703
6,893	UCB SA	2,023,586
	Total Pharmaceuticals	38,038,515
	TOTAL CONSUMER NON-CYCLICAL	89,617,796
ENERGY - 8.1%
Oil & Gas - 4.8%
38,555	Chevron Corp.	7,034,745
12,115	ConocoPhillips(a)	1,380,868

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Equity Income Fund (continued)
Shares/Units	Security	Value
COMMON STOCKS - (continued)
ENERGY - (continued)
Oil & Gas - (continued)
8,505	Expand Energy Corp.	$790,795
25,461	Exxon Mobil Corp.	3,698,465
59,290	Noble Corp. PLC	2,755,799
60,051	Shell PLC	2,526,743
62,505	TotalEnergies SE	5,495,317
	Total Oil & Gas	23,682,732
Pipelines - 3.3%
10,347	Cheniere Energy Inc.	2,326,626
106,625	Enbridge Inc.	5,849,373
14,600	Pembina Pipeline Corp.	679,630
3,130	Targa Resources Corp.	798,369
74,426	TC Energy Corp.	4,958,495
28,286	Williams Cos., Inc.	2,019,337
	Total Pipelines	16,631,830
	TOTAL ENERGY	40,314,562
FINANCIAL - 20.2%
Banks - 9.7%
43,295	Bank of America Corp.	2,234,022
30,623	Fifth Third Bancorp	1,529,006
1,601	Goldman Sachs Group Inc.	1,641,922
86,119	ING Groep NV	2,666,105
19,553	JPMorgan Chase & Co.(a)	5,852,408
12,095	Morgan Stanley	2,515,760
126,678	Nordea Bank Abp	2,424,304
139,656	Oversea-Chinese Banking Corp., Ltd.	2,561,997
22,539	PNC Financial Services Group Inc.	4,983,824
64,200	Regions Financial Corp.	1,797,600
139,680	Sumitomo Mitsui Trust Group Inc.	4,794,519
57,643	Truist Financial Corp.	2,778,969
105,893	US Bancorp	5,808,231
84,204	Wells Fargo & Co.	6,529,178
	Total Banks	48,117,845
Diversified Financial Services - 1.5%
4,925	Ares Management Corp., Class A Shares	632,862
16,575	CME Group Inc., Class A Shares(a)	4,533,926
7,832	Deutsche Boerse AG	2,262,210
	Total Diversified Financial Services	7,428,998
Equity Real Estate Investment Trusts (REITs) - 5.0%
21,500	American Tower Corp.	4,019,640
157,885	Brixmor Property Group Inc.	4,824,965
34,125	Healthpeak Properties Inc.	653,494
68,900	Invitation Homes Inc.	2,015,325
203,575	Kimco Realty Corp.	4,902,086
47,637	NNN REIT Inc.	2,120,323
29,204	Prologis Inc.	4,189,898
9,800	Terreno Realty Corp.	643,762
15,985	Ventas Inc.	1,349,454
	Total Equity Real Estate Investment Trusts (REITs)	24,718,947
Insurance - 3.7%
13,063	Allianz SE, Class Registered Shares	5,811,411
16,395	American International Group Inc.	1,217,001

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Equity Income Fund (continued)
Shares/Units	Security	Value
COMMON STOCKS - (continued)
FINANCIAL - (continued)
Insurance - (continued)
5,850	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class Registered Shares	$3,085,165
28,495	NN Group NV	2,387,100
313,575	Prudential PLC	4,522,329
14,565	Unum Group	1,212,245
	Total Insurance	18,235,251
Real Estate - 0.3%
1,455,000	Hang Lung Properties Ltd.	1,493,605
	TOTAL FINANCIAL	99,994,646
INDUSTRIAL - 7.9%
Aerospace/Defense - 1.5%
5,887	Airbus SE	1,232,914
93,315	BAE Systems PLC	2,541,948
3,987	General Dynamics Corp.	1,382,771
7,175	RTX Corp.	1,289,061
109,600	Singapore Technologies Engineering Ltd.	978,167
	Total Aerospace/Defense	7,424,861
Building Materials - 1.5%
13,750	CRH PLC	1,495,863
9,074	Heidelberg Materials AG	2,019,566
93,500	Mitsubishi Electric Corp.	3,843,703
	Total Building Materials	7,359,132
Electrical Components & Equipment - 1.2%
7,255	Eaton Corp. PLC(a)	2,906,353
20,935	Emerson Electric Co.	3,010,872
	Total Electrical Components & Equipment	5,917,225
Engineering & Construction - 0.8%
54,945	Ferrovial NV	3,759,714
Miscellaneous Manufacturers - 0.4%
6,498	Siemens AG, Class Registered Shares	2,045,042
Packaging & Containers - 1.5%
93,575	Amcor PLC	3,632,581
7,100	Packaging Corp. of America	1,554,261
58,794	Smurfit Westrock PLC	2,419,373
	Total Packaging & Containers	7,606,215
Transportation - 1.0%
60,503	Deutsche Post AG	3,616,916
5,595	Union Pacific Corp.	1,469,471
	Total Transportation	5,086,387
	TOTAL INDUSTRIAL	39,198,576
TECHNOLOGY - 5.4%
Computers - 0.8%
37,825	Amdocs Ltd.	2,381,840
5,337	International Business Machines Corp.	1,589,359
	Total Computers	3,971,199
Semiconductors - 3.2%
6,688	Analog Devices Inc.	2,767,829
7,394	Broadcom Inc.	3,303,417
30,851	Samsung Electronics Co., Ltd.	4,129,928

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Equity Income Fund (continued)
Shares/Units	Security	Value
COMMON STOCKS - (continued)
TECHNOLOGY - (continued)
Semiconductors - (continued)
18,543	Texas Instruments Inc.	$5,668,224
	Total Semiconductors	15,869,398
Software - 1.4%
2,822	Microsoft Corp.	1,270,577
59,325	Paychex Inc.	5,753,339
	Total Software	7,023,916
	TOTAL TECHNOLOGY	26,864,513
UTILITIES - 9.3%
Electric - 8.1%
385,770	Algonquin Power & Utilities Corp.	2,272,185
49,942	Alliant Energy Corp.	3,576,347
69,085	CenterPoint Energy Inc.	2,919,532
30,640	CMS Energy Corp.	2,223,545
13,489	Duke Energy Corp.	1,655,505
197,273	Enel SpA	2,207,831
45,749	Evergy Inc.	3,753,248
26,852	Eversource Energy	1,833,186
88,075	FirstEnergy Corp.	4,085,799
370,914	National Grid PLC(c)	6,003,073
48,910	PPL Corp.	1,730,925
21,395	Sempra	1,906,936
9,528	Southern Co.	877,052
31,000	WEC Energy Group Inc.	3,442,550
21,000	Xcel Energy Inc.	1,669,500
	Total Electric	40,157,214
Gas - 1.2%
59,130	MDU Resources Group Inc.	1,246,460
32,785	Southwest Gas Holdings Inc.	2,826,395
54,275	UGI Corp.	1,895,283
	Total Gas	5,968,138
	TOTAL UTILITIES	46,125,352
	TOTAL COMMON STOCKS (Cost - $311,367,331)	406,826,619
EXCHANGE TRADED FUNDS (ETFs) - 13.4%
720,262	iShares Core Dividend Growth	53,962,029
470,162	iShares Core High Dividend	12,788,407
	TOTAL EXCHANGE TRADED FUNDS (ETFs) (Cost - $55,631,903)	66,750,436
CONVERTIBLE PREFERRED STOCK - 0.7%
INDUSTRIAL - 0.7%
Aerospace/Defense - 0.7%
46,600	Boeing Co., 6.000% (Cost - $2,687,407)	3,360,792

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Equity Income Fund (continued)
Shares/Units		Security	Value
LIMITED PARTNERSHIP - 0.4%
ENERGY - 0.4%
Pipelines - 0.4%
50,485		Enterprise Products Partners LP (Cost - $1,240,612)	$1,857,343
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $370,927,253)	478,795,190
Face Amount†
SHORT-TERM INVESTMENTS - 3.2%
CORPORATE NOTES - 1.2%
3,200		JPMorgan Chase Bank N.A., 11.000% due 7/21/26(b)	827,446
		Merrill Lynch BV:
20,300		51.464% due 6/8/26(b)(d)	1,778,232
13,000		11.000% due 8/26/26(b)	1,028,564
		Nomura America Finance LLC:
16,000		12.000% due 8/25/26(b)	1,327,903
4,700		10.000% due 9/22/26(b)	1,011,345
		TOTAL CORPORATE NOTES (Cost - $5,937,328)	5,973,490
TIME DEPOSITS - 2.0%
14	AUD	Brown Brothers Harriman - Grand Cayman, 2.930% due 6/1/26	10
		Citibank - London:
41,668	EUR	0.860% due 6/1/26	48,601
18	GBP	2.670% due 6/1/26	24
9,274,782		Citibank - New York, 2.970% due 6/1/26	9,274,782
101	SGD	Hong Kong & Shanghai Bank - Singapore, 0.300% due 6/2/26	79
60		Skandinaviska Enskilda Banken AB - Stockholm, 2.970% due 6/1/26	60
297	ZAR	Standard Chartered PLC - Johannesburg, 4.020% due 6/1/26	18
700,403		Sumitomo Mitsui Banking Corp. - Tokyo, 2.970% due 6/1/26	700,403
		TOTAL TIME DEPOSITS (Cost - $10,023,977)	10,023,977
		TOTAL SHORT-TERM INVESTMENTS (Cost - $15,961,305)	15,997,467
Shares/Units
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.7%
MONEY MARKET FUND - 0.7%
3,433,673		Federated Government Obligations Fund, Premier Class, 3.548%(e)
		(Cost - $3,433,673)	3,433,673
		TOTAL INVESTMENTS - 100.4%
		(Cost - $390,322,231)	498,226,330
		Liabilities in Excess of Other Assets - (0.4)%	(2,144,315)
		TOTAL NET ASSETS - 100.0%	$496,082,015

Schedules of Investments

May 31, 2026 (unaudited)

Destinations Equity Income Fund (continued)

†	Face amount denominated in U.S. dollars, unless otherwise noted.
(a)	All or a portion of this security is pledged by the Fund as collateral for short sales or derivative transactions.
(b)	Illiquid security. The aggregate value of illiquid holdings at May 31, 2026, amounts to $8,667,164 and represents 1.75% of net assets.
(c)	All or a portion of this security is on loan.
(d)	Rate shown represents yield-to-maturity.
(e)	Represents investment of collateral received from securities lending transactions.

Abbreviations used in this schedule:
ADR	—	American Depositary Receipts
LLC	—	Limited Liability Company
LP	—	Limited Partnership
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Summary of Investments by Security Sector^
Financial	20.1%
Consumer Non-cyclical	18.0
Utilities	9.2
Industrial	8.6
Energy	8.5
Communications	5.8
Technology	5.4
Consumer Cyclical	3.9
Basic Materials	3.2
Exchange Traded Funds (ETFs)	13.4
Short-Term Investments	3.2
Money Market Fund	0.7
100.0%

^ As a percentage of total investments.

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Equity Income Fund (concluded)

Schedule of Options Contracts Written
Equity Options

Number of Contracts	Notional Amount	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
30	$256,800	Abbott Laboratories, Put	BNP	6/18/26	$80.00	$(1,650)
30	256,800	Abbott Laboratories, Put	BNP	6/18/26	85.00	(6,300)
20	257,000	Ares Management Corp., Put	BNP	6/18/26	100.00	(700)
20	257,000	Ares Management Corp., Put	BNP	6/18/26	105.00	(1,800)
7	280,420	Eaton Corp. PLC, Put	BNP	7/17/26	340.00	(2,457)
7	280,420	Eaton Corp. PLC, Put	BNP	7/17/26	350.00	(3,437)
10	145,260	Exxon Mobil Corp., Call	BNP	6/18/26	190.00	(460)
15	291,045	Hershey Co., Put	BNP	7/17/26	165.00	(4,050)
15	446,700	International Business Machines Corp., Put	BNP	6/18/26	180.00	(75)
75	346,725	NIKE Inc., Put	BNP	6/18/26	32.50	(75)
10	191,300	Southern Copper Corp., Call	BNP	6/18/26	220.00	(2,650)
10	191,300	Southern Copper Corp., Call	BNP	6/18/26	230.00	(1,350)
7	178,549	Targa Resources Corp., Call	BNP	7/17/26	320.00	(315)
7	213,976	Texas Instruments Inc., Call	BNP	6/18/26	320.00	(5,705)
7	213,976	Texas Instruments Inc., Call	BNP	7/17/26	330.00	(9,051)
		TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received — $37,743)				$(40,075)

Currency Abbreviations used in this schedule:
AUD	—	Australian Dollar
EUR	—	Euro
GBP	—	British Pound
SGD	—	Singapore Dollar
ZAR	—	South African Rand

Counterparty Abbreviations used in this schedule:
BNP	—	BNP Paribas SA

Schedules of Investments
May 31, 2026 (unaudited)

Destinations International Equity Fund
Shares/Units	Security	Value
COMMON STOCKS - 85.2%
Australia - 2.2%
9,698	AGL Energy Ltd.	$59,638
7,197	ALS Ltd.	121,407
33,522	AMP Ltd.	38,452
3,147	Ampol Ltd.	75,696
1,960	Ansell Ltd.	39,180
405,189	ANZ Group Holdings Ltd.	10,237,027
17,782	APA Group	128,792
7,903	Aristocrat Leisure Ltd.	284,869
2,824	ASX Ltd.	93,871
11,561	Atlas Arteria Ltd.	40,917
23,615	Aurizon Holdings Ltd.	71,003
9,383	Bank of Queensland Ltd.	42,235
16,624	Beach Energy Ltd.	12,857
9,334	Bendigo & Adelaide Bank Ltd.	69,407
69,753	BHP Group Ltd.	3,103,304
6,697	BlueScope Steel Ltd.	152,681
19,799	Brambles Ltd.	235,505
5,022	CAR Group Ltd.	89,778
7,593	Challenger Ltd.	48,293
6,694	Charter Hall Group	98,153
162,528	Charter Hall Retail REIT	438,673
36,818	Cleanaway Waste Management Ltd.	60,515
1,027	Cochlear Ltd.	74,259
19,480	Coles Group Ltd.	303,591
23,799	Commonwealth Bank of Australia	2,818,946
7,506	Computershare Ltd.	186,700
6,857	CSL Ltd.	476,441
6,567	Deterra Royalties Ltd.	21,252
14,206	Dexus	57,198
1,623	Domino’s Pizza Enterprises Ltd.	21,001
9,664	Downer EDI Ltd.	56,292
23,637	Dyno Nobel Ltd.	63,802
2,745	EBOS Group Ltd.	32,103
22,901	Endeavour Group Ltd.	47,370
29,328	Evolution Mining Ltd.	260,335
3,188	Flight Centre Travel Group Ltd.	25,079
22,112	Fortescue Ltd.	355,036
17,436	Genesis Minerals Ltd.*	74,861
28,089	Goodman Group	640,247
29,829	GPT Group	104,065
9,902	Harvey Norman Holdings Ltd.	32,768
990	HUB24 Ltd.	59,246
8,669	IGO Ltd.*	59,539
192,443	Iluka Resources Ltd.	1,088,917
33,446	Insurance Australia Group Ltd.	183,447
1,654	JB Hi-Fi Ltd.	88,189
14,290	Lendlease Corp., Ltd.	27,920
29,141	Lottery Corp., Ltd.	113,553
12,073	Lynas Rare Earths Ltd.*	164,658
4,845	Macquarie Group Ltd.	831,636
3,449	Magellan Financial Group Ltd.	20,900
38,470	Medibank Pvt Ltd.	132,622
11,591	Metcash Ltd.	25,548

Schedules of Investments
May 31, 2026 (unaudited)

Destinations International Equity Fund (continued)
Shares/Units	Security	Value
COMMON STOCKS - (continued)
Australia - (continued)
2,507	Mineral Resources Ltd.*	$132,595
55,149	Mirvac Group	66,899
51,200	MMG Ltd.*	57,929
43,462	National Australia Bank Ltd.	1,164,242
1,941	Netwealth Group Ltd.	29,867
5,455	New Hope Corp., Ltd.	22,828
10,438	NEXTDC Ltd.*	114,508
209,779	Nine Entertainment Co. Holdings Ltd.	143,811
611,823	Northern Star Resources Ltd.	8,398,422
100,055	NRW Holdings Ltd.	547,126
7,215	Orica Ltd.	118,808
25,171	Origin Energy Ltd.	196,704
20,515	Orora Ltd.	19,260
493,694	Perenti Ltd.	749,071
1,441	Perpetual Ltd.	16,440
46,381	PLS Group Ltd.*	214,680
644	Pro Medicus Ltd.	61,310
11,642	Qantas Airways Ltd.	78,782
21,339	QBE Insurance Group Ltd.	346,440
25,075	Qube Holdings Ltd.	90,258
30,707	Ramelius Resources Ltd.	72,480
2,908	Ramsay Health Care Ltd.	77,573
588	REA Group Ltd.	63,044
4,543	Reece Ltd.	44,979
18,711	Region Group	30,439
563,462	Regis Resources Ltd.	2,520,729
5,229	Rio Tinto Ltd.	695,072
5,856	Sandfire Resources Ltd.*	82,630
44,326	Santos Ltd.	249,036
75,034	Scentre Group	206,312
4,079	SEEK Ltd.	36,426
2,323	SGH Ltd.	68,887
70,209	Sigma Healthcare Ltd.	148,425
2,325	Sims Ltd.	44,848
7,194	Sonic Healthcare Ltd.	100,719
62,831	South32 Ltd.	217,230
215,654	Stanmore Resources Ltd.	426,513
11,363	Steadfast Group Ltd.	33,386
30,827	Stockland	90,902
15,936	Suncorp Group Ltd.	198,749
4,098	Technology One Ltd.	88,023
4,144	Telix Pharmaceuticals Ltd.*	38,903
55,734	Telstra Group Ltd.	209,007
5,739	TPG Telecom Ltd.	16,081
43,808	Transurban Group	471,982
11,246	Treasury Wine Estates Ltd.	34,294
107,445	Vault Minerals Ltd.	330,212
58,717	Vicinity Ltd.	106,549
4,989	Washington H Soul Pattinson & Co., Ltd.	156,051
16,040	Wesfarmers Ltd.	918,751
48,589	Westpac Banking Corp.	1,255,644
11,227	Whitehaven Coal Ltd.	70,357
2,268	WiseTech Global Ltd.	59,058

Schedules of Investments
May 31, 2026 (unaudited)

Destinations International Equity Fund (continued)
Shares/Units	Security	Value
COMMON STOCKS - (continued)
Australia - (continued)
26,908	Woodside Energy Group Ltd.	$589,977
17,141	Woolworths Group Ltd.	433,605
5,883	Worley Ltd.	54,660
5,571	Yancoal Australia Ltd.	27,062
	Total Australia	46,828,349
Austria - 0.1%
980	ANDRITZ AG	89,216
1,133	BAWAG Group AG(a)	203,297
4,004	Erste Group Bank AG	480,612
1,961	OMV AG	141,210
2,035	Raiffeisen Bank International AG	117,294
217	Strabag SE	24,054
783	Telekom Austria AG, Class A Shares	8,955
850	Verbund AG	57,063
662	Vienna Insurance Group AG Wiener Versicherung Gruppe	48,702
	Total Austria	1,170,403
Belgium - 0.1%
324	Ackermans & van Haaren NV	102,645
2,567	Ageas SA	199,311
13,557	Anheuser-Busch InBev SA	1,085,601
256	D’ieteren Group	51,176
661	Elia Group SA, Class B Shares	102,783
292	Financiere de Tubize SA	76,560
1,170	Groupe Bruxelles Lambert NV	110,359
3,219	KBC Group NV	426,209
5	Lotus Bakeries NV	64,124
251	Sofina SA	65,253
968	Syensqo SA	75,811
1,701	UCB SA	499,364
2,443	Warehouses De Pauw CVA	63,338
	Total Belgium	2,922,534
Bermuda - 0.1%
111,729	Conduit Holdings Ltd.	665,102
95,621	Hiscox Ltd.	2,251,685
	Total Bermuda	2,916,787
Brazil - 0.6%
38,366	Afya Ltd., Class A Shares	537,508
415,387	Banco Bradesco SA, ADR	1,449,701
182,606	Banco BTG Pactual SA	1,946,219
50,475	Banco do Estado do Rio Grande do Sul SA, Class B Shares	146,426
490,269	GPS Participacoes e Empreendimentos SA(a)	1,186,993
270,940	Localiza Rent a Car SA	2,254,488
138,945	NU Holdings Ltd., Class A Shares*	1,824,348
63,686	Petroleo Brasileiro SA - Petrobras, Class A Shares, ADR	1,068,014
136,005	XP Inc., Class A Shares	2,267,203
	Total Brazil	12,680,900
Canada - 5.9%
70,100	AGF Management Ltd., Class B Shares	885,656
37,077	Agnico Eagle Mines Ltd.	6,816,274
57,200	Air Canada*	915,582
6,004	Alamos Gold Inc., Class A Shares	246,291
10,573	Alimentation Couche-Tard Inc.	597,281
4,300	AltaGas Ltd.	167,316

Schedules of Investments
May 31, 2026 (unaudited)

Destinations International Equity Fund (continued)
Shares/Units	Security	Value
COMMON STOCKS - (continued)
Canada - (continued)
8,500	ARC Resources Ltd.	$192,403
2,200	AtkinsRealis Group Inc.	132,051
10,112	Bank of Montreal	1,642,283
114,723	Bank of Nova Scotia	9,204,133
153,550	Barrick Mining Corp.	6,559,396
4,485	BCE Inc.	113,133
8,600	Boardwalk Real Estate Investment Trust	399,749
1,300	Bombardier Inc., Class B Shares*	293,217
30,051	Brookfield Corp.	1,368,946
4,800	CAE Inc.*	124,247
6,167	Cameco Corp.	692,871
31,400	Canadian Apartment Properties REIT	798,436
13,405	Canadian Imperial Bank of Commerce	1,463,097
42,383	Canadian National Railway Co.	5,023,335
29,094	Canadian Natural Resources Ltd.	1,323,030
12,832	Canadian Pacific Kansas City Ltd.	1,145,648
600	Canadian Tire Corp., Ltd, Class A Shares	76,980
3,479	Celestica Inc.*	1,344,895
19,262	Cenovus Energy Inc.	531,703
150,500	Centerra Gold Inc.	2,656,781
2,633	CGI Inc., Class A Shares	183,859
11,900	Cogeco Communications Inc.	580,155
327	Constellation Software Inc.	669,470
31,539	Definity Financial Corp.	1,510,843
22,673	Descartes Systems Group Inc.*	1,672,610
3,709	Dollarama Inc.	474,251
127,076	Element Fleet Management Corp.	2,531,751
4,500	Emera Inc.	235,313
31,109	Enbridge Inc.	1,706,618
10,600	Equinox Gold Corp.	144,531
33,800	Extendicare Inc.	794,991
333	Fairfax Financial Holdings Ltd.	518,217
22,849	Finning International Inc.	1,725,607
7,100	First Majestic Silver Corp.	149,951
10,000	First Quantum Minerals Ltd.*	307,804
500	FirstService Corp.(b)	67,022
7,088	Fortis Inc.	392,030
143,700	Fortuna Mining Corp.*	1,441,377
48,269	Franco-Nevada Corp.	11,180,148
2,301	George Weston Ltd.	161,177
4,000	GFL Environmental Inc.	134,204
2,600	Gildan Activewear Inc., Class A Shares	158,606
3,915	Great-West Lifeco Inc.	228,517
4,602	Hydro One Ltd.(a)	189,247
1,300	iA Financial Corp. Inc.	162,057
8,500	IAMGOLD Corp.*	153,750
1,000	IGM Financial Inc.	56,977
1,800	Imperial Oil Ltd.	213,538
2,484	Intact Financial Corp.	487,990
11,100	Ivanhoe Mines Ltd., Class A Shares*	98,296
3,200	Keyera Corp.	132,730
40,900	Killam Apartment Real Estate Investment Trust	544,028
17,200	Kinross Gold Corp.	522,437

Schedules of Investments
May 31, 2026 (unaudited)

Destinations International Equity Fund (continued)
Shares/Units	Security	Value
COMMON STOCKS - (continued)
Canada - (continued)
12,600	Linamar Corp.	$932,115
7,704	Loblaw Cos., Ltd.	344,579
1,300	Lundin Gold Inc.	86,789
9,500	Lundin Mining Corp.	283,732
3,725	Magna International Inc.	241,390
23,824	Manulife Financial Corp.(c)	911,111
2,865	Metro Inc.	183,831
5,606	National Bank of Canada	818,619
6,958	Nutrien Ltd.	476,432
90,800	OceanaGold Corp.	2,742,176
3,500	Open Text Corp.	83,210
5,800	Pan American Silver Corp.	331,182
97,900	Parex Resources Inc.	1,707,641
8,227	Pembina Pipeline Corp.	383,724
7,587	Power Corp. of Canada	458,533
8,442	Quebecor Inc., Class B Shares	409,610
36,700	RioCan Real Estate Investment Trust	590,639
19,958	Royal Bank of Canada	3,827,744
21,811	Russel Metals Inc.	987,728
3,300	Saputo Inc.	101,097
39,919	Shopify Inc., Class A Shares*	4,748,043
1,700	Stantec Inc.	128,437
68,100	Strathcona Resources Ltd.	2,182,578
7,876	Sun Life Financial Inc.	565,966
175,162	Suncor Energy Inc.(c)	10,942,858
14,757	TC Energy Corp.	983,158
46,042	Teck Resources Ltd., Class B Shares	3,053,104
6,985	TELUS Corp.	87,692
1,100	TFI International Inc.	169,675
1,738	Thomson Reuters Corp.	150,682
34,359	TMX Group Ltd.	1,285,597
1,200	Toromont Industries Ltd.	197,902
23,980	Toronto-Dominion Bank	2,743,578
5,339	Tourmaline Oil Corp.	244,026
3,656	Waste Connections Inc.	545,536
55,159	Wheaton Precious Metals Corp.	7,415,341
18,100	Whitecap Resources Inc.	207,937
1,900	WSP Global Inc.	269,070
	Total Canada	126,067,898
Chile - 0.1%
4,982	Antofagasta PLC	274,559
31,214	Sociedad Quimica y Minera de Chile SA, ADR	2,680,346
	Total Chile	2,954,905
China - 2.4%
9,500	AAC Technologies Holdings Inc.	55,201
204,091	BYD Co., Ltd., Class H Shares(d)	2,367,318
882,786	China Mengniu Dairy Co., Ltd.	1,911,369
2,784,000	China Resources Pharmaceutical Group Ltd.	1,658,166
65,174	Contemporary Amperex Technology Co., Ltd., Class A Shares	4,085,552
188,782	FinVolution Group, ADR	991,105
183,097	Full Truck Alliance Co., Ltd., ADR	1,614,916
180,786	Fuyao Glass Industry Group Co., Ltd., Class A Shares	1,407,459
68,601	GDS Holdings Ltd., ADR*(c)	2,431,905

Schedules of Investments
May 31, 2026 (unaudited)

Destinations International Equity Fund (continued)
Shares/Units	Security	Value
COMMON STOCKS - (continued)
China - (continued)
269,260	Hongfa Technology Co., Ltd., Class A Shares	$1,347,182
135,078	Jiangsu Hengli Hydraulic Co., Ltd., Class A Shares	2,174,468
80,436	KE Holdings Inc., ADR(c)	1,335,238
1,328,770	Kingdee International Software Group Co., Ltd.*	1,234,040
110,000	Lenovo Group Ltd.	339,145
85,400	Meituan, Class B Shares*	829,592
70,095	Montage Technology Co., Ltd., Class A Shares	2,639,372
29,849	Montage Technology Co., Ltd., Class H Shares*(d)	1,526,862
125,822	Pony AI Inc., ADR*	1,261,995
399,200	Sany Heavy Industry Co., Ltd., Class A Shares	1,058,875
180,409	SF Holding Co., Ltd., Class H Shares(d)	719,592
169,500	Shenzhen Inovance Technology Co., Ltd., Class A Shares	1,850,697
263,500	Shenzhou International Group Holdings Ltd.	1,565,028
121,486	Tencent Holdings Ltd.	6,614,472
16,865	Tencent Holdings Ltd., ADR	920,829
114,386	Tencent Music Entertainment Group, ADR	1,054,639
461,200	Tongcheng Travel Holdings Ltd.@	833,665
123,004	Weibo Corp., ADR	966,811
123,955	WuXi AppTec Co., Ltd., Class A Shares	1,861,984
71,341	Zai Lab Ltd., ADR*(c)	1,262,022
332,337	Zhejiang Sanhua Intelligent Controls Co., Ltd., Class H Shares(c)(d)	1,335,901
245,167	Zhejiang Shuanghuan Driveline Co., Ltd., Class A Shares	1,421,988
	Total China	50,677,388
Curacao - 0.0%
213	HAL Trust	42,532
Czech Republic - 0.0%
2,165	CSG NV*	45,393
Denmark - 1.3%
38	AP Moller - Maersk AS, Class A Shares	92,045
42	AP Moller - Maersk AS, Class B Shares	103,635
76,459	Carlsberg AS, Class B Shares	10,200,741
38,636	Coloplast AS, Class B Shares	2,372,050
14,358	D/S Norden AS	663,874
9,093	Danske Bank AS	479,027
884	Demant AS*	34,790
2,720	DSV AS	677,526
849	Genmab AS*	223,406
42,981	H Lundbeck AS	291,348
4,229	ISS AS	174,161
48,291	Novo Nordisk AS, ADR	2,201,104
45,427	Novo Nordisk AS, Class B Shares	2,071,843
13,156	Novonesis Novozymes B	764,316
6,382	Orsted AS*(a)	163,475
992	Pandora AS	92,931
1,255	ROCKWOOL AS, Class B Shares	38,927
4,115	Tryg AS	96,852
231,203	Vestas Wind Systems AS	6,496,980
	Total Denmark	27,239,031
Finland - 1.8%
1,840	Elisa OYJ	88,199
383,088	Fortum OYJ	8,959,789
3,839	Kesko OYJ, Class B Shares	93,024
4,475	Kone OYJ, Class B Shares	266,929

Schedules of Investments
May 31, 2026 (unaudited)

Destinations International Equity Fund (continued)
Shares/Units	Security	Value
COMMON STOCKS - (continued)
Finland - (continued)
9,409	Metso OYJ	$179,591
5,893	Neste OYJ	193,569
893,176	Nokia OYJ	13,165,721
407,398	Nordea Bank Abp	7,796,592
1,420	Orion OYJ, Class B Shares	118,548
34,745	Sampo OYJ, Class A Shares	366,700
616,981	Stora Enso OYJ, Class R Shares	7,223,913
7,475	UPM-Kymmene OYJ	218,223
2,318	Valmet OYJ	62,691
6,427	Wartsila OYJ Abp	261,603
	Total Finland	38,995,092
France - 4.9%
956	Abivax SA*	126,748
3,147	Accor SA	171,558
485	Aeroports de Paris SA	65,056
8,198	Air Liquide SA	1,702,779
5,244	Alstom SA*	104,748
737	Amundi SA(a)	72,124
22,870	AXA SA	1,056,579
4,134	Ayvens SA(a)	55,618
490	BioMerieux	42,519
111,461	BNP Paribas SA	12,021,150
9,638	Bollore SE	61,056
2,554	Bouygues SA	150,250
5,255	Bureau Veritas SA	158,911
2,191	Capgemini SE*	260,435
7,919	Carrefour SA	146,543
46,917	Compania de Saint-Gobain SA	4,319,852
9,328	Compania Generale des Etablissements Michelin SCA	341,001
939	Covivio SA	60,289
13,263	Credit Agricole SA	255,795
9,030	Danone SA	641,136
6,823	Dassault Aviation SA	2,425,614
136,019	Dassault Systemes SE(c)	2,982,357
3,215	Edenred SE	87,354
1,127	Eiffage SA	163,322
26,218	Engie SA	809,124
13,549	EssilorLuxottica SA	2,755,124
1,690	FDJ UNITED	44,794
667	Gecina SA	56,997
4,289	Getlink SE	93,710
1,449	Hermes International SCA	2,723,128
498	Ipsen SA	90,937
965	Kering SA	288,292
2,721	Klepierre SA	110,951
56,359	Legrand SA	9,600,340
3,266	L’Oreal SA	1,460,324
3,636	LVMH Moet Hennessy Louis Vuitton SE	2,014,918
29,829	Orange SA	624,345
29,074	Pernod Ricard SA	2,146,986
3,276	Publicis Groupe SA	319,874
2,966	Renault SA	102,299
24,276	Rexel SA	1,037,030

Schedules of Investments
May 31, 2026 (unaudited)

Destinations International Equity Fund (continued)
Shares/Units	Security	Value
COMMON STOCKS - (continued)
France - (continued)
12,059	Safran SA	$4,294,902
15,292	Sanofi SA	1,338,413
8,911	Sartorius Stedim Biotech	1,843,130
44,424	Schneider Electric SE	13,960,089
261,965	SCOR SE	9,378,274
9,535	Societe Generale SA	791,295
1,042	Sodexo SA	57,365
3,700	Sopra Steria Group	642,856
2,154	SPIE SA	122,784
17,485	Teleperformance SE(c)	1,287,921
21,621	Thales SA	6,035,188
122,275	TotalEnergies SE	10,750,177
1,722	Unibail-Rodamco-Westfield	199,411
8,833	Veolia Environnement SA	356,675
7,105	Vinci SA	1,032,181
	Total France	103,842,628
Germany - 4.9%
2,355	adidas AG	457,661
8,031	Allianz SE, Class Registered Shares	3,572,797
183,752	Aumovio SE*	8,603,161
8,060	Aurubis AG	2,032,103
12,712	BASF SE	754,610
14,017	Bayer AG, Class Registered Shares	597,219
4,011	Bayerische Motoren Werke AG	349,782
697	Bayerische Motoren Werke AG (Non-Voting)	60,693
1,239	Bechtle AG*	48,296
17,742	Beiersdorf AG	1,431,607
1,638	Brenntag SE	108,044
9,428	Commerzbank AG	407,248
74,304	Continental AG	6,185,007
907	CTS Eventim AG & Co. KGaA	65,754
6,801	Daimler Truck Holding AG	334,325
3,165	Delivery Hero SE, Class A Shares*(a)	136,525
24,936	Deutsche Bank AG, Class Registered Shares	810,382
27,450	Deutsche Boerse AG	7,928,711
7,756	Deutsche Lufthansa AG, Class Registered Shares	77,374
99,836	Deutsche Post AG	5,968,273
87,240	Deutsche Telekom AG, Class Registered Shares	2,935,507
1,070	Deutsche Wohnen SE	24,064
556	DWS Group GmbH & Co. KGaA(a)	40,083
31,658	E.ON SE	671,949
3,417	Evonik Industries AG*	67,069
70,640	Fraport AG Frankfurt Airport Services Worldwide	5,936,856
2,935	Fresenius Medical Care AG	127,333
6,004	Fresenius SE & Co. KGaA	254,014
1,107	FUCHS SE	50,747
2,056	GEA Group AG	132,976
844	Hannover Rueck SE	228,606
1,766	Heidelberg Materials AG	393,052
1,321	Henkel AG & Co. KGaA	95,870
2,286	Henkel AG & Co. KGaA (Non-Voting)	177,533
947	Hensoldt AG	97,684
202	HOCHTIEF AG	114,657

Schedules of Investments
May 31, 2026 (unaudited)

Destinations International Equity Fund (continued)
Shares/Units	Security	Value
COMMON STOCKS - (continued)
Germany - (continued)
175,730	Infineon Technologies AG	$16,626,749
1,041	KION Group AG	53,249
5,852	Knorr-Bremse AG	707,817
990	LEG Immobilien SE	64,231
10,736	Mercedes-Benz Group AG	653,587
1,782	Merck KGaA	271,866
757	MTU Aero Engines AG	276,437
1,865	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class Registered Shares	983,561
705	Nemetschek SE	50,822
59	Rational AG	45,353
1,117	RENK Group AG	74,039
642	Rheinmetall AG	967,971
9,342	RWE AG	594,455
50,968	SAP SE	9,221,156
2,953	Schaeffler AG	36,374
49,520	Schott Pharma AG & Co. KGaA	1,051,272
1,124	Scout24 SE(a)	94,687
17,000	Siemens AG, Class Registered Shares	5,350,217
28,418	Siemens Energy AG	5,400,184
54,261	Siemens Healthineers AG(a)	2,210,411
57,965	Symrise AG, Class A Shares	5,347,906
901	Talanx AG	108,250
959	Traton SE*	37,759
293,366	TUI AG	2,416,162
447	Volkswagen AG*	48,934
2,881	Volkswagen AG (Non-Voting)*	308,571
9,709	Vonovia SE	242,581
3,666	Zalando SE*(a)	99,506
	Total Germany	104,621,679
Greece - 0.3%
1,833	Metlen Energy & Metals PLC*	88,305
36,375	Motor Oil Hellas Corinth Refineries SA	1,568,983
170,255	National Bank of Greece SA	2,942,036
247,332	Piraeus Bank SA*	2,629,133
	Total Greece	7,228,457
Hong Kong - 1.7%
939,585	AIA Group Ltd.	9,873,361
53,054	Alibaba Group Holding Ltd., ADR	6,590,368
13,055	Bank of East Asia Ltd.	22,726
50,000	BOC Hong Kong Holdings Ltd.	306,057
15,100	Budweiser Brewing Co. APAC Ltd.(a)	13,495
23,000	Cathay Pacific Airways Ltd.	39,189
27,400	Chow Tai Fook Jewellery Group Ltd.	38,446
22,500	CK Asset Holdings Ltd.	136,378
889,120	CK Hutchison Holdings Ltd.	8,024,337
8,000	CK Infrastructure Holdings Ltd.	60,638
21,658	CLP Holdings Ltd.	211,300
19,800	CTF Services Ltd.	20,395
2,800	DFI Retail Group Holdings Ltd., Class Registered Shares	11,192
18,000	First Pacific Co., Ltd.	11,754
32,000	Galaxy Entertainment Group Ltd.	128,219
15,000	Hang Lung Group Ltd.	27,875

Schedules of Investments
May 31, 2026 (unaudited)

Destinations International Equity Fund (continued)
Shares/Units	Security	Value
COMMON STOCKS - (continued)
Hong Kong - (continued)
20,185	Hang Lung Properties Ltd.	$20,721
18,000	Henderson Land Development Co., Ltd.	71,152
165,000	Hong Kong & China Gas Co., Ltd.	151,204
16,900	Hong Kong Exchanges & Clearing Ltd.	864,932
13,500	Hongkong Land Holdings Ltd.	102,910
34,500	Hutchison Port Holdings Trust, Class U Shares	7,073
8,000	HUTCHMED China Ltd.*	18,733
344,000	Hysan Development Co., Ltd.	818,994
2,500	Jardine Matheson Holdings Ltd.	165,814
7,500	Johnson Electric Holdings Ltd.	24,446
12,000	Kerry Properties Ltd.	31,735
37,610	Link REIT	193,871
28,400	Man Wah Holdings Ltd.	13,165
20,500	MTR Corp., Ltd.	82,708
24,000	New World Development Co., Ltd.*	25,191
1,500	Orient Overseas International Ltd.	26,097
63,000	PCCW Ltd.	45,732
21,000	Power Assets Holdings Ltd.	161,305
36,196	Prudential PLC	522,013
34,000	Shangri-La Asia Ltd.	18,556
48,000	Sino Land Co., Ltd.	72,527
21,000	SITC International Holdings Co., Ltd.	93,044
20,500	Sun Hung Kai Properties Ltd.	346,087
6,500	Swire Pacific Ltd., Class A Shares	67,859
14,600	Swire Properties Ltd.	41,459
1,547,000	TCL Electronics Holdings Ltd.*	2,728,998
21,000	Techtronic Industries Co., Ltd.	312,942
136,000	United Energy Group Ltd.	7,991
2,208,000	VSTECS Holdings Ltd.	2,727,021
3,600	VTech Holdings Ltd.	23,540
119,000	WH Group Ltd.(a)	138,540
13,000	Wharf Holdings Ltd.	36,712
21,000	Wharf Real Estate Investment Co., Ltd.	64,655
27,658	Xinyi Glass Holdings Ltd.	34,960
7,000	Yue Yuen Industrial Holdings Ltd.	13,108
3,800	Zijin Gold International Co., Ltd.*	63,771
	Total Hong Kong	35,655,296
Hungary - 0.1%
7,972	OTP Bank Nyrt	1,092,061
India - 2.8%
16,993	Acutaas Chemicals Ltd.	564,733
148,013	Axis Bank Ltd.	1,995,741
360,622	Bajaj Finance Ltd.*	3,434,607
403,242	Bharat Electronics Ltd.	1,746,687
145,402	Bharti Airtel Ltd.	2,791,987
27,391	Chennai Petroleum Corp., Ltd.	302,828
64,133	Cholamandalam Investment & Finance Co., Ltd.	1,040,714
69,628	Cummins India Ltd.	4,326,072
22,485	Divi’s Laboratories Ltd.	1,578,478
9,993	Dixon Technologies India Ltd.	1,205,172
33,035	Dr Lal PathLabs Ltd.	554,965
1,141,114	Eternal Ltd.*	3,010,951
47,728	Godrej Properties Ltd.*	890,412

Schedules of Investments
May 31, 2026 (unaudited)

Destinations International Equity Fund (continued)
Shares/Units	Security	Value
COMMON STOCKS - (continued)
India - (continued)
148,844	ICICI Bank Ltd.	$1,965,973
36,443	InterGlobe Aviation Ltd.(a)	1,699,099
1,078,080	JM Financial Ltd.	1,475,567
402,652	JSW Energy Ltd.	2,536,548
6,592	Kaynes Technology India Ltd.*	216,916
85,366	Kirloskar Oil Engines Ltd.	1,725,067
268,021	Kotak Mahindra Bank Ltd.	1,082,358
33,000	Larsen & Toubro Ltd.	1,412,989
20,027	LG Electronics India Ltd.*	320,312
122,578	LIC Housing Finance Ltd.	688,191
196,859	Max Healthcare Institute Ltd.	1,996,069
804,121	National Aluminium Co., Ltd.	3,583,036
187,418	Nippon Life India Asset Management Ltd.(a)	2,165,845
511,986	NTPC Ltd.	2,094,890
57,230	Nuvama Wealth Management Ltd.	938,461
460,036	Power Finance Corp., Ltd.	2,079,347
765,349	Power Grid Corp. of India Ltd.	2,318,603
168,594	PTC India Ltd.	324,788
164,156	Redington Ltd.	387,330
132,736	Reliance Industries Ltd.	1,841,750
94,569	SBI Life Insurance Co., Ltd.(a)	1,825,293
25,701	Tata Communications Ltd.	527,998
82,576	Tata Consumer Products Ltd.	1,018,581
42,046	Trent Ltd.	1,865,349
	Total India	59,533,707
Indonesia - 0.7%
2,008,700	Adaro Andalan Indonesia PT	942,157
14,364,600	Alamtri Resources Indonesia Tbk PT	1,847,794
11,417,500	Aneka Tambang Tbk	1,870,265
4,022,000	Bank Central Asia Tbk PT	1,283,408
28,969,200	Bank Mandiri Persero Tbk PT	6,606,587
370,000	Indo Tambangraya Megah Tbk PT	457,752
4,405,200	Japfa Comfeed Indonesia Tbk PT	604,260
7,302,700	Telkom Indonesia Persero Tbk PT	1,219,694
	Total Indonesia	14,831,917
Ireland - 1.3%
474,916	AIB Group PLC	5,568,631
168,751	Bank of Ireland Group PLC	3,429,064
36,351	CRH PLC	3,954,625
1,276	DCC PLC	103,164
146,001	Experian PLC	5,065,822
8,011	James Hardie Industries PLC, CDI*	184,057
25,799	Kerry Group PLC, Class A Shares	2,201,676
14,292	Kingspan Group PLC	1,309,199
59,027	Ryanair Holdings PLC	1,728,093
54,901	Ryanair Holdings PLC, ADR	3,336,883
	Total Ireland	26,881,214
Israel - 0.5%
1,281	Airport City Ltd.*	24,564
4,825	Amot Investments Ltd.	32,416
524	Azrieli Group Ltd.	87,036
18,415	Bank Hapoalim BM	473,682
20,709	Bank Leumi Le-Israel BM	525,415

Schedules of Investments
May 31, 2026 (unaudited)

Destinations International Equity Fund (continued)
Shares/Units	Security	Value
COMMON STOCKS - (continued)
Israel - (continued)
40,305	Bezeq The Israeli Telecommunication Corp., Ltd.	$114,508
242	Big Shopping Centers Ltd.	65,900
382	Camtek Ltd.*	67,389
12,417	Check Point Software Technologies Ltd.*	1,676,916
1,074	Clal Insurance Enterprises Holdings Ltd.	107,914
133	Delek Group Ltd.	40,898
78,704	El Al Israel Airlines	375,465
382	Elbit Systems Ltd.	344,114
3,236	Energix-Renewable Energies Ltd.	33,259
1,807	Enlight Renewable Energy Ltd.*	194,702
57	Fattal Holdings 1998 Ltd.*	17,267
207	FIBI Holdings Ltd.	22,792
785	First International Bank Of Israel Ltd.	66,846
194,508	G City Ltd.	880,541
1,772	Harel Insurance Investments & Financial Services Ltd.	112,499
12,202	ICL Group Ltd.	80,490
77	Israel Corp., Ltd.	25,410
17,523	Israel Discount Bank Ltd., Class A Shares	194,611
131	Isrotel Ltd.*	6,777
806	Matrix IT Ltd.	25,432
370	Mega Or Holdings Ltd.	89,571
648	Meitav Investment House Ltd.	39,396
291	Melisron Ltd.	45,883
341	Menora Mivtachim Holdings Ltd.	63,267
7,256	Migdal Insurance & Financial Holdings Ltd.*	49,180
5,872	Mivne Real Estate KD Ltd.	30,058
2,146	Mizrahi Tefahot Bank Ltd.	164,987
959	Next Vision Stabilized Systems Ltd.	102,068
930	Nice Ltd.*	85,847
432	Nova Ltd.*	225,855
2,365	OPC Energy Ltd.*	103,849
3,413	Phoenix Financial Ltd.	226,854
1,620	Shapir Engineering & Industry Ltd.*	26,284
4,585	Shikun & Binui Ltd.*	35,306
2,749	Shufersal Ltd.	47,558
752	Strauss Group Ltd.	32,332
16,183	Teva Pharmaceutical Industries Ltd.*	570,053
6,236	Tower Semiconductor Ltd.*	1,639,877
70,592	ZIM Integrated Shipping Services Ltd.	1,658,206
	Total Israel	10,833,274
Italy - 2.5%
19,177	A2A SpA	50,202
205,144	Azimut Holding SpA(c)	8,306,510
43,546	Banca Mediolanum SpA	1,002,163
28,940	Banca Monte dei Paschi di Siena SpA	311,150
20,550	Banco BPM SpA	321,861
95,402	BPER Banca SpA	1,286,242
388	Brunello Cucinelli SpA	37,194
1,093	Buzzi SpA	59,019
7,868	Danieli & C Officine Meccaniche SpA	456,693
8,315	Davide Campari-Milano NV	54,024
728,813	Enel SpA	8,156,695
26,778	Eni SpA	697,348

Schedules of Investments
May 31, 2026 (unaudited)

Destinations International Equity Fund (continued)
Shares/Units	Security	Value
COMMON STOCKS - (continued)
Italy - (continued)
8,300	Ferrari NV	$2,850,533
9,007	FinecoBank Banca Fineco SpA	219,340
13,776	Generali	620,420
11,766	Hera SpA	52,803
3,467	Infrastrutture Wireless Italiane SpA(a)	26,996
1,183	Interpump Group SpA	49,265
219,173	Intesa Sanpaolo SpA	1,477,784
7,778	Italgas SpA	91,121
5,601	Leonardo SpA	354,744
1,405	Mediobanca Banca di Credito Finanziario SpA	36,200
3,349	Moncler SpA	217,352
4,629	Nexi SpA(a)	18,906
6,281	Pirelli & C SpA(a)	46,104
6,486	Poste Italiane SpA	191,395
9,000	PRADA SpA	42,089
8,570	Prysmian SpA	1,456,406
1,570	Recordati Industria Chimica e Farmaceutica SpA	94,264
408	Reply SpA	48,938
1,741,056	Saipem SpA(c)	8,366,854
3,913	Sesa SpA	442,904
1,355,137	Snam SpA	9,896,622
2,336	Technoprobe SpA*	87,025
245,413	Telecom Italia SpA*	208,714
19,421	Terna - Rete Elettrica Nazionale	222,900
35,751	UniCredit SpA	3,076,958
122,383	Unipol Assicurazioni SpA	3,019,029
	Total Italy	53,954,767
Japan - 13.5%
2,700	77 Bank Ltd.	53,393
1,200	ABC-Mart Inc.	19,845
8,500	Acom Co., Ltd.	24,965
26	Activia Properties Inc.	21,345
38	Advance Residence Investment Corp.	36,745
10,300	Advantest Corp.	1,679,179
36,220	Aeon Co., Ltd.	316,340
2,300	AEON Financial Service Co., Ltd.	21,808
22	AEON REIT Investment Corp.	16,964
2,700	AGC Inc.	117,604
2,100	Air Water Inc.	34,246
6,600	Aisin Corp.	99,822
46,900	Ajinomoto Co., Inc.	1,517,369
69,000	Alfresa Holdings Corp.	965,689
248,400	Alps Alpine Co., Ltd.	3,392,659
4,500	ALSOK Co., Ltd.	31,807
4,300	Amada Co., Ltd.	81,236
1,100	Amano Corp.	24,702
2,400	ANA Holdings Inc.	45,039
800	Aozora Bank Ltd.	13,424
19,446	Asahi Group Holdings Ltd.	186,182
22,800	Asahi Intecc Co., Ltd.	538,697
18,600	Asahi Kasei Corp.	208,491
9,200	Asics Corp.	279,392
24,900	Astellas Pharma Inc.	354,637

Schedules of Investments
May 31, 2026 (unaudited)

Destinations International Equity Fund (continued)
Shares/Units	Security	Value
COMMON STOCKS - (continued)
Japan - (continued)
5,900	Azbil Corp.	$61,593
8,300	Bandai Namco Holdings Inc.	189,385
2,100	BayCurrent Inc.	74,131
1,000	Bic Camera Inc.	11,156
800	BIPROGY Inc.	23,086
2,000	Blue Zones Holdings Co., Ltd.	21,732
15,400	Bridgestone Corp.	332,634
81,500	Brother Industries Ltd.	1,920,691
9,600	Calbee Inc.	175,127
12,200	Canon Inc.	323,766
1,600	Canon Marketing Japan Inc.	35,836
4,600	Capcom Co., Ltd.	87,148
3,300	Casio Computer Co., Ltd.	37,083
12,400	Central Japan Railway Co.	270,876
192,300	Chiba Bank Ltd.	2,804,079
204,300	Chiyoda Corp.*(c)	966,403
10,500	Chubu Electric Power Co., Inc.	192,858
37,900	Chugai Pharmaceutical Co., Ltd.	1,862,220
1,700	Chugin Financial Group Inc.	31,838
177,100	Chugoku Electric Power Co., Inc.	971,741
1,000	Coca-Cola Bottlers Japan Holdings Inc.	22,217
1,700	COMSYS Holdings Corp.	57,960
1,800	Cosmo Energy Holdings Co., Ltd.	42,179
600	Cosmos Pharmaceutical Corp.	22,692
22,000	Credit Saison Co., Ltd.	565,738
6,200	CyberAgent Inc.	50,343
5,100	Dai Nippon Printing Co., Ltd.	88,619
2,300	Daicel Corp.	19,243
1,900	Daido Steel Co., Ltd.	24,747
5,000	Daifuku Co., Ltd.	229,135
49,100	Daiichi Life Group Inc.	504,582
26,200	Daiichi Sankyo Co., Ltd.	443,610
32,200	Daiichikosho Co., Ltd.	329,981
3,900	Daikin Industries Ltd.	563,811
4,100	Daito Trust Construction Co., Ltd.	81,567
8,100	Daiwa House Industry Co., Ltd.	220,262
70	Daiwa House REIT Investment Corp., Class A Shares	53,008
10	Daiwa Office Investment Corp., Class A Shares	19,968
18,800	Daiwa Securities Group Inc.	176,870
38	Daiwa Securities Living Investments Corp., Class A Shares	24,195
25,200	Denso Corp.	301,869
2,500	Dentsu Group Inc.	47,177
1,500	Dentsu Soken Inc.	19,826
2,100	Dexerials Corp.	53,153
21,300	DIC Corp.	645,844
3,800	Disco Corp.	1,559,706
2,200	DMG Mori Co., Ltd.	47,599
800	Dowa Holdings Co., Ltd.	51,640
60,100	East Japan Railway Co.	1,287,359
6,300	Ebara Corp.	224,309
4,100	Eisai Co., Ltd.	102,328
2,400	Electric Power Development Co., Ltd.	60,471
38,000	ENEOS Holdings Inc.	310,970

Schedules of Investments
May 31, 2026 (unaudited)

Destinations International Equity Fund (continued)
Shares/Units	Security	Value
COMMON STOCKS - (continued)
Japan - (continued)
3,300	EXEO Group Inc.	$58,978
27,300	Ezaki Glico Co., Ltd.	933,062
13,200	FANUC Corp.	656,318
2,500	Fast Retailing Co., Ltd.	1,290,995
1,600	Food & Life Cos., Ltd.	109,263
40	Frontier Real Estate Investment Corp.	20,489
1,900	Fuji Electric Co., Ltd.	183,805
900	Fuji Media Holdings Inc.	21,321
400	Fuji Oil Co., Ltd.	8,860
16,500	FUJIFILM Holdings Corp.	344,235
23,100	Fujikura Ltd.	690,274
24,100	Fujitsu Ltd.	514,350
2,700	Fukuoka Financial Group Inc.	111,234
1,000	Furukawa Electric Co., Ltd.	326,116
1,200	Fuyo General Lease Co., Ltd.	31,614
62	GLP J-Reit	52,050
1,200	GMO internet group Inc.	24,805
600	GMO Payment Gateway Inc.	33,000
1,500	Goldwin Inc.	19,847
1,400	GS Yuasa Corp.	57,576
4,500	Gunma Bank Ltd.	63,759
5,100	Hachijuni Nagano Bank Ltd.	74,290
1,900	Hakuhodo DY Holdings Inc.	13,345
3,700	Hamamatsu Photonics KK	66,767
3,200	Hankyu Hanshin Holdings Inc.	94,076
96,200	Hanwa Co., Ltd.	1,143,490
900	Harmonic Drive Systems Inc.	43,987
3,400	Haseko Corp.	57,703
200	Hikari Tsushin Inc.	45,904
4,100	Hirogin Holdings Inc.	51,864
5,810	Hirose Electric Co., Ltd.	1,028,393
1,300	Hitachi Construction Machinery Co., Ltd.	42,445
137,300	Hitachi Ltd.	4,447,226
61,200	Hokkaido Electric Power Co., Inc.(c)	357,815
1,300	Hokuhoku Financial Group Inc.	52,614
52,728	Honda Motor Co., Ltd.	474,931
500	Horiba Ltd.	82,901
1,200	Hoshizaki Corp.	39,666
600	House Foods Group Inc.	12,879
4,700	Hoya Corp.	798,099
7,600	Hulic Co., Ltd.	80,984
3,600	Ibiden Co., Ltd.	518,502
12,000	Idemitsu Kosan Co., Ltd.	105,101
12,600	IHI Corp.	218,960
2,600	Iida Group Holdings Co., Ltd.	34,741
24	Industrial & Infrastructure Fund Investment Corp., Class A Shares	21,118
2,100	INFRONEER Holdings Inc.	32,335
12,000	Inpex Corp.	271,929
1,400	Internet Initiative Japan Inc.	27,282
83	Invincible Investment Corp.	31,949
4,200	Isetan Mitsukoshi Holdings Ltd.	89,085
7,300	Isuzu Motors Ltd.	107,513
600	Ito En Ltd.	11,348

Schedules of Investments
May 31, 2026 (unaudited)

Destinations International Equity Fund (continued)
Shares/Units	Security	Value
COMMON STOCKS - (continued)
Japan - (continued)
89,200	ITOCHU Corp.	$1,084,017
200	Itoham Yonekyu Holdings Inc.	6,167
3,200	Iwatani Corp.	40,489
3,000	Iyogin Holdings Inc.	57,422
3,600	J Front Retailing Co., Ltd.	48,878
1,500	Japan Airlines Co., Ltd.	25,836
1,100	Japan Airport Terminal Co., Ltd.	33,367
14,800	Japan Exchange Group Inc.	181,420
100	Japan Hotel REIT Investment Corp., Class A Shares	48,099
36	Japan Logistics Fund Inc.	20,774
99	Japan Metropolitan Fund Invest	69,934
25,500	Japan Post Bank Co., Ltd.	490,577
23,900	Japan Post Holdings Co., Ltd.	310,260
6,900	Japan Post Insurance Co., Ltd.	61,939
52	Japan Prime Realty Investment Corp.	31,052
86	Japan Real Estate Investment Corp.	61,698
20,796	Japan Steel Works Ltd.	1,001,772
15,600	Japan Tobacco Inc.	603,856
600	Jeol Ltd.	26,764
8,100	JFE Holdings Inc.	86,494
2,600	JGC Holdings Corp.	44,555
500	JMDC Inc.	8,894
3,000	JTEKT Corp.	40,734
200	Justsystems Corp.	5,141
8,000	JX Advanced Metals Corp.	196,839
1,500	Kadokawa Corp.	30,044
17,400	Kaga Electronics Co., Ltd.	484,104
1,500	Kagome Co., Ltd.	24,267
6,100	Kajima Corp.	226,311
1,800	Kakaku.com Inc.	37,764
1,300	Kamigumi Co., Ltd.	38,706
1,600	Kandenko Co., Ltd.	65,717
700	Kaneka Corp.	24,268
13,600	Kansai Electric Power Co., Inc.	199,157
2,500	Kansai Paint Co., Ltd.	38,443
6,400	Kao Corp.	245,678
10,900	Kawasaki Heavy Industries Ltd.	214,351
5,900	Kawasaki Kisen Kaisha Ltd.	93,351
39,400	KDDI Corp.	678,325
46	KDX Realty Investment Corp., Class A Shares	45,903
1,100	Keihan Holdings Co., Ltd.	22,091
2,300	Keikyu Corp.	21,794
10,000	Keio Corp.	46,328
6,900	Keisei Electric Railway Co., Ltd.	47,260
1,600	Kewpie Corp.	40,461
14,000	Keyence Corp.	7,033,524
9,600	Kikkoman Corp.	83,883
1,400	Kinden Corp.	63,022
2,300	Kintetsu Group Holdings Co., Ltd.	51,807
2,600	Kioxia Holdings Corp.*	1,071,805
11,200	Kirin Holdings Co., Ltd.	189,665
800	Kobayashi Pharmaceutical Co., Ltd.	29,384
2,200	Kobe Bussan Co., Ltd.	37,448

Schedules of Investments
May 31, 2026 (unaudited)

Destinations International Equity Fund (continued)
Shares/Units	Security	Value
COMMON STOCKS - (continued)
Japan - (continued)
65,300	Kobe Steel Ltd.	$811,034
2,200	Koei Tecmo Holdings Co., Ltd.	20,451
2,500	Koito Manufacturing Co., Ltd.	43,862
3,400	Kokusai Electric Corp.	174,886
3,100	Kokuyo Co., Ltd.	15,981
207,829	Komatsu Ltd.	8,567,512
1,400	Konami Group Corp.	166,244
102,900	Konica Minolta Inc.	393,300
5,800	Kose Holdings Corp.	203,964
1,300	Kotobuki Spirits Co., Ltd.	17,027
600	Kraftia Corp.	35,079
2,200	K’s Holdings Corp.	28,915
13,300	Kubota Corp.	236,931
3,700	Kuraray Co., Ltd.	38,086
1,500	Kurita Water Industries Ltd.	82,298
1,200	Kusuri no Aoki Holdings Co., Ltd.	26,142
17,800	Kyocera Corp.	388,713
3,800	Kyoto Financial Group Inc.	105,568
2,800	Kyowa Kirin Co., Ltd.	44,045
268,500	Kyushu Electric Power Co., Inc.	2,758,733
5,000	Kyushu Financial Group Inc.	43,312
66,300	Kyushu Railway Co.	1,465,671
23	LaSalle Logiport REIT	21,034
1,100	Lasertec Corp.	276,630
26,100	Lion Corp.	265,375
3,900	Lixil Corp.	41,294
35,300	LY Corp.	92,296
146,700	M3 Inc.	1,311,964
2,400	Mabuchi Motor Co., Ltd.	23,382
1,600	Macnica Holdings Inc.	31,306
3,702	Makita Corp.	127,907
20,900	Marubeni Corp.	681,955
2,200	Marui Group Co., Ltd.	37,694
2,100	Maruichi Steel Tube Ltd.	23,796
100	Maruwa Co., Ltd.	46,645
4,800	MatsukiyoCocokara & Co.	68,431
10,100	Mazda Motor Corp.	72,731
1,100	McDonald’s Holdings Co. Japan Ltd.	53,793
11,500	Mebuki Financial Group Inc.	95,823
55,800	Medipal Holdings Corp.	960,704
3,800	MEIJI Holdings Co., Ltd.	89,913
1,400	Mercari Inc.*	37,234
15,800	Metaplanet Inc.*	28,576
416,204	MINEBEA MITSUMI Inc.	11,902,529
560,230	MISUMI Group Inc.	13,274,068
19,200	Mitsubishi Chemical Group Corp.	138,043
46,700	Mitsubishi Corp.	1,485,019
154,168	Mitsubishi Electric Corp.	6,337,712
15,500	Mitsubishi Estate Co., Ltd.	393,298
2,200	Mitsubishi Gas Chemical Co., Inc.	76,447
12,100	Mitsubishi HC Capital Inc.	98,893
45,600	Mitsubishi Heavy Industries Ltd.	1,089,812
5,100	Mitsubishi Logistics Corp.	48,085

Schedules of Investments
May 31, 2026 (unaudited)

Destinations International Equity Fund (continued)
Shares/Units	Security	Value
COMMON STOCKS - (continued)
Japan - (continued)
1,900	Mitsubishi Materials Corp.	$61,359
638,200	Mitsubishi Motors Corp.(c)	1,488,903
156,600	Mitsubishi UFJ Financial Group Inc.	2,944,901
36,000	Mitsui & Co., Ltd.	1,195,666
4,500	Mitsui Chemicals Inc.	61,649
1,600	Mitsui E&S Co., Ltd.	44,789
27	Mitsui Fudosan Accommodations Fund Inc., Class A Shares	21,337
36,000	Mitsui Fudosan Co., Ltd.	344,999
44	Mitsui Fudosan Logistics Park Inc.	29,811
700	Mitsui Kinzoku Co., Ltd.	226,346
4,400	Mitsui OSK Lines Ltd.	150,302
800	Miura Co., Ltd.	16,189
34,200	Mizuho Financial Group Inc.	1,542,377
700	Modec Inc.	44,041
500	Money Forward Inc.*	13,647
4,000	MonotaRO Co., Ltd.	47,236
28	Mori Hills REIT Investment Corp., Class A Shares	22,768
1,100	Morinaga Milk Industry Co., Ltd.	33,578
17,300	MS&AD Insurance Group Holdings Inc.	465,687
285,450	Murata Manufacturing Co., Ltd.	17,215,725
299,153	Nabtesco Corp.	10,372,779
6,400	Nagase & Co., Ltd.	45,238
3,500	Nagoya Railroad Co., Ltd.	39,518
1,800	NANKAI Co., Ltd.	31,527
17,500	NEC Corp.	451,507
3,900	Nexon Co., Ltd.	54,796
58,800	Nextage Co., Ltd.	1,309,016
3,700	NGK Corp.	146,489
1,400	NH Foods Ltd.	53,755
2,700	NHK Spring Co., Ltd.	60,737
2,100	Nichias Corp.	46,572
2,700	Nichirei Corp.	30,889
13,900	NIDEC Corp.	243,761
1,100	Nifco Inc.	31,127
2,800	Nihon Kohden Corp.	25,366
1,100	Nikkon Holdings Co., Ltd.	40,983
4,400	Nikon Corp.	50,707
14,700	Nintendo Co., Ltd.	658,561
120	Nippon Building Fund Inc.	95,859
1,000	Nippon Electric Glass Co., Ltd.	40,950
2,900	NIPPON EXPRESS HOLDINGS Inc.	95,753
2,400	Nippon Kayaku Co., Ltd.	32,138
13,500	Nippon Paint Holdings Co., Ltd.	89,486
85	Nippon Prologis REIT Inc.	45,527
52,900	Nippon Sanso Holdings Corp.	2,051,843
53,800	Nippon Shinyaku Co., Ltd.	1,419,188
2,400	Nippon Shokubai Co., Ltd.	31,106
69,600	Nippon Steel Corp.	247,471
300	Nippon Television Holdings Inc.	5,347
5,500	Nippon Yusen KK	183,460
2,600	Nipro Corp.	28,035
1,700	Nissan Chemical Corp.	80,091
30,600	Nissan Motor Co., Ltd.*	76,249

Schedules of Investments
May 31, 2026 (unaudited)

Destinations International Equity Fund (continued)
Shares/Units	Security	Value
COMMON STOCKS - (continued)
Japan - (continued)
4,300	Nisshin Seifun Group Inc.	$53,081
64,500	Nissin Foods Holdings Co., Ltd.	1,083,926
2,800	Niterra Co., Ltd.	178,500
87,800	Nitori Holdings Co., Ltd.	1,447,523
96,600	Nitto Denko Corp.	1,811,296
3,200	NOF Corp.	56,124
1,500	NOK Corp.	27,142
42,800	Nomura Holdings Inc.	343,958
7,700	Nomura Real Estate Holdings Inc.	43,891
54	Nomura Real Estate Master Fund Inc.	51,724
6,000	Nomura Research Institute Ltd.	190,639
1,200	NS Solutions Corp.	26,275
23,500	NS United Kaiun Kaisha Ltd.	1,153,973
187,420	NSK Ltd.	1,470,249
381,900	NTT Inc.	359,015
9,600	Obayashi Corp.	195,659
300	OBIC Business Consultants Co., Ltd.	11,554
4,500	Obic Co., Ltd.	113,000
4,800	Odakyu Electric Railway Co., Ltd.	48,739
11,800	Oji Holdings Corp.	57,928
885,285	Olympus Corp.	9,793,177
329,045	Omron Corp.	11,894,786
5,800	Ono Pharmaceutical Co., Ltd.	87,134
1,000	Open House Group Co., Ltd.	54,244
500	Oracle Corp. Japan	27,114
300	Organo Corp.	29,999
15,500	Oriental Land Co., Ltd.	223,427
15,900	ORIX Corp.	617,349
80	Orix JREIT Inc.	48,274
5,100	Osaka Gas Co., Ltd.	171,394
3,500	Otsuka Corp.	63,632
6,200	Otsuka Holdings Co., Ltd.	456,080
200	PALTAC Corp.	8,326
27,100	Pan Pacific International Holdings Corp.	149,202
32,000	Panasonic Holdings Corp.	742,232
1,700	Park24 Co., Ltd.	19,812
428,700	Persol Holdings Co., Ltd.	652,638
1,700	Pola Orbis Holdings Inc.	13,736
3,200	Rakus Co., Ltd.	20,292
18,300	Rakuten Bank Ltd.*	534,249
19,600	Rakuten Group Inc.*	91,623
54,600	Recruit Holdings Co., Ltd.	3,668,723
1,700	Relo Group Inc.	19,650
174,900	Renesas Electronics Corp.	4,930,546
540,700	Resona Holdings Inc.	6,911,746
2,500	Resonac Holdings Corp.	293,064
2,400	Resorttrust Inc.	25,554
6,700	Ricoh Co., Ltd.	61,470
1,600	Rinnai Corp.	34,089
4,900	Rohm Co., Ltd.	168,091
127,800	Rohto Pharmaceutical Co., Ltd.	1,908,512
1,000	Rorze Corp.	24,639
2,200	Round One Corp.	12,476

Schedules of Investments
May 31, 2026 (unaudited)

Destinations International Equity Fund (continued)
Shares/Units	Security	Value
COMMON STOCKS - (continued)
Japan - (continued)
6,800	Ryohin Keikaku Co., Ltd.	$165,804
48,700	Sankyo Co., Ltd.	492,482
600	Sankyu Inc.	33,831
169,700	Sanrio Co., Ltd.	913,897
71,800	Santen Pharmaceutical Co., Ltd.	860,143
2,900	Sanwa Holdings Corp.	66,376
5,500	Sapporo Holdings Ltd.	55,060
2,100	Sawai Group Holdings Co., Ltd.	23,063
8,300	SBI Holdings Inc.	151,824
2,600	SCREEN Holdings Co., Ltd.	181,145
5,500	Secom Co., Ltd.	219,210
2,500	Sega Sammy Holdings Inc.	36,228
2,600	Seibu Holdings Inc.	46,070
55,100	Seiko Epson Corp.	1,011,618
900	Seino Holdings Co., Ltd.	15,392
4,700	Sekisui Chemical Co., Ltd.	67,603
8,800	Sekisui House Ltd.	185,107
1,371	Sekisui House REIT Inc.	705,288
164,700	Seven & i Holdings Co., Ltd.	1,923,787
9,900	Seven Bank Ltd.	16,797
5,500	SG Holdings Co., Ltd.	50,024
3,200	Sharp Corp.*	12,422
3,000	SHIFT Inc.*	13,253
3,200	Shikoku Electric Power Co., Inc.	29,239
85,900	Shimadzu Corp.	2,034,081
2,400	Shimamura Co., Ltd.	49,641
19,800	Shimano Inc.	2,048,983
7,700	Shimizu Corp.	129,442
44,500	Shin-Etsu Chemical Co., Ltd.	2,164,862
10,400	Shionogi & Co., Ltd.	195,641
41,400	Ship Healthcare Holdings Inc.	542,373
6,200	Shiseido Co., Ltd.	108,431
6,600	Shizuoka Financial Group Inc.	118,790
1,600	SHO-BOND Holdings Co., Ltd.	12,792
1,800	SKY Perfect JSAT Corp.	50,450
2,600	Skylark Holdings Co., Ltd.	45,877
800	SMC Corp.	346,550
2,400	Socionext Inc.	39,647
405,400	SoftBank Corp.	548,035
55,800	SoftBank Group Corp.	2,645,534
3,200	Sojitz Corp.	108,318
12,200	Sompo Holdings Inc.	453,747
74,100	Sony Financial Group Inc.	65,163
199,800	Sony Group Corp.	4,308,791
1,100	Sotetsu Holdings Inc.	16,848
4,500	Square Enix Holdings Co., Ltd.	72,254
900	Stanley Electric Co., Ltd.	20,028
7,700	Subaru Corp.	117,218
1,100	Sugi Holdings Co., Ltd.	19,028
4,600	SUMCO Corp.	115,095
700	Sumitomo Bakelite Co., Ltd.	30,280
200,800	Sumitomo Chemical Co., Ltd.	769,464
14,300	Sumitomo Corp.	637,436

Schedules of Investments
May 31, 2026 (unaudited)

Destinations International Equity Fund (continued)
Shares/Units	Security	Value
COMMON STOCKS - (continued)
Japan - (continued)
10,700	Sumitomo Electric Industries Ltd.	$843,270
7,500	Sumitomo Forestry Co., Ltd.	61,483
1,500	Sumitomo Heavy Industries Ltd.	49,197
3,400	Sumitomo Metal Mining Co., Ltd.	193,704
52,000	Sumitomo Mitsui Financial Group Inc.	1,899,648
9,300	Sumitomo Mitsui Trust Group Inc.	319,223
2,500	Sumitomo Pharma Co., Ltd.*	25,387
8,900	Sumitomo Realty & Development Co., Ltd.	207,196
2,200	Sumitomo Rubber Industries Ltd.	28,701
1,400	Sundrug Co., Ltd.	31,888
1,600	Suntory Beverage & Food Ltd.	43,494
30,300	Suzuken Co., Ltd.	1,003,714
24,800	Suzuki Motor Corp.	306,808
7,300	Sysmex Corp.	63,831
6,200	T&D Holdings Inc.	163,348
1,800	Taiheiyo Cement Corp.	51,147
13,000	Taikisha Ltd.	365,264
15,100	Taisei Corp.	1,328,905
800	Taiyo Holdings Co., Ltd.	24,913
1,700	Taiyo Yuden Co., Ltd.	157,815
2,900	Takara Holdings Inc.	40,559
1,300	Takasago Thermal Engineering Co., Ltd.	38,546
3,700	Takashimaya Co., Ltd.	46,202
22,500	Takeda Pharmaceutical Co., Ltd.	720,776
200	TBS Holdings Inc.	7,288
27,000	TDK Corp.	695,312
2,500	Teijin Ltd.	25,927
185,700	Terumo Corp.	2,800,221
1,500	THK Co., Ltd.	71,816
2,500	TIS Inc.	53,237
3,400	Tobu Railway Co., Ltd.	59,397
4,100	Toda Corp.	40,076
1,000	Toei Animation Co., Ltd.	14,857
8,500	Toho Co., Ltd.	65,592
3,600	Toho Gas Co., Ltd.	27,753
145,000	Tohoku Electric Power Co., Inc.	915,195
21,200	Tokai Rika Co., Ltd.	389,618
25,700	Tokio Marine Holdings Inc.	1,135,069
2,000	Tokyo Century Corp.	29,664
20,500	Tokyo Electric Power Co. Holdings Inc.*	72,626
6,300	Tokyo Electron Ltd.	2,122,464
4,800	Tokyo Gas Co., Ltd.	192,003
4,000	Tokyo Metro Co., Ltd.	36,712
1,600	Tokyo Ohka Kogyo Co., Ltd.	110,351
13,700	Tokyo Seimitsu Co., Ltd.	1,491,916
2,700	Tokyo Tatemono Co., Ltd.	55,220
6,500	Tokyu Corp.	65,180
9,500	Tokyu Fudosan Holdings Corp.	78,527
1,300	Tomy Co., Ltd.	25,751
3,300	TOPPAN Holdings Inc.	94,546
20,600	Toray Industries Inc.	154,042
900	Toridoll Holdings Corp.	21,397
3,706	Tosoh Corp.	64,001

Schedules of Investments
May 31, 2026 (unaudited)

Destinations International Equity Fund (continued)
Shares/Units	Security	Value
COMMON STOCKS - (continued)
Japan - (continued)
305,452	TOTO Ltd.	$14,703,788
1,700	Toyo Seikan Group Holdings Ltd.	41,481
55,800	Toyo Suisan Kaisha Ltd.	3,909,757
1,500	Toyo Tire Corp.	35,563
74,400	Toyoda Gosei Co., Ltd.	2,255,247
80,600	Toyota Boshoku Corp.	1,157,175
151,400	Toyota Motor Corp.	2,866,971
9,700	Toyota Tsusho Corp.	422,172
22,700	Transcosmos Inc.	554,244
1,600	Trend Micro Inc.	61,954
1,100	Tsumura & Co.	26,277
2,812	Tsuruha Holdings Inc.	34,793
1,700	UBE Corp.	31,519
700	Ulvac Inc.	41,688
316,200	Unicharm Corp.	1,882,643
43	United Urban Investment Corp.	43,794
4,900	USS Co., Ltd.	54,097
22,000	Valor Holdings Co., Ltd.	472,860
200	Visional Inc.*	9,861
6,800	West Japan Railway Co.	112,205
300	Workman Co., Ltd.	15,033
3,900	Yakult Honsha Co., Ltd.	65,662
294,300	Yamada Holdings Co., Ltd.	1,154,022
2,000	Yamaguchi Financial Group Inc.	34,362
4,500	Yamaha Corp.	32,524
12,600	Yamaha Motor Co., Ltd.	103,722
4,600	Yamato Holdings Co., Ltd.	52,499
500	Yamato Kogyo Co., Ltd.	36,965
2,200	Yamazaki Baking Co., Ltd.	43,343
3,800	Yaskawa Electric Corp.	171,630
3,500	Yokogawa Electric Corp.	110,351
14,300	Yokohama Financial Group Inc.	145,901
1,600	Yokohama Rubber Co., Ltd.	71,981
2,000	Zenkoku Hosho Co., Ltd.	37,272
1,200	Zensho Holdings Co., Ltd.	60,650
49,800	Zeon Corp.	684,115
4,200	ZOZO Inc.	26,118
	Total Japan	287,685,211
Luxembourg - 0.6%
73,334	ArcelorMittal SA	5,100,503
183,446	Aroundtown SA*	542,825
155,262	CVC Capital Partners PLC(a)	2,487,452
1,741	Eurofins Scientific SE	126,500
25,984	Millicom International Cellular SA	2,217,994
434	RTL Group SA	15,972
80,274	Tenaris SA	2,443,339
	Total Luxembourg	12,934,585
Macau - 0.0%
15,600	MGM China Holdings Ltd.	21,410
34,800	Sands China Ltd.	68,124
20,800	Wynn Macau Ltd.	14,969
	Total Macau	104,503

Schedules of Investments
May 31, 2026 (unaudited)

Destinations International Equity Fund (continued)
Shares/Units	Security	Value
COMMON STOCKS - (continued)
Malaysia - 0.1%
3,346,700	Sime Darby Bhd	$1,756,920
Mexico - 0.8%
2,698	Fresnillo PLC	119,236
801,200	Grupo Financiero Banorte SAB de CV, Class O Shares	8,346,570
623,305	Grupo Mexico SAB de CV, Class B Shares	7,703,351
	Total Mexico	16,169,157
Netherlands - 3.6%
208,736	ABN AMRO Bank NV, GDR	8,300,905
2,127	Adyen NV*(a)	2,331,822
18,147	Aegon Ltd.	154,723
23,009	Airbus SE	4,818,775
124,687	Akzo Nobel NV	9,490,844
881	Argenx SE*	736,200
2,120	Argenx SE, ADR*	1,772,299
2,532	ASM International NV	2,651,123
13,215	ASML Holding NV	21,316,991
2,152	ASR Nederland NV	161,366
989	BE Semiconductor Industries NV	327,922
1,698	CTP NV(a)	32,144
30,903	Euronext NV(a)	5,031,500
1,330	EXOR NV	103,808
6,695	Ferrovial NV	458,118
1,742	Heineken Holding NV	125,733
3,999	Heineken NV	312,199
901	IMCD NV	92,812
41,602	ING Groep NV	1,287,931
12,679	Koninklijke Ahold Delhaize NV	534,906
15,430	Koninklijke BAM Groep NV	200,339
54,539	Koninklijke KPN NV	284,106
10,891	Koninklijke Philips NV	288,021
6,584	Magnum Ice Cream Co. NV*	105,975
3,714	NN Group NV	311,131
89,142	Prosus NV*	4,053,945
73,298	QIAGEN NV	2,705,545
1,213	Randstad NV	37,245
318,969	Signify NV(a)	7,745,576
31,640	Stellantis NV*	252,087
13,515	Universal Music Group NV	307,341
18,394	Wolters Kluwer NV	1,309,196
	Total Netherlands	77,642,628
New Zealand - 0.0%
11,489	a2 Milk Co., Ltd.	45,087
25,323	Auckland International Airport Ltd.	125,395
10,423	Contact Energy Ltd.	59,570
8,160	Fisher & Paykel Healthcare Corp., Ltd.	182,322
18,829	Fletcher Building Ltd.*	35,427
12,630	Infratil Ltd.	119,310
1,194	Mainfreight Ltd.	46,288
10,479	Mercury NZ Ltd.	43,607
18,981	Meridian Energy Ltd.	66,704
12,378	Ryman Healthcare Ltd.*	16,736
30,230	Spark New Zealand Ltd.	35,478

Schedules of Investments
May 31, 2026 (unaudited)

Destinations International Equity Fund (continued)
Shares/Units	Security	Value
COMMON STOCKS - (continued)
New Zealand - (continued)
2,138	Xero Ltd.*	$116,122
	Total New Zealand	892,046
Norway - 1.3%
343	Aker ASA, Class A Shares	46,317
361,925	Aker BP ASA	12,958,558
161,474	Aker Solutions ASA	744,157
11,884	DNB Bank ASA	369,596
244,583	Equinor ASA	8,818,617
2,802	Gjensidige Forsikring ASA	77,401
109,471	Hoegh Autoliners ASA	1,622,225
5,838	Kongsberg Gruppen ASA	210,060
6,467	Kongsberg Maritime AS*	40,796
5,994	Mowi ASA	131,952
380,798	MPC Container Ships ASA	996,863
18,389	Norsk Hydro ASA	224,741
229,800	Norwegian Air Shuttle ASA	412,539
8,859	Orkla ASA	93,462
984	Salmar ASA	61,155
8,634	Telenor ASA	140,933
10,647	Var Energi ASA	52,164
2,174	Vend Marketplaces ASA, Class B Shares	57,883
61,220	Wallenius Wilhelmsen ASA, Class B Shares	785,986
2,466	Yara International ASA	134,103
	Total Norway	27,979,508
Peru - 0.1%
5,926	Credicorp Ltd.	2,030,425
Philippines - 0.1%
584,786	BDO Unibank Inc.	1,084,513
49,710	SM Investments Corp.	463,661
	Total Philippines	1,548,174
Poland - 0.1%
11,883	Allegro.eu SA*(a)	113,208
2,423	Bank Polska Kasa Opieki SA*	161,695
7,380	Dino Polska SA*(a)	62,374
574	Erste Bank Polska SA	97,156
3,502	InPost SA*	62,741
1,912	KGHM Polska Miedz SA*	180,494
19	LPP SA	118,287
198	mBank SA*	69,911
8,070	ORLEN SA	315,222
12,589	Powszechna Kasa Oszczednosci Bank Polski SA	357,498
7,853	Powszechny Zaklad Ubezpieczen SA	139,435
	Total Poland	1,678,021
Portugal - 0.1%
124,762	Banco Comercial Portugues SA, Class R Shares	140,854
43,449	EDP SA	220,825
63,194	Galp Energia SGPS SA	1,377,167
4,073	Jeronimo Martins SGPS SA	86,271
137,199	NOS SGPS SA	841,180
	Total Portugal	2,666,297
Russia - 0.0%
4,413	Novatek PJSC, Class Registered Shares, GDR*@(b)(e)	88
1,187	Novatek PJSC, GDR*@(b)(e)	24

Schedules of Investments
May 31, 2026 (unaudited)

Destinations International Equity Fund (continued)
Shares/Units	Security	Value
COMMON STOCKS - (continued)
Russia - (continued)
978,392	Sberbank of Russia PJSC*@(b)(e)	$797
	Total Russia	909
Saudi Arabia - 0.2%
36,721	Rasan Information Technology Co.*	1,477,788
236,960	Saudi National Bank	2,498,068
	Total Saudi Arabia	3,975,856
Singapore - 0.5%
4,400	ASMPT Ltd.	109,398
1,900	BOC Aviation Ltd.(a)	18,608
59,270	BW LPG Ltd.	1,164,356
55,512	CapitaLand Ascendas REIT	108,793
32,300	CapitaLand Ascott Trust	22,641
86,590	CapitaLand Integrated Commercial Trust	153,897
34,200	CapitaLand Investment Ltd.	68,108
6,000	City Developments Ltd.	40,363
20,200	ComfortDelGro Corp., Ltd.	20,406
28,610	DBS Group Holdings Ltd.	1,409,095
41,400	Frasers Logistics & Commercial Trust	32,450
93,700	Genting Singapore Ltd.	44,034
94,618	Hafnia Ltd.	728,852
1,100	Jardine Cycle & Carriage Ltd.	25,501
19,042	JOYY Inc., ADR	1,284,002
276	Kenon Holdings Ltd.	24,996
23,789	Keppel DC REIT	43,074
21,100	Keppel Ltd.	177,648
61,876	Keppel REIT	41,951
23,500	Mapletree Industrial Trust	35,707
51,500	Mapletree Logistics Trust	48,442
40,200	Mapletree Pan Asia Commercial Trust	40,334
48,500	NETLINK NBN TRUST	37,817
3,500	Olam Group Ltd.	3,430
46,000	Oversea-Chinese Banking Corp., Ltd.	843,872
14,400	SATS Ltd.	43,470
26,449	Sea Ltd., ADR*	2,394,428
23,665	Seatrium Ltd.	39,333
11,800	Sembcorp Industries Ltd.	59,045
23,000	Singapore Airlines Ltd.	122,084
11,800	Singapore Exchange Ltd.	202,101
21,700	Singapore Technologies Engineering Ltd.	193,670
100,400	Singapore Telecommunications Ltd.	340,670
37,700	Suntec Real Estate Investment Trust	43,439
17,167	United Overseas Bank Ltd.	506,116
6,200	UOL Group Ltd.	49,326
4,500	Venture Corp., Ltd.	63,471
27,300	Wilmar International Ltd.	76,843
1,497,000	Yangzijiang Financial Holding Ltd.*	281,243
42,300	Yangzijiang Maritime Development Ltd.	20,566
	Total Singapore	10,963,580
South Africa - 0.3%
100,343	Absa Group Ltd.	1,464,248
274,955	FirstRand Ltd.	1,562,416
213,524	Investec PLC	1,876,327
780,874	Life Healthcare Group Holdings Ltd.	515,074

Schedules of Investments
May 31, 2026 (unaudited)

Destinations International Equity Fund (continued)
Shares/Units	Security	Value
COMMON STOCKS - (continued)
South Africa - (continued)
13,306	Naspers Ltd., Class N Shares	$693,469
338,173	Telkom SA SOC Ltd.	1,294,948
	Total South Africa	7,406,482
South Korea - 6.4%
667	ABLBio Inc.*	49,436
582	Alteogen Inc.	142,282
466	Amorepacific Corp.	35,541
312	APR Corp.	81,745
5,477	BGF retail Co., Ltd.	450,909
2,556	BNK Financial Group Inc.	28,495
2,071	Celltrion Inc.*	265,028
473	Celltrion Pharm Inc.	14,946
1,556	Cheil Worldwide Inc.	19,035
192	CJ CheilJedang Corp.	25,705
184	CJ Corp.	19,713
14,224	CJ Logistics Corp.	807,064
607	Coway Co., Ltd.	36,196
12,325	D’Alba Global Co., Ltd.	1,610,506
736	DB Insurance Co., Ltd.	69,799
21,317	DL E&C Co., Ltd.	1,082,129
928	Doosan Bobcat Inc.	39,838
99	Doosan Co., Ltd.	129,225
38,489	Doosan Enerbility Co., Ltd.*	2,697,769
689	Ecopro BM Co., Ltd.	99,262
1,390	Ecopro Co., Ltd.*	128,313
211	Ecopro Materials Co., Ltd.	8,715
380	E-MART Inc.	21,670
246	F&F Co., Ltd.	11,879
611	GS Engineering & Construction Corp.	12,330
42,762	GS Holdings Corp.	2,054,524
1,045	GS Retail Co., Ltd.	17,681
3,916	Hana Financial Group Inc.	298,946
262	Hanjin Kal Corp.	19,142
901	Hankook Tire & Technology Co., Ltd.	39,919
59	Hanmi Pharm Co., Ltd.	19,183
157	Hanmi Science Co., Ltd.*	3,302
556	Hanmi Semiconductor Co., Ltd.	103,752
4,079	Hanon Systems*	15,190
481	Hanwha Aerospace Co., Ltd.	374,134
26,642	Hanwha Corp.	2,363,196
303	Hanwha Corp. (Non-Voting)	9,570
1,744	Hanwha Life Insurance Co., Ltd.*	5,632
1,761	Hanwha Ocean Co., Ltd.*	144,070
1,609	Hanwha Solutions Corp.*	44,619
14,476	Hanwha Systems Co., Ltd.	1,007,219
417	Hanwha Vision Co., Ltd.*	18,676
593	HD Hyundai Co., Ltd.	109,053
326	HD Hyundai Electric Co., Ltd.	227,307
1,791	HD Hyundai Heavy Industries Co., Ltd.	827,027
213	HD Hyundai Marine Solution Co., Ltd.	31,666
3,999	HD Korea Shipbuilding & Offshore Engineering Co., Ltd.	1,122,382
661	HL Mando Co., Ltd.	27,241
1,750	HLB Inc.*	58,906

Schedules of Investments
May 31, 2026 (unaudited)

Destinations International Equity Fund (continued)
Shares/Units	Security	Value
COMMON STOCKS - (continued)
South Korea - (continued)
3,191	HMM Co., Ltd.	$41,383
520	Hotel Shilla Co., Ltd.*	19,004
65,630	HPSP Co., Ltd.	2,112,408
325	HYBE Co., Ltd.	47,358
71	Hyosung Heavy Industries Corp.	173,224
112	Hyundai Autoever Corp.	69,251
1,084	Hyundai Engineering & Construction Co., Ltd.	105,790
14,831	Hyundai Glovis Co., Ltd.	2,386,562
966	Hyundai Marine & Fire Insurance Co., Ltd.*	22,114
813	Hyundai Mobis Co., Ltd.	414,303
1,932	Hyundai Motor Co.	927,343
767	Hyundai Motor Co. (Non-Voting)	138,439
992	Hyundai Rotem Co., Ltd.	131,872
1,000	Hyundai Steel Co.	26,635
24,450	iM Financial Group Co., Ltd.	280,853
3,442	Industrial Bank of Korea	46,073
24,052	ISC Co., Ltd.	3,233,893
895	IsuPetasys Co., Ltd.	76,545
4,183	Kakao Corp.	116,427
3,172	KakaoBank Corp.	47,135
554	Kakaopay Corp.*	17,118
5,063	KB Financial Group Inc.	506,050
54	KCC Corp.	19,708
190	KEPCO Plant Service & Engineering Co., Ltd.	6,428
3,296	Kia Corp.	370,034
15,167	Korea Aerospace Industries Ltd.	1,693,301
3,960	Korea Electric Power Corp.	102,222
280	Korea Gas Corp.	6,589
631	Korea Investment Holdings Co., Ltd.	99,189
62	Korea Zinc Co., Ltd.	56,376
2,382	Korean Air Lines Co., Ltd.	42,263
27,114	Korean Reinsurance Co.	231,112
365	Krafton Inc.*	62,336
1,426	KT&G Corp.	174,643
176	Kumho Petrochemical Co., Ltd.	15,447
117,312	Kumho Tire Co., Inc.*	365,179
348	L&F Co., Ltd.*	38,875
732	LG Chem Ltd.	178,282
574	LG CNS Co., Ltd.	43,337
1,152	LG Corp.	111,923
3,336	LG Display Co., Ltd.*	35,502
1,566	LG Electronics Inc.	304,453
607	LG Energy Solution Ltd.*	184,212
212	LG H&H Co., Ltd.	34,800
4,550	LG Innotek Co., Ltd.	4,393,286
3,143	LG Uplus Corp.	33,607
193	LIG Defense & Aerospace Co., Ltd.	102,400
460	Lotte Chemical Corp.	24,600
78	Lotte Shopping Co., Ltd.	7,630
244	LS Corp.	72,075
1,097	LS Electric Co., Ltd.	175,436
50,541	LX INTERNATIONAL Corp.	1,406,064
880	Meritz Financial Group Inc.*	60,059

Schedules of Investments
May 31, 2026 (unaudited)

Destinations International Equity Fund (continued)
Shares/Units	Security	Value
COMMON STOCKS - (continued)
South Korea - (continued)
3,015	Mirae Asset Securities Co., Ltd.	$122,557
1,258	Mirae Asset Securities Co., Ltd. (Non-Voting)	12,985
267	Misto Holdings Corp.	6,627
2,133	NAVER Corp.	331,149
153	NC Corp.	29,342
451	Netmarble Corp.(a)	12,700
1,715	NH Investment & Securities Co., Ltd.	34,307
66	NongShim Co., Ltd.	16,833
276	Orion Corp.	23,706
5,618	Pan Ocean Co., Ltd.	20,471
3,114	Park Systems Corp.	568,079
607	Pearl Abyss Corp.*	17,575
1,105	Posco DX Co., Ltd.	23,798
481	POSCO Future M Co., Ltd.	78,354
1,060	POSCO Holdings Inc.	297,946
744	Posco International Corp.	31,479
135	Rainbow Robotics*	62,917
478	S-1 Corp.	21,669
1,035	Samsung Biologics Co., Ltd.*(a)	935,829
1,170	Samsung C&T Corp.	335,110
188	Samsung Card Co., Ltd.	5,750
49,407	Samsung E&A Co., Ltd.	1,734,139
785	Samsung Electro-Mechanics Co., Ltd.	1,114,543
214,723	Samsung Electronics Co., Ltd.	45,197,748
11,463	Samsung Electronics Co., Ltd. (Non-Voting)	1,534,516
106	Samsung Episholdings Co., Ltd.*	33,980
5,939	Samsung Fire & Marine Insurance Co., Ltd.	2,239,324
9,165	Samsung Heavy Industries Co., Ltd.*	169,997
1,123	Samsung Life Insurance Co., Ltd.	288,940
877	Samsung SDI Co., Ltd.*	399,694
508	Samsung SDS Co., Ltd.	100,641
8,506	Samsung Securities Co., Ltd.	676,140
60	Samyang Foods Co., Ltd.	47,954
6,248	Shinhan Financial Group Co., Ltd.	387,552
481	SK Biopharmaceuticals Co., Ltd.*	28,621
416	SK Bioscience Co., Ltd.*	11,283
24,095	SK hynix Inc.	37,557,693
390	SK IE Technology Co., Ltd.*(a)	4,989
514	SK Inc.	230,003
1,065	SK Innovation Co., Ltd.*	83,972
3,185	SK Square Co., Ltd.*	2,598,624
298	SKC Co., Ltd.*	27,545
561	S-Oil Corp.	39,877
9,514	Woori Financial Group Inc.	187,253
8,210	Youngone Corp.	432,628
644	Yuhan Corp.	36,275
	Total South Korea	136,374,129
Spain - 1.3%
324	Acciona SA	92,788
2,538	ACS Actividades de Construccion y Servicios SA	365,894
9,560	Aena SME SA(a)	276,794
56,479	Amadeus IT Group SA	3,607,083
80,801	Banco Bilbao Vizcaya Argentaria SA	1,891,057

Schedules of Investments
May 31, 2026 (unaudited)

Destinations International Equity Fund (continued)
Shares/Units	Security	Value
COMMON STOCKS - (continued)
Spain - (continued)
72,385	Banco de Sabadell SA	$243,689
208,673	Banco Santander SA	2,614,977
8,904	Bankinter SA	149,573
431,303	CaixaBank SA	5,808,521
8,044	Cellnex Telecom SA(a)	269,690
23	Corp. ACCIONA Energias Renovables SA	618
3,914	EDP Renewables SA(c)	64,687
45	EDP Renewables SA*(b)(e)	744
386,626	Enagas SA	7,673,975
4,749	Endesa SA	198,182
4,553	Grifols SA	49,112
4,065	Grifols SA, Class B Shares	32,608
93,578	Iberdrola SA	2,124,090
1,376	Indra Sistemas SA	91,260
15,736	Industria de Diseno Textil SA	977,538
13,582	Mapfre SA	63,515
6,070	Merlin Properties Socimi SA	106,683
6,881	Naturgy Energy Group SA	229,073
5,408	Redeia Corp. SA(c)	92,896
15,223	Repsol SA	392,633
58,326	Telefonica SA	267,824
	Total Spain	27,685,504
Sweden - 2.2%
2,344	AAK AB	63,003
3,335	AddTech AB, Class B Shares	118,913
3,889	Alfa Laval AB	218,670
25,501	Ambea AB	414,624
185,528	Assa Abloy AB, Class B Shares	6,662,710
37,133	Atlas Copco AB, Class A Shares	707,731
20,154	Atlas Copco AB, Class B Shares	342,463
1,634	Axfood AB	46,662
6,978	Beijer Ref AB, Class B Shares(c)	97,222
178,210	Boliden AB	11,102,283
4,563	Castellum AB	61,839
848,858	Elekta AB, Class B Shares	4,935,289
7,830	Epiroc AB, Class A Shares	231,108
6,384	Epiroc AB, Class B Shares	163,356
7,649	EQT AB(c)	263,821
71,480	Essity AB, Class B Shares	2,006,519
1,907	Evolution AB*(a)	143,084
9,511	Fastighets AB Balder, Class B Shares*	54,475
258,763	Getinge AB, Class B Shares	5,318,771
6,723	H & M Hennes & Mauritz AB, Class B Shares	119,226
29,933	Hexagon AB, Class B Shares	276,780
731	Holmen AB, Class B Shares	24,318
1,650	Industrivarden AB, Class A Shares	93,773
2,211	Industrivarden AB, Class C Shares	121,156
4,024	Indutrade AB	84,292
1,507	Investment AB Latour, Class B Shares	32,553
6,240	Investor AB, Class A Shares	253,511
25,835	Investor AB, Class B Shares	1,064,822
984	L E Lundbergforetagen AB, Class B Shares	58,057
2,872	Lifco AB, Class B Shares	92,459

Schedules of Investments
May 31, 2026 (unaudited)

Destinations International Equity Fund (continued)
Shares/Units	Security	Value
COMMON STOCKS - (continued)
Sweden - (continued)
3,492	Loomis AB, Class B Shares	$172,488
20,209	Nibe Industrier AB, Class B Shares	79,261
5,093	Saab AB, Class B Shares	315,355
3,642	Sagax AB, Class B Shares	65,692
38,682	Sandvik AB	1,577,392
6,419	Securitas AB, Class B Shares	106,918
21,281	Skandinaviska Enskilda Banken AB, Class A Shares	424,970
32	Skandinaviska Enskilda Banken AB, Class C Shares	657
4,995	Skanska AB, Class B Shares	135,819
4,956	SKF AB, Class B Shares	130,306
5,586	Spotify Technology SA*	2,780,041
4,601	SSAB AB, Class A Shares	47,449
7,398	SSAB AB, Class B Shares	76,209
180,123	Svenska Cellulosa AB SCA, Class B Shares	1,981,358
21,914	Svenska Handelsbanken AB, Class A Shares	323,170
3,604	Sweco AB, Class B Shares	52,699
11,540	Swedbank AB, Class A Shares	425,855
2,616	Swedish Orphan Biovitrum AB*	125,297
7,477	Tele2 AB, Class B Shares	140,357
38,961	Telefonaktiebolaget LM Ericsson, Class B Shares	506,693
33,172	Telia Co. AB	177,758
2,653	Trelleborg AB, Class B Shares	115,852
2,667	Volvo AB, Class A Shares	93,589
22,289	Volvo AB, Class B Shares	785,293
5,377	Volvo Car AB, Class B Shares*(c)	13,986
	Total Sweden	45,827,954
Switzerland - 4.3%
22,209	ABB Ltd., Class Registered Shares	2,365,557
37,673	Alcon AG	2,513,864
183,511	Amcor PLC	7,123,897
6,983	Amrize Ltd.	376,740
1,453	Avolta AG*	92,070
391	Bachem Holding AG, Class B Shares	38,349
450	Banque Cantonale Vaudoise, Class Registered Shares	67,756
51	Barry Callebaut AG, Class Registered Shares	78,353
136	Belimo Holding AG, Class Registered Shares	143,802
295	BKW AG	55,941
80	Chocoladefabriken Lindt & Spruengli AG	953,796
2	Chocoladefabriken Lindt & Spruengli AG, Class Registered Shares	244,717
2,925	Coca-Cola HBC AG*	167,213
30,028	Compania Financiere Richemont SA, Class Registered Shares	6,471,467
2,574	DSM-Firmenich AG	216,598
106	EMS-Chemie Holding AG, Class Registered Shares	96,877
280	Flughafen Zurich AG, Class Registered Shares	84,748
2,612	Galderma Group AG*	555,633
475	Geberit AG, Class Registered Shares	312,306
1,268	Georg Fischer AG, Class Registered Shares	70,498
107	Givaudan SA, Class Registered Shares	399,057
893,484	Glencore PLC*	6,802,450
1,074	Helvetia Baloise Holding AG	279,272
6,920	Holcim AG*	685,777
166,875	Julius Baer Group Ltd.	13,687,854
682	Kuehne + Nagel International AG, Class Registered Shares	157,596

Schedules of Investments
May 31, 2026 (unaudited)

Destinations International Equity Fund (continued)
Shares/Units	Security	Value
COMMON STOCKS - (continued)
Switzerland - (continued)
2,161	Logitech International SA, Class Registered Shares	$262,757
973	Lonza Group AG, Class Registered Shares	621,559
36,702	Nestle SA, Class Registered Shares	3,724,296
18,875	Novartis AG, ADR	2,834,459
8,505	Novartis AG, Class Registered Shares	1,278,395
315	Partners Group Holding AG	332,686
673	PSP Swiss Property AG, Class Registered Shares	128,195
413	Roche Holding AG	178,044
22,480	Roche Holding AG (Non-Voting)	9,464,265
63,463	Sandoz Group AG	5,331,422
4,924	Schindler Holding AG	1,661,203
292	Schindler Holding AG, Class Registered Shares	95,714
2,280	SGS SA, Class Registered Shares	258,777
4,817	SIG Group AG*	74,519
13,542	Sika AG, Class Registered Shares	2,657,819
9,722	Sonova Holding AG, Class Registered Shares	2,571,189
9,162	STMicroelectronics NV	634,242
1,547	Straumann Holding AG, Class Registered Shares	186,854
447	Swatch Group AG	123,579
150	Swatch Group AG, Class Registered Shares	8,157
405	Swiss Life Holding AG, Class Registered Shares	440,155
1,177	Swiss Prime Site AG, Class Registered Shares	197,384
4,188	Swiss Re AG	627,637
355	Swisscom AG, Class Registered Shares	303,728
1,400	Swissquote Group Holding SA, Class Registered Shares	71,031
819	Temenos AG, Class Registered Shares	70,859
223,929	UBS Group AG, Class Registered Shares	10,619,718
375	VAT Group AG(a)	293,218
168	VZ Holding AG	31,987
2,130	Zurich Insurance Group AG	1,513,245
	Total Switzerland	90,639,281
Taiwan - 5.0%
15,000	Accton Technology Corp.	1,162,590
123,000	Arcadyan Technology Corp.	730,440
4,834	ASPEED Technology Inc.	2,906,849
41,310	Chroma ATE Inc.	3,321,347
84,182	Delta Electronics Inc.	6,458,489
198,861	E Ink Holdings Inc.	1,394,929
21,827	eMemory Technology Inc.	2,338,656
611,000	Everlight Electronics Co., Ltd.	1,211,553
18,000	FIT Hon Teng Ltd.*(a)	20,480
96,000	Fitipower Integrated Technology Inc.	525,067
260,000	Hon Hai Precision Industry Co., Ltd.	2,397,900
110,000	ITE Technology Inc.	536,651
87,000	Primax Electronics Ltd.	204,048
209,000	Simplo Technology Co., Ltd.	2,620,982
246,000	Synnex Technology International Corp.	670,231
197,000	T3EX Global Holdings Corp.	423,618
918,306	Taiwan Semiconductor Manufacturing Co., Ltd.	68,941,673
1,416	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	592,525
347,000	Tung Ho Steel Enterprise Corp.	745,791
228,000	Wah Lee Industrial Corp.	1,002,886
441,000	Winbond Electronics Corp.	2,192,729

Schedules of Investments
May 31, 2026 (unaudited)

Destinations International Equity Fund (continued)
Shares/Units	Security	Value
COMMON STOCKS - (continued)
Taiwan - (continued)
211,000	WNC Corp.	$2,122,049
904,000	WPG Holdings Ltd.	3,362,882
136,000	WT Microelectronics Co., Ltd.	1,255,195
	Total Taiwan	107,139,560
Thailand - 0.2%
1,469,000	Regional Container Lines PCL(b)	1,422,050
76,800	Thai Beverage PCL	27,063
1,852,200	Thai Oil PCL(b)	2,632,583
2,479,100	True Corp. PCL, NVDR	1,049,220
	Total Thailand	5,130,916
Turkey - 0.0%
244,525	Torunlar Gayrimenkul Yatirim Ortakligi AS	476,682
United Arab Emirates - 0.0%
1,138,144	Dubai Residential REIT	382,391
United Kingdom - 8.7%
40,395	3i Group PLC	1,237,608
3,730	Admiral Group PLC	165,252
12,052	Airtel Africa PLC(a)	57,207
49,130	Anglo American PLC	2,619,317
3,849	Associated British Foods PLC	94,447
48,531	AstraZeneca PLC	9,017,493
10,592	Auto Trader Group PLC(a)	62,980
42,691	Aviva PLC	352,408
42,695	BAE Systems PLC	1,163,033
1,784,027	Barclays PLC	10,921,778
16,780	Barratt Redrow PLC	59,372
8,685	Beazley PLC	149,735
1,417	Berkeley Group Holdings PLC*	65,709
223,458	BP PLC	1,561,002
281,026	Bridgepoint Group PLC	1,021,850
29,992	British American Tobacco PLC	1,850,976
14,378	British Land Co. PLC	78,402
79,200	BT Group PLC, Class A Shares	222,717
4,274	Bunzl PLC	135,229
5,012	Burberry Group PLC*	79,517
3,142,400	Centrica PLC	7,935,955
127,076	Ceres Power Holdings PLC*	1,445,183
504,063	Chemring Group PLC	3,726,877
645,181	CNH Industrial NV	6,587,298
3,044	Coca-Cola Europacific Partners PLC	277,069
24,177	Compass Group PLC	777,748
19,216	Computacenter PLC	1,150,800
29,757	Convatec Group PLC(a)	81,030
18,004	Croda International PLC	737,311
538,153	Currys PLC	1,089,617
154,597	Diageo PLC	3,190,258
1,812	Diploma PLC	170,574
110,527	Drax Group PLC	1,174,762
2,796	Endeavour Mining PLC	172,186
9,845	Entain PLC	70,727
214,231	Firstgroup PLC	493,953
56,939	GSK PLC	1,441,981
1,320,355	Haleon PLC	5,973,227

Schedules of Investments
May 31, 2026 (unaudited)

Destinations International Equity Fund (continued)
Shares/Units	Security	Value
COMMON STOCKS - (continued)
United Kingdom - (continued)
5,488	Halma PLC	$345,946
6,981	Howden Joinery Group PLC	72,169
244,804	HSBC Holdings PLC	4,580,723
3,689	ICG PLC	92,692
112,307	IMI PLC	4,205,320
10,539	Imperial Brands PLC	383,812
17,789	Informa PLC	194,221
2,065	InterContinental Hotels Group PLC	318,027
30,021	International Consolidated Airlines Group SA	173,688
2,252	Intertek Group PLC	161,343
23,182	J Sainsbury PLC	92,243
38,702	JD Sports Fashion PLC	43,891
113,096	JET2 PLC	1,808,520
53,420	Keller Group PLC	1,703,603
24,520	Kingfisher PLC	94,341
10,626	Land Securities Group PLC	89,956
2,568,950	Legal & General Group PLC	9,341,302
2,857,819	Lloyds Banking Group PLC	3,883,966
105,020	London Stock Exchange Group PLC	12,731,413
2,440,240	LondonMetric Property PLC	6,231,788
1,845,796	M&G PLC	7,850,606
28,397	Marks & Spencer Group PLC	136,107
17,482	Melrose Industries PLC	110,701
6,459	Mondi PLC	65,572
70,447	National Grid PLC(c)	1,140,152
869,441	NatWest Group PLC	6,948,418
1,696	Next PLC	301,844
309,651	Patisserie Holdings PLC*(b)(e)	4,170
9,047	Pearson PLC	134,970
3,980	Persimmon PLC	59,627
807,006	QinetiQ Group PLC	5,472,195
36,248	Reckitt Benckiser Group PLC	2,232,508
117,133	RELX PLC	3,844,352
37,150	Rentokil Initial PLC	223,930
11,905	Rightmove PLC	67,272
14,742	Rio Tinto PLC	1,580,903
228,709	Rolls-Royce Holdings PLC	4,114,661
14,044	Sage Group PLC	159,279
11,161	Schroders PLC	87,784
18,805	Segro PLC	182,846
3,608	Severn Trent PLC	143,560
81,124	Shell PLC	3,413,424
193,965	Smith & Nephew PLC	2,886,494
4,708	Smiths Group PLC	156,135
14,977	Spirax Group PLC	1,404,795
17,137	SSE PLC	537,982
422,371	St James’s Place PLC	6,877,418
352,232	Standard Chartered PLC	9,449,793
11,102	Standard Life PLC	115,956
55,156	Taylor Wimpey PLC	59,225
88,164	Tesco PLC	509,260
85,595	Unilever PLC	4,843,340
10,932	United Utilities Group PLC	197,925

Schedules of Investments
May 31, 2026 (unaudited)

Destinations International Equity Fund (continued)
Shares/Units	Security	Value
COMMON STOCKS - (continued)
United Kingdom - (continued)
4,381	Verisure PLC*	$58,375
259,183	Vodafone Group PLC	388,766
3,529	Weir Group PLC	116,170
2,119	Whitbread PLC	66,972
13,609	Willis Towers Watson PLC	3,397,759
9,921	Wise Group PLC, Class A Shares*	124,529
12,330	YuLife Holdings Ltd., Private Placement, Class C Shares*@(b)(e)	104,120
2,767	Zegona Communications PLC	68,840
195,256	Zigup PLC	1,232,917
	Total United Kingdom	184,833,204
United States - 1.2%
26,823	Agilent Technologies Inc.	3,635,321
4,446	BeOne Medicines Ltd., ADR*	1,280,092
1,716	Broadcom Inc.	766,657
5,457	Brookfield Asset Management Ltd., Class A Shares	263,906
572	Canva Inc., Private Placement*@(b)(e)	855,952
122,760	Codere Online Luxembourg SA Private Shares*(b)	1,151,489
9,601	Coupang Inc., Class A Shares*	159,377
13,870	GQG Partners Inc., CDI	14,395
1,092	Light & Wonder Inc., CDI*	91,742
1,215	Mastercard Inc., Class A Shares	600,186
27,000	Nexteer Automotive Group Ltd.	16,896
9,085	Philip Morris International Inc.	1,611,497
2,700	RB Global Inc.	287,213
4,821	Restaurant Brands International Inc.	360,666
20,700	Samsonite Group SA(a)	38,370
202,501	Sensata Technologies Holding PLC	10,001,524
5,868	Sunbelt Rentals Holdings Inc.	461,080
7,813	Waters Corp.*	2,996,833
	Total United States	24,593,196
Uruguay - 0.2%
1,937	MercadoLibre Inc.*	3,284,474
Vietnam - 0.1%
722,260	Asia Commercial Bank JSC*	684,056
677,120	Hoa Phat Group JSC	616,870
529,200	Military Commercial Joint Stock Bank	502,161
	Total Vietnam	1,803,087
	TOTAL COMMON STOCKS
	(Cost - $1,177,888,781)	1,814,620,892
EXCHANGE TRADED FUNDS (ETFs) - 9.3%
United States - 9.3%
460,488	Avantis Emerging Markets Equity	44,639,707
663,765	iShares Core MSCI Emerging Markets	55,404,465
422,279	iShares Global Tech	60,719,497
489,797	iShares MSCI EAFE Value	38,517,636
	Total United States	199,281,305
	TOTAL EXCHANGE TRADED FUNDS (ETFs)
	(Cost - $167,728,210)	199,281,305
PREFERRED STOCKS - 0.4%
Germany - 0.4%
142,277	Dr Ing hc F Porsche AG*	7,783,857

Schedules of Investments
May 31, 2026 (unaudited)

Destinations International Equity Fund (continued)
Shares/Units		Security	Value
PREFERRED STOCKS - (continued)
United States - 0.0%
31		Canva Inc., Series A, Private Placement*@(b)(e)	$46,389
1		Canva Inc., Series A-3, Private Placement*@(b)(e)	1,496
		Total United States	47,885
		TOTAL PREFERRED STOCKS
		(Cost - $7,282,594)	7,831,742
WARRANTS - 0.0%
Canada - 0.0%
2,323		Constellation Software Inc.*(b)(e)	–
United States - 0.0%
915		Codere Online Luxembourg SA*	613
		TOTAL WARRANTS
		(Cost - $0)	613
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
		(Cost - $1,352,899,585)	2,021,734,552
Face Amount†
SHORT-TERM INVESTMENTS - 1.9%
TIME DEPOSITS - 1.5%
1,468,923	HKD	ANZ National Bank – Hong Kong, 0.810% due 6/1/26	187,437
436,365	CHF	BNP Paribas SA – Paris, (0.460)% due 6/1/26	559,120
		Brown Brothers Harriman – Grand Cayman:
3	DKK	0.630% due 6/1/26	1
1	EUR	0.860% due 6/1/26	1
288,608	CAD	1.120% due 6/1/26	209,318
300,356	AUD	2.930% due 6/1/26	215,866
3,029,176	NOK	2.970% due 6/1/26	327,657
23,893	NZD	0.760% due 6/2/26	14,309
		Citibank – London:
4,773,206	EUR	0.860% due 6/1/26	5,567,468
989,673	GBP	2.670% due 6/1/26	1,332,892
19,145,415		Citibank - New York, 2.970% due 6/1/26	19,145,415
126,318	SGD	Hong Kong & Shanghai Bank – Singapore, 0.300% due 6/2/26	98,980
549,666		JPMorgan Chase & Co. - New York, 2.970% due 6/1/26	549,666
		Skandinaviska Enskilda Banken AB - Stockholm:
4,122,347	SEK	0.590% due 6/1/26	446,530
566,374	DKK	0.630% due 6/1/26	88,392
30,466	ZAR	Standard Chartered PLC - Johannesburg, 4.020% due 6/1/26	1,878
		Sumitomo Mitsui Banking Corp. – Tokyo:
60,619,900	JPY	0.190% due 6/1/26	380,623
2,986,546		2.970% due 6/1/26	2,986,546
		TOTAL TIME DEPOSITS
		(Cost - $32,112,099)	32,112,099
U.S. GOVERNMENT AGENCY - 0.4%
7,534,000		Freddie Mac Discount Notes, 3.451% due 6/1/26(f)
		(Cost - $7,534,000)	7,534,000
		TOTAL SHORT-TERM INVESTMENTS
		(Cost - $39,646,099)	39,646,099

Schedules of Investments
May 31, 2026 (unaudited)

Destinations International Equity Fund (continued)
Shares/Units	Security	Value
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 1.6%
MONEY MARKET FUND - 1.6%
34,431,995	Federated Government Obligations Fund, Premier Class, 3.548%(g)
	(Cost - $34,431,995)	$34,431,995
	TOTAL INVESTMENTS - 98.4%
	(Cost - $1,426,977,679)	2,095,812,646
	Other Assets in Excess of Liabilities - 1.6%	33,732,010
	TOTAL NET ASSETS - 100.0%	$2,129,544,656

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2026, amounts to $30,405,299 and represents 1.43% of net assets.
(b)	Illiquid security. The aggregate value of illiquid holdings at May 31, 2026, amounts to $6,286,924 and represents 0.30% of net assets.
(c)	All or a portion of this security is on loan.
(d)	Security trades on the Hong Kong exchange.
(e)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.
(f)	Rate shown represents yield-to-maturity.
(g)	Represents investment of collateral received from securities lending transactions.
@	Restricted security – Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	First Acquisition Date	First Acquisition Cost	Market Value	Percent of Net Assets
Canva Inc., Private Placement	8/16/2021	$397,070	$855,952	0.04%
Canva Inc., Series A, Private Placement	11/4/2021	52,848	46,389	0.00	%*
Canva Inc., Series A-3, Private Placement	11/4/2021	1,705	1,496	0.00	%*
Novatek PJSC, Class Registered Shares, GDR	3/19/2020	251,081	88	0.00	%*
Novatek PJSC, GDR	4/25/2022	52,881	24	0.00	%*
Sberbank of Russia PJSC	4/6/2017	557,253	797	0.00	%*
Tongcheng Travel Holdings Ltd.	3/28/2025	118,294	833,665	0.04%
YuLife Holdings Ltd., Private Placement, Class C Shares	10/11/2022	243,652	104,120	0.01%
			$1,842,531	0.09%

*	Position represents less than 0.005%

Abbreviations used in this schedule:
ADR	—	American Depositary Receipts
CDI	—	Clearing House Electronics Systems (CHESS) Depositary Interest
GDR	—	Global Depositary Receipts
NVDR	—	Non Voting Depository Receipts
PCL	—	Public Company Limited
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Schedules of Investments
May 31, 2026 (unaudited)

Destinations International Equity Fund (concluded)

Summary of Investments by Security Sector^
Financial	19.2%
Industrial	18.9
Technology	12.6
Consumer Non-cyclical	10.7
Basic Materials	7.0
Consumer Cyclical	6.7
Energy	4.4
Communications	4.2
Utilities	3.2
Diversified	0.0 *
Exchange Traded Funds (ETFs)	9.5
Short-Term Investments	1.9
Money Market Fund	1.7
100.0%

^   As a percentage of total investments.

*   Position represents less than 0.05%

At May 31, 2026, Destinations International Equity Fund had open exchange traded futures contracts as described below.

The unrealized appreciation on the open contracts was as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amounts	Market Value	Unrealized Appreciation
Contracts to Buy:
MSCI EAFE Index June Futures	32	6/26	$4,679,799	$4,978,080	$298,281

At May 31, 2026, Destinations International Equity Fund had a payable to broker or brokers of $97,233 as margin collateral on open exchange traded futures contracts.

Schedule of Options Contracts Written

Equity Options

Number of Contracts	Notional Amount	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
4	$417,600	ASM International NV, Call	GSC	7/17/26	$920.00	$(24,746)
		TOTAL OPTION CONTRACTS WRITTEN
		(Premiums received — $18,013)				$(24,746)

Currency Abbreviations used in this schedule:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
ZAR	—	South African Rand
Counterparty Abbreviations used in this schedule:
GSC	—	Goldman Sachs & Co.

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Core Fixed Income Fund
Face Amount/Units	Security	Value
U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 30.4%
U.S. GOVERNMENT AGENCIES - 0.5%
	Federal Home Loan Banks:
$2,700,000	1.700% due 9/4/35	$2,084,741
2,285,000	1.930% due 2/11/36	1,773,246
4,302,000	Federal National Mortgage Association, 1.625% due 8/24/35	3,323,690
	TOTAL U.S. GOVERNMENT AGENCIES	7,181,677
U.S. GOVERNMENT OBLIGATIONS - 29.9%
	U.S. Treasury Bonds:
350,000	4.250% due 5/15/39	336,766
650,000	4.500% due 8/15/39	638,625
20,000,000	1.125% due 5/15/40	12,559,375
3,450,000	1.125% due 8/15/40	2,144,795
2,790,000	1.375% due 11/15/40	1,791,921
7,050,000	1.875% due 2/15/41	4,861,746
1,825,000	4.750% due 2/15/41	1,819,083
14,565,000	2.000% due 11/15/41	10,028,799
5,735,000	3.375% due 8/15/42	4,765,203
33,950,000	3.875% due 2/15/43	29,950,266
6,715,000	3.625% due 2/15/44	5,660,797
12,905,000	3.375% due 5/15/44	10,465,148
980,000	4.625% due 5/15/44	942,408
3,205,000	4.125% due 8/15/44	2,883,749
1,840,000	4.625% due 11/15/44	1,764,675
4,195,000	2.500% due 2/15/45	2,919,294
1,425,000	4.875% due 8/15/45	1,407,132
5,525,000	4.625% due 11/15/45	5,279,828
2,515,000	4.625% due 2/15/46	2,401,825
1,005,000	5.000% due 5/15/46	1,007,827
3,240,000	2.250% due 8/15/46	2,097,141
8,500,000	3.000% due 2/15/48	6,214,297
9,545,000	3.125% due 5/15/48	7,119,973
5,110,000	3.375% due 11/15/48	3,969,831
47,114,000	1.250% due 5/15/50	22,169,346
7,050,000	1.375% due 8/15/50	3,418,975
29,315,000	2.375% due 5/15/51	18,160,414
12,330,000	1.875% due 11/15/51	6,707,327
7,170,000	3.000% due 8/15/52	5,039,446
2,801,600	4.000% due 11/15/52	2,378,733
5,797,000	3.625% due 5/15/53	4,593,217
8,290,000	4.125% due 8/15/53	7,188,661
20,480,000	4.250% due 8/15/54	18,140,000
1,015,000	4.500% due 11/15/54	937,527
6,190,000	4.625% due 2/15/55	5,836,977
3,441,526	U.S. Treasury Inflation Indexed Bonds, 0.750% due 2/15/42	2,663,502
	U.S. Treasury Inflation Indexed Notes:
2,146,357	0.375% due 7/15/27	2,133,346
2,820,242	1.625% due 10/15/27	2,843,417
2,168,710	0.500% due 1/15/28	2,139,107
	U.S. Treasury Notes:
4,650,000	0.750% due 5/31/26	4,650,000
6,800,000	0.875% due 9/30/26	6,736,516
12,098,000	0.625% due 11/30/27	11,512,003
12,570,000	3.375% due 12/31/27	12,452,156
3,000,000	0.750% due 1/31/28	2,844,375
27,580,000	3.500% due 1/15/29	27,208,316
24,590,000	2.375% due 3/31/29	23,495,937
7,460,000	4.125% due 11/30/29	7,469,325
9,480,000	3.875% due 4/30/30	9,402,234

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Core Fixed Income Fund (continued)
Face Amount/Units	Security	Value
U.S. GOVERNMENT AGENCIES & OBLIGATIONS - (continued)
U.S. GOVERNMENT OBLIGATIONS - (continued)
$36,200,000	3.875% due 6/30/30	$35,879,008
2,000,000	0.625% due 8/15/30	1,732,500
2,692,000	3.625% due 9/30/30	2,639,422
12,000,000	0.875% due 11/15/30	10,425,937
3,605,000	3.500% due 2/28/31	3,507,834
4,665,000	4.125% due 11/30/31	4,651,880
7,650,000	4.375% due 1/31/32	7,717,834
12,035,000	3.875% due 9/30/32	11,790,069
1,830,000	3.875% due 12/31/32	1,789,611
4,075,000	3.500% due 2/15/33	3,892,739
5,490,000	3.750% due 2/28/33	5,323,799
8,220,000	3.375% due 5/15/33	7,771,432
5,375,000	4.250% due 5/15/35	5,314,951
11,875,000	4.125% due 2/15/36	11,583,691
	TOTAL U.S. GOVERNMENT OBLIGATIONS	447,172,068
	TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost - $497,299,958)	454,353,745
MORTGAGE-BACKED SECURITIES - 22.2%
FHLMC - 5.6%
	Federal Home Loan Mortgage Corp. (FHLMC)., Gold:
70,166	2.000% due 12/1/40	61,506
464,286	2.000% due 5/1/41	399,937
552,740	2.000% due 12/1/41	479,946
236,747	2.000% due 9/1/50	193,200
4,676,251	2.000% due 3/1/51	3,775,096
697,764	2.000% due 4/1/51	562,655
401,666	2.000% due 5/1/51	329,030
157,755	2.000% due 8/1/51	127,363
159,797	2.000% due 11/1/51	129,681
621,218	2.000% due 4/1/52	506,773
232,845	2.500% due 5/1/50	199,057
270,028	2.500% due 6/1/50	230,592
1,113,057	2.500% due 7/1/50	948,101
416,499	2.500% due 9/1/50	356,099
58,889	2.500% due 10/1/50	50,498
472,817	2.500% due 11/1/50	401,339
144,907	2.500% due 2/1/51	123,946
372,354	2.500% due 3/1/51	314,647
234,278	2.500% due 7/1/51	198,222
260,006	2.500% due 10/1/51	220,089
4,975,237	2.500% due 12/1/51	4,195,279
6,393,437	2.500% due 1/1/52	5,436,970
3,030,669	2.500% due 4/1/52	2,553,729
186,866	3.000% due 3/1/35	177,381
3,209,146	3.000% due 3/1/42	2,939,063
95,161	3.000% due 1/1/47	85,030
192,948	3.000% due 2/1/47	173,061
4,649,707	3.000% due 4/1/50	3,998,521
540,630	3.000% due 8/1/51	479,726
405,739	3.000% due 9/1/51	360,269
486,320	3.000% due 10/1/51	431,763
6,109,755	3.000% due 1/1/52	5,431,091
6,476,790	3.000% due 5/1/52	5,731,502
3,524,130	3.030% due 1/1/50	2,837,664
639,158	3.500% due 8/1/43	592,905
290,002	3.500% due 1/1/48	268,833
291,234	3.500% due 4/1/50	267,896

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Core Fixed Income Fund (continued)
Face Amount/Units	Security	Value
MORTGAGE-BACKED SECURITIES - (continued)
FHLMC - (continued)
$2,488,352	3.500% due 8/1/52	$2,295,093
510,103	4.000% due 10/1/44	488,257
32,438	4.000% due 4/1/47	31,218
653,407	4.000% due 12/1/47	621,072
355,705	4.000% due 4/1/49	337,281
118,930	4.000% due 5/1/49	113,799
409,330	4.000% due 7/1/49	390,865
232,211	4.500% due 5/1/48	226,385
186,968	5.000% due 7/1/40	188,095
139,044	5.000% due 8/1/52	137,887
623,581	5.000% due 10/1/52	617,037
2,798,391	5.000% due 12/1/52	2,770,508
243,092	5.000% due 4/1/53	241,391
2,837,774	5.000% due 6/1/53	2,832,186
3,666,202	5.000% due 3/1/54	3,652,081
6,360,602	5.000% due 8/1/55	6,295,901
627,731	5.500% due 12/1/37	639,459
515,337	5.500% due 2/1/53	520,048
2,811,790	5.500% due 9/1/53	2,863,536
3,344,820	5.500% due 1/1/55	3,407,840
3,745,509	5.500% due 11/1/55	3,773,819
276,882	6.000% due 11/1/52	284,474
318,433	6.000% due 12/1/52	329,477
129,822	6.000% due 3/1/53	134,937
2,570,237	6.000% due 4/1/54	2,666,268
1,093,551	6.000% due 6/1/54	1,123,953
1,017,419	6.000% due 8/1/54	1,042,542
333,854	6.000% due 11/1/55	343,110
	TOTAL FHLMC	83,936,979
FNMA - 14.4%
	Federal National Mortgage Association (FNMA):
271,293	2.000% due 9/1/40	237,665
678,942	2.000% due 12/1/40	593,511
315,091	2.000% due 4/1/41	275,048
93,463	2.000% due 5/1/41	81,670
397,460	2.000% due 10/1/41	344,196
12,429,252	2.000% due 6/1/50	10,060,140
9,336,097	2.000% due 8/1/50	7,575,401
1,050,863	2.000% due 9/1/50	857,569
257,284	2.000% due 12/1/50	209,267
1,568,466	2.000% due 2/1/51	1,281,766
3,570,292	2.000% due 3/1/51	2,874,981
719,458	2.000% due 4/1/51	580,866
5,218,561	2.000% due 5/1/51	4,238,240
121,946	2.000% due 7/1/51	98,423
224,735	2.250% due 4/1/33	196,481
38,523	2.500% due 6/1/30	37,442
4,982,230	2.500% due 2/1/47	4,294,514
254,963	2.500% due 4/1/50	217,015
252,574	2.500% due 6/1/50	214,808
255,539	2.500% due 7/1/50	218,074
435,553	2.500% due 9/1/50	368,549
4,253,383	2.500% due 10/1/50	3,643,615
8,307,691	2.500% due 11/1/50	6,991,664
249,221	2.500% due 1/1/51	213,111
899,183	2.500% due 2/1/51	760,768
2,729,512	2.500% due 5/1/51	2,326,398
356,644	2.500% due 7/1/51	302,722

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Core Fixed Income Fund (continued)
Face Amount/Units	Security	Value
MORTGAGE-BACKED SECURITIES - (continued)
FNMA - (continued)
$8,931,980	2.500% due 8/1/51	$7,540,087
220,640	2.500% due 9/1/51	187,921
6,792,910	2.500% due 10/1/51	5,736,961
6,621,581	2.500% due 11/1/51	5,599,974
5,496,831	2.500% due 12/1/51	4,638,859
406,842	2.500% due 1/1/52	346,969
271,293	2.500% due 3/1/52	229,298
556,222	2.500% due 1/1/57	468,722
704,793	3.000% due 11/1/36	666,710
2,644,045	3.000% due 3/1/43	2,410,583
4,886,126	3.000% due 6/1/43	4,454,705
93,615	3.000% due 11/1/48	83,482
177,728	3.000% due 2/1/50	158,718
707,930	3.000% due 8/1/50	625,263
288,718	3.000% due 10/1/50	253,639
423,718	3.000% due 12/1/50	372,303
330,189	3.000% due 5/1/51	295,469
531,615	3.000% due 7/1/51	469,639
832,363	3.000% due 8/1/51	735,086
80,792	3.000% due 9/1/51	70,898
923,954	3.000% due 10/1/51	816,735
180,585	3.000% due 11/1/51	159,254
169,542	3.000% due 12/1/51	148,623
251,346	3.000% due 1/1/52	221,599
6,585,557	3.000% due 4/1/52	5,767,441
376,108	3.000% due 5/1/52	332,523
3,147,337	3.000% due 4/1/53	2,827,733
290,869	3.500% due 7/1/37	278,962
513,438	3.500% due 8/1/43	483,570
521,594	3.500% due 3/1/46	484,044
522,231	3.500% due 5/1/47	486,715
645,751	3.500% due 11/1/47	597,260
643,639	3.500% due 2/1/48	599,781
350,017	3.500% due 7/1/50	321,419
132,328	3.500% due 9/1/50	121,918
501,413	3.500% due 1/1/51	459,770
1,104,190	3.500% due 2/1/51	1,012,376
5,644,844	3.500% due 7/1/51	5,188,834
547,085	3.500% due 4/1/52	502,609
1,110,933	3.500% due 5/1/52	1,010,379
1,234,000	3.500% due 6/1/56(a)	1,121,528
1,230,000	3.500% due 7/1/56(a)	1,117,075
820,133	3.500% due 10/1/56	742,287
164,158	3.500% due 2/1/57	148,576
336,000	3.920% due 10/1/30	329,970
185,289	4.000% due 8/1/38	181,653
324,057	4.000% due 11/1/38	316,133
1,190,000	4.000% due 6/1/41(a)	1,155,515
71,345	4.000% due 3/1/46	68,419
441,631	4.000% due 3/1/47	420,570
43,936	4.000% due 12/1/47	41,867
62,458	4.000% due 2/1/48	58,930
90,993	4.000% due 1/1/49	87,415
119,074	4.000% due 5/1/49	113,469
30,110	4.000% due 8/1/49	28,892
1,464,340	4.000% due 11/1/49	1,391,770
490,334	4.000% due 4/1/50	467,041
313,472	4.000% due 8/1/51	299,007

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Core Fixed Income Fund (continued)
Face Amount/Units	Security	Value
MORTGAGE-BACKED SECURITIES - (continued)
FNMA - (continued)
$374,279	4.000% due 6/1/52	$353,574
1,265,000	4.000% due 6/1/56(a)	1,184,247
1,160,000	4.000% due 7/1/56(a)	1,085,270
523,800	4.120% due 11/1/30	518,331
240,000	4.210% due 1/1/31	237,846
335,000	4.370% due 11/1/30	334,882
245,608	4.500% due 12/1/37	246,020
4,260,000	4.500% due 6/1/41(a)	4,214,481
163,264	4.500% due 5/1/48	159,742
165,368	4.500% due 6/1/48	161,648
2,740,484	4.500% due 10/1/50	2,679,234
974,885	4.500% due 6/1/52	940,086
3,176,135	4.500% due 7/1/52	3,058,832
145,307	4.500% due 8/1/52	140,310
3,497,952	4.500% due 10/1/52	3,375,178
842,183	4.500% due 11/1/52	812,493
675,173	4.500% due 3/1/53	649,888
859,000	4.500% due 6/1/56(a)	824,555
262,000	4.520% due 10/1/30	263,484
1,125,000	5.000% due 6/1/41(a)	1,131,006
487,069	5.000% due 7/1/52	483,016
10,591,379	5.000% due 9/1/52	10,493,758
724,817	5.000% due 10/1/52	716,988
108,427	5.000% due 11/1/52	107,370
1,459,441	5.000% due 12/1/52	1,444,974
62,110	5.000% due 3/1/53	61,374
16,710,000	5.000% due 6/1/56(a)	16,438,308
585,000	5.065% due 12/1/28	594,403
206,640	5.500% due 4/1/38	210,500
267,193	5.500% due 11/1/39	271,979
634,181	5.500% due 8/1/40	646,046
860,000	5.500% due 6/1/41(a)	875,117
323,643	5.500% due 10/1/52	326,984
966,876	5.500% due 11/1/52	977,399
1,100,195	5.500% due 12/1/52	1,111,324
486,742	5.500% due 1/1/53	492,514
3,277,757	5.500% due 6/1/53	3,336,810
5,944,937	5.500% due 7/1/53	6,072,796
5,602,872	5.500% due 11/1/54	5,738,022
18,490,000	5.500% due 6/1/56(a)	18,571,605
341,648	6.000% due 5/1/53	353,780
681,669	6.000% due 12/1/53	700,610
312,042	6.000% due 9/1/54	320,174
7,521,000	6.000% due 6/1/56(a)	7,679,469
	TOTAL FNMA	214,747,279
GNMA - 2.2%
	Government National Mortgage Association (GNMA):
2,030,000	2.000% due 6/1/56(a)	1,664,916
6,344,000	2.500% due 6/1/56(a)	5,426,355
155,000	3.500% due 6/1/56(a)	139,612
1,545,000	5.500% due 6/1/56(a)	1,554,528
1,697,000	6.000% due 6/1/56(a)	1,728,920
	Government National Mortgage Association (GNMA) II:
534,858	2.000% due 10/20/50	439,706
1,194,037	2.000% due 12/20/50	979,852
508,576	2.500% due 11/20/49	438,325
399,166	2.500% due 3/20/51	341,694

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Core Fixed Income Fund (continued)
Face Amount/Units	Security	Value
MORTGAGE-BACKED SECURITIES - (continued)
GNMA - (continued)
$3,225,112	2.500% due 10/20/51	$2,761,729
118,838	3.000% due 4/20/31	115,533
407,957	3.000% due 6/20/50	364,517
72,920	3.000% due 12/20/50	65,058
1,777,089	3.000% due 6/20/51	1,581,117
658,735	3.000% due 9/20/51	586,089
370,810	3.000% due 12/20/52	330,518
89,003	3.500% due 8/20/42	83,780
333,316	3.500% due 10/20/43	312,994
181,831	3.500% due 6/20/49	166,759
443,869	3.500% due 11/20/49	407,268
385,040	3.500% due 6/20/50	352,655
495,585	3.500% due 9/20/50	453,959
2,372,096	3.500% due 10/20/51	2,164,747
3,524,571	3.500% due 2/20/52	3,207,125
45,010	3.500% due 5/20/52	41,033
372,614	4.000% due 10/20/44	357,851
248,771	4.000% due 2/20/45	238,919
170,578	4.000% due 10/20/45	164,277
211,866	4.000% due 2/20/47	201,331
443,410	4.000% due 10/20/48	421,085
363,551	4.000% due 3/20/49	344,418
1,005,922	4.000% due 2/20/52	945,720
473,418	4.500% due 2/20/40	470,114
160,197	4.500% due 7/20/49	156,640
163,022	4.500% due 8/20/49	158,791
233,119	4.500% due 8/20/52	226,156
218,086	4.500% due 9/20/52	211,443
983,442	4.500% due 10/20/52	953,778
209,995	5.000% due 5/20/40	212,854
167,639	5.000% due 6/20/40	170,433
65,776	5.000% due 7/20/40	66,710
1,517,897	5.500% due 11/20/54	1,532,194
	TOTAL GNMA	32,541,503
	TOTAL MORTGAGE-BACKED SECURITIES (Cost - $352,269,040)	331,225,761
COLLATERALIZED MORTGAGE OBLIGATIONS - 18.6%
Asset Backed Securities - 0.5%
167,469	Cascade MH Asset Trust, Series 2021-MH1, Class A1, 1.753% due 2/25/46(b)	152,822
	FMC GMSR Issuer Trust:
4,000,000	Series 2021-GT1, Class A, 3.620% due 7/25/26(b)(c)	3,850,563
3,420,000	Series 2021-GT2, Class A, 3.850% due 10/25/26(b)(c)	3,292,550
	Total Asset Backed Securities	7,295,935
Mortgage Securities - 18.1%
220,000	280 Park Avenue Mortgage Trust, Series 2017-280P, Class A, 4.818% (1-Month TSFR + 1.180%) due 9/15/34(b)(c)	219,725
	Alternative Loan Trust:
440,633	Series 2005-28CB, Class 1A7, 5.500% due 8/25/35	373,194
3,614,609	Series 2005-7CB, Class 2A2, 1.351% (1-Month TSFR + 4.936%) due 3/1/38(c)(d)	163,552
3,614,609	Series 2005-7CB, Class 2A5, 4.149% (1-Month TSFR + 0.564%) due 3/1/38(c)	2,616,697
3,145,033	Series 2006-OA2, Class A1, 4.137% (1-Month TSFR + 0.534%) due 5/20/46(c)	2,858,146
1,692,537	Series 2007-4CB, Class 1A1, 4.299% (1-Month TSFR + 0.714%) due 4/25/37(c)	1,296,991
6,397,225	Series 2007-9T1, Class 2A2, 6.000% due 5/25/37	2,564,059
	Angel Oak Mortgage Trust:
233,229	Series 2021-1, Class A1, 0.909% due 1/25/66(b)(c)	204,478
236,604	Series 2021-2, Class A1, 0.985% due 4/25/66(b)(c)	204,455
441,156	Series 2021-3, Class A1, 1.068% due 5/25/66(b)(c)	382,048

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Core Fixed Income Fund (continued)
Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Mortgage Securities - (continued)
$371,026	Series 2021-4, Class A1, 1.035% due 1/20/65(b)(c)	$313,348
541,802	Series 2021-5, Class A1, 0.951% due 7/25/66(b)(c)	470,060
906,096	Series 2021-6, Class A1, 1.458% due 9/25/66(b)(c)	760,068
200,000	ARDN Mortgage Trust, Series 2025-ARCP, Class A, 5.377% (1-Month TSFR + 1.750%) due 6/15/35(b)(c)	200,375
	BANK:
9,537,921	Series 2017-BNK4, Class XA, 1.321% due 5/15/50(c)(d)	70,287
14,783,428	Series 2018-BN10, Class XA, 0.683% due 2/15/61(c)(d)	131,332
405,000	Series 2018-BN13, Class B, 4.557% due 8/15/61(c)	386,115
6,384,066	Series 2022-BNK39, Class XA, 0.411% due 2/15/55(c)(d)	128,772
1,496,486	Series 2023-BNK45, Class XA, 1.070% due 2/15/56(c)(d)	78,651
3,450,872	Series 2024-BNK47, Class XA, 0.821% due 6/15/57(c)(d)	178,294
3,795,758	Series 2024-BNK48, Class XA, 1.142% due 10/15/57(c)(d)	286,450
	BANK5:
1,033,182	Series 2023-5YR4, Class XA, 1.005% due 12/15/56(c)(d)	20,865
12,227,087	Series 2024-5YR8, Class XA, 0.899% due 8/15/57(c)(d)	297,484
360,000	Series 2024-5YR9, Class A3, 5.614% due 8/15/57	368,726
180,000	Series 2025-5YR15, Class AS, 5.762% due 7/15/58	183,874
343,000	Series 2025-5YR16, Class AS, 5.751% due 8/15/63(c)	350,571
260,000	Series 2025-5YR17, Class AS, 5.626% due 11/15/58(c)	263,988
155,000	Series 2025-5YR18, Class A3, 5.145% due 12/15/58	156,915
665,000	Series 2026-5YR20, Class AS, 5.336% due 2/15/59	668,261
406,000	Series 2026-5YR20, Class C, 6.037% due 2/15/59(c)	405,495
392,000	Series 2026-5YR22, Class A3, 5.713% due 6/15/59	405,250
270,000	BANK5 Trust, Series 2024-5YR6, Class A3, 6.225% due 5/15/57	279,679
	BBCMS Mortgage Trust:
1,401,695	Series 2020-C7, Class XA, 1.586% due 4/15/53(c)(d)	54,025
262,000	Series 2024-5C25, Class AS, 6.358% due 3/15/57(c)	269,799
362,000	Series 2024-5C29, Class A3, 5.208% due 9/15/57	365,922
2,481,214	Series 2024-C24, Class XA, 1.623% due 2/15/57(c)(d)	215,698
3,668,777	Series 2024-C26, Class XA, 1.012% due 5/15/57(c)(d)	243,607
2,418,423	Series 2024-C28, Class XA, 1.108% due 9/15/57(c)(d)	169,776
259,000	Series 2025-5C37, Class AS, 5.382% due 9/15/58(c)	260,952
252,000	Series 2025-5C38, Class AS, 5.476% due 11/15/58	255,664
1,940,273	Series 2025-C32, Class XA, 1.117% due 2/15/62(c)(d)	149,691
1,337,000	Series 2026-5C40, Class AS, 5.529% due 2/15/59(c)	1,356,210
1,641,603	Bear Stearns ALT-A Trust, Series 2006-1, Class 21A2, 4.338% due 2/25/36(c)	1,129,815
	Benchmark Mortgage Trust:
2,110,000	Series 2020-B19, Class A5, 1.850% due 9/15/53	1,880,972
1,350,000	Series 2020-B20, Class A5, 2.034% due 10/15/53	1,194,905
2,321,418	Series 2020-B22, Class XA, 1.488% due 1/15/54(c)(d)	125,957
2,965,000	Series 2022-B35, Class A5, 4.442% due 5/15/55(c)	2,868,222
6,181,569	Series 2023-B39, Class XA, 0.573% due 7/15/56(c)(d)	202,717
1,694,067	Series 2023-B40, Class XA, 1.173% due 12/15/56(c)(d)	82,812
262,000	Series 2024-V10, Class AS, 5.725% due 9/15/57(c)	266,228
260,000	Series 2024-V6, Class A3, 5.926% due 3/15/57	267,305
262,000	Series 2024-V6, Class AS, 6.384% due 3/15/57	269,942
358,000	Series 2024-V9, Class A3, 5.602% due 8/15/57	366,056
406,000	Series 2025-V14, Class AM, 6.090% due 4/15/57(c)	417,773
180,000	Series 2025-V16, Class A3, 5.439% due 8/15/58(c)	183,892
346,000	Series 2025-V17, Class AM, 5.425% due 9/15/58(c)	348,894
195,000	Series 2025-V18, Class AS, 5.593% due 10/15/58	197,840
325,000	Series 2026-V20, Class AM, 5.436% due 2/15/59	328,444
406,000	Series 2026-V20, Class B, 5.687% due 2/15/59(c)	408,872
263,000	Series 2026-V21, Class A3, 5.127% due 3/15/59	266,127
239,785	BINOM Securitization Trust, Series 2021-INV1, Class A1, 2.034% due 6/25/56(b)(c)	219,782
	BMO Mortgage Trust:
361,000	Series 2024-5C6, Class A3, 5.316% due 9/15/57	366,109

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Core Fixed Income Fund (continued)
Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Mortgage Securities - (continued)
$232,000	Series 2024-5C7, Class AS, 5.888% due 11/15/57(c)	$234,262
3,402,692	Series 2024-C9, Class XA, 0.860% due 7/15/57(c)(d)	200,768
261,000	Series 2025-5C12, Class AS, 5.557% due 10/15/58	264,775
785,000	BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class A, 5.227% (1-Month TSFR + 1.600%) due 12/15/42(b)(c)	785,981
	BRAVO Residential Funding Trust:
102,056	Series 2021-NQM1, Class A1, 0.941% due 2/25/49(b)(c)	96,769
3,500,000	Series 2026-NQM4, Class M1, 6.025% due 3/25/66(b)(c)	3,489,574
130,000	BSTN Commercial Mortgage Trust, Series 2025-HUB, Class A, 4.899% due 4/13/41(b)(c)	129,170
695,000	BWAY Trust, Series 2025-1535, Class A, 6.309% due 5/5/42(b)(c)	703,861
3,202,185	BX, Series 2024-PALM, Class B, 5.418% (1-Month TSFR + 1.791%) due 6/15/37(b)(c)	3,202,184
	BX Commercial Mortgage Trust:
2,107,000	Series 2024-MDHS, Class B, 5.468% (1-Month TSFR + 1.841%) due 5/15/41(b)(c)	2,109,634
2,694,284	Series 2025-JDI, Class A, 5.027% (1-Month TSFR + 1.400%) due 11/15/42(b)(c)	2,699,333
1,145,000	Series 2026-ALOHA, Class A, 4.977% (1-Month TSFR + 1.350%) due 4/15/43(b)(c)	1,145,000
200,000	Series 2026-ALOHA, Class C, 5.327% (1-Month TSFR + 1.700%) due 4/15/43(b)(c)	200,124
1,310,000	Series 2026-CSMO, Class A, 5.027% (1-Month TSFR + 1.400%) due 2/15/43(b)(c)	1,313,275
270,000	Series 2026-CSMO, Class B, 5.327% (1-Month TSFR + 1.700%) due 2/15/43(b)(c)	271,181
1,114,437	Series 2026-LP3, Class A, 5.007% (1-Month TSFR + 1.380%) due 4/15/43(b)(c)	1,117,571
1,590,000	Series 2026-VLT9, Class A, 5.327% (1-Month TSFR + 1.700%) due 3/15/45(b)(c)	1,590,000
256,587	Series 2026-XL6, Class A, 4.827% (1-Month TSFR + 1.200%) due 3/15/43(b)(c)	256,266
	BX Trust:
200,000	Series 2019-OC11, Class E, 3.944% due 12/9/41(b)(c)	185,102
1,700,000	Series 2025-VOLT, Class A, 5.327% (1-Month TSFR + 1.700%) due 12/15/44(b)(c)	1,701,062
1,775,000	Series 2026-CART, Class A, 4.677% (1-Month TSFR + 1.050%) due 2/15/36(b)(c)	1,758,914
250,000	Series 2026-CLS, Class A, 5.027% (1-Month TSFR + 1.400%) due 5/15/43(b)(c)	250,547
182,000	BXP Trust, Series 2017-GM, Class B, 3.425% due 6/13/39(b)(c)	179,127
14,361,277	CD Mortgage Trust, Series 2017-CD4, Class XA, 1.201% due 5/10/50(c)(d)	74,749
176,000	CENT, Series 2025-CITY, Class A, 4.920% due 7/10/40(b)(c)	176,213
605,540	CIM Trust, Series 2021-R6, Class A1, 1.425% due 7/25/61(b)(c)	557,182
	Citigroup Commercial Mortgage Trust:
6,058,762	Series 2015-GC35, Class XA, 0.425% due 11/10/48(c)(d)	188
400,000	Series 2016-P4, Class B, 3.377% due 7/10/49	384,190
170,000	Series 2020-555, Class A, 2.647% due 12/10/41(b)	153,684
2,195,000	Series 2023-SMRT, Class B, 5.852% due 6/12/40(b)(c)	2,221,275
	COLT Mortgage Loan Trust:
344,998	Series 2021-1, Class A1, 0.910% due 6/25/66(b)(c)	299,776
375,445	Series 2021-2, Class A1, 0.924% due 8/25/66(b)(c)	319,142
912,629	Series 2022-1, Class A1, 2.284% due 12/27/66(b)(c)	854,276
300,235	Series 2026-1, Class A1, 4.758% due 2/25/71(b)(c)	297,357
	Commercial Mortgage Trust:
405,000	Series 2016-COR1, Class B, 3.897% due 10/10/49	377,149
203,000	Series 2022-HC, Class A, 2.819% due 1/10/39(b)	198,194
255,000	Series 2024-CBM, Class A2, 5.867% due 12/10/41(b)(c)	255,122
522,100	Connecticut Avenue Securities Trust, Series 2026-R03, Class 2A1, 4.712% (SOFR30A + 1.100%) due 4/25/46(b)(c)	523,416
	Credit Suisse Commercial Mortgage Capital Trust:
874,995	Series 2018-RPL9, Class A, 3.850% due 9/25/57(b)(c)	837,669
264,740	Series 2021-AFC1, Class A1, 0.830% due 3/25/56(b)(c)	229,746
367,113	Series 2021-NQM5, Class A1, 0.938% due 5/25/66(b)(c)	308,851
2,219,082	Series 2021-RPL3, Class A1, 2.000% due 1/25/60(b)(c)	1,958,443
260,926	Series 2021-RPL4, Class A1, 4.152% due 12/27/60(b)(c)	260,077
1,255,179	CSFB Mortgage-Backed Pass-Through Certificates, Series 2005-9, Class 5A6, 5.500% due 10/25/35	577,361
	CSMC:
741,775	Series 2010-8R, Class 5A11, 5.356% due 2/26/37(b)(c)	751,448
145,544	Series 2021-B33, Class A1, 3.053% due 10/10/43(b)	137,742
569,412	Series 2021-NQM4, Class A1, 1.101% due 5/25/66(b)(c)	495,561

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Core Fixed Income Fund (continued)
Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Mortgage Securities - (continued)
$449,070	Series 2021-NQM8, Class A1, 2.841% due 10/25/66(b)(c)	$407,529
	CSTL Commercial Mortgage Trust:
1,567,000	Series 2024-GATE, Class A, 4.764% due 11/10/41(b)(c)	1,562,146
2,260,000	Series 2026-GATE3, Class A, 4.695% due 2/10/43(b)(c)	2,234,123
200,000	Series 2026-GATE3, Class B, 4.938% due 2/10/43(b)(c)	196,037
	DBJPM Mortgage Trust:
21,195,000	Series 2017-C6, Class XB, 0.199% due 6/10/50(c)(d)	52,903
1,719,983	Series 2020-C9, Class XA, 1.584% due 9/15/53(c)(d)	65,393
300,000	DC Trust, Series 2024-HLTN, Class A, 5.727% due 4/13/40(b)(c)	300,934
	Deephaven Residential Mortgage Trust:
32,171	Series 2021-1, Class A1, 0.715% due 5/25/65(b)(c)	31,553
156,070	Series 2021-2, Class A1, 0.899% due 4/25/66(b)(c)	138,810
180,000	Del Amo Fashion Center Trust, Series 2017-AMO, Class A, 3.636% due 6/5/35(b)(c)	175,569
3,372,840	DSLA Mortgage Loan Trust, Series 2005-AR4, Class 1A, 4.247% (1-Month TSFR + 0.634%) due 8/19/45(c)	2,614,685
446,488	EFMT, Series 2025-INV5, Class A1, 5.077% due 12/25/70(b)(c)	444,536
	Ellington Financial Mortgage Trust:
64,864	Series 2021-1, Class A1, 0.797% due 2/25/66(b)(c)	55,943
169,401	Series 2021-2, Class A1, 0.931% due 6/25/66(b)(c)	143,718
270,000	ELP Commercial Mortgage Trust, Series 2025-ELP, Class E, 6.450% due 11/13/42(b)(c)	267,127
1,035,297	Extended Stay America Trust, Series 2026-ESH2, Class A, 4.827% (1-Month TSFR + 1.200%) due 2/15/43(b)(c)	1,036,268
1,100,000	Fashion Show Mall LLC, Series 2024-SHOW, Class A, 5.104% due 10/10/41(b)(c)	1,105,344
	Federal Home Loan Mortgage Corp. (FHLMC). REMICS:
3,952,231	Series 4223, Class SB, 0.889% (SOFR30A + 5.293%) due 7/15/43(c)	2,667,323
484,336	Series 4447, Class IO, 5.000% due 3/15/45(d)	96,545
130,934	Series 4518, Class CZ, 3.500% due 10/15/45	122,626
161,375	Series 4751, Class PL, 3.000% due 12/15/47	132,911
3,111,007	Series 4892, Class ES, 2.423% (SOFR30A + 6.036%) due 7/25/45(c)(d)	303,477
6,855,178	Series 4957, Class PB, 2.500% due 3/25/50	5,764,715
278,008	Series 5018, Class LW, 1.000% due 10/25/40	231,347
10,215,878	Series 5068, Class UZ, 2.500% due 1/25/51	6,476,108
606,045	Series 5083, Class AI, 2.500% due 3/25/51(d)	89,171
1,127,544	Series 5092, Class WI, 2.500% due 4/25/36(d)	93,477
5,024,842	Series 5131, Class IG, 3.500% due 8/25/51(d)	888,016
680,492	Series 5169, Class IO, 3.000% due 9/25/51(d)	107,207
548,199	Series 5178, Class IO, 4.000% due 3/25/45(d)	87,811
424,041	Series 5201, Class PA, 2.500% due 3/25/52	377,713
1,121,657	Series 5537, Class CS, 2.138% (SOFR30A + 5.750%) due 5/25/55(c)(d)	64,125
176,298	Series 5544, Class B, 5.000% due 8/25/52	176,135
	Federal National Mortgage Association (FNMA), Aces:
29,944,806	Series 2020-M12, Class IO, 1.282% due 7/25/29(c)(d)	811,259
8,927,790	Series 2020-M15, Class X1, 1.448% due 9/25/31(c)(d)	479,585
20,493,387	Series 2020-M7, Class X2, 1.237% due 3/25/31(c)(d)	683,131
3,156,243	Series 2022-M4, Class A1X, 2.457% due 5/25/30(c)	3,000,822
6,265,731	Series 2022-M5, Class A1, 2.334% due 1/1/34(c)	5,890,065
6,844,000	Series 2025-M1, Class A2, 4.700% due 1/25/35(c)	6,842,877
	Federal National Mortgage Association (FNMA), Interest Strip:
1,015,143	Series 426, Class C38, 2.000% due 3/25/52(d)	126,394
7,941,371	Series 427, Class C28, 2.500% due 10/25/50(d)	1,259,688
827,356	Series 429, Class C3, 2.500% due 9/25/52(d)	128,742
841,409	Series 437, Class C8, 2.500% due 6/25/52(d)	126,802
	Federal National Mortgage Association (FNMA), REMICS:
87,525	Series 2011-51, Class TO, 0.000% due 6/25/41#(e)	66,139
96,092	Series 2013-2, Class MA, 3.500% due 2/25/43	90,815
585,563	Series 2013-72, Class IW, 3.500% due 7/25/33(d)	32,189
208,844	Series 2015-55, Class PD, 2.500% due 3/25/43	206,417

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Core Fixed Income Fund (continued)
Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Mortgage Securities - (continued)
$381,484	Series 2016-3, Class MI, 5.500% due 2/25/46(d)	$48,898
555,053	Series 2016-43, Class GZ, 3.000% due 7/25/46	495,674
854,036	Series 2017-105, Class ZE, 3.000% due 1/25/48	685,802
298,908	Series 2020-35, Class AI, 3.000% due 6/25/50(d)	46,413
535,348	Series 2020-37, Class IM, 4.000% due 6/25/50(d)	102,682
435,752	Series 2020-74, Class HI, 5.500% due 10/25/50(d)	72,001
578,942	Series 2020-77, Class HI, 4.000% due 11/25/50(d)	116,617
1,294,373	Series 2020-99, Class KI, 1.500% due 11/25/35(d)	56,342
794,037	Series 2021-3, Class NI, 2.500% due 2/25/51(d)	118,218
800,813	Series 2021-3, Class TI, 2.500% due 2/25/51(d)	133,006
766,088	Series 2021-95, Class GI, 3.000% due 1/25/52(d)	119,475
10,520,747	Series 2021-95, Class ZV, 2.500% due 1/25/52	6,184,694
661,872	Series 2022-3, Class PI, 3.000% due 1/25/52(d)	90,963
276,958	Series 2022-5, Class AB, 2.000% due 3/25/50	236,930
7,533,690	Series 2023-36, Class IO, 2.500% due 10/25/52(d)	1,154,994
1,009,509	Series 2024-70, Class SA, 2.338% (SOFR30A + 5.950%) due 10/25/54(c)(d)	48,924
7,899,644	Series 2025-108, Class MC, 4.500% due 5/25/55	7,746,696
664,255	Series 2025-19, Class SC, 2.228% (SOFR30A + 5.840%) due 3/25/55(c)(d)	31,702
412,593	Series 2025-28, Class BA, 5.000% due 4/25/52	412,427
302,181	Series 2025-3, Class BA, 5.500% due 3/25/52	304,024
285,202	Series 2025-3, Class DA, 5.500% due 4/25/52	289,203
317,677	Series 2025-34, Class BA, 5.000% due 12/25/51	316,265
512,560	Series 2026-1, Class CA, 5.000% due 7/25/47	509,250
	Freddie Mac Multifamily Structured Pass-Through Certificates:
99,123,417	Series K064, Class X1, 0.583% due 3/25/27(c)(d)	300,949
25,438,951	Series K066, Class X1, 0.716% due 6/25/27(c)(d)	130,128
2,026,823	Series K118, Class X1, 0.943% due 9/25/30(c)(d)	68,742
4,998,720	Series K124, Class X1, 0.711% due 12/25/30(c)(d)	136,201
52,933,582	Series K125, Class X1, 0.571% due 1/25/31(c)(d)	1,185,310
30,289,153	Series K129, Class X1, 1.024% due 5/25/31(c)(d)	1,162,340
27,551,892	Series K130, Class X1, 1.034% due 6/25/31(c)(d)	1,185,255
31,095,255	Series K132, Class X1, 0.505% due 8/25/31(c)(d)	695,178
5,565,000	Series K-158, Class A2, 4.050% due 7/25/33	5,389,948
1,769,194	Series K-162, Class X1, 0.370% due 12/25/33(c)(d)	46,875
2,993,905	Series K-164, Class X1, 0.282% due 5/25/34(c)(d)	67,297
46,092,451	Series K-165, Class X1, 0.599% due 9/25/34(c)(d)	1,999,938
1,571,739	Series K-170, Class X1, 0.209% due 2/25/35(c)(d)	29,537
184,630,058	Series K-173, Class X1, 0.026% due 9/25/35(c)(d)	1,308,270
2,342,189	Series K753, Class X1, 0.232% due 10/25/30(c)(d)	26,429
1,401,347	Series Q001, Class A3, 3.815% due 2/25/32	1,363,895
	Freddie Mac Seasoned Credit Risk Transfer Trust:
223,465	Series 2019-1, Class MA, 3.500% due 7/25/58	214,260
516,247	Series 2020-1, Class MT, 2.500% due 8/25/59	418,920
5,088,748	Series 2020-2, Class MT, 2.000% due 11/25/59	4,059,348
4,563,383	Series 2020-3, Class M5TW, 3.000% due 5/25/60	4,028,238
	Freddie Mac STACR REMIC Trust:
1,040,000	Series 2021-DNA6, Class B1, 7.012% (SOFR30A + 3.400%) due 10/25/41(b)(c)	1,048,399
570,000	Series 2022-HQA3, Class M1B, 7.162% (SOFR30A + 3.550%) due 8/25/42(b)(c)	587,027
	Freddie Mac Strips:
466,032	Series 303, Class C10, 3.500% due 1/15/33(d)	33,848
771,240	Series 375, Class C1, 2.500% due 1/25/51(d)	121,488
683,883	Series 386, Class C14, 2.500% due 3/15/52(d)	100,768
2,031,273	Series 389, Class C1, 1.500% due 5/15/37(d)	100,382
1,070,369	Series 389, Class C35, 2.000% due 6/15/52(d)	129,649
851,979	Series 405, Class C17, 2.500% due 8/25/52(d)	129,427

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Core Fixed Income Fund (continued)
Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Mortgage Securities - (continued)
$200,000	FS Trust, Series 2026-HULA, Class A, 5.077% (1-Month TSFR + 1.450%) due 3/15/41(b)(c)	$200,250
	GCAT Trust:
291,457	Series 2021-NQM1, Class A1, 0.874% due 1/25/66(b)(c)	258,070
412,060	Series 2021-NQM3, Class A1, 1.091% due 5/25/66(b)(c)	361,392
640,114	Series 2021-NQM4, Class A1, 1.093% due 8/25/66(b)(c)	539,731
899,287	Series 2021-NQM5, Class A1, 1.262% due 7/25/66(b)(c)	754,910
259,978	Series 2021-NQM7, Class A1, 1.915% due 8/25/66(b)(c)	241,743
270,000	GGP, Series 2026-TY, Class A, 4.670% due 3/5/43(b)(c)	266,439
130,000	GGP Commercial Mortgage Trust, Series 2026-SSP, Class A, 5.115% due 7/5/43(b)(c)	130,470
	Government National Mortgage Association (GNMA):
561,354	Series 2012-116, Class IB, 4.000% due 9/16/42(d)	114,052
1,014,873	Series 2012-32, Class Z, 3.500% due 3/20/42	934,215
412,479	Series 2014-46, Class IO, 5.000% due 3/16/44(d)	52,678
334,382	Series 2019-5, Class JI, 5.000% due 7/16/44(d)	48,880
6,559,507	Series 2020-151, Class MI, 2.500% due 10/20/50(d)	966,236
19,370,045	Series 2020-173, Class JI, 2.000% due 11/20/50(d)	2,244,425
14,325,634	Series 2021-129, Class IO, 0.983% due 6/16/63(c)(d)	984,869
8,492,086	Series 2021-137, Class IQ, 3.000% due 8/20/51(d)	1,412,272
3,088,158	Series 2021-175, Class IJ, 3.000% due 10/20/51(d)	519,087
20,393,189	Series 2021-184, Class IO, 0.886% due 12/16/61(c)(d)	1,340,251
655,879	Series 2021-215, Class KA, 2.500% due 10/20/49	582,358
11,075,797	Series 2021-30, Class IB, 2.500% due 2/20/51(d)	1,643,622
16,163,957	Series 2021-35, Class IO, 1.035% due 12/16/62(c)(d)	1,140,747
17,955,861	Series 2021-52, Class IO, 0.720% due 4/16/63(c)(d)	945,175
12,758,327	Series 2021-58, Class SL, 0.033% (1-Month TSFR + 3.636%) due 4/20/51(c)(d)	164,337
3,543,843	Series 2021-77, Class EA, 1.000% due 7/20/50	2,706,095
12,153,831	Series 2021-77, Class IT, 2.500% due 5/20/51(d)	2,005,327
17,883,306	Series 2021-79, Class IO, 0.867% due 8/16/63(c)(d)	1,122,744
6,531,703	Series 2022-213, Class DO, 0.000% due 1/20/52#(e)	1,686,286
26,575,172	Series 2022-49, Class IO, 0.756% due 3/16/64(c)(d)	1,271,851
12,726,384	Series 2022-61, Class EI, 3.000% due 7/20/51(d)	2,026,375
6,724,339	Series 2022-64, Class IO, 2.500% due 2/20/50(d)	785,445
29,828,930	Series 2022-80, Class IO, 0.594% due 6/16/64(c)(d)	1,347,045
27,266,988	Series 2022-82, Class IO, 0.541% due 2/16/64(c)(d)	1,188,623
23,601,861	Series 2024-29, Class AI, 0.726% due 10/16/65(c)(d)	1,301,711
1,405,000	GS Mortgage Securities Corp. II, Series 2024-70P, Class A, 5.310% due 3/10/41(b)(c)	1,398,879
	GS Mortgage Securities Corp. Trust:
400,000	Series 2018-TWR, Class D, 5.525% (1-Month TSFR + 1.897%) due 7/15/31(b)(c)	39,996
400,000	Series 2018-TWR, Class E, 6.025% (1-Month TSFR + 2.397%) due 7/15/31(b)(c)	19,996
400,000	Series 2018-TWR, Class F, 6.725% (1-Month TSFR + 3.097%) due 7/15/31(b)(c)	9,996
400,000	Series 2018-TWR, Class G, 7.850% (1-Month TSFR + 4.222%) due 7/15/31(b)(c)	3,996
	GS Mortgage Securities Trust:
9,348,895	Series 2017-GS7, Class XA, 1.021% due 8/10/50(c)(d)	68,640
350,000	Series 2018-GS9, Class C, 4.342% due 3/10/51(c)	303,266
	GS Mortgage-Backed Securities Trust:
448,328	Series 2026-NQM1, Class A1, 4.869% due 3/25/66(b)(c)	445,041
264,375	Series 2026-NQM1, Class A2, step bond to yield, 5.123% due 3/25/66(b)	262,886
312,821	HIH Trust, Series 2024-61P, Class A, 5.469% (1-Month TSFR + 1.842%) due 10/15/41(b)(c)	313,798
320,000	HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.876% due 5/10/39(b)(c)	322,189
170,000	ILPT Commercial Mortgage Trust, Series 2025-LPF2, Class D, 6.508% due 7/13/42(b)(c)	170,425
	Imperial Fund Mortgage Trust:
330,142	Series 2021-NQM2, Class A1, 1.073% due 9/25/56(b)(c)	278,631
654,904	Series 2021-NQM3, Class A1, 1.595% due 11/25/56(b)(c)	562,248
395,000	INT Commercial Mortgage Trust, Series 2025-PLAZA, Class A, 4.879% due 11/5/37(b)(c)	395,116
1,950,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-OSB, Class A, 3.397% due 6/5/39(b)	1,841,448

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Core Fixed Income Fund (continued)
Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Mortgage Securities - (continued)
	JP Morgan Mortgage Trust:
$6,327,895	Series 2006-S4, Class A7, 6.000% due 1/25/37	$2,162,418
1,411,857	Series 2021-3, Class B1, 2.942% due 7/25/51(b)(c)	1,196,613
134,679	Series 2026-LTV1, Class A1, 5.416% due 9/25/56(b)(c)	134,397
1,100,000	JPMCC Commercial Mortgage Securities Trust, Series 2017-JP6, Class A5, 3.490% due 7/15/50	1,086,244
2,885,905	KIND Trust, Series 2021-KIND, Class A, 4.700% (1-Month TSFR + 1.064%) due 8/15/38(b)(c)	2,878,262
2,100,000	KSL Commercial Mortgage Trust, Series 2026-HT3, Class A, 5.100% (1-Month TSFR + 1.500%) due 6/15/43(b)(c)	2,101,315
	LBTY Commercial Mortgage Trust:
565,000	Series 2026-225L, Class A, 4.593% due 2/10/43(b)(c)	555,889
270,000	Series 2026-225L, Class B, 4.885% due 2/10/43(b)(c)	266,223
	Legacy Mortgage Asset Trust:
248,562	Series 2021-GS2, Class A1, step bond to yield, 5.750% due 4/25/61(b)	248,725
344,993	Series 2021-GS3, Class A1, step bond to yield, 5.750% due 7/25/61(b)	345,629
170,773	Series 2021-GS4, Class A1, step bond to yield, 5.650% due 11/25/60(b)	170,915
2,027,488	Lehman XS Trust, Series 2007-4N, Class 1A3, 4.179% (1-Month TSFR + 0.594%) due 3/25/47(c)	1,834,100
1,070,000	Life Mortgage Trust, Series 2022-BMR2, Class D, 6.169% (1-Month TSFR + 2.542%) due 5/15/39(b)(c)	839,950
5,874,274	Merrill Lynch Mortgage Investors Trust, Series 2006-AF1, Class AF1, 5.750% due 8/25/36	2,305,062
229,786	MFA Trust, Series 2021-NQM2, Class A1, 1.029% due 11/25/64(b)(c)	203,508
	Morgan Stanley Capital I Trust:
7,062,445	Series 2016-UB11, Class XA, 1.505% due 8/15/49(c)(d)	612
10,880,473	Series 2016-UB12, Class XA, 0.621% due 12/15/49(c)(d)	2,666
400,000	Series 2019-H7, Class AS, 3.524% due 7/15/52	379,080
20,263,126	Series 2019-L3, Class XA, 0.602% due 11/15/52(c)(d)	357,547
400,000	Series 2020-L4, Class B, 3.082% due 2/15/53	357,489
315,367	Series 2024-NSTB, Class A, 3.900% due 9/24/57(b)(c)	309,435
	Morgan Stanley Residential Mortgage Loan Trust:
899,716	Series 2026-DSC1, Class A1, 4.767% due 1/25/71(b)(c)	889,362
372,026	Series 2026-DSC1, Class A2, step bond to yield, 5.020% due 1/25/71(b)	368,360
508,801	Series 2026-NQM1, Class A1, 4.809% due 12/25/70(b)(c)	503,825
778,038	MSWF Commercial Mortgage Trust, Series 2023-2, Class XA, 0.917% due 12/15/56(c)(d)	40,821
230,000	MTN Commercial Mortgage Trust, Series 2026-LPFX, Class A, 5.153% due 5/15/43(b)(c)	230,085
1,350,000	National Commercial Mortgage Trust, Series 2026-IND, Class A, 5.000% (1-Month TSFR + 1.350%) due 6/15/43(b)(c)	1,352,108
	New Residential Mortgage Loan Trust:
186,125	Series 2021-NQ1R, Class A1, 0.943% due 7/25/55(b)(c)	170,372
663,529	Series 2021-NQM3, Class A1, 1.156% due 11/27/56(b)(c)	587,993
190,694	Series 2025-NQM7, Class A1, 5.010% due 10/26/65(b)(c)	189,555
815,949	Series 2025-NQM7, Class A2, step bond to yield, 5.264% due 10/26/65(b)	810,236
240,017	Series 2026-NQM1, Class A1, 4.824% due 11/25/65(b)(c)	237,789
217,000	NJ, Series 2025-WBRK, Class A, 5.867% due 3/5/35(b)(c)	222,198
622,288	NMLT Trust, Series 2021-INV1, Class A1, 1.185% due 5/25/56(b)(c)	539,705
430,000	NRTH Commercial Mortgage Trust, Series 2025-PARK, Class A, 5.020% (1-Month TSFR + 1.393%) due 10/15/40(b)(c)	430,537
	NXPT Commercial Mortgage Trust:
2,650,000	Series 2024-STOR, Class A, 4.312% due 11/5/41(b)(c)	2,598,862
130,000	Series 2024-STOR, Class B, 4.648% due 11/5/41(b)(c)	127,812
	NYC Commercial Mortgage Trust:
875,000	Series 2025-3BP, Class A, 4.840% (1-Month TSFR + 1.213%) due 2/15/42(b)(c)	874,453
240,000	Series 2026-1PARK, Class A, 4.875% (1-Month TSFR + 1.250%) due 2/15/43(b)(c)	239,775
270,000	Series 2026-1PARK, Class C, 5.475% (1-Month TSFR + 1.850%) due 2/15/43(b)(c)	270,668
200,000	Series 2026-7W34, Class A, 5.038% due 2/5/41(b)(c)	198,717
190,000	NYC Trust, Series 2026-9W57, Class B, 5.353% due 6/6/40(b)(c)	189,804

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Core Fixed Income Fund (continued)
Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Mortgage Securities - (continued)
	OBX Trust:
$422,822	Series 2021-NQM1, Class A1, 1.072% due 2/25/66(b)(c)	$375,850
515,744	Series 2026-NQM2, Class A1, 4.818% due 12/1/65(b)(c)	512,120
985,947	Series 2026-NQM6, Class A1, 5.063% due 4/26/66(b)(c)	981,706
960,909	Oceanview Mortgage Trust, Series 2026-1, Class A, 5.104% due 8/25/55(b)(c)	946,950
197,328	OLIT, Series 2025-HB2, Class A, 3.000% due 11/25/38(b)(c)	192,862
200,000	PENN Commercial Mortgage Trust, Series 2025-P11, Class B, 5.927% due 8/10/42(b)(c)	204,741
140,000	PLYM Commercial Mortgage Trust, Series 2026-IND, Class A, 4.877% (1-Month TSFR + 1.250%) due 3/15/43(b)(c)	140,087
	PRET Trust:
1,201,926	Series 2025-RPL6, Class A1, step bond to yield, 3.850% due 9/25/69(b)	1,121,683
872,654	Series 2026-RPL2, Class A1, step bond to yield, 4.500% due 6/25/70(b)	855,477
3,555,000	PRM7 Trust, Series 2025-PRM7, Class A, 4.363% due 11/10/42(b)(c)	3,467,392
	PRPM LLC:
201,651	Series 2025-5, Class A1, step bond to yield, 5.729% due 7/25/30(b)	201,115
520,051	Series 2025-6, Class A1, step bond to yield, 5.774% due 8/25/28(b)	519,111
359,071	Series 2025-7, Class A1, step bond to yield, 5.503% due 8/25/30(b)	357,602
600,468	Series 2026-1, Class A1, step bond to yield, 5.185% due 2/25/31(b)	594,472
229,691	PRPM Trust, Series 2026-RCF1, Class A1, step bond to yield, 4.845% due 1/25/56(b)	227,856
	Rali Trust:
766,375	Series 2005-QS13, Class 1A3, 5.500% due 9/25/35	606,946
2,358,807	Series 2006-QS17, Class A8, 6.000% due 12/25/36	1,975,565
39,635	RCO VIII Mortgage LLC, Series 2025-3, Class A1, step bond to yield, 6.435% due 5/25/30(b)	39,670
3,192,475	Residential Asset Securitization Trust, Series 2005-A8CB, Class A6, 5.000% due 7/25/35	1,453,468
	Residential Mortgage Loan Trust:
2,938,978	Series 2020-1, Class M1, 3.242% due 1/26/60(b)(c)	2,883,560
65,099	Series 2021-1R, Class A1, 0.859% due 1/25/65(b)(c)	63,397
	SFO Commercial Mortgage Trust:
200,000	Series 2021-555, Class A, 5.141% (1-Month TSFR + 1.514%) due 5/15/38(b)(c)	199,876
180,000	Series 2021-555, Class B, 5.491% (1-Month TSFR + 1.864%) due 5/15/38(b)(c)	179,831
5,238,000	SG Residential Mortgage Trust, Series 2021-2, Class B1, 4.038% due 12/25/61(b)(c)	4,001,817
530,000	SHOPS Commercial Mortgage Trust, Series 2026-CSTL, Class A, 4.971% due 5/5/39(b)(c)	527,288
1,455,000	SHR Trust, Series 2024-LXRY, Class A, 5.577% (1-Month TSFR + 1.950%) due 10/15/41(b)(c)	1,455,908
685,000	SLG Office Trust, Series 2026-OMA, Class A, 4.965% due 4/15/41(b)(c)	686,180
130,000	SMRT, Series 2022-MINI, Class C, 5.178% (1-Month TSFR + 1.550%) due 1/15/39(b)(c)	129,837
200,000	SPGN Trust, Series 2026-TFLM, Class A, 4.927% (1-Month TSFR + 1.300%) due 2/15/41(b)(c)	199,312
180,000	SREIT Trust, Series 2021-MFP2, Class C, 5.112% (1-Month TSFR + 1.485%) due 11/15/36(b)(c)	179,944
	Starwood Mortgage Residential Trust:
58,977	Series 2021-2, Class A1, 0.943% due 5/25/65(b)(c)	56,438
672,285	Series 2021-6, Class A1, 1.920% due 11/25/66(b)(c)	591,778
	Towd Point Mortgage Trust:
1,339,345	Series 2021-R1, Class A1, 2.918% due 11/30/60(b)(c)	1,196,859
2,079,143	Series 2022-4, Class A1, 3.750% due 9/25/62(b)	1,972,590
209,518	TRK Trust, Series 2021-INV1, Class A1, 1.153% due 7/25/56(b)(c)	188,928
	UBS Commercial Mortgage Trust:
3,513,730	Series 2017-C1, Class XA, 1.445% due 6/15/50(c)(d)	23,923
405,000	Series 2017-C6, Class B, 4.154% due 12/15/50(c)	373,892
113,000	VEGAS Trust, Series 2024-TI, Class A, 5.518% due 11/10/39(b)	113,110
	Verus Securitization Trust:
3,814,000	Series 2021-1, Class B1, 2.977% due 1/25/66(b)(c)	3,027,760
156,694	Series 2021-2, Class A1, 1.031% due 2/25/66(b)(c)	141,603
745,048	Series 2021-5, Class A1, 1.013% due 9/25/66(b)(c)	640,387
775,112	Series 2021-6, Class A1, 1.630% due 10/25/66(b)(c)	677,460
132,950	Series 2021-R2, Class A1, 0.918% due 2/25/64(b)(c)	127,081

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Core Fixed Income Fund (continued)
Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Mortgage Securities - (continued)
$675,714	Series 2022-1, Class A1, step bond to yield, 3.724% due 1/25/67(b)	$635,254
3,500,000	Series 2024-R1, Class M1, 5.899% due 9/25/69(b)(c)	3,491,244
73,535	VOLT C LLC, Series 2021-NPL9, Class A1, step bond to yield, 5.992% due 5/25/51(b)	73,547
	Wells Fargo Commercial Mortgage Trust:
788,904	Series 2016-BNK1, Class A3, 2.652% due 8/15/49	787,469
8,189,804	Series 2017-C38, Class XA, 0.889% due 7/15/50(c)(d)	57,888
405,000	Series 2017-C42, Class B, 4.002% due 12/15/50(c)	371,384
308,430	Series 2018-C45, Class ASB, 4.147% due 6/15/51	307,747
4,324,513	Series 2024-C63, Class XA, 1.002% due 8/15/57(c)(d)	288,412
261,000	Series 2025-5C6, Class AS, 5.582% due 10/15/58(c)	265,056
255,000	Series 2025-5C7, Class AS, 5.503% due 12/15/58	258,148
204,000	Series 2026-5C8, Class A3, 5.034% due 3/15/59	205,382
204,000	Series 2026-5C8, Class C, 5.554% due 3/15/59	197,987
	Total Mortgage Securities	269,687,328
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $322,446,601)	276,983,263
CORPORATE BONDS & NOTES - 17.1%
Basic Materials - 0.2%
141,000	ArcelorMittal SA, Senior Unsecured Notes, 6.000% due 6/17/34(f)	148,477
40,000	Arsenal AIC Parent LLC, Senior Secured Notes, 8.000% due 10/1/30(b)	41,911
225,000	BHP Billiton Finance USA Ltd., Company Guaranteed Notes, 4.900% due 2/28/33	226,232
200,000	CAP SA, Senior Unsecured Notes, 3.900% due 4/27/31	167,940
	Celanese US Holdings LLC, Company Guaranteed Notes:
45,000	6.500% due 4/15/30	46,148
40,000	6.750% due 4/15/33	41,267
20,000	Chemours Co., Company Guaranteed Notes, 7.875% due 3/15/34(b)	20,287
65,000	Cleveland-Cliffs Inc., Company Guaranteed Notes, 6.875% due 11/1/29(b)	66,460
200,000	CSN Resources SA, Company Guaranteed Notes, 5.875% due 4/8/32	126,669
20,000	FMC Corp., Senior Secured Notes, 8.000% due 6/1/31(b)	20,901
	Glencore Funding LLC, Company Guaranteed Notes:
420,000	5.371% due 4/4/29(b)	428,191
50,000	6.375% due 10/6/30(b)	52,952
95,000	2.850% due 4/27/31(b)	86,667
148,000	5.200% due 7/1/33(b)	148,571
60,000	6.500% due 10/6/33(b)	65,088
95,000	5.634% due 4/4/34(b)	97,873
200,000	Inversiones CMPC SA, Company Guaranteed Notes, 6.700% (5-Year CMT Index + 2.834%) due 12/9/57(b)(c)	197,600
200,000	Minsur SA, Senior Unsecured Notes, 4.500% due 10/28/31	190,343
35,000	Novelis Corp., Company Guaranteed Notes, 6.875% due 1/30/30(b)	35,963
60,000	Nutrien Ltd., Senior Unsecured Notes, 4.850% due 5/29/31	60,115
200,000	OCP SA, Senior Unsecured Notes, 6.750% due 5/2/34	210,195
35,000	Olin Corp., Senior Unsecured Notes, 6.625% due 4/1/33(b)	34,743
200,000	Orbia Advance Corp. SAB de CV, Company Guaranteed Notes, 5.875% due 9/17/44	158,958
90,000	Solstice Advanced Materials Inc., Senior Unsecured Notes, 5.625% due 9/30/33(b)	88,980
153,000	Suzano Netherlands BV, Company Guaranteed Notes, 5.500% due 1/15/36	148,788
	Vale Overseas Ltd., Company Guaranteed Notes:
121,000	6.400% due 6/28/54	123,641
200,000	6.000% (5-Year CMT Index + 2.431%) due 2/25/56(c)	200,580
75,000	Volcan Compania Minera SAA, Senior Secured Notes, 8.500% due 10/28/32(b)	77,175
65,000	WR Grace Holdings LLC, Senior Unsecured Notes, 5.625% due 8/15/29(b)	62,252
	Total Basic Materials	3,374,967
Communications - 2.4%
934,000	Airbnb Inc., Senior Unsecured Notes, 5.250% due 3/16/36	934,747
	Alphabet Inc., Senior Unsecured Notes:
35,000	5.350% due 11/15/45	34,177
375,000	5.300% due 5/15/65	347,292

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Core Fixed Income Fund (continued)
Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Communications - (continued)
$90,000	5.750% due 2/15/66	$89,305
425,000	5.700% due 11/15/75	415,418
144,436	Altice France SA, Senior Secured Notes, 6.875% due 7/15/32(b)	141,019
	Amazon.com Inc., Senior Unsecured Notes:
2,310,000	4.550% due 3/13/33	2,285,514
715,000	5.950% due 3/13/66	720,367
50,000	APLD ComputeCo LLC, Senior Secured Notes, 9.250% due 12/15/30(b)	53,972
124,000	AppLovin Corp., Senior Unsecured Notes, 5.375% due 12/1/31	126,200
	AT&T Inc., Senior Unsecured Notes:
1,986,000	2.250% due 2/1/32	1,735,323
3,495,000	2.550% due 12/1/33	2,961,401
370,000	3.500% due 9/15/53	244,677
43,000	6.050% due 8/15/56	42,493
110,000	6.300% due 10/30/66	110,461
147,000	Bell Telephone Co. of Canada or Bell Canada, Company Guaranteed Notes, 7.000% (5-Year CMT Index + 2.363%) due 9/15/55(c)	151,816
	CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes:
31,000	5.125% due 5/1/27(b)	30,980
140,000	4.750% due 3/1/30(b)	132,312
120,000	4.750% due 2/1/32(b)	106,980
50,000	4.250% due 1/15/34(b)(f)	41,764
20,000	7.375% due 2/1/36(b)(f)	19,516
	Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes:
165,000	6.550% due 6/1/34	169,290
4,055,000	6.384% due 10/23/35	4,081,598
196,000	3.500% due 3/1/42	135,032
300,000	5.375% due 5/1/47	242,021
825,000	5.750% due 4/1/48	694,021
335,000	5.125% due 7/1/49	257,733
265,000	4.800% due 3/1/50	196,630
80,000	4.400% due 12/1/61	51,225
75,000	Cipher Compute LLC, Senior Secured Notes, 7.125% due 11/15/30(b)	78,184
35,000	Clear Channel Outdoor Holdings Inc., Company Guaranteed Notes, 7.500% due 6/1/29(b)	35,123
65,000	Clear Channel Outdoor Holdings Inc., Senior Secured Notes, 7.125% due 2/15/31(b)	67,190
	Comcast Corp., Company Guaranteed Notes:
560,000	3.750% due 4/1/40	455,426
50,000	2.800% due 1/15/51	28,897
347,000	2.887% due 11/1/51	202,534
	Cox Communications Inc., Company Guaranteed Notes:
25,000	5.450% due 9/1/34(b)	23,863
245,000	5.950% due 9/1/54(b)	211,076
109,449	Digicel Group Holdings Ltd., Senior Secured Notes, zero coupon, due 12/31/30#(b)	1,972
105,000	Directv Financing LLC, Senior Secured Notes, 8.875% due 2/1/30(b)	107,660
	Directv Financing LLC/Directv Financing Co.-Obligor Inc., Senior Secured Notes:
6,000	5.875% due 8/15/27(b)	6,016
95,000	9.250% due 6/1/32(b)	97,530
	Discovery Global Holdings Inc., Company Guaranteed Notes:
75,000	4.054% due 3/15/29	71,825
35,000	4.279% due 3/15/32	30,930
55,000	5.050% due 3/15/42	40,288
100,000	DISH DBS Corp., Company Guaranteed Notes, 5.125% due 6/1/29	90,506
135,000	DISH DBS Corp., Senior Secured Notes, 5.750% due 12/1/28(b)	132,482
20,000	Embarq LLC, Senior Unsecured Notes, 7.995% due 6/1/36	5,400
268,000	Expedia Group Inc., Company Guaranteed Notes, 3.800% due 2/15/28	264,968
50,000	Flash Compute LLC, Senior Secured Notes, 7.250% due 12/31/30(b)	51,547
75,000	Getty Images Inc., Senior Secured Notes, 10.500% due 11/15/30(b)	66,281
45,000	Gray Media Inc., Secured Notes, 9.625% due 7/15/32(b)	44,384

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Core Fixed Income Fund (continued)
Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Communications - (continued)
$70,000	Gray Media Inc., Senior Secured Notes, 7.250% due 8/15/33(b)	$69,386
320,000	HUT 8 DC LLC, Senior Secured Notes, 6.192% due 11/15/42(b)	323,817
20,000	iHeartCommunications Inc., Senior Secured Notes, 9.125% due 5/1/29(b)	19,386
200,000	ION Platform Finance US Inc./ION Platform Finance SARL, Senior Secured Notes, 5.000% due 5/1/28(b)	187,114
135,000	Lamar Media Corp., Company Guaranteed Notes, 5.375% due 11/1/33(b)	132,969
6,000	Level 3 Financing Inc., Company Guaranteed Notes, 3.750% due 7/15/29(b)	5,805
90,000	Level 3 Financing Inc., Senior Secured Notes, 6.875% due 6/30/33(b)	92,703
150,000	Match Group Holdings II LLC, Senior Unsecured Notes, 5.000% due 12/15/27(b)	149,437
	McGraw-Hill Education Inc., Senior Secured Notes:
60,000	5.750% due 8/1/28(b)	59,651
50,000	7.375% due 9/1/31(b)	51,058
65,000	Meridian Arc Holdco LLC, Senior Secured Notes, 6.250% due 4/30/31(b)	65,334
	Meta Platforms Inc., Senior Unsecured Notes:
2,220,000	6.200% due 5/15/46	2,244,540
45,000	5.625% due 11/15/55	41,494
455,000	5.550% due 8/15/64	404,731
575,000	5.750% due 11/15/65	526,910
1,135,000	6.450% due 5/15/66	1,143,928
180,000	Millicom International Cellular SA, Senior Unsecured Notes, 6.250% due 3/25/29	181,270
	Motorola Solutions Inc., Senior Unsecured Notes:
122,000	5.200% due 8/15/32	123,728
60,000	5.500% due 9/1/44	58,128
65,000	Neptune Bidco US Inc., Senior Secured Notes, 10.375% due 5/15/31(b)	67,904
25,000	Nexstar Media Inc., Company Guaranteed Notes, 7.250% due 4/15/34(b)	25,157
70,000	Nexstar Media Inc., Senior Secured Notes, 6.500% due 9/15/33(b)	70,558
2,940,000	NTT Finance Corp., Senior Unsecured Notes, 5.171% due 7/16/32(b)	2,955,631
450,000	Orange SA, Senior Unsecured Notes, 4.250% due 1/13/31(b)	441,200
55,000	Outfront Media Capital LLC/Outfront Media Capital Corp., Senior Secured Notes, 7.375% due 2/15/31(b)	57,361
55,000	PR RNO Property Owner 1 LLC, Senior Secured Notes, 6.500% due 5/1/31(b)	55,075
184,000	QTS Fayetteville I Dc1-2 LLC/QTS TRS Fayetteville I DC1-2 LLC, Senior Secured Notes, 5.700% due 4/15/36(b)	179,104
20,000	Radiate Holdco LLC/Radiate Finance Inc., Senior Secured Notes, 4.500% due 9/15/26(b)	19,625
980,000	RD Michigan Property Owner I LLC, Senior Secured Notes, 7.500% due 3/30/45(b)	981,967
70,000	SE Cosmos LLC, Senior Secured Notes, 8.875% due 5/1/31(b)	73,216
75,000	SV RNO Property Owner 1 LLC, Senior Secured Notes, 5.875% due 3/1/31(b)	74,058
144,000	TELUS Corp., Junior Subordinated Notes, 7.000% (5-Year CMT Index + 2.709%) due 10/15/55(c)	148,219
	T-Mobile USA Inc., Company Guaranteed Notes:
360,000	2.550% due 2/15/31	327,647
4,701,000	2.875% due 2/15/31	4,335,820
145,000	5.500% due 1/15/55	135,591
93,000	5.250% due 6/15/55	83,656
72,000	5.875% due 11/15/55	70,841
283,000	Uber Technologies Inc., Senior Unsecured Notes, 4.800% due 9/15/34	276,946
55,000	Uniti Group LP/Uniti Group Finance 2019 Inc./CSL Capital LLC, Company Guaranteed Notes, 8.625% due 6/15/32(b)	57,659
60,000	Uniti Services LLC, Senior Secured Notes, 7.500% due 10/15/33(b)	63,144
90,000	Univision Communications Inc., Senior Secured Notes, 8.500% due 7/31/31(b)	90,606
176,000	VeriSign Inc., Senior Unsecured Notes, 5.250% due 6/1/32	178,470
123,000	Verizon Communications Inc., Junior Subordinated Notes, 6.200% (5-Year CMT Index + 2.042%) due 5/14/56(c)	124,853
182,000	Verizon Communications Inc., Senior Unsecured Notes, 5.750% due 11/30/45	179,444
144,000	Videotron Ltd., Company Guaranteed Notes, 5.700% due 1/15/35(b)	145,660
	Wayfair LLC, Senior Secured Notes:
50,000	7.250% due 10/31/29(b)	51,445
60,000	6.750% due 11/15/32(b)	60,949

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Core Fixed Income Fund (continued)
Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Communications - (continued)
$65,000	Windstream Services LLC/Windstream Escrow Finance Corp., Senior Secured Notes, 8.250% due 10/1/31(b)	$68,576
	Total Communications	35,949,137
Consumer Cyclical - 0.4%
70,000	Academy Ltd., Senior Secured Notes, 5.875% due 5/15/31(b)	70,432
130,000	Acushnet Co., Company Guaranteed Notes, 5.625% due 12/1/33(b)	128,984
35,000	Advance Auto Parts Inc., Company Guaranteed Notes, 7.375% due 8/1/33(b)	36,409
	American Axle & Manufacturing Inc., Company Guaranteed Notes:
60,000	5.000% due 10/1/29	58,709
45,000	7.750% due 10/15/33(b)	45,124
40,000	American Axle & Manufacturing Inc., Senior Secured Notes, 6.375% due 10/15/32(b)	40,149
60,000	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Unsecured Notes, 4.625% due 4/1/30(b)	56,926
141,000	AutoZone Inc., Senior Unsecured Notes, 5.125% due 6/15/30	143,299
80,000	Beach Acquisition Bidco LLC, Senior Unsecured Notes, 10.000% due 7/15/33(b)(g)	88,468
	Carnival Corp., Ltd, Company Guaranteed Notes:
49,000	5.125% due 5/1/29(b)	48,941
130,000	5.750% due 8/1/32(b)	131,324
50,000	6.125% due 2/15/33(b)	50,639
100,000	Clarios Global LP/Clarios US Finance Co., Company Guaranteed Notes, 6.750% due 9/15/32(b)	102,435
	Clarios Global LP/Clarios US Finance Co., Senior Secured Notes:
140,000	6.750% due 5/15/28(b)	142,574
90,000	6.750% due 2/15/30(b)	93,037
50,000	Cougar JV Subsidiary LLC, Senior Unsecured Notes, 8.000% due 5/15/32(b)	52,369
75,000	Dealer Tire LLC/DT Issuer LLC, Senior Unsecured Notes, 8.000% due 2/1/28(b)	74,107
66,350	Dexko Global Inc., Company Guaranteed Notes, 7.500% due 4/15/32(b)(h)	57,379
40,000	Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Company Guaranteed Notes, 6.750% due 1/15/30(b)	39,026
85,000	Ford Motor Co., Senior Unsecured Notes, 3.250% due 2/12/32	75,425
40,000	Full House Resorts Inc., Senior Secured Notes, 8.250% due 2/15/28(b)(f)	39,100
70,000	Gates Corp., Company Guaranteed Notes, 6.875% due 7/1/29(b)	72,067
150,000	General Motors Financial Co., Inc., Senior Unsecured Notes, 4.600% due 1/8/31	148,542
55,000	Goodyear Tire & Rubber Co., Company Guaranteed Notes, 5.250% due 7/15/31	48,823
70,000	Group 1 Automotive Inc., Company Guaranteed Notes, 6.375% due 1/15/30(b)	71,168
85,000	Hilton Domestic Operating Co., Inc., Company Guaranteed Notes, 5.750% due 9/15/33(b)	85,753
255,000	Hyundai Capital America, Senior Unsecured Notes, 5.300% due 1/8/29(b)	258,615
200,000	InRetail Consumer, Senior Secured Notes, 3.250% due 3/22/28	192,934
20,000	Installed Building Products Inc., Company Guaranteed Notes, 5.625% due 2/1/34(b)	19,635
30,000	JetBlue Airways Corp./JetBlue Loyalty LP, Senior Secured Notes, 9.875% due 9/20/31(b)	27,595
40,000	K Hovnanian Enterprises Inc., Company Guaranteed Notes, 8.000% due 4/1/31(b)	40,431
85,000	Las Vegas Sands Corp., Senior Unsecured Notes, 5.650% due 5/18/33	85,569
30,000	LBM Acquisition LLC, Senior Secured Notes, 9.500% due 6/15/31(b)	25,119
175,000	Life Time Inc., Senior Secured Notes, 6.000% due 11/15/31(b)	177,535
	Light & Wonder International Inc., Company Guaranteed Notes:
65,000	7.250% due 11/15/29(b)	66,468
100,000	6.250% due 10/1/33(b)	98,893
60,000	Lindblad Expeditions LLC, Senior Secured Notes, 7.000% due 9/15/30(b)	61,747
81,000	Lowe’s Cos., Inc., Senior Unsecured Notes, 5.625% due 4/15/53	77,864
	Marriott International Inc., Senior Unsecured Notes:
150,000	4.500% due 10/15/31	148,443
145,000	5.300% due 5/15/34	146,945
80,000	Mattamy Group Corp., Senior Unsecured Notes, 4.625% due 3/1/30(b)	76,730
126,000	McDonald’s Corp., Senior Unsecured Notes, 5.450% due 8/14/53	120,369
115,000	Michaels Cos., Inc., Senior Secured Notes, 8.500% due 3/15/33(b)	112,274
	NCL Corp., Ltd, Senior Unsecured Notes:
30,000	5.875% due 1/15/31(b)	28,992
40,000	6.250% due 9/15/33(b)	38,351

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Core Fixed Income Fund (continued)
Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Consumer Cyclical - (continued)
$55,000	Newell Brands Inc., Senior Unsecured Notes, 6.375% due 5/15/30(f)	$54,266
45,000	Nissan Motor Acceptance Co. LLC, Senior Unsecured Notes, 5.625% due 9/29/28(b)	44,927
130,000	Ontario Gaming GTA LP/OTG Co.-Issuer Inc., Senior Secured Notes, 8.000% due 8/1/30(b)	126,067
136,000	O’Reilly Automotive Inc., Senior Unsecured Notes, 5.000% due 8/19/34	134,864
45,000	Penn Entertainment Inc., Company Guaranteed Notes, 6.750% due 4/1/31(b)	44,812
40,000	Qnity Electronics Inc., Company Guaranteed Notes, 6.250% due 8/15/33(b)	40,789
50,000	QXO Building Products Inc., Senior Secured Notes, 6.750% due 4/30/32(b)	50,948
50,000	Rivers Enterprise Borrower LLC, Senior Secured Notes, 6.250% due 10/15/30(b)	50,395
145,000	Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp., Senior Secured Notes, 6.625% due 2/1/33(b)	147,124
	Royal Caribbean Cruises Ltd., Senior Unsecured Notes:
72,000	5.375% due 7/15/27(b)	72,259
127,000	5.375% due 1/15/36	126,316
25,000	Sabre Financial Borrower LLC, Senior Secured Notes, 11.125% due 6/15/29(b)	26,023
	Sabre GLBL Inc., Senior Secured Notes:
17,000	10.750% due 11/15/29(b)	15,266
23,000	10.750% due 3/15/30(b)	20,332
60,000	Staples Inc., Senior Secured Notes, 10.750% due 9/1/29(b)	57,083
20,000	Starz Capital Holdings LLC, Company Guaranteed Notes, 5.500% due 4/15/29(b)	18,106
55,000	Station Casinos LLC, Company Guaranteed Notes, 6.625% due 3/15/32(b)	55,806
20,000	SWF Holdings I Corp., Senior Unsecured Notes, 6.500% due 10/1/29(b)	2,563
100,000	Taylor Morrison Communities Inc., Company Guaranteed Notes, 5.750% due 11/15/32(b)	100,485
135,000	United Airlines Holdings Inc., Company Guaranteed Notes, 5.375% due 3/1/31	133,517
45,000	Vail Resorts Inc., Company Guaranteed Notes, 6.500% due 5/15/32(b)	45,845
170,000	Victra Holdings LLC/Victra Finance Corp., Senior Secured Notes, 8.750% due 9/15/29(b)	175,830
400,000	Viking Cruises Ltd., Company Guaranteed Notes, 5.875% due 10/15/33(b)	400,801
81,000	Voyager Parent LLC, Senior Secured Notes, 9.250% due 7/1/32(b)	85,897
45,000	Whirlpool Corp., Senior Unsecured Notes, 6.500% due 6/15/33(f)	40,841
155,000	Wyndham Hotels & Resorts Inc., Company Guaranteed Notes, 4.375% due 8/15/28(b)	152,834
	Total Consumer Cyclical	6,029,714
Consumer Non-cyclical - 1.3%
200,000	1261229 BC Ltd., Senior Secured Notes, 10.000% due 4/15/32(b)	204,763
267,000	AbbVie Inc., Senior Unsecured Notes, 4.700% due 5/14/45	238,871
219,000	Adani International Container Terminal Pvt Ltd., Senior Secured Notes, 3.000% due 2/16/31(b)	203,555
200,000	Adani Ports & Special Economic Zone Ltd., Senior Unsecured Notes, 3.100% due 2/2/31	181,023
140,000	Allied Universal Holdco LLC, Senior Secured Notes, 7.875% due 2/15/31(b)	146,370
259,000	Amgen Inc., Senior Unsecured Notes, 5.750% due 3/2/63	251,404
	Augusta SpinCo Corp., Company Guaranteed Notes:
285,000	4.656% due 3/23/31	283,378
165,000	4.945% due 3/23/33	164,492
61,000	5.245% due 3/23/36	60,978
179,000	Bacardi Ltd./Bacardi-Martini BV, Senior Unsecured Notes, 5.400% due 6/15/33(b)	178,539
	BAT Capital Corp., Company Guaranteed Notes:
160,000	5.834% due 2/20/31	167,050
144,000	5.625% due 8/15/35	148,618
178,000	4.540% due 8/15/47	146,708
170,000	Bausch + Lomb Corp., Senior Secured Notes, 8.375% due 10/1/28(b)	175,525
15,000	Bausch Health Cos., Inc., Company Guaranteed Notes, 5.250% due 1/30/30(b)	9,211
158,000	Block Financial LLC, Company Guaranteed Notes, 5.375% due 9/15/32	155,479
173,000	Bunge Ltd. Finance Corp., Company Guaranteed Notes, 4.650% due 9/17/34	167,793
85,000	Campbell’s Co., Senior Unsecured Notes, 5.400% due 3/21/34	82,522
	Cardinal Health Inc., Senior Unsecured Notes:
390,000	5.000% due 11/15/29	394,889
370,000	4.500% due 9/15/30	367,018
136,000	4.600% due 3/15/43	118,089
20,000	4.500% due 11/15/44	16,896

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Core Fixed Income Fund (continued)
Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Consumer Non-cyclical - (continued)
$70,000	Centene Corp., Senior Unsecured Notes, 4.625% due 12/15/29	$68,178
35,000	CHS/Community Health Systems Inc., Secured Notes, 6.875% due 4/15/29(b)	34,627
	CHS/Community Health Systems Inc., Senior Secured Notes:
70,000	6.000% due 1/15/29(b)	69,300
29,000	4.750% due 2/15/31(b)	26,664
70,000	CVS Health Corp., Junior Subordinated Notes, 6.750% (5-Year CMT Index + 2.516%) due 12/10/54(c)	72,984
130,000	Dcli Bidco LLC, 2nd Mortgage Notes, 7.750% due 11/15/29(b)	133,730
	Element Fleet Management Corp., Senior Unsecured Notes:
148,000	4.800% due 5/29/29(b)	148,243
143,000	5.037% due 3/25/30(b)	144,259
425,000	4.641% due 11/24/30(b)	420,725
152,000	Eli Lilly & Co., Senior Unsecured Notes, 5.600% due 5/20/56	152,458
70,000	Encompass Health Corp., Company Guaranteed Notes, 5.875% due 6/1/34(b)	70,433
150,000	ERAC USA Finance LLC, Company Guaranteed Notes, 5.250% due 4/30/36(b)	149,927
149,020	Fideicomiso PA Pacifico Tres, Senior Secured Notes, 8.250% due 1/15/35	152,328
80,000	Garda World Security Corp., Senior Secured Notes, 6.500% due 1/15/31(b)	81,371
90,000	Garda World Security Corp., Senior Unsecured Notes, 8.250% due 8/1/32(b)	92,297
143,000	GE HealthCare Technologies Inc., Senior Unsecured Notes, 4.800% due 1/15/31	143,364
145,000	Graham Holdings Co., Company Guaranteed Notes, 5.625% due 12/1/33(b)	142,416
	Herc Holdings Inc., Company Guaranteed Notes:
50,000	7.000% due 6/15/30(b)	51,954
30,000	5.750% due 3/15/31(b)	29,997
30,000	6.000% due 3/15/34(b)	29,812
	Humana Inc., Senior Unsecured Notes:
205,000	5.950% due 3/15/34	212,101
140,000	5.550% due 5/1/35	140,164
122,000	Illumina Inc., Senior Unsecured Notes, 4.750% due 12/12/30	121,726
35,000	Industrial F&B Investments III Inc., Senior Secured Notes, 7.750% due 2/11/33(b)	35,701
60,000	IQVIA Inc., Company Guaranteed Notes, 6.250% due 6/1/32(b)	61,296
50,000	J&F LUXEMBOURG FINANCE SARL, Senior Unsecured Notes, 8.500% due 12/1/32(b)	50,355
	JBS NV/JBS USA Foods Group Holdings Inc./JBS USA Food Co. Holdings, Senior Unsecured Notes:
18,000	6.750% due 3/15/34	19,600
201,000	5.625% due 3/10/37(b)	200,397
115,000	7.250% due 11/15/53	125,922
200,000	6.250% due 3/1/56	195,591
560,000	6.375% due 4/15/66	547,299
200,000	JSW Infrastructure Ltd., Senior Secured Notes, 4.950% due 1/21/29	198,634
	Keurig Dr Pepper Inc., Company Guaranteed Notes:
155,000	3.950% due 4/15/29	152,184
12,000	3.200% due 5/1/30	11,300
225,000	4.600% due 5/15/30	224,018
431,000	2.250% due 3/15/31	383,401
123,000	5.200% due 3/15/31	124,602
235,000	4.050% due 4/15/32	224,284
229,000	5.300% due 3/15/34	229,292
45,000	5.150% due 5/15/35	44,316
148,000	Kroger Co., Senior Unsecured Notes, 5.650% due 9/15/64	139,167
270,000	Laboratory Corp. of America Holdings, Company Guaranteed Notes, 4.550% due 4/1/32	266,416
35,000	LifePoint Health Inc., Senior Secured Notes, 7.000% due 5/1/34(b)	34,176
45,000	LifePoint Health Inc., Senior Unsecured Notes, 10.000% due 6/1/32(b)	46,072
	Mars Inc., Senior Unsecured Notes:
115,000	5.000% due 3/1/32(b)	116,205
2,585,000	5.200% due 3/1/35(b)	2,602,403
740,000	5.650% due 5/1/45(b)	733,765
154,000	5.700% due 5/1/55(b)	151,915

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Core Fixed Income Fund (continued)
Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Consumer Non-cyclical - (continued)
$35,000	Mavis Tire Express Services Topco Corp., Senior Unsecured Notes, 6.500% due 5/15/29(b)	$34,962
254,000	Medline Borrower LP, Company Guaranteed Notes, 5.250% due 10/1/29(b)	253,565
74,000	Medline Borrower LP/Medline Co.-Issuer Inc., Senior Secured Notes, 5.250% due 6/15/33(b)	74,029
184,000	Merck & Co., Inc., Company Guaranteed Notes, 5.700% due 9/15/55	184,337
35,000	Performance Food Group Inc., Company Guaranteed Notes, 5.625% due 3/1/34(b)	34,202
	Philip Morris International Inc., Senior Unsecured Notes:
425,000	4.375% due 11/1/27	425,928
220,000	5.125% due 2/15/30	224,169
105,000	5.125% due 2/13/31	107,303
180,000	4.750% due 11/1/31	180,822
493,000	5.375% due 2/15/33	507,622
129,000	5.250% due 2/13/34	131,389
123,000	4.875% due 4/29/36	120,747
	Post Holdings Inc., Company Guaranteed Notes:
85,000	6.375% due 3/1/33(b)	84,755
5,000	6.250% due 10/15/34(b)	4,955
85,000	Primo Water Holdings Inc./Triton Water Holdings Inc., Company Guaranteed Notes, 6.250% due 4/1/29(b)	85,213
196,116	Prumo Participacoes e Investimentos S/A, Senior Secured Notes, 7.500% due 12/31/31	200,041
283,000	Quest Diagnostics Inc., Senior Unsecured Notes, 5.000% due 12/15/34	281,935
31,664	Radiology Partners Inc., Secured Notes, 9.781% due 2/15/30(b)(g)	30,791
50,000	Radiology Partners Inc., Senior Secured Notes, 8.500% due 7/15/32(b)	51,250
150,000	Rollins Inc., Company Guaranteed Notes, 5.250% due 2/24/35	149,848
	Royalty Pharma PLC, Company Guaranteed Notes:
129,000	5.150% due 9/2/29	130,922
88,000	5.950% due 9/25/55	87,859
280,000	Rutas 2 & 7 Finance Ltd., Senior Secured Notes, zero coupon, due 9/30/36#	212,800
50,000	Select Medical Corp., Company Guaranteed Notes, 6.250% due 12/1/32(b)	48,688
146,000	Solventum Corp., Senior Unsecured Notes, 5.600% due 3/23/34	149,753
	Tenet Healthcare Corp., Senior Secured Notes:
120,000	6.125% due 6/15/30	121,131
15,000	5.500% due 11/15/32(b)	14,939
15,000	Tenet Healthcare Corp., Senior Unsecured Notes, 6.000% due 11/15/33(b)	15,146
147,000	Teva Pharmaceutical Finance Co. LLC, Company Guaranteed Notes, 6.150% due 2/1/36	154,972
331,000	Thermo Fisher Scientific Inc., Senior Unsecured Notes, 4.473% due 10/7/32	325,913
153,000	Triton Container International Ltd./TAL International Container Corp., Company Guaranteed Notes, 5.150% due 2/15/33	150,491
227,000	United Natural Foods Inc., Company Guaranteed Notes, 6.750% due 10/15/28(b)	227,633
60,000	United Rentals North America Inc., Company Guaranteed Notes, 5.375% due 11/15/33(b)	59,250
45,000	Upbound Group Inc., Company Guaranteed Notes, 6.375% due 2/15/29(b)	44,536
145,000	US Foods Inc., Company Guaranteed Notes, 5.750% due 4/15/33(b)	144,793
144,000	Verisk Analytics Inc., Senior Unsecured Notes, 5.250% due 6/5/34	144,094
40,000	Veritiv Operating Co., Senior Secured Notes, 10.500% due 11/30/30(b)	41,041
41,000	Viatris Inc., Company Guaranteed Notes, 3.850% due 6/22/40	32,041
	VSP Optical Group Inc., Company Guaranteed Notes:
62,000	5.400% due 6/1/33(b)	62,055
149,000	5.450% due 12/1/35(b)	147,440
40,000	VT Topco Inc., Senior Secured Notes, 8.500% due 8/15/30(b)(f)	41,079
170,000	Wand NewCo 3 Inc., Senior Secured Notes, 7.625% due 1/30/32(b)	175,836
59,000	Zoetis Inc., Senior Unsecured Notes, 4.700% due 2/1/43	52,666
	Total Consumer Non-cyclical	19,223,481
Energy - 2.3%
210,909	Acu Petroleo Luxembourg SARL, Senior Secured Notes, 7.500% due 1/13/32	216,564
161,500	Adani Renewable Energy RJ Ltd./Kodangal Solar Parks Pvt Ltd./Wardha Solar Maharash, Senior Secured Notes, 4.625% due 10/15/39	137,006

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Core Fixed Income Fund (continued)
Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Energy - (continued)
$105,000	Aethon United BR LP/Aethon United Finance Corp., Senior Unsecured Notes, 7.500% due 10/1/29(b)	$109,526
250,000	AI Candelaria -spain- SA, Senior Secured Notes, 5.750% due 6/15/33	225,473
106,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., Company Guaranteed Notes, 5.750% due 7/1/34(b)	104,727
105,000	Archrock Partners LP/Archrock Partners Finance Corp., Company Guaranteed Notes, 6.625% due 9/1/32(b)	107,493
123,000	Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor Inc., Company Guaranteed Notes, 5.000% due 6/15/36	121,148
	BP Capital Markets America Inc., Company Guaranteed Notes:
2,790,000	4.812% due 2/13/33	2,787,837
2,690,000	4.893% due 9/11/33	2,691,113
200,000	BPRL International Singapore Pte Ltd., Company Guaranteed Notes, 4.375% due 1/18/27	199,623
90,000	Buckeye Partners LP, Senior Unsecured Notes, 6.875% due 7/1/29(b)	92,786
60,000	Caturus Energy LLC, Company Guaranteed Notes, 7.125% due 5/15/31(b)	59,925
	Cheniere Energy Inc., Senior Unsecured Notes:
263,000	4.625% due 10/15/28	262,866
288,000	5.650% due 4/15/34	296,608
12,000	6.000% due 7/30/56(b)	11,981
87,000	Cheniere Energy Partners LP, Company Guaranteed Notes, 6.050% due 11/30/56(b)	87,910
	Chord Energy Corp., Company Guaranteed Notes:
35,000	6.000% due 10/1/30(b)	35,436
60,000	6.750% due 3/15/33(b)	61,602
125,000	CNX Midstream Partners LP, Company Guaranteed Notes, 4.750% due 4/15/30(b)	120,680
50,000	CNX Resources Corp., Company Guaranteed Notes, 5.875% due 3/1/34(b)	49,220
87,000	Colonial Enterprises Inc., Company Guaranteed Notes, 5.627% due 11/15/35(b)	87,215
	Columbia Pipelines Holding Co. LLC, Senior Unsecured Notes:
50,000	5.097% due 10/1/31(b)	50,286
280,000	4.999% due 11/17/32(b)	278,276
	ConocoPhillips Co., Company Guaranteed Notes:
121,000	3.800% due 3/15/52	89,380
245,000	4.025% due 3/15/62	179,473
200,000	Cosan Overseas Ltd., Company Guaranteed Notes, 8.250%(i)	198,350
20,000	Crescent Energy Finance LLC, Company Guaranteed Notes, 7.875% due 4/15/32(b)	20,499
	Diamondback Energy Inc., Company Guaranteed Notes:
300,000	5.400% due 4/18/34	307,005
35,000	6.250% due 3/15/53	36,409
150,000	5.900% due 4/18/64	148,489
158,000	Eastern Energy Gas Holdings LLC, Senior Unsecured Notes, 5.650% due 10/15/54	150,987
300,000	Ecopetrol SA, Senior Unsecured Notes, 5.875% due 11/2/51	218,224
74,000	Enbridge Inc., Company Guaranteed Notes, 5.450% due 3/27/36	74,988
145,000	Energy Transfer LP, Junior Subordinated Notes, 7.125% (5-Year CMT Index + 5.306%)(c)(i)	149,692
	Energy Transfer LP, Senior Unsecured Notes:
20,000	6.400% due 12/1/30	21,308
3,354,000	4.900% due 3/15/35	3,286,702
1,683,000	5.950% due 10/1/43	1,660,052
111,000	5.000% due 5/15/50	94,526
265,000	Eni SpA, Senior Unsecured Notes, 5.250% due 5/18/36(b)	262,576
180,000	Equinor ASA, Company Guaranteed Notes, 3.700% due 4/6/50	135,721
200,000	Esentia Energy Development SAB de CV, Company Guaranteed Notes, 6.125% due 7/30/33(b)	199,700
77,000	Expand Energy Corp., Company Guaranteed Notes, 4.750% due 2/1/32	75,569
200,000	Greensaif Pipelines Bidco SARL, Senior Secured Notes, 6.129% due 2/23/38	206,715
105,000	Gulfport Energy Operating Corp., Company Guaranteed Notes, 6.750% due 9/1/29(b)	107,733
	Harvest Midstream I LP, Senior Unsecured Notes:
100,000	7.500% due 5/15/32(b)	103,904

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Core Fixed Income Fund (continued)
Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Energy - (continued)
$60,000	6.750% due 5/15/34(b)	$61,600
85,000	Hilcorp Energy I LP/Hilcorp Finance Co., Senior Unsecured Notes, 7.250% due 2/15/35(b)	86,234
66,000	Kinder Morgan Energy Partners LP, Company Guaranteed Notes, 6.950% due 1/15/38	74,151
	Kodiak Gas Services LLC, Company Guaranteed Notes:
25,000	6.500% due 10/1/33(b)	25,442
25,000	6.750% due 10/1/35(b)	25,694
	Matador Resources Co., Company Guaranteed Notes:
90,000	6.500% due 4/15/32(b)	91,201
60,000	6.000% due 4/15/34(b)	59,284
	MPLX LP, Senior Unsecured Notes:
115,000	4.800% due 2/15/31	114,928
1,527,000	5.000% due 1/15/33	1,521,184
390,000	5.500% due 6/1/34	396,186
76,000	5.300% due 4/1/36	75,165
	Nabors Industries Inc., Company Guaranteed Notes:
50,000	9.125% due 1/31/30(b)	52,390
65,000	7.625% due 11/15/32(b)	67,759
30,000	NGL Energy Operating LLC/NGL Energy Finance Corp., Senior Secured Notes, 8.125% due 2/15/29(b)	31,172
62,000	NGPL PipeCo LLC, Senior Unsecured Notes, 5.600% due 8/15/36(b)	62,064
	ONEOK Inc., Company Guaranteed Notes:
65,000	4.750% due 10/15/31	64,612
240,000	6.050% due 9/1/33	252,625
540,000	5.050% due 11/1/34	531,657
80,000	5.700% due 11/1/54	74,588
70,000	Par Petroleum LLC, Company Guaranteed Notes, 7.375% due 6/1/34(b)	71,646
200,000	Parex Resources Inc., Company Guaranteed Notes, 8.500% due 5/11/31(b)	205,885
	PBF Holding Co. LLC/PBF Finance Corp., Company Guaranteed Notes:
25,000	6.000% due 2/15/28	25,010
30,000	7.250% due 6/1/34(b)	29,866
136,000	Permian Resources Operating LLC, Company Guaranteed Notes, 6.250% due 2/1/33(b)	139,724
133,360	Peru LNG Srl, Senior Unsecured Notes, 5.375% due 3/22/30	130,117
200,000	Saudi Arabian Oil Co., Senior Unsecured Notes, 6.375% due 6/2/55(b)	203,719
65,000	SM Energy Co., Senior Unsecured Notes, 7.000% due 8/1/32(b)	66,587
25,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Company Guaranteed Notes, 6.750% due 3/15/34(b)	25,544
65,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Senior Unsecured Notes, 7.375% due 2/15/29(b)	67,106
130,000	Targa Resources Corp., Company Guaranteed Notes, 4.350% due 4/15/31	127,345
125,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Company Guaranteed Notes, 4.000% due 1/15/32	119,156
6,275,000	Tennessee Gas Pipeline Co. LLC, Company Guaranteed Notes, 2.900% due 3/1/30(b)	5,888,051
74,000	TransCanada PipeLines Ltd., Junior Subordinated Notes, 6.375% (5-Year CMT Index + 2.117%) due 10/17/56(c)	74,729
20,000	Transocean International Ltd., Company Guaranteed Notes, 7.875% due 10/15/32(b)	21,338
	Venture Global LNG Inc., Senior Secured Notes:
95,000	8.125% due 6/1/28(b)	97,112
50,000	8.375% due 6/1/31(b)	52,029
30,000	9.875% due 2/1/32(b)	32,076
	Venture Global Plaquemines LNG LLC, Senior Secured Notes:
50,000	6.125% due 12/15/30(b)	51,358
15,000	7.500% due 5/1/33(b)	16,554
50,000	6.500% due 1/15/34(b)	52,275
52,000	Viper Energy Partners LLC, Company Guaranteed Notes, 4.900% due 8/1/30	51,839
50,000	Vista Energy Argentina SAU, Senior Unsecured Notes, 8.500% due 6/10/33(b)	53,250
80,000	WBI Operating LLC, Senior Unsecured Notes, 6.500% due 10/15/33(b)	81,021
90,000	Weatherford International Ltd., Company Guaranteed Notes, 6.750% due 10/15/33(b)	92,611
3,175,000	Western Midstream Operating LP, Company Guaranteed Notes, 7.250% due 4/1/30(b)	3,343,592

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Core Fixed Income Fund (continued)
Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Energy - (continued)
$75,000	Western Midstream Operating LP, Senior Unsecured Notes, 5.500% due 12/15/35	$74,704
	Williams Cos., Inc., Senior Unsecured Notes:
2,800,000	5.650% due 3/15/33	2,894,608
185,000	5.150% due 3/15/36	182,681
146,000	5.950% due 3/15/56	145,328
35,000	YPF SA, Senior Unsecured Notes, step bond to yield, 7.000% due 9/30/33	35,147
	Total Energy	34,043,247
Financial - 6.4%
75,000	Acrisure LLC/Acrisure Finance Inc., Senior Secured Notes, 6.750% due 7/1/32(b)	72,424
35,000	Acrisure LLC/Acrisure Finance Inc., Senior Unsecured Notes, 6.000% due 8/1/29(b)	32,818
196,000	Agree LP, Company Guaranteed Notes, 5.625% due 6/15/34	201,863
70,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Senior Secured Notes, 6.500% due 10/1/31(b)	70,164
190,000	Allstate Corp., Senior Unsecured Notes, 4.500% due 6/15/43	164,370
210,000	American Express Co., Senior Unsecured Notes, 5.085% (SOFRRATE + 1.020%) due 1/30/31(c)	213,214
184,000	American Express Co., Subordinated Notes, 5.412% (5-Year CMT Index + 1.150%) due 2/8/41(c)	183,595
	American Tower Corp., Senior Unsecured Notes:
1,680,000	3.950% due 3/15/29	1,653,518
2,618,000	2.100% due 6/15/30	2,370,875
225,000	2.300% due 9/15/31	199,153
265,000	5.550% due 7/15/33	273,079
104,000	3.700% due 10/15/49	76,231
100,000	AmWINS Group Inc., Senior Unsecured Notes, 4.875% due 6/30/29(b)	96,498
50,000	Anywhere Real Estate Group LLC/Anywhere Co.-Issuer Corp., Secured Notes, 7.000% due 4/15/30(b)	50,431
35,000	Anywhere Real Estate Group LLC/Realogy Co.-Issuer Corp., Company Guaranteed Notes, 5.250% due 4/15/30(b)	33,618
40,000	Anywhere Real Estate Group LLC/Realogy Co.-Issuer Corp., Secured Notes, 9.750% due 4/15/30(b)	43,090
	Ares Strategic Income Fund, Senior Unsecured Notes:
265,000	5.800% due 9/9/30(b)	261,246
420,000	5.150% due 1/15/31(b)	402,726
365,000	5.550% due 4/15/31(b)	355,523
79,000	Arthur J Gallagher & Co., Senior Unsecured Notes, 4.850% due 12/15/29	79,662
25,000	Asurion LLC/Asurion Co.-Issuer Inc., Secured Notes, 8.375% due 2/1/34(b)	24,434
25,000	Asurion LLC/Asurion Co.-Issuer Inc., Senior Secured Notes, 8.000% due 12/31/32(b)	26,070
202,000	Athene Global Funding, Secured Notes, 2.550% due 11/19/30(b)	179,818
105,000	Athene Global Funding, Senior Secured Notes, 5.526% due 7/11/31(b)	105,596
210,000	Athene Holding Ltd., Senior Unsecured Notes, 5.875% due 1/15/34	213,712
196,000	Aviation Capital Group LLC, Senior Unsecured Notes, 5.375% due 7/15/29(b)	198,704
290,000	Avolon Holdings Funding Ltd., Company Guaranteed Notes, 5.750% due 3/1/29(b)	296,426
	Azorra Finance Ltd., Company Guaranteed Notes:
55,000	7.750% due 4/15/30(b)	57,158
70,000	7.250% due 1/15/31(b)	71,533
200,000	Banco Davivienda SA, Subordinated Notes, 8.125% (5-Year CMT Index + 4.588%) due 7/2/35(b)(c)	202,619
250,000	Banco de Credito del Peru SA, Subordinated Notes, 3.250% (5-Year CMT Index + 2.450%) due 9/30/31(c)	247,475
200,000	Banco Internacional del Peru SAA Interbank, Subordinated Notes, 6.397% (5-Year CMT Index + 2.067%) due 4/30/35(c)	204,422
200,000	Banco Mercantil del Norte SA/Grand Cayman, Junior Subordinated Notes, 8.375% (5-Year CMT Index + 4.072%)(c)(i)	207,750
200,000	Banco Nacional de Mexico SA, Subordinated Notes, 6.697% (5-Year CMT Index + 2.682%) due 8/7/36(b)(c)	199,580
150,000	Banco Santander Chile, Senior Unsecured Notes, 4.550% due 11/20/30(b)	148,125
200,000	Banco Santander SA, Senior Non-Preferred Notes, 4.867% due 4/15/31	198,858

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Core Fixed Income Fund (continued)
Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Financial - (continued)
$71,000	Bank of America Corp., Junior Subordinated Notes, 6.625% (5-Year CMT Index + 2.684%)(c)(i)	$73,378
	Bank of America Corp., Senior Unsecured Notes:
4,535,000	1.922% (SOFRRATE + 1.370%) due 10/24/31(c)	4,024,809
2,615,000	2.687% (SOFRRATE + 1.320%) due 4/22/32(c)	2,373,922
200,000	2.972% (SOFRRATE + 1.330%) due 2/4/33(c)	180,843
102,000	5.468% (SOFRRATE + 1.650%) due 1/23/35(c)	104,304
	Bank of America Corp., Subordinated Notes:
124,000	5.744% (SOFRRATE + 1.697%) due 2/12/36(c)	126,767
55,000	5.489% (SOFRRATE + 1.572%) due 4/23/37(c)	54,748
200,000	Bank of Ireland Group PLC, Senior Unsecured Notes, 4.997% (SOFRRATE + 1.160%) due 11/12/32(b)(c)	199,834
250,000	Bank of Montreal, Senior Unsecured Notes, 5.298% (SOFRRATE + 1.208%) due 6/2/37(c)	250,380
122,000	Bank of New York Mellon Corp., Junior Subordinated Notes, 5.625% (5-Year CMT Index + 2.034%)(c)(i)	121,375
	Bank of New York Mellon Corp., Senior Unsecured Notes:
365,000	4.026% (SOFRRATE + 0.634%) due 1/22/30(c)	360,883
226,000	5.060% (SOFRRATE + 1.230%) due 7/22/32(c)	229,847
2,996,000	Bank of Nova Scotia, Senior Unsecured Notes, 4.813% (SOFRRATE + 1.045%) due 2/2/34(c)	2,957,320
5,000,000	Barclays PLC, Senior Unsecured Notes, 4.972% (3-Month USD-SOFR + 1.902%) due 5/16/29(c)	5,029,211
200,000	BBVA Mexico SA Institucion de Banca Multiple Grupo Financiero BBVA Mexico/TX, Subordinated Notes, 8.125% (5-Year CMT Index + 4.214%) due 1/8/39(c)	214,696
	Blackstone Private Credit Fund, Senior Unsecured Notes:
190,000	5.950% due 7/16/29	190,187
160,000	5.950% due 5/15/31	157,944
250,000	BPCE SA, Senior Non-Preferred Notes, 5.773% (SOFRRATE + 1.627%) due 6/2/37(b)(c)	251,404
61,000	Brown & Brown Inc., Senior Unsecured Notes, 6.250% due 6/23/55	61,236
400,000	CaixaBank SA, Senior Non-Preferred Notes, 4.818% (SOFRRATE + 1.210%) due 4/22/32(b)(c)	397,602
	Charles Schwab Corp., Senior Unsecured Notes:
75,000	4.744% (SOFRRATE + 0.780%) due 5/21/30(c)	75,395
75,000	4.343% (SOFRRATE + 0.940%) due 11/14/31(c)	73,886
74,000	Citigroup Inc., Junior Subordinated Notes, 6.875% (5-Year CMT Index + 2.890%)(c)(i)	75,477
	Citigroup Inc., Senior Unsecured Notes:
270,000	4.952% (SOFRRATE + 1.463%) due 5/7/31(c)	271,783
316,000	4.503% (SOFRRATE + 1.171%) due 9/11/31(c)	312,640
6,930,000	2.520% (SOFRRATE + 1.177%) due 11/3/32(c)	6,154,221
314,000	3.057% (SOFRRATE + 1.351%) due 1/25/33(c)	284,830
90,000	CRC Insurance Group LLC, Senior Secured Notes, 7.125% due 6/1/31(b)	90,253
236,000	Equinix Inc., Senior Unsecured Notes, 2.950% due 9/15/51	148,904
230,000	Equitable America Global Funding, Secured Notes, 4.700% due 9/15/32(b)	224,131
194,000	Essential Properties LP, Company Guaranteed Notes, 5.400% due 12/1/35	192,113
141,000	Extra Space Storage LP, Company Guaranteed Notes, 5.400% due 6/15/35	142,358
182,000	First Industrial LP, Company Guaranteed Notes, 5.250% due 1/15/31	184,161
50,000	Freedom Mortgage Holdings LLC, Senior Unsecured Notes, 8.375% due 4/1/32(b)	50,770
300,000	GA Global Funding Trust, Secured Notes, 5.200% due 12/9/31(b)	295,500
86,000	Gabx Leasing LLC, Company Guaranteed Notes, 4.625% due 4/15/31(b)	84,876
105,000	GGAM Finance Ltd., Company Guaranteed Notes, 6.875% due 4/15/29(b)	107,799
285,000	Global Aircraft Leasing Co., Ltd., Senior Secured Notes, 8.750% due 9/1/27(b)	291,289
	Global Atlantic Finance Co., Company Guaranteed Notes:
320,000	3.125% due 6/15/31(b)	286,989
15,000	7.950% due 6/15/33(b)	16,666
330,000	Globe Life Inc., Senior Unsecured Notes, 4.800% due 6/15/32	325,965
122,000	GLP Capital LP/GLP Financing II Inc., Company Guaranteed Notes, 5.625% due 3/1/36	119,765

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Core Fixed Income Fund (continued)
Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Financial - (continued)
$67,000	Goldman Sachs Group Inc., Junior Subordinated Notes, 6.850% (5-Year CMT Index + 2.461%)(c)(i)	$68,708
	Goldman Sachs Group Inc., Senior Unsecured Notes:
140,000	5.049% (SOFRRATE + 1.210%) due 7/23/30(c)	141,301
350,000	4.692% (SOFRRATE + 1.135%) due 10/23/30(c)	349,447
245,000	5.207% (SOFRRATE + 1.078%) due 1/28/31(c)	248,247
190,000	5.218% (SOFRRATE + 1.580%) due 4/23/31(c)	192,782
152,000	4.369% (SOFRRATE + 1.060%) due 10/21/31(c)	148,983
23,000	4.516% (SOFRRATE + 0.960%) due 1/21/32(c)	22,645
55,000	2.615% (SOFRRATE + 1.281%) due 4/22/32(c)	49,535
395,000	4.972% (SOFRRATE + 1.030%) due 6/3/32(c)	395,930
870,000	5.094% (SOFRRATE + 1.340%) due 4/20/34(c)	868,180
150,000	4.939% (SOFRRATE + 1.330%) due 10/21/36(c)	145,690
115,000	5.065% (SOFRRATE + 1.190%) due 1/21/37(c)	112,500
154,000	Guardian Life Global Funding, Senior Secured Notes, 4.327% due 10/6/30(b)	152,038
70,000	Hightower Holding LLC, Company Guaranteed Notes, 6.750% due 4/15/29(b)	69,831
	HSBC Holdings PLC, Senior Unsecured Notes:
200,000	5.240% (SOFRRATE + 1.570%) due 5/13/31(c)	202,543
205,000	4.619% (SOFRRATE + 1.190%) due 11/6/31(c)	202,506
350,000	4.675% (SOFRRATE + 1.210%) due 3/10/32(c)	345,466
275,000	5.208% (SOFRRATE + 1.320%) due 5/12/34(c)	274,518
65,000	HUB International Ltd., Senior Secured Notes, 7.250% due 6/15/30(b)	66,719
89,000	Huntington Bancshares Inc., Subordinated Notes, 2.487% (5-Year CMT Index + 1.170%) due 8/15/36(c)	76,725
200,000	Industrial Subordinated Trust 2 0, Subordinated Notes, 6.550% (5-Year CMT Index + 2.864%) due 4/15/36(c)	202,700
415,000	Intercontinental Exchange Inc., Senior Unsecured Notes, 2.650% due 9/15/40	300,863
80,000	Iron Mountain Inc., Company Guaranteed Notes, 7.000% due 2/15/29(b)	81,667
	JPMorgan Chase & Co., Senior Unsecured Notes:
330,000	4.505% (SOFRRATE + 0.860%) due 10/22/28(c)	330,516
340,000	5.299% (SOFRRATE + 1.450%) due 7/24/29(c)	345,114
355,000	5.581% (SOFRRATE + 1.160%) due 4/22/30(c)	364,061
565,000	4.995% (SOFRRATE + 1.125%) due 7/22/30(c)	570,415
200,000	5.140% (SOFRRATE + 1.010%) due 1/24/31(c)	203,132
775,000	5.103% (SOFRRATE + 1.435%) due 4/22/31(c)	787,880
180,000	4.255% (SOFRRATE + 0.930%) due 10/22/31(c)	176,545
5,000,000	2.545% (SOFRRATE + 1.180%) due 11/8/32(c)	4,459,587
1,975,000	5.336% (SOFRRATE + 1.620%) due 1/23/35(c)	2,004,644
75,000	4.946% (SOFRRATE + 1.340%) due 10/22/35(c)	74,039
154,000	4.810% (SOFRRATE + 1.190%) due 10/22/36(c)	149,459
132,000	JPMorgan Chase & Co., Subordinated Notes, 5.576% (SOFRRATE + 1.635%) due 7/23/36(c)	134,148
45,000	LFS Topco LLC, Senior Unsecured Notes, 8.750% due 7/15/30(b)	44,798
125,000	Liberty Mutual Group Inc., Company Guaranteed Notes, 5.250% due 5/1/36(b)	123,501
74,000	Marsh & McLennan Cos., Inc., Senior Unsecured Notes, 4.950% due 3/15/36	72,871
560,000	Morgan Stanley Private Bank N.A., Senior Unsecured Notes, 4.213% (SOFRRATE + 0.762%) due 2/8/30(c)	553,841
	Morgan Stanley, Senior Unsecured Notes:
35,000	5.449% (SOFRRATE + 1.630%) due 7/20/29(c)	35,617
305,000	4.238% (SOFRRATE + 0.800%) due 1/9/30(c)	301,647
190,000	4.654% (SOFRRATE + 1.100%) due 10/18/30(c)	189,330
15,000	5.230% (SOFRRATE + 1.108%) due 1/15/31(c)	15,224
1,180,000	2.699% (SOFRRATE + 1.143%) due 1/22/31(c)	1,098,499
75,000	4.356% (SOFRRATE + 1.074%) due 10/22/31(c)	73,602
165,000	4.708% (SOFRRATE + 1.195%) due 3/12/32(c)	163,490
200,000	4.809% (SOFRRATE + 1.180%) due 4/16/32(c)	199,150
95,000	5.466% (SOFRRATE + 1.730%) due 1/18/35(c)	96,857
3,675,000	5.831% (SOFRRATE + 1.580%) due 4/19/35(c)	3,823,371

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Core Fixed Income Fund (continued)
Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Financial - (continued)
$3,055,000	5.320% (SOFRRATE + 1.555%) due 7/19/35(c)	$3,085,599
105,000	5.296% (SOFRRATE + 1.410%) due 4/10/37(c)	104,716
	Morgan Stanley, Subordinated Notes:
70,000	5.948% (5-Year CMT Index + 2.430%) due 1/19/38(c)	72,431
137,000	5.942% (5-Year CMT Index + 1.800%) due 2/7/39(c)	141,603
	Navient Corp., Senior Unsecured Notes:
30,000	5.000% due 3/15/27	29,822
30,000	7.875% due 6/15/32	27,905
66,000	New York Life Insurance Co., Subordinated Notes, 6.750% due 11/15/39(b)	73,612
161,000	Omega Healthcare Investors Inc., Company Guaranteed Notes, 3.375% due 2/1/31	149,543
	OneMain Finance Corp., Company Guaranteed Notes:
45,000	7.500% due 5/15/31	46,391
65,000	6.500% due 3/15/33	63,478
1,320,000	Ontario Teachers’ Cadillac Fairview Properties Trust, Senior Unsecured Notes, 2.500% due 10/15/31(b)	1,167,723
200,000	Oversea-Chinese Banking Corp., Ltd, Subordinated Notes, 4.602% (5-Year CMT Index + 1.575%) due 6/15/32(c)	199,675
75,000	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer, Company Guaranteed Notes, 7.000% due 2/1/30(b)	76,789
	PennyMac Financial Services Inc., Company Guaranteed Notes:
45,000	4.250% due 2/15/29(b)	42,977
80,000	7.875% due 12/15/29(b)	83,067
35,000	6.875% due 5/15/32(b)	34,268
155,000	Phillips Edison Grocery Center Operating Partnership I LP, Company Guaranteed Notes, 5.250% due 8/15/32	157,108
	PNC Financial Services Group Inc., Senior Unsecured Notes:
1,510,000	5.068% (SOFRRATE + 1.933%) due 1/24/34(c)	1,514,562
2,100,000	5.676% (SOFRRATE + 1.902%) due 1/22/35(c)	2,168,549
96,000	5.373% (SOFRRATE + 1.417%) due 7/21/36(c)	96,940
63,000	PNC Financial Services Group Inc., Subordinated Notes, 5.423% (5-Year CMT Index + 1.170%) due 1/25/41(c)	61,917
165,000	Principal Financial Group Inc., Company Guaranteed Notes, 5.300% due 1/15/37	164,938
146,000	Progressive Corp., Senior Unsecured Notes, 5.150% due 3/26/36	146,073
	Prologis Targeted US Logistics Fund LP, Company Guaranteed Notes:
135,000	4.250% due 1/15/31(b)	132,076
300,000	4.750% due 1/15/36(b)	288,234
345,000	Realty Income Corp., Senior Unsecured Notes, 4.500% due 2/1/33	336,719
	RHP Hotel Properties LP/RHP Finance Corp., Company Guaranteed Notes:
80,000	6.500% due 6/15/33(b)	82,289
60,000	5.750% due 3/15/34(b)	59,525
45,000	Rocket Cos., Inc., Company Guaranteed Notes, 6.375% due 8/1/33(b)	45,698
304,000	Royal Bank of Canada, Senior Unsecured Notes, 4.305% (SOFRRATE + 0.980%) due 11/3/31(c)	298,981
82,000	Sabra Health Care LP, Company Guaranteed Notes, 3.200% due 12/1/31	74,477
3,415,000	SBA Tower Trust, Asset Backed, 1.631% due 11/15/26(b)	3,372,480
40,000	Service Properties Trust, Company Guaranteed Notes, 8.875% due 6/15/32	41,322
60,000	Service Properties Trust, Senior Secured Notes, zero coupon, due 9/30/27#(b)	55,713
415,000	Societe Generale SA, Senior Non-Preferred Notes, 5.371% (SOFRRATE + 1.284%) due 5/27/32(b)(c)	419,066
75,000	Starwood Property Trust Inc., Company Guaranteed Notes, 5.250% due 10/15/28(b)	74,805
	Starwood Property Trust Inc., Senior Unsecured Notes:
70,000	7.250% due 4/1/29(b)	72,593
35,000	6.000% due 4/15/30(b)	35,303
27,000	Store Capital LLC, Senior Unsecured Notes, 4.950% due 2/11/31	26,727
	Synchrony Financial, Senior Unsecured Notes:
435,000	5.450% (SOFRRATE + 1.680%) due 3/6/31(c)	435,842
30,000	2.875% due 10/28/31	26,454
205,000	4.947% (SOFRRATE + 1.530%) due 2/25/32(c)	200,246

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Core Fixed Income Fund (continued)
Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Financial - (continued)
$270,000	6.000% (SOFRRATE + 2.070%) due 7/29/36(c)	$270,852
150,000	Toronto-Dominion Bank, Senior Unsecured Notes, 4.928% due 10/15/35	147,457
66,000	Travelers Cos., Inc., Senior Unsecured Notes, 4.600% due 8/1/43	58,794
	Truist Financial Corp., Senior Unsecured Notes:
270,000	5.153% (SOFRRATE + 1.571%) due 8/5/32(c)	273,023
3,295,000	5.122% (SOFRRATE + 1.852%) due 1/26/34(c)	3,296,507
	UBS Group AG, Senior Unsecured Notes:
3,400,000	3.091% (SOFRRATE + 1.730%) due 5/14/32(b)(c)	3,121,064
1,850,000	2.746% (1-Year CMT Index + 1.100%) due 2/11/33(b)(c)	1,639,251
5,160,000	UDR Inc., Company Guaranteed Notes, 3.200% due 1/15/30	4,920,554
200,000	United Overseas Bank Ltd., Subordinated Notes, 2.000% (5-Year CMT Index + 1.230%) due 10/14/31(c)	198,081
1,145,000	US Bancorp, Senior Unsecured Notes, 4.839% (SOFRRATE + 1.600%) due 2/1/34(c)	1,131,012
60,000	Walker & Dunlop Inc., Company Guaranteed Notes, 6.625% due 4/1/33(b)	60,654
	Wells Fargo & Co., Senior Unsecured Notes:
452,000	4.844% (SOFRRATE + 0.970%) due 5/20/32(c)	451,626
355,000	3.350% (SOFRRATE + 1.500%) due 3/2/33(c)	326,880
5,845,000	5.389% (SOFRRATE + 2.020%) due 4/24/34(c)	5,951,020
147,000	5.211% (SOFRRATE + 1.380%) due 12/3/35(c)	147,157
83,000	Willis North America Inc., Company Guaranteed Notes, 4.550% due 3/15/31	81,899
135,000	XHR LP, Company Guaranteed Notes, 6.625% due 5/15/30(b)	138,164
	Total Financial	95,699,932
Industrial - 0.9%
70,000	AAR Escrow Issuer LLC, Company Guaranteed Notes, 6.750% due 3/15/29(b)	71,909
45,000	Advanced Drainage Systems Inc., Company Guaranteed Notes, 5.375% due 3/1/34(b)	43,839
107,000	Amphenol Corp., Senior Unsecured Notes, 5.300% due 11/15/55	101,271
141,000	Arrow Electronics Inc., Senior Unsecured Notes, 5.875% due 4/10/34	145,331
15,000	Artera Services LLC, Senior Secured Notes, 8.500% due 2/15/31(b)(f)	13,698
206,729	Bioceanico Sovereign Certificate Ltd., Senior Secured Notes, zero coupon, due 6/5/34#	171,072
	Boeing Co., Senior Unsecured Notes:
125,000	3.200% due 3/1/29	120,657
101,000	2.950% due 2/1/30	95,250
300,000	5.150% due 5/1/30	304,767
110,000	6.388% due 5/1/31	117,347
52,000	5.705% due 5/1/40	53,014
	Builders FirstSource Inc., Company Guaranteed Notes:
65,000	6.375% due 3/1/34(b)	64,945
50,000	6.750% due 5/15/35(b)	50,498
155,000	Burlington Northern Santa Fe LLC, Senior Unsecured Notes, 5.500% due 3/15/55	150,717
155,000	CCL Industries Inc., Senior Unsecured Notes, 3.050% due 6/1/30(b)	145,396
200,000	Cemex SAB de CV, Subordinated Notes, 7.200% (5-Year CMT Index + 3.520%)(c)(i)	205,780
95,000	Clydesdale Acquisition Holdings Inc., Senior Secured Notes, 6.750% due 4/15/32(b)	91,314
77,000	CNH Industrial Capital LLC, Company Guaranteed Notes, 4.375% due 3/7/31	75,484
105,000	Columbus McKinnon Corp., Senior Secured Notes, 7.125% due 2/1/33(b)	106,407
149,000	CRH America Finance Inc., Company Guaranteed Notes, 4.400% due 2/9/31	147,065
314,000	CSX Corp., Senior Unsecured Notes, 3.800% due 11/1/46	243,949
115,000	Danaos Corp., Company Guaranteed Notes, 6.875% due 10/15/32(b)	118,632
115,000	EMRLD Borrower LP/Emerald Co.-Issuer Inc., Senior Secured Notes, 6.625% due 12/15/30(b)	117,571
55,000	Energizer Holdings Inc., Company Guaranteed Notes, 6.000% due 9/15/33(b)	52,426
76,000	Flex Ltd., Senior Unsecured Notes, 5.375% due 11/13/35	74,824
93,000	GATX Corp., Senior Unsecured Notes, 5.200% due 3/15/44	86,018
49,000	GE Vernova Inc., Senior Unsecured Notes, 5.500% due 2/4/56	47,510
210,000	Genesee & Wyoming Inc., Senior Secured Notes, 6.250% due 4/15/32(b)	213,164
135,000	GFL Environmental Holdings US Inc., Company Guaranteed Notes, 5.500% due 2/1/34(b)	131,852
55,000	Goat Holdco LLC, Senior Secured Notes, 6.750% due 2/1/32(b)	55,969
30,000	GrafTech Finance Inc., Secured Notes, 4.625% due 12/23/29(b)	20,737
115,000	Griffon Corp., Company Guaranteed Notes, 5.750% due 3/1/28	114,974

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Core Fixed Income Fund (continued)
Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Industrial - (continued)
	Honeywell Aerospace Inc., Company Guaranteed Notes:
$1,715,000	4.267% (SOFRRATE + 0.630%) due 3/16/29(b)(c)	$1,710,811
124,000	4.950% due 3/16/36(b)	122,655
62,000	Jabil Inc., Senior Unsecured Notes, 4.750% due 2/1/33	60,621
247,000	Jacobs Solutions Inc., Company Guaranteed Notes, 5.375% due 3/3/36	241,798
59,000	Kennametal Inc., Senior Unsecured Notes, 5.800% due 5/28/36	59,789
218,558	Lima Metro Line 2 Finance Ltd., Senior Secured Notes, 5.875% due 7/5/34	223,102
151,000	Lockheed Martin Corp., Senior Unsecured Notes, 5.000% due 8/15/35	152,130
145,000	Madison IAQ LLC, Senior Unsecured Notes, 5.875% due 6/30/29(b)	144,983
144,000	MasTec Inc., Senior Unsecured Notes, 5.900% due 6/15/29	148,173
105,000	Miter Brands Acquisition Holdco Inc./MIWD Borrower LLC, Senior Secured Notes, 6.750% due 4/1/32(b)	103,242
157,000	Molex Electronic Technologies LLC, Senior Unsecured Notes, 5.250% due 4/30/32(b)	159,993
138,806	MV24 Capital BV, Senior Secured Notes, 6.748% due 6/1/34	140,188
	Northrop Grumman Corp., Senior Unsecured Notes:
120,000	4.650% due 7/15/30	120,507
96,000	4.030% due 10/15/47	76,401
259,000	5.200% due 6/1/54	240,936
72,000	nVent Finance SARL, Company Guaranteed Notes, 5.650% due 5/15/33	74,040
	Penske Truck Leasing Co. LP/PTL Finance Corp., Senior Unsecured Notes:
125,000	6.050% due 8/1/28(b)	128,475
279,000	5.250% due 2/1/30(b)	282,736
125,000	4.550% due 1/15/31(b)	123,542
40,000	PODS LLC, Senior Secured Notes, 8.750% due 5/15/31(b)	38,820
85,000	Quikrete Holdings Inc., Senior Unsecured Notes, 6.750% due 3/1/33(b)	86,222
95,000	Seaspan Corp., Senior Unsecured Notes, 5.500% due 8/1/29(b)	90,853
305,000	Simpar Europe SA, Company Guaranteed Notes, 5.200% due 1/26/31	260,165
71,000	Sonoco Products Co., Senior Unsecured Notes, 4.600% due 9/1/29	70,877
59,000	Spirit AeroSystems Inc., Company Guaranteed Notes, 4.600% due 6/15/28	58,966
65,000	Standard Building Solutions Inc., Company Guaranteed Notes, 5.875% due 3/15/34(b)	63,375
50,000	Standard Building Solutions Inc., Senior Unsecured Notes, 6.500% due 8/15/32(b)	50,747
20,000	Star Leasing Co. LLC, Secured Notes, 7.625% due 2/15/30(b)	19,382
139,000	Textron Inc., Senior Unsecured Notes, 5.500% due 5/15/35	141,710
90,000	TransDigm Inc., Company Guaranteed Notes, 6.375% due 5/31/33(b)	90,864
	TransDigm Inc., Senior Secured Notes:
135,000	6.875% due 12/15/30(b)	139,161
5,000	6.250% due 1/31/34(b)	5,117
10,000	TransDigm Inc., Senior Subordinated Notes, 6.750% due 1/31/34(b)	10,248
30,000	Trident TPI Holdings Inc., Company Guaranteed Notes, 12.750% due 12/31/28(b)	30,240
	Veralto Corp., Company Guaranteed Notes:
95,000	5.500% due 9/18/26	95,265
73,000	5.450% due 9/18/33	74,830
210,000	Veralto Corp., Senior Unsecured Notes, 4.850% due 1/15/32	210,300
449,000	Vertiv Group Corp., Senior Secured Notes, 4.125% due 11/15/28(b)	443,556
55,000	Vertiv Holdings Co., Senior Unsecured Notes, 5.800% due 3/15/56	54,212
119,000	Waste Connections Inc., Senior Unsecured Notes, 5.250% due 9/1/35	121,145
110,000	Watco Cos LLC/Watco Finance Corp., Senior Unsecured Notes, 7.125% due 8/1/32(b)	113,325
	WESCO Distribution Inc., Company Guaranteed Notes:
35,000	6.375% due 3/15/33(b)	35,963
50,000	5.500% due 4/15/34(b)	49,636
	Westinghouse Air Brake Technologies Corp., Company Guaranteed Notes:
497,000	4.900% due 5/29/30	501,876
310,000	5.611% due 3/11/34	319,420
2,400,000	WRKCo Inc., Company Guaranteed Notes, 3.900% due 6/1/28	2,371,931
182,000	WSP Global Inc., Company Guaranteed Notes, 5.039% due 9/18/31(b)	181,194
170,000	XPO Inc., Company Guaranteed Notes, 7.125% due 6/1/31(b)	175,445
84,000	Xylem Inc., Senior Unsecured Notes, 5.200% due 6/1/33	85,264

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Core Fixed Income Fund (continued)
Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Industrial - (continued)
$197,340	Yinson Bergenia Production BV, Senior Secured Notes, 8.498% due 1/31/45(b)	$209,741
	Total Industrial	14,067,359
Technology - 0.8%
40,000	Amentum Holdings Inc., Company Guaranteed Notes, 7.250% due 8/1/32(b)	41,405
85,000	AthenaHealth Group Inc., Senior Unsecured Notes, 6.500% due 2/15/30(b)	81,936
265,000	Broadcom Inc., Senior Unsecured Notes, 4.200% due 10/15/30	261,026
35,000	CACI International Inc., Company Guaranteed Notes, 6.375% due 6/15/33(b)	35,795
50,000	Cloud Software Group Inc., Secured Notes, 9.000% due 9/30/29(b)	49,406
	Cloud Software Group Inc., Senior Secured Notes:
65,000	6.500% due 3/31/29(b)	64,503
35,000	6.625% due 8/15/33(b)	31,857
65,000	CoreWeave Inc., Company Guaranteed Notes, 9.250% due 6/1/30(b)	66,315
67,000	Dell Inc., Senior Unsecured Notes, 6.500% due 4/15/38	72,686
45,000	Dell International LLC/EMC Corp., Company Guaranteed Notes, 5.100% due 2/15/36	44,818
50,000	Ellucian Holdings Inc., Senior Secured Notes, 6.500% due 12/1/29(b)	49,336
595,000	Foundry JV Holdco LLC, Senior Secured Notes, 6.150% due 1/25/32(b)	625,762
	Intel Corp., Senior Unsecured Notes:
40,000	5.200% due 2/10/33	40,576
116,000	5.300% due 5/15/36	115,853
130,000	4.100% due 5/11/47	100,323
370,000	3.734% due 12/8/47	268,262
260,000	3.250% due 11/15/49	170,862
125,000	4.750% due 3/25/50	104,026
125,000	5.050% due 8/5/62	104,961
357,000	Kyndryl Holdings Inc., Senior Unsecured Notes, 4.100% due 10/15/41	257,872
120,000	Marvell Technology Inc., Company Guaranteed Notes, 5.300% due 4/15/36	120,051
25,000	McAfee Corp., Senior Unsecured Notes, 7.375% due 2/15/30(b)	21,378
	NVIDIA Corp., Senior Unsecured Notes:
100,000	2.850% due 4/1/30	94,923
445,000	3.500% due 4/1/40	372,314
117,000	NXP BV/NXP Funding LLC/NXP USA Inc., Company Guaranteed Notes, 4.850% due 8/19/32	116,193
60,000	OAK-Eagle Acquireco Inc., Senior Secured Notes, 7.250% due 7/1/33(b)	62,571
30,000	OAK-Eagle Acquireco Inc., Senior Unsecured Notes, 8.750% due 7/1/34(b)	31,705
	Oracle Corp., Senior Unsecured Notes:
840,000	4.800% due 9/26/32	807,165
50,000	4.900% due 2/6/33	48,065
360,000	5.350% due 5/4/33	354,342
106,000	4.300% due 7/8/34	95,936
330,000	4.700% due 9/27/34	306,522
250,000	3.800% due 11/15/37	202,752
874,000	3.600% due 4/1/50	546,294
115,000	3.950% due 3/25/51	75,542
89,000	5.550% due 2/6/53	73,631
141,000	5.375% due 9/27/54	113,048
40,000	6.000% due 8/3/55	35,073
55,000	5.500% due 9/27/64	43,522
100,000	6.125% due 8/3/65	86,634
95,000	6.100% due 9/26/65	82,004
435,000	6.850% due 2/4/66	416,683
162,000	Qorvo Inc., Company Guaranteed Notes, 3.375% due 4/1/31(b)	148,387
46,000	Roper Technologies Inc., Senior Unsecured Notes, 4.250% due 9/15/28	45,715
	Salesforce Inc., Senior Unsecured Notes:
4,105,000	5.200% due 3/15/33	4,129,716
120,000	6.700% due 3/15/66	124,389
285,000	ServiceNow Inc., Senior Unsecured Notes, 5.050% due 5/15/33	286,363
160,000	UKG Inc., Senior Secured Notes, 6.875% due 2/1/31(b)	157,235
	Total Technology	11,585,733

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Core Fixed Income Fund (continued)
Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Utilities - 2.4%
$200,000	Adani Electricity Mumbai Ltd., Senior Secured Notes, 3.949% due 2/12/30	$189,196
127,000	Adani Transmission Step-One Ltd., Senior Secured Notes, 4.250% due 5/21/36	115,384
	AEP Texas Inc., Senior Unsecured Notes:
76,000	5.450% due 5/15/29	77,815
54,000	5.200% due 4/15/36	53,139
	Alabama Power Co., Senior Unsecured Notes:
390,000	4.300% due 3/15/31	384,876
175,000	3.450% due 10/1/49	123,977
74,000	Alliant Energy Corp., Junior Subordinated Notes, 5.750% (5-Year CMT Index + 2.077%) due 4/1/56(c)	73,163
	Arizona Public Service Co., Senior Unsecured Notes:
190,000	5.700% due 8/15/34	197,111
302,000	5.900% due 8/15/55	302,664
1,100,000	Berkshire Hathaway Energy Co., Senior Unsecured Notes, 5.950% due 5/15/37	1,165,274
255,000	Black Hills Corp., Senior Unsecured Notes, 6.000% due 1/15/35	265,842
215,000	Brooklyn Union Gas Co., Senior Unsecured Notes, 4.866% due 8/5/32(b)	210,413
198,268	Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy, Senior Secured Notes, 7.875% due 2/15/39(b)	209,853
257,000	CenterPoint Energy Inc., Senior Unsecured Notes, 5.400% due 6/1/29	263,092
87,000	CenterPoint Energy Resources Corp., Senior Unsecured Notes, 1.750% due 10/1/30	77,358
194,174	Chile Electricity Lux Mpc II SARL, Government Guaranteed Notes, 5.672% due 10/20/35(b)	197,821
172,000	Chile Electricity Lux Mpc SARL, Government Guaranteed Notes, 6.010% due 1/20/33	177,134
148,053	Chile Electricity PEC SpA, Senior Secured Notes, zero coupon, due 1/25/28#(b)	135,839
100,000	Cleco Corporate Holdings LLC, Senior Unsecured Notes, 3.375% due 9/15/29	94,550
71,000	CMS Energy Corp., Junior Subordinated Notes, 6.500% (5-Year CMT Index + 1.961%) due 6/1/55(c)	72,978
285,000	Commonwealth Edison Co., 1st Mortgage Notes, 5.950% due 6/1/55	290,326
	Consolidated Edison Co. of New York Inc., Senior Unsecured Notes:
250,000	3.200% due 12/1/51	166,079
80,000	5.500% due 3/15/55	76,450
185,000	5.750% due 11/15/55	183,107
122,000	Constellation Energy Generation LLC, Senior Unsecured Notes, 4.400% due 1/15/31	120,353
86,000	Consumers Energy Co., 1st Mortgage Notes, 4.500% due 1/15/31	85,695
3,025,000	Dominion Energy Inc., Senior Unsecured Notes, 3.375% due 4/1/30	2,894,764
245,000	Duke Energy Carolinas LLC, 1st Mortgage Notes, 5.300% due 2/15/40	243,397
	Duke Energy Corp., Senior Unsecured Notes:
585,000	2.550% due 6/15/31	529,565
85,000	5.450% due 6/15/34	87,010
385,000	4.950% due 9/15/35	377,874
98,000	5.000% due 8/15/52	85,177
203,000	5.800% due 6/15/54	197,424
65,000	Duke Energy Ohio Inc., 1st Mortgage Notes, 5.550% due 3/15/54	62,581
	Duke Energy Progress LLC, 1st Mortgage Notes:
140,000	5.050% due 3/15/35	140,408
110,000	5.550% due 3/15/55	106,964
	Edison International, Senior Unsecured Notes:
210,000	6.250% due 3/15/30	216,509
250,000	4.800% due 3/15/31	243,456
158,000	Electricite de France SA, Senior Unsecured Notes, 5.250% due 4/22/36(b)	155,370
200,000	Empresas Publicas de Medellin ESP, Senior Unsecured Notes, 4.375% due 2/15/31	181,053
144,000	Entergy Corp., Junior Subordinated Notes, 7.125% (5-Year CMT Index + 2.670%) due 12/1/54(c)	149,325
61,000	Essential Utilities Inc., Senior Unsecured Notes, 5.125% due 3/15/36	60,194
	Eversource Energy, Senior Unsecured Notes:
135,000	4.450% due 12/15/30	132,906
195,000	5.125% due 5/15/33	195,171

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Core Fixed Income Fund (continued)
Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Utilities - (continued)
$198,101	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, Senior Secured Notes, 7.250% due 1/31/41	$201,529
85,000	FirstEnergy Corp., Senior Unsecured Notes, 3.900% due 7/15/27	84,462
200,000	Generadora de Gatun SA, Senior Secured Notes, 6.874% due 9/30/44(b)(f)	205,136
	Georgia Power Co., Senior Unsecured Notes:
150,000	4.000% due 10/1/28	148,972
235,000	4.550% due 3/15/30	235,131
183,000	Hydro One Inc., Senior Unsecured Notes, 4.750% due 5/30/31	183,686
271,000	JSW Hydro Energy Ltd., Senior Secured Notes, 4.125% due 5/18/31	254,094
60,000	Kentucky Utilities Co., 1st Mortgage Notes, 5.850% due 8/15/55	60,334
122,000	Liberty Utilities Co., Senior Unsecured Notes, 5.100% due 5/15/31(b)	121,990
200,000	Minejesa Capital BV, Senior Secured Notes, 5.625% due 8/10/37	192,230
119,043	Mong Duong Finance Holdings BV, Senior Secured Notes, 5.125% due 5/7/29	117,796
	National Fuel Gas Co., Senior Unsecured Notes:
84,000	5.050% due 10/15/31	84,023
60,000	5.950% due 3/15/35	62,294
2,108,000	National Rural Utilities Cooperative Finance Corp., Collateral Trust, 5.000% due 8/15/34	2,124,756
	NextEra Energy Capital Holdings Inc., Company Guaranteed Notes:
71,000	6.750% (5-Year CMT Index + 2.457%) due 6/15/54(c)	74,078
75,000	5.900% due 3/15/55	74,176
70,000	NiSource Inc., Junior Subordinated Notes, 6.950% (5-Year CMT Index + 2.451%) due 11/30/54(c)	72,697
	NiSource Inc., Senior Unsecured Notes:
259,000	3.600% due 5/1/30	249,413
284,000	5.350% due 4/1/34	289,923
275,000	5.350% due 7/15/35	277,985
40,000	5.300% due 5/18/36	40,017
120,000	5.850% due 4/1/55	118,816
	NRG Energy Inc., Company Guaranteed Notes:
60,000	6.000% due 2/1/33(b)	60,454
35,000	6.125% due 5/15/36(b)	34,924
20,000	NRG Energy Inc., Senior Unsecured Notes, 5.750% due 1/15/34(b)	19,783
85,000	Oglethorpe Power Corp., 1st Mortgage Notes, 5.050% due 10/1/48	75,461
	Ohio Edison Co., Senior Unsecured Notes:
125,000	4.950% due 12/15/29(b)	126,412
70,000	5.500% due 1/15/33(b)	71,965
400,000	Ohio Power Co., Senior Unsecured Notes, 5.000% due 6/1/33	399,473
	Pacific Gas & Electric Co., 1st Mortgage Notes:
190,000	4.550% due 7/1/30	187,458
785,000	2.500% due 2/1/31	704,678
340,000	6.150% due 1/15/33	356,519
135,000	6.950% due 3/15/34	147,678
205,000	5.800% due 5/15/34	209,828
112,000	3.300% due 8/1/40	84,169
44,000	4.600% due 6/15/43	36,485
95,000	4.750% due 2/15/44	80,424
104,000	4.300% due 3/15/45	81,902
85,000	3.500% due 8/1/50	56,821
188,000	6.750% due 1/15/53	197,655
36,000	6.150% due 3/1/55	35,252
25,000	6.100% due 10/15/55	24,274
280,000	Pacific Gas & Electric Co., Senior Secured Notes, 3.250% due 6/1/31	258,848
	PacifiCorp, 1st Mortgage Notes:
40,000	5.100% due 4/15/31	40,412
195,000	5.450% due 4/15/33	198,448
80,000	5.800% due 4/15/36	82,295
65,000	Pampa Energia SA, Senior Unsecured Notes, 7.750% due 11/14/37(b)	65,390

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Core Fixed Income Fund (continued)
Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Utilities - (continued)
	Pinnacle West Capital Corp., Senior Unsecured Notes:
$118,000	4.900% due 5/15/28	$118,768
212,000	5.150% due 5/15/30	215,079
99,000	PSEG Power LLC, Senior Unsecured Notes, 5.200% due 5/15/30(b)	100,445
355,000	Public Service Co. of Oklahoma, Senior Unsecured Notes, 5.200% due 1/15/35	355,158
	Public Service Enterprise Group Inc., Senior Unsecured Notes:
40,000	6.125% due 10/15/33	42,431
620,000	5.400% due 3/15/35	627,393
335,000	Puget Energy Inc., Senior Secured Notes, 5.725% due 3/15/35	337,503
200,000	Saavi Energia SARL, Senior Unsecured Notes, 8.875% due 2/10/35(b)	217,176
1,480,000	Sempra, Junior Subordinated Notes, 4.125% (5-Year CMT Index + 2.868%) due 4/1/52(c)	1,462,433
	Southern California Edison Co., 1st Mortgage Notes:
220,000	5.150% due 6/1/29	222,245
52,000	3.900% due 3/15/43	39,702
130,000	4.650% due 10/1/43	109,508
29,000	4.000% due 4/1/47	21,623
638,000	4.125% due 3/1/48	480,007
181,000	5.450% due 6/1/52	161,152
233,000	5.700% due 3/1/53	214,524
	Southern California Gas Co., 1st Mortgage Notes:
3,315,000	5.750% due 6/1/53	3,249,615
210,000	6.000% due 6/15/55	213,848
	Southern Co. Gas Capital Corp., Company Guaranteed Notes:
49,000	4.050% due 9/15/28	48,688
305,000	5.100% due 9/15/35	302,515
47,000	Southern Co., Junior Subordinated Notes, 6.375% (5-Year CMT Index + 2.069%) due 3/15/55(c)	48,110
	Southern Co., Senior Unsecured Notes:
30,000	4.850% due 6/15/28	30,238
130,000	4.850% due 3/15/35	126,973
370,000	Southern Power Co., Senior Unsecured Notes, 4.900% due 10/1/35	360,712
	Southwestern Electric Power Co., Senior Unsecured Notes:
2,570,000	5.300% due 4/1/33	2,608,096
85,000	5.200% due 4/1/36	83,951
130,000	5.900% due 4/1/56	127,868
120,500	Star Energy Geothermal Wayang Windu Ltd., Senior Secured Notes, 6.750% due 4/24/33	123,175
40,000	Talen Energy Supply LLC, Company Guaranteed Notes, 6.250% due 2/1/34(b)	39,853
280,000	Trans-Allegheny Interstate Line Co., Senior Unsecured Notes, 5.000% due 1/15/31(b)	282,725
	Virginia Electric & Power Co., Senior Unsecured Notes:
415,000	5.000% due 1/15/34	416,630
450,000	4.900% due 9/15/35	443,447
555,000	4.950% due 3/15/36	545,534
25,000	4.200% due 5/15/45	20,574
98,000	5.550% due 8/15/54	94,602
60,000	5.600% due 9/15/55	58,286
	Vistra Operations Co. LLC, Company Guaranteed Notes:
301,000	4.375% due 5/1/29(b)	295,185
74,000	5.550% due 4/30/36(b)	73,693
50,000	VoltaGrid LLC, Secured Notes, 7.375% due 11/1/30(b)	52,065
104,000	WEC Energy Group Inc., Junior Subordinated Notes, 5.625% (5-Year CMT Index + 1.905%) due 5/15/56(c)	103,428
200,000	WEC Energy Group Inc., Senior Unsecured Notes, 4.750% due 1/15/28	200,956

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Core Fixed Income Fund (continued)
Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Utilities - (continued)
	Xcel Energy Inc., Senior Unsecured Notes:
$50,000	4.600% due 6/1/32	$49,181
340,000	5.600% due 4/15/35	347,885
	Total Utilities	35,352,163
	TOTAL CORPORATE BONDS & NOTES
	(Cost - $258,469,593)	255,325,733
ASSET-BACKED SECURITIES - 8.9%
Automobile ABS - 2.1%
215,000	American Credit Acceptance Receivables Trust, Series 2026-2, Class B, 4.500% due 10/8/30(b)	214,540
1,000,000	Chase Auto Owner Trust, Series 2024-5A, Class A4, 4.150% due 3/25/30(b)	995,153
190,000	Credit Acceptance Auto Loan Trust, Series 2026-1A, Class A, 4.650% due 4/15/36(b)	189,432
519,439	Enterprise Fleet Financing LLC, Series 2024-3, Class A2, 5.310% due 4/20/27(b)	520,195
237,205	Exeter Automobile Receivables Trust, Series 2025-1A, Class A3, 4.670% due 8/15/28	237,333
	Ford Credit Auto Lease Trust:
3,565,280	Series 2024-B, Class A3, 4.990% due 12/15/27	3,575,297
1,565,000	Series 2026-A, Class B, 4.200% due 2/15/30	1,552,859
	Ford Credit Auto Owner Trust:
3,350,000	Series 2023-B, Class B, 5.560% due 3/15/29	3,381,634
2,405,000	Series 2023-B, Class C, 5.710% due 12/15/30	2,429,368
4,330,000	Series 2024-B, Class B, 5.230% due 5/15/30	4,381,302
	GM Financial Consumer Automobile Receivables Trust:
2,455,000	Series 2023-2, Class B, 4.820% due 10/16/28	2,466,991
1,500,000	Series 2023-2, Class C, 5.210% due 12/18/28	1,511,239
1,555,000	Series 2023-3, Class B, 5.720% due 1/16/29	1,573,725
2,290,000	Series 2023-3, Class C, 5.920% due 2/16/29	2,321,823
1,630,000	LAD Auto Receivables Trust, Series 2026-2A, Class A3, 4.330% due 8/15/31(b)	1,626,144
425,000	Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-CA, Class C, 4.440% due 8/20/30(b)	420,890
3,663,925	Wheels Fleet Lease Funding 1 LLC, Series 2024-2A, Class A1, 4.870% due 6/21/39(b)	3,686,202
130,000	Yamaha Motor Master Trust II, Series 2026-A, Class A1, 4.430% due 4/15/31(b)	129,365
	Total Automobile ABS	31,213,492
Credit Card ABS - 0.1%
1,430,000	Synchrony Card Funding LLC, Series 2023-A2, Class A, 5.740% due 10/15/29	1,438,835
Home Equity ABS - 1.1%
1,227,083	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2007-HE2, Class A4, 3.929% (1-Month TSFR + 0.344%) due 5/25/37(c)	881,036
3,982,837	C-BASS Trust, Series 2006-CB9, Class A4, 4.159% (1-Month TSFR + 0.574%) due 11/25/36(c)	1,825,173
192,242	COOPR Residential Mortgage Trust, Series 2026-CES1, Class A1A, step bond to yield, 4.874% due 2/25/61(b)	190,405
3,809,760	Credit-Based Asset Servicing & Securitization LLC, Series 2006-CB4, Class AV4, 3.072% (1-Month TSFR + 0.594%) due 5/25/36(c)	2,635,288
151,600	FIGRE Trust, Series 2026-HE1, Class A, 4.982% due 1/25/56(b)(c)	149,650
6,630,162	Merrill Lynch Mortgage Investors Trust, Series 2006-HE6, Class A1, 3.979% (1-Month TSFR + 0.394%) due 11/25/37(c)	3,146,833
4,000,000	New Century Home Equity Loan Trust, Series 2005-B, Class M2, 4.434% (1-Month TSFR + 0.849%) due 10/25/35(c)	3,608,382
164,600	OBX Trust, Series 2026-CES1, Class A1A, step bond to yield, 5.192% due 4/25/56(b)	164,111
8,610,614	Structured Asset Investment Loan Trust, Series 2006-4, Class A5, 4.319% (1-Month TSFR + 0.734%) due 7/25/36(c)	3,151,293
	Total Home Equity ABS	15,752,171
Other ABS - 5.0%
2,392,000	AMSR Trust, Series 2024-SFR1, Class B, step bond to yield, 4.290% due 7/17/41(b)	2,321,518
371,564	Auxilior Term Funding LLC, Series 2024-1A, Class A3, 5.490% due 7/15/31(b)	375,662
750,000	Avant Loans Funding Trust, Series 2024-REV1, Class A, 5.920% due 10/15/33(b)	750,456
117,354	BHG Securitization Trust, Series 2021-B, Class B, 1.670% due 10/17/34(b)	116,968

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Core Fixed Income Fund (continued)
Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES - (continued)
Other ABS - (continued)
$86,354	Blue Owl Asset Leasing Trust LLC, Series 2024-1A, Class A2, 5.050% due 3/15/29(b)	$86,527
	CF Hippolyta Issuer LLC:
278,391	Series 2020-1, Class A1, 1.690% due 7/15/60(b)	232,570
119,582	Series 2021-1A, Class A1, 1.530% due 3/15/61(b)	95,162
108,381	Series 2021-1A, Class B1, 1.980% due 3/15/61(b)	62,858
179,298	Series 2022-1A, Class A1, 5.970% due 8/15/62(b)	178,567
	CNH Equipment Trust:
121,345	Series 2024-C, Class A2A, 4.300% due 2/18/28	121,366
2,670,000	Series 2024-C, Class A3, 4.030% due 1/15/30	2,667,576
2,335,000	Series 2026-A, Class A4, 4.140% due 7/15/33	2,306,550
2,190,000	Series 2026-B, Class A3, 4.590% due 9/15/31	2,194,737
157,830	Commercial Equipment Finance LLC, Series 2024-1A, Class A, 5.970% due 7/16/29(b)	158,637
	Compass Datacenters Issuer II LLC:
1,600,000	Series 2024-1A, Class A1, 5.250% due 2/25/49(b)	1,611,037
1,210,000	Series 2025-2A, Class A1, 4.926% due 11/25/50(b)	1,186,977
250,000	CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2, 4.500% due 5/20/49(b)	242,652
318,970	DB Master Finance LLC, Series 2021-1A, Class A23, 2.791% due 11/20/51(b)	283,011
	Domino’s Pizza Master Issuer LLC:
974,400	Series 2019-1A, Class A2, 3.668% due 10/25/49(b)	935,460
1,248,690	Series 2021-1A, Class A2I, 2.662% due 4/25/51(b)	1,185,939
500,000	ExteNet Issuer LLC, Series 2024-1A, Class B, 6.150% due 7/25/54(b)	502,998
235,313	Gilead Aviation LLC, Series 2025-1A, Class A, 5.789% due 3/15/50(b)	235,200
1,357,279	GoodLeap Sustainable Home Solutions Trust, Series 2021-5CS, Class C, 3.500% due 10/20/48(b)	513,571
331,303	Hilton Grand Vacations Trust, Series 2025-3EXT, Class B, 4.900% due 10/25/44(b)	328,814
	Home Partners of America Trust:
1,572,585	Series 2021-1, Class D, 2.477% due 9/17/41(b)	1,423,409
718,341	Series 2021-1, Class E, 2.577% due 9/17/41(b)	648,467
827,549	Series 2021-1, Class F, 3.325% due 9/17/41(b)	746,001
1,903,683	Horizon Aircraft Finance III Ltd., Series 2019-2, Class A, 3.425% due 11/15/39(b)	1,872,272
458,350	Horizon Aircraft Finance IV Ltd., Series 2024-1, Class A, 5.375% due 9/15/49(b)	452,625
1,725,000	HPEFS Equipment Trust, Series 2024-2A, Class B, 5.350% due 10/20/31(b)	1,734,762
	John Deere Owner Trust:
1,950,000	Series 2023-B, Class A4, 5.110% due 5/15/30	1,963,486
2,400,000	Series 2023-C, Class A4, 5.390% due 8/15/30	2,425,868
6,900,000	Series 2024-A, Class A4, 4.910% due 2/18/31	6,963,462
2,685,286	Kubota Credit Owner Trust, Series 2024-1A, Class A3, 5.190% due 7/17/28(b)	2,703,843
2,915,000	PFS Financing Corp., Series 2023-C, Class A, 5.520% due 10/15/28(b)	2,930,175
494,169	Phantom Aviation, Series 2026-1A, Class A, 5.240% due 1/15/51(b)	481,086
	Progress Residential Trust:
232,934	Series 2022-SFR5, Class A, 4.451% due 6/17/39(b)	232,120
1,051,138	Series 2022-SFR6, Class A, 4.451% due 7/20/39(b)	1,046,005
537,015	Series 2023-SFR1, Class A, 4.300% due 3/17/40(b)	531,307
464,216	Series 2024-SFR2, Class A, 3.300% due 4/17/41(b)	444,303
750,000	Series 2025-SFR4, Class A, 4.300% due 8/17/42(b)	733,590
295,000	Series 2026-SFR1, Class B, 4.000% due 2/17/43(b)	278,302
	Retained Vantage Data Centers Issuer LLC:
1,040,000	Series 2023-1A, Class A2A, 5.000% due 9/15/48(b)	1,032,347
500,000	Series 2023-1A, Class B, 5.750% due 9/15/48(b)	492,566
560,000	Series 2024-1A, Class A2, 4.992% due 9/15/49(b)	546,618
165,000	Sabey Data Center Issuer LLC, Series 2024-1, Class A2, 6.000% due 4/20/49(b)	165,770
264,367	SCF Equipment Leasing LLC, Series 2024-1A, Class A3, 5.520% due 1/20/32(b)	267,785
520,000	SoFi Consumer Loan Program Trust, Series 2026-2, Class A, 4.270% due 3/25/36(b)	519,908
	Stack Infrastructure Issuer LLC:
590,000	Series 2023-2A, Class A2, 5.900% due 7/25/48(b)	590,439
320,000	Series 2024-1A, Class A2, 5.900% due 3/25/49(b)	322,144
492,500	Subway Funding LLC, Series 2024-1A, Class A23, 6.505% due 7/30/54(b)	486,781
1,527,087	Sunrun Demeter Issuer LLC, Series 2021-2A, Class A, 2.270% due 1/30/57(b)	1,395,056

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Core Fixed Income Fund (continued)
Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES - (continued)
Other ABS - (continued)
$1,000,000	Switch ABS Issuer LLC, Series 2024-2A, Class B, 6.200% due 6/25/54(b)	$977,840
1,473,750	Taco Bell Funding LLC, Series 2021-1A, Class A23, 2.542% due 8/25/51(b)	1,286,373
	Tricon Residential Trust:
891,516	Series 2025-SFR2, Class A, 5.200% due 8/17/44(b)	886,201
553,650	Series 2026-SFR1, Class A, 4.728% (1-Month TSFR + 1.100%) due 2/17/43(b)(c)	552,959
1,240,000	Tricon Trust, Series 2026-SFR2, Class A, 4.903% (1-Month TSFR + 1.300%) due 6/17/43(c)	1,239,966
388,436	Upstart Securitization Trust, Series 2025-4, Class A2, 4.560% due 11/20/35(b)	388,440
670,000	VB-S1 Issuer LLC - VBTEL, Series 2024-1A, Class C2, 5.590% due 5/15/54(b)	675,192
	Verizon Master Trust:
2,915,000	Series 2024-7, Class B, 4.600% due 8/20/32(b)	2,900,943
2,695,000	Series 2024-8, Class B, 4.820% due 11/20/30	2,707,418
1,055,000	Series 2024-8, Class C, 4.990% due 11/20/30	1,058,803
1,970,000	Series 2025-1, Class B, 4.940% due 1/21/31	1,982,753
5,834,000	Series 2025-9, Class B, 4.240% due 10/21/30	5,815,161
933,625	Wendy’s Funding LLC, Series 2022-1A, Class A2I, 4.236% due 3/15/52(b)	906,162
985,000	Wingstop Funding LLC, Series 2020-1A, Class A2, 2.841% due 12/5/50(b)	956,545
685,000	Zayo Issuer LLC, Series 2025-1A, Class A2, 5.648% due 3/20/55(b)	690,386
	Total Other ABS	75,150,452
Student Loan ABS - 0.0%
	Navient Private Education Refi Loan Trust:
240,241	Series 2021-EA, Class A, 0.970% due 12/16/69(b)	215,622
382,784	Series 2021-FA, Class A, 1.110% due 2/18/70(b)	340,118
	Total Student Loan ABS	555,740
WL Collateral CMO - 0.6%
4,614,760	First Franklin Mortgage Loan Trust, Series 2007-FF2, Class A1, 3.979% (1-Month TSFR + 0.394%) due 3/25/37(c)	2,439,712
	PRET LLC:
1,189,656	Series 2025-NPL11, Class A1, step bond to yield, 5.193% due 10/25/55(b)	1,190,867
611,592	Series 2025-NPL14, Class A1, step bond to yield, 5.265% due 12/25/55(b)	599,402
953,372	Series 2025-NPL6, Class A1, step bond to yield, 5.744% due 6/25/55(b)	954,214
1,491,163	Series 2025-NPL7, Class A1, step bond to yield, 5.657% due 7/25/55(b)	1,493,019
576,362	Series 2025-NPL8, Class A1, step bond to yield, 5.732% due 8/25/55(b)	577,414
214,201	Series 2026-NPL1, Class A1, step bond to yield, 5.180% due 1/25/56(b)	212,593
1,108,042	Series 2026-NPL2, Class A1, step bond to yield, 5.074% due 2/25/56(b)	1,099,034
55,158	VOLT CII LLC, Series 2021-NP11, Class A1, step bond to yield, 5.868% due 8/25/51(b)	55,168
11,060	VOLT XCV LLC, Series 2021-NPL4, Class A1, step bond to yield, 6.240% due 3/27/51(b)	11,064
	Total WL Collateral CMO	8,632,487
	TOTAL ASSET-BACKED SECURITIES (Cost - $142,527,870)	132,743,177
COLLATERALIZED LOAN OBLIGATIONS - 1.9%
Commercial MBS - 0.5%
350,000	Acore Issuer LLC, Series 2026-FL1, Class A, 5.053% (1-Month TSFR + 1.450%) due 8/20/43(b)(c)	350,619
190,000	ACRES LLC, Series 2025-FL3, Class A, 5.244% (1-Month TSFR + 1.619%) due 8/18/40(b)(c)	190,459
260,000	Arbor Realty Commercial Real Estate Notes LLC, Series 2025-FL1, Class A, 4.957% (1-Month TSFR + 1.354%) due 1/20/43(b)(c)	260,461
640,000	AREIT, Series 2025-CRE11, Class A, 5.175% (1-Month TSFR + 1.550%) due 7/25/43(b)(c)	641,824
14,250	AREIT Ltd., Series 2024-CRE9, Class A, 5.314% (1-Month TSFR + 1.686%) due 5/17/41(b)(c)	14,255
	BDS LLC:
341,133	Series 2024-FL13, Class A, 5.189% (1-Month TSFR + 1.576%) due 9/19/39(b)(c)	341,774
730,000	Series 2026-FL17, Class A, 5.000% (1-Month TSFR + 1.350%) due 5/19/43(b)(c)	730,192
	BRSP Ltd.:
357,000	Series 2024-FL2, Class A, 5.558% (1-Month TSFR + 1.945%) due 8/19/37(b)(c)	357,231
410,000	Series 2026-FL3, Class A, 5.063% (1-Month TSFR + 1.450%) due 8/19/43(b)(c)	410,533

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Core Fixed Income Fund (continued)
Face Amount/Units	Security	Value
COLLATERALIZED LOAN OBLIGATIONS - (continued)
Commercial MBS - (continued)
$410,000	BXMT Ltd., Series 2026-FL6, Class A, 5.063% (1-Month TSFR + 1.450%) due 8/19/43(b)(c)	$410,115
87,437	FS Rialto, Series 2021-FL2, Class A, 5.210% (1-Month TSFR + 1.584%) due 5/16/38(b)(c)	87,354
390,000	FS Rialto Issuer LLC, Series 2026-FL11, Class A, 5.063% (1-Month TSFR + 1.450%) due 1/19/44(b)(c)	390,807
276,983	GPMT Ltd., Series 2021-FL4, Class A, 5.043% (1-Month TSFR + 1.464%) due 12/15/36(b)(c)	277,147
770,000	GS REFT Issuer Ltd., Series 2026-FL1, Class A, 5.113% (1-Month TSFR + 1.500%) due 4/19/43(b)(c)	772,167
320,000	LoanCore 2025 Issuer LLC, Series 2025-CRE8, Class A, 5.010% (1-Month TSFR + 1.385%) due 8/17/42(b)(c)	320,037
360,000	MF1, Series 2024-FL15, Class A, 5.313% (1-Month TSFR + 1.688%) due 8/18/41(b)(c)	361,017
	MF1 LLC:
210,348	Series 2022-FL9, Class A, 5.763% (1-Month TSFR + 2.150%) due 6/19/37(b)(c)	210,346
264,000	Series 2025-FL17, Class A, 4.945% (1-Month TSFR + 1.320%) due 2/18/40(b)(c)	264,343
420,000	Series 2026-FL21, Class ASFX, 5.123% due 2/18/41(b)	414,985
	MF1 Ltd.:
70,058	Series 2021-FL7, Class A, 4.820% (1-Month TSFR + 1.194%) due 10/16/36(b)(c)	70,065
46,413	Series 2022-FL8, Class A, 4.963% (1-Month TSFR + 1.350%) due 2/19/37(b)(c)	46,413
410,000	PFP Ltd., Series 2026-13, Class A, 5.113% (1-Month TSFR + 1.500%) due 8/18/43(b)(c)	411,177
	Total Commercial MBS	7,333,321
Other ABS - 1.4%
500,000	Apidos CLO XXXIX Ltd., Series 2022-39A, Class A1R, 4.902% (3-Month TSFR + 1.230%) due 10/21/38(b)(c)	500,717
500,000	Balboa Bay Loan Funding Ltd., Series 2025-2A, Class A1, 4.925% (3-Month TSFR + 1.250%) due 1/20/39(b)(c)	499,975
500,000	Benefit Street Partners CLO XXXII Ltd., Series 2023-32A, Class AR, 4.877% (3-Month TSFR + 1.210%) due 10/25/38(b)(c)	500,840
500,000	Brant Point CLO Ltd., Series 2024-5A, Class D1, 6.775% (3-Month TSFR + 3.100%) due 10/20/37(b)(c)	501,253
500,000	Carlyle US CLO, Series 2024-4A, Class D, 6.875% (3-Month TSFR + 3.200%) due 7/20/37(b)(c)	501,208
500,000	Carlyle US CLO Ltd., Series 2018-4A, Class D1R, 6.780% (3-Month TSFR + 3.100%) due 10/17/37(b)(c)	499,955
	CBAMR Ltd.:
1,495,000	Series 2017-2A, Class BR, 5.792% (3-Month TSFR + 2.112%) due 7/17/34(b)(c)	1,495,000
1,495,000	Series 2017-2A, Class BRR, 0.000% (3-Month TSFR + 1.650%) due 4/17/39#(b)(c)(h)	1,495,000
1,000,000	Cedar Funding XIX CLO Ltd., Series 2024-19A, Class D1, 6.666% (3-Month TSFR + 3.000%) due 1/23/38(b)(c)	999,907
500,000	CIFC Funding Ltd., Series 2018-2A, Class D1R, 6.725% (3-Month TSFR + 3.050%) due 10/20/37(b)(c)	499,977
	Clover CLO LLC:
500,000	Series 2018-1A, Class A1R3, 4.970% (3-Month TSFR + 1.310%) due 4/20/37(b)(c)	501,154
500,000	Series 2021-3A, Class DR, 6.217% (3-Month TSFR + 2.550%) due 1/25/35(b)(c)	489,482
500,000	Eldridge CLO Ltd., Series 2025-1A, Class A1, 5.005% (3-Month TSFR + 1.330%) due 10/20/38(b)(c)	501,203
655,000	Elmwood CLO 23 Ltd., Series 2023-2A, Class BR, 5.430% (3-Month TSFR + 1.750%) due 4/16/36(c)	655,000
500,000	Empower CLO Ltd., Series 2023-2A, Class AR, 4.993% (3-Month TSFR + 1.320%) due 10/15/38(b)(c)	501,197
500,000	Jamestown CLO XII Ltd., Series 2019-1A, Class ARR, 5.045% (3-Month TSFR + 1.370%) due 3/20/38(b)(c)	501,928
500,000	Magnetite XXIII Ltd., Series 2019-23A, Class AR2, 4.657% (3-Month TSFR + 0.990%) due 1/25/35(b)(c)	498,951
500,000	Magnetite XXXV Ltd., Series 2022-35A, Class A1RR, 4.867% (3-Month TSFR + 1.200%) due 1/25/39(b)(c)	499,252
500,000	Octagon Investment Partners 51 Ltd., Series 2021-1A, Class AR, 4.665% (3-Month TSFR + 0.990%) due 7/20/34(b)(c)	499,100

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Core Fixed Income Fund (continued)
Face Amount/Units	Security	Value
COLLATERALIZED LOAN OBLIGATIONS - (continued)
Other ABS - (continued)
$1,000,000	OHA Credit Funding 2 Ltd., Series 2019-2A, Class D1R2, 6.372% (3-Month TSFR + 2.700%) due 1/21/38(b)(c)	$993,882
	Palmer Square Loan Funding Ltd.:
870,000	Series 2024-1A, Class A2R, 4.823% (3-Month TSFR + 1.150%) due 10/15/32(b)(c)	869,412
893,000	Series 2025-3A, Class A1, 4.660% (3-Month TSFR + 0.950%) due 1/15/34(b)(c)	892,924
760,000	Series 2026-1A, Class A2, 5.094% (3-Month TSFR + 1.400%) due 7/15/34(b)(c)	761,077
500,000	Point Au Roche Park CLO Ltd., Series 2021-1A, Class AR, 4.845% (3-Month TSFR + 1.170%) due 1/20/39(b)(c)	499,467
500,000	Shackleton CLO Ltd., Series 2013-3A, Class DR, 6.955% (3-Month TSFR + 3.282%) due 7/15/30(b)(c)	502,482
500,000	Sound Point CLO VI-R Ltd., Series 2014-2RA, Class B, 5.737% (3-Month TSFR + 2.062%) due 10/20/31(b)(c)	501,241
1,000,000	Trestles CLO IV Ltd., Series 2021-4A, Class AR1, 4.943% (3-Month TSFR + 1.280%) due 10/30/38(b)(c)	1,002,403
1,710,000	Venture 42 CLO Ltd., Series 2021-42A, Class A1A, 5.065% (3-Month TSFR + 1.392%) due 4/15/34(b)(c)	1,711,718
500,000	Voya CLO Ltd., Series 2023-1A, Class A1R, 4.885% (3-Month TSFR + 1.210%) due 1/20/39(b)(c)	499,976
	Total Other ABS	20,375,681
	TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost - $27,689,748)	27,709,002
SOVEREIGN BONDS - 0.5%
Brazil - 0.0%
200,000	Brazilian Government International Bond, 4.750% due 1/14/50	148,300
Canada - 0.1%
1,845,000	Province of Ontario Canada, 4.450% due 11/20/35	1,816,320
Chile - 0.0%
200,000	Chile Government International Bond, 3.100% due 5/7/41	152,200
Colombia - 0.0%
200,000	Colombia Government International Bond, 4.125% due 5/15/51	128,100
Dominican Republic - 0.0%
	Dominican Republic International Bond:
150,000	5.750% due 3/17/34(b)	147,075
150,000	6.150% due 5/17/38	147,750
	Total Dominican Republic	294,825
Guatemala - 0.0%
200,000	Guatemala Government Bond, 5.375% due 4/24/32	201,340
Hungary - 0.0%
200,000	Hungary Government International Bond, 5.500% due 3/26/36	200,280
Indonesia - 0.0%
285,000	Indonesia Government International Bond, 5.690% due 5/29/36	290,573
Israel - 0.1%
	Israel Government International Bond:
280,000	5.375% due 3/12/29	284,546
300,000	5.375% due 2/19/30	305,482
200,000	2.750% due 7/3/30	184,462
200,000	State of Israel, 3.800% due 5/13/60	134,279
	Total Israel	908,769
Mexico - 0.2%
	Mexico Government International Bond:
1,135,000	5.375% due 3/22/33	1,108,895
580,000	5.625% due 2/9/34	568,887
210,000	3.500% due 2/12/34	178,710
425,000	5.625% due 9/22/35	411,400
	Total Mexico	2,267,892
Morocco - 0.0%
200,000	Morocco Government International Bond, 3.000% due 12/15/32	174,535

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Core Fixed Income Fund (continued)
Face Amount/Units	Security	Value
SOVEREIGN BONDS - (continued)
Peru - 0.0%
$150,000	Fondo MIVIVIENDA SA, 5.400% due 3/31/31(b)	$150,421
65,000	Peruvian Government International Bond, 5.500% due 3/30/36	65,699
	Total Peru	216,120
Poland - 0.0%
95,000	Republic of Poland Government International Bond, 5.375% due 4/14/36	95,258
Romania - 0.1%
1,130,000	Romanian Government International Bond, 3.625% due 3/27/32	1,020,929
Saudi Arabia - 0.0%
200,000	Saudi Government International Bond, 4.625% due 10/4/47	168,930
South Africa - 0.0%
200,000	Republic of South Africa Government International Bond, 6.125% due 12/11/37	196,286
	TOTAL SOVEREIGN BONDS (Cost - $8,313,328)	8,280,657
SENIOR LOANS(c) - 0.3%
Canada - 0.0%
9,925	1261229 BC Ltd., 9.870% (1-Month USD-SOFR + 0.625%) due 10/8/30	9,573
84,600	Bausch + Lomb Corp., 7.370% (1-Month USD-SOFR + 0.375%) due 1/15/31	84,875
50,000	Green Infrastructure Partners Inc., 6.450% (3-Month USD-SOFR + 0.275%) due 9/24/32	50,125
21,326	Ontario Gaming GTA LP, 7.950% (3-Month USD-SOFR + 0.425%) due 8/1/30	20,100
	Total Canada	164,673
Denmark - 0.0%
	Genmab AS:
5,000	due 12/10/32(j)	5,007
24,375	6.700% (3-Month USD-SOFR + 0.300%) due 12/12/32	24,407
	Total Denmark	29,414
France - 0.0%
44,727	Altice France SA, 10.548% (3-Month USD-SOFR + 0.688%) due 5/31/31	45,314
Germany - 0.0%
24,813	MV Holding GmbH, 5.620% (1-Month USD-SOFR + 0.200%) due 3/17/32	24,844
Netherlands - 0.0%
54,362	GBT US III LLC, 5.667% (3-Month USD-SOFR + 0.200%) due 7/25/31	54,359
24,938	Lavender Dutch BorrowerCo BV, 6.950% (3-Month USD-SOFR + 0.325%) due 12/30/32	24,782
	Total Netherlands	79,141
United Kingdom - 0.0%
75,000	EG Finco Ltd., 6.916% (3-Month USD-SOFR + 0.325%) due 2/10/31	75,131
90,000	Formula One Management Ltd., 5.450% (3-Month USD-SOFR + 0.175%) due 9/30/31	90,075
24,825	Froneri International Ltd., 6.127% (6-Month USD-SOFR + 0.250%) due 9/30/32	24,648
9,651	Ineos Quattro Holdings UK Ltd., 7.870% (1-Month USD-SOFR + 0.425%) due 10/7/31	8,578
29,888	Motion Acquisition Ltd., due 11/12/29(j)	25,404
14,963	Project Aurora Holdco 1 Ltd., 6.450% (3-Month USD-SOFR + 0.275%) due 12/6/32	15,000
	Total United Kingdom	238,836
United States - 0.3%
94,521	Acrisure LLC, 6.620% (1-Month USD-SOFR + 0.300%) due 11/6/30	89,559
34,825	Alera Group Inc., 6.370% (1-Month USD-SOFR + 0.275%) due 5/30/32	33,537
25,000	Alkermes Inc., 6.418% (1-Month USD-SOFR + 0.275%) due 8/12/31	25,193
25,000	Alliant Holdings Intermediate LLC, due 9/19/31(j)	24,897
34,825	Allied Universal Holdco LLC, 6.870% (1-Month USD-SOFR + 0.325%) due 8/20/32	34,933
20,000	Alpha Generation LLC, due 5/27/33(j)	19,963
19,950	Alterra Mountain Co., 6.120% (1-Month USD-SOFR + 0.250%) due 8/17/28	19,969
10,000	American Airlines Inc., due 5/29/33(j)	9,900
24,750	American Axle & Manufacturing Inc., 6.912% (3-Month USD-SOFR + 0.325%) due 2/3/33	24,760
9,925	AmWINS Group Inc., 5.620% (1-Month USD-SOFR + 0.200%) due 1/30/32	9,900
5,000	APi Group DE Inc., 5.370% (1-Month USD-SOFR + 0.175%) due 5/16/33	5,007
20,000	Applied Systems Inc., 8.200% (3-Month USD-SOFR + 0.450%) due 2/23/32	19,761
43,764	Apro LLC, 7.381% (1-Month USD-SOFR + 0.375%) due 7/9/31	43,883
45,000	Ascend Learning LLC, 6.620% (1-Month USD-SOFR + 0.300%) due 12/11/28	44,364
29,300	Aspire Bakeries Holdings LLC, due 12/23/30(j)	29,300

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Core Fixed Income Fund (continued)
Face Amount/Units	Security	Value
SENIOR LOANS(c) - (continued)
United States - (continued)
	Asurion LLC:
$3,925	9.028% (3-Month USD-SOFR + 0.525%) due 1/20/29	$3,926
19,887	7.913% (3-Month USD-SOFR + 0.425%) due 9/19/30	19,878
19,950	athenahealth Group Inc., 6.370% (1-Month USD-SOFR + 0.275%) due 2/15/29	19,925
34,825	Aveanna Healthcare LLC, 6.644% (1-Month USD-SOFR + 0.300%) due 9/17/32	34,906
40,000	BCPE Empire Holdings Inc., 7.120% (1-Month USD-SOFR + 0.350%) due 12/29/32	39,775
30,000	BioMarin Pharmaceutical Inc., 5.428% (6-Month USD-SOFR + 0.175%) due 4/27/33	30,025
29,850	Blackfin Pipeline LLC, 6.625% (1-Month USD-SOFR + 0.300%) due 9/29/32	29,925
29,925	Boots Group Finco LP, 6.924% (3-Month USD-SOFR + 0.325%) due 8/30/32	30,099
35,000	Boxer Parent Co., Inc., 6.666% (3-Month USD-SOFR + 0.300%) due 7/30/31	32,721
25,000	Caesars Entertainment Inc., 5.870% (1-Month USD-SOFR + 0.225%) due 2/6/31	24,125
35,000	Calcasieu Pass Funding LLC, 6.954% (6-Month USD-SOFR + 0.325%) due 4/11/33	35,087
20,000	Camelot U.S. Acquisition LLC, 6.370% (1-Month USD-SOFR + 0.275%) due 1/31/31	18,854
54,327	Cengage Learning Inc., 6.627% (3-Month USD-SOFR + 0.300%) due 3/24/31	53,470
19,900	Chariot Buyer LLC, 6.370% (1-Month USD-SOFR + 0.275%) due 9/8/32	19,909
35,000	CHG Healthcare Services Inc., 6.657% (3-Month USD-SOFR + 0.300%) due 9/29/31	35,032
25,000	Clear Channel Outdoor Holdings Inc., 7.735% (1-Month USD-SOFR + 0.400%) due 8/21/28	25,031
9,950	Cloud Software Group Inc., 6.950% (3-Month USD-SOFR + 0.325%) due 8/13/32	9,306
29,987	Clydesdale Acquisition Holdings Inc., due 4/1/32(j)	28,312
39,736	Columbus McKinnon Corp., 7.200% (3-Month USD-SOFR + 0.350%) due 2/3/33	39,786
15,000	CompoSecure Holdings LLC, 5.875% (1-Month USD-SOFR + 0.225%) due 1/14/33	14,937
20,000	CoreLogic Inc., 7.235% (1-Month USD-SOFR + 0.350%) due 6/2/28	19,800
13,275	Corpay Technologies Operating Co. LLC, 5.348% (1-Month USD-SOFR + 0.175%) due 4/28/28	13,278
	Cotiviti Inc.:
5,000	6.399% (1-Month USD-SOFR + 0.275%) due 5/1/31	4,683
44,625	6.399% (1-Month USD-SOFR + 0.275%) due 3/26/32	41,725
24,974	CPI Holdco B LLC, due 5/17/31(j)	24,938
29,514	Crown Finance US Inc., 8.145% (1-Month USD-SOFR + 0.450%) due 12/2/31	29,549
27,565	Cyxtera DC Holdings Inc, 0.000% (3-Month USD-SOFR + 0.300%) due 6/12/25#	–
95,000	Dayforce Bidco LLC, 6.663% (3-Month USD-SOFR + 0.300%) due 2/4/33	90,347
20,000	Delek US Holdings Inc., due 5/17/32(j)	20,025
44,888	DG Investment Intermediate Holdings 2 Inc., 6.870% (1-Month USD-SOFR + 0.325%) due 7/9/32	44,944
20,000	DIRECTV Financing LLC, due 2/17/31(j)	20,034
35,000	Discovery Global Holdings Inc., due 6/30/33(j)	35,060
53,500	Eagle Parent Corp., 7.950% (3-Month USD-SOFR + 0.425%) due 4/2/29	53,745
30,000	Edelman Financial Center LLC, 7.620% (1-Month USD-SOFR + 0.400%) due 12/1/31	30,019
24,937	Eisner Advisory Group LLC, 7.620% (1-Month USD-SOFR + 0.400%) due 2/28/31	24,439
24,626	EMRLD Borrower LP, 5.950% (3-Month USD-SOFR + 0.225%) due 8/4/31	24,619
44,883	Fertitta Entertainment LLC, 6.870% (1-Month USD-SOFR + 0.325%) due 1/27/29	44,703
14,645	First Advantage Holdings LLC, 6.450% (3-Month USD-SOFR + 0.275%) due 10/31/31	14,471
44,787	Focus Financial Partners LLC, 6.120% (1-Month + 0.250%) due 9/15/31	43,999
50,000	Freeport LNG investments LLLP, 6.925% (3-Month USD-SOFR + 0.325%) due 2/11/33	50,143
77,200	Gainwell Acquisition Corp., 7.800% (3-Month USD-SOFR + 0.400%) due 10/1/27	75,753
5,000	GIP Pilot Acquisition Partners LP, 5.641% (3-Month USD-SOFR + 0.200%) due 5/19/33	4,994
9,937	Golden State Foods LLC, 7.200% (3-Month USD-SOFR + 0.350%) due 12/4/31	9,970
44,687	Grant Thornton Advisors LLC, 6.370% (1-Month + 0.275%) due 6/2/31	42,925
14,949	Great Outdoors Group LLC, 6.870% (1-Month USD-SOFR + 0.325%) due 1/23/32	15,016
14,963	Herc Holdings Inc., 5.381% (1-Month USD-SOFR + 0.175%) due 6/2/32	15,002
54,588	HighTower Holding LLC, 6.408% (3-Month USD-SOFR + 0.275%) due 2/3/32	54,536
90,000	Hologic Inc., 5.924% (3-Month USD-SOFR + 0.225%) due 4/7/33	89,054
4,975	Ineos US Finance LLC, 6.620% (1-Month USD-SOFR + 0.300%) due 2/7/31	4,683
55,000	ION Platform Finance US Inc., 7.450% (3-Month USD-SOFR + 0.375%) due 10/7/32	42,780
10,692	LBM Acquisition LLC, 7.434% (1-Month USD-SOFR + 0.375%) due 6/6/31	8,590
24,185	LC Ahab US Bidco LLC, 6.120% (1-Month USD-SOFR + 0.250%) due 5/1/31	24,044
55,458	LifePoint Health Inc., 7.423% (3-Month USD-SOFR + 0.375%) due 5/17/31	54,949

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Core Fixed Income Fund (continued)
Face Amount/Units	Security	Value
SENIOR LOANS(c) - (continued)
United States - (continued)
$34,913	Live Nation Entertainment Inc., 5.598% (1-Month USD-SOFR + 0.200%) due 10/21/32	$34,912
34,526	Madison Safety & Flow LLC, 6.108% (1-Month USD-SOFR + 0.250%) due 9/26/31	34,594
30,000	Meade Pipeline Co. LLC, 5.687% (3-Month USD-SOFR + 0.200%) due 9/22/32	30,081
10,000	Medline Borrower LP, due 5/30/33(j)	9,987
52,529	MH Sub I LLC, 7.870% (1-Month USD-SOFR + 0.425%) due 12/31/31	45,263
34,318	MI Windows & Doors LLC, 6.370% (1-Month USD-SOFR + 0.275%) due 3/28/31	33,568
20,000	Michaels Cos., Inc., 8.668% (3-Month USD-SOFR + 0.500%) due 3/15/33	19,804
	Mitchell International Inc.:
49,268	6.620% (1-Month USD-SOFR + 0.300%) due 6/17/31	48,590
10,000	8.870% (1-Month USD-SOFR + 0.525%) due 6/17/32	9,235
10,000	Neptune BidCo US Inc., 8.769% (3-Month USD-SOFR + 0.500%) due 2/3/33	9,878
	Nexstar Media Inc.:
34,738	6.120% (1-Month USD-SOFR + 0.250%) due 6/28/32	34,718
51,857	6.370% (1-Month USD-SOFR + 0.275%) due 3/18/33	51,865
10,000	NGL Energy Operating LLC, 7.131% (1-Month USD-SOFR + 0.350%) due 3/11/33	10,023
70,000	Oak-Eagle Acquireco Inc., due 3/24/33(j)	70,213
24,937	OneDigital Borrower LLC, 6.620% (1-Month USD-SOFR + 0.300%) due 7/2/31	24,644
84,571	OVG Business Services LLC, 6.620% (1-Month USD-SOFR + 0.300%) due 6/25/31	84,730
19,900	Pacific Dental Services LLC, 6.103% (1-Month USD-SOFR + 0.250%) due 3/15/31	19,887
24,938	PetSmart LLC, 7.584% (1-Month USD-SOFR + 0.400%) due 8/18/32	24,849
12,549	Pinnacle Buyer LLC, 6.182% (3-Month USD-SOFR + 0.250%) due 10/1/32	12,598
5,000	Pioneer Opco LLC, 6.879% (1-Month USD-SOFR + 0.325%) due 5/15/33	5,030
25,000	Pregis TopCo LLC, due 2/1/29(j)	25,125
5,000	Prestige Brands Inc., due 5/20/33(j)	5,013
25,000	Primo Brands Corp., 6.450% (3-Month USD-SOFR + 0.275%) due 3/31/31	25,143
10,000	Proofpoint Inc., 6.700% (3-Month USD-SOFR + 0.300%) due 8/31/28	9,756
	Pye-Barker Fire & Safety LLC:
204	3.075% (3-Month + 0.250%) due 12/16/32	204
8,700	6.163% (3-Month USD-SOFR + 0.250%) due 12/16/32	8,718
24,725	Radiology Partners Inc., 8.200% (3-Month + 0.450%) due 6/30/32	24,632
	RealPage Inc.:
14,922	6.961% (3-Month USD-SOFR + 0.300%) due 4/24/28	14,421
34,650	7.450% (3-Month USD-SOFR + 0.375%) due 4/24/28	33,854
14,501	Sabre GLBL Inc., 9.720% (1-Month USD-SOFR + 0.600%) due 11/15/29	12,072
63,486	Savor Acquisition Inc., 6.663% (3-Month USD-SOFR + 0.300%) due 2/19/32	63,621
24,937	Sedgwick Claims Management Services Inc., 6.120% (1-Month USD-SOFR + 0.250%) due 7/31/31	24,906
20,000	Select Medical Corp., due12/31/31(j)	20,050
89,774	Southern Veterinary Partners LLC, 6.156% (3-Month USD-SOFR + 0.250%) due 12/4/31	89,809
14,849	Staples Inc., 9.413% (3-Month USD-SOFR + 0.575%) due 9/4/29	13,808
5,000	Starwood Property Mortgage LLC, 5.620% (1-Month USD-SOFR + 0.200%) due 9/24/32	4,995
5,097	Stubhub Holdco Sub LLC, 8.370% (1-Month USD-SOFR + 0.475%) due 3/15/30	5,107
35,000	Sunrise Financing Partnership, 6.129% (6-Month USD-SOFR + 0.250%) due 2/15/32	34,909
15,000	Sword Purchaser LLC, 7.620% (1-Month USD-SOFR + 0.400%) due 4/9/33	14,610
14,775	Team Health Holdings Inc., 7.663% (3-Month USD-SOFR + 0.400%) due 6/30/28	14,816
79,400	Tecta America Corp., 6.370% (1-Month USD-SOFR + 0.275%) due 2/18/32	79,673
24,862	TKO Worldwide Holdings LLC, 5.636% (3-Month USD-SOFR + 0.200%) due 11/21/31	24,864
35,000	TransDigm Inc., 6.120% (1-Month USD-SOFR + 0.250%) due 2/13/33	35,082
15,000	Traverse Midstream Partners LLC, due 4/21/33(j)	15,019
9,912	Trident TPI Holdings Inc., 7.450% (3-Month + 0.375%) due 9/15/28	9,560
4,875	Trucordia Insurance Holdings LLC, 6.870% (1-Month USD-SOFR + 0.325%) due 6/17/32	4,546
44,887	UKG Inc., 5.913% (3-Month USD-SOFR + 0.225%) due 2/10/31	43,326
54,722	Univision Communications Inc., 7.235% (1-Month USD-SOFR + 0.350%) due 1/31/29	54,434
9,700	Verde Purchaser LLC, 7.700% (3-Month USD-SOFR + 0.400%) due 11/30/30	9,294
37,987	Vestis Corp., 5.916% (3-Month USD-SOFR + 0.225%) due 2/22/31	37,246
9,950	Victory Capital Holdings Inc., 5.450% (3-Month USD-SOFR + 0.175%) due 9/23/32	9,952
90,909	Victra Holdings LLC, 7.450% (3-Month USD-SOFR + 0.375%) due 3/29/29	89,830

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Core Fixed Income Fund (continued)
Face Amount/Units		Security	Value
SENIOR LOANS(c) - (continued)
United States - (continued)
		Virgin Media Bristol LLC:
$30,000		6.992% (1-Month USD-SOFR + 0.325%) due 1/31/29	$28,683
40,000		6.967% (6-Month USD-SOFR + 0.318%) due 3/31/31	35,928
59,700		Voyager Parent LLC, 7.950% (3-Month USD-SOFR + 0.425%) due 7/1/32	59,679
14,266		White Cap Supply Holdings LLC, 6.870% (1-Month USD-SOFR + 0.325%) due 10/19/29	14,156
24,975		WhiteWater Matterhorn Holdings LLC, 5.500% (3-Month USD-SOFR + 0.175%) due 6/16/32	24,913
65,317		Zayo Group Holdings Inc., due 3/11/30(j)	65,246
48,251		Zelis Cost Management Buyer Inc., 6.870% (1-Month USD-SOFR + 0.325%) due 11/26/31	47,558
		Total United States	3,801,799
		TOTAL SENIOR LOANS
		(Cost - $4,452,659)	4,384,021
Shares/Units
EXCHANGE TRADED FUND (ETF) - 2.6%
395,407		iShares Core U.S. Aggregate Bond
		(Cost - $38,930,893)	39,169,017
COMMON STOCK - 0.0%
INDUSTRIAL - 0.0%
Machinery-Diversified - 0.0%
266		Mangrove Luxco III SARL*(h)(k)
		(Cost - $4,765)	5,352
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
		(Cost - $1,652,404,455)	1,530,179,728
Face Amount†
SHORT-TERM INVESTMENTS - 2.5%
TIME DEPOSITS - 1.8%
84	EUR	Citibank - London, 0.860% due 6/1/26	98
5,147,406		Citibank - New York, 2.970% due 6/1/26	5,147,406
9,772,155		JPMorgan Chase & Co. - New York, 2.970% due 6/1/26	9,772,155
11,728,069		Skandinaviska Enskilda Banken AB - Stockholm, 2.970% due 6/1/26	11,728,069
		TOTAL TIME DEPOSITS
		(Cost - $26,647,728)	26,647,728
U.S. GOVERNMENT OBLIGATIONS - 0.7%
		U.S. Treasury Bills:
160,000		3.617% due 6/23/26(l)	159,647
450,000		3.607% due 6/25/26(l)	448,921
10,000,000		3.645% due 9/10/26(l)	9,899,197
		TOTAL U.S. GOVERNMENT OBLIGATIONS
		(Cost - $10,507,961)	10,507,765
		TOTAL SHORT-TERM INVESTMENTS
		(Cost - $37,155,689)	37,155,493

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Core Fixed Income Fund (continued)
Shares/Units	Security	Value
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.0%
MONEY MARKET FUND - 0.0%
599,808	Federated Government Obligations Fund, Premier Class, 3.548%(m)
	(Cost - $599,808)	$599,808
	TOTAL INVESTMENTS - 105.0% (Cost - $1,690,159,952)	1,567,935,029
	Liabilities in Excess of Other Assets - (5.0)%	(75,231,302)
	TOTAL NET ASSETS - 100.0%	$1,492,703,727

†	Face amount denominated in U.S. dollars, unless otherwise noted.
#	Security issued with zero coupon. Income is recognized through accretion of discount.
*	Non-income producing security.
(a)	This security is traded on a TBA basis.
(b)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2026, amounts to $265,609,215 and represents 17.79% of net assets.
(c)	Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2026.
(d)	Interest only security.
(e)	Principal only security.
(f)	All or a portion of this security is on loan.
(g)	Payment in-kind security for which part of the income earned may be paid as additional principal. At the option of the issuer.
(h)	Illiquid security. The aggregate value of illiquid holdings at May 31, 2026, amounts to $1,557,731 and represents 0.10% of net assets.
(i)	Security is perpetual in nature and has no stated maturity date.
(j)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(k)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.
(l)	Rate shown represents yield-to-maturity.
(m)	Represents investment of collateral received from securities lending transactions.

Abbreviations used in this schedule:
CBT	—	Chicago Board of Trade
CLO	—	Collateralized Loan Obligation
CMT	—	Constant Maturity Treasury Index
LLC	—	Limited Liability Company
LP	—	Limited Partnership
MFA	—	Mortgage Finance Authority
PLC	—	Public Limited Company
REMICS	—	Real Estate Mortgage Investment Conduit
SARL	—	Société à Responsabilité Limitée
SOFR	—	Secured Overnight Financing Rate
STRIPS	—	Separate Trading of Registered Interest and Principals
TSFR	—	CME Term SOFR Reference Rate

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Core Fixed Income Fund (continued)

Summary of Investments by Security Type^
U.S. Government Agencies & Obligations	29.0%
Mortgage-Backed Securities	21.1
Collateralized Mortgage Obligations	17.7
Corporate Bonds & Notes	16.3
Asset-Backed Securities	8.4
Exchange Traded Fund (ETF)	2.5
Collateralized Loan Obligations	1.8
Sovereign Bonds	0.5
Senior Loans	0.3
Common Stocks	0.0	*
Short-Term Investments	2.4
Money Market Fund	0.0	*
	100.0%

^ As a percentage of total investments.

* Position represents less than 0.05%.

At May 31, 2026, Destinations Core Fixed Income Fund had open exchange traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amounts	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. 10 Year Ultra	34	9/26	$3,771,728	$3,810,656	$38,928
U.S. 2 Year Note (CBT)	68	9/26	14,029,516	14,046,250	16,734
U.S. 5 Year Note (CBT)	9	9/26	959,945	964,898	4,953
					$60,615
Contracts to Sell:
U.S. 10 Year Note (CBT)	2	9/26	$(219,625)	$219,656	$(31)
U.S. Long Bond (CBT)	55	9/26	(6,087,761)	6,172,031	(84,270)
U.S. Ultra Long Bond (CBT)	28	9/26	(3,144,750)	3,203,375	(58,625)
					$(142,926)
Net Unrealized Depreciation on Open Exchange Traded Futures Contracts					$(82,311)

At May 31, 2026, Destinations Core Fixed Income Fund had deposited cash of $94,638 with a broker or brokers as margin collateral on open exchange traded futures contracts.

At May 31, 2026, Destinations Core Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amounts		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Receive	SOFR	3.595%	11/15/32	USD	1,675,000	$30,715	$—	$30,715
Receive	SOFR	3.378%	5/31/30	USD	2,500,000	44,387	—	44,387
Receive	SOFR	4.160%	3/19/45	USD	4,970,000	75,579	(25,974)	101,553
Receive	SOFR	3.590%	9/20/53	USD	1,175,000	133,854	5,065	128,789
Receive	SOFR	3.250%	6/21/53	USD	960,000	166,735	(10,562)	177,297
Receive	SOFR	2.970%	3/15/53	USD	2,025,000	429,255	6,558	422,697
						$880,525	$(24,913)	$905,438

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Core Fixed Income Fund (concluded)

Centrally Cleared - Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 5/31/26(2)	Notional Amounts(3)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Oracle Corp.	1.000%	12/20/30	3-Month	1.473%	USD	1,065,000	$(18,275)	$(11,855)	$(6,420)
Paramount Global	1.000%	6/20/31	3-Month	2.924%	USD	720,000	(57,913)	(62,624)	4,711
							$(76,188)	$(74,479)	$(1,709)

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of on emerging country as of period end serve as indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Forward Sale Commitments

Face Amounts	Security	Value
	Federal National Mortgage Association:
$51,000	2.500% due 6/1/56(a) (Proceeds — $43,017)	$(42,667)
1,317,143	3.000% due 6/1/56(a) (Proceeds — $1,154,919)	(1,150,170)
100,000	4.000% due 6/1/56(a) (Proceeds — $94,000)	(93,616)
6,660,000	2.500% due 7/1/56(a) (Proceeds — $5,559,779)	(5,569,429)
	Government National Mortgage Association:
525,000	3.000% due 6/1/56(a) (Proceeds — $464,535)	(466,649)
3,530,000	4.000% due 6/1/56(a) (Proceeds — $3,300,392)	(3,282,030)
2,045,000	4.500% due 6/1/56(a) (Proceeds — $1,980,451)	(1,966,993)
2,275,000	5.000% due 6/1/56(a) (Proceeds — $2,248,792)	(2,246,377)
	TOTAL OPEN FORWARD SALE COMMITMENTS
	(Proceeds — $14,845,885)	$(14,817,931)

  (a) This security is traded on a TBA basis.

Currency Abbreviations used in this schedule:
EUR	—	Euro

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Low Duration Fixed Income Fund
Face Amount/Units†		Security	Value
CORPORATE BONDS & NOTES - 32.0%
Basic Materials - 0.4%
210,000		ArcelorMittal SA, Senior Unsecured Notes, 4.250% due 7/16/29	$208,280
200,000		Corp. Nacional del Cobre de Chile, Senior Unsecured Notes, 3.000% due 9/30/29	189,087
200,000		Freeport Indonesia PT, Senior Unsecured Notes, 4.763% due 4/14/27(a)	199,695
90,000		Freeport-McMoRan Inc., Company Guaranteed Notes, 4.125% due 3/1/28	89,376
113,000		Rio Tinto Finance USA PLC, Company Guaranteed Notes, 4.875% due 3/14/30	114,428
222,000		Suzano Austria GmbH, Company Guaranteed Notes, 3.750% due 1/15/31	207,259
268,000		Vale Overseas Ltd., Company Guaranteed Notes, 3.750% due 7/8/30	255,857
		Total Basic Materials	1,263,982
Communications - 5.5%
209,000		Airbnb Inc., Senior Unsecured Notes, 4.400% due 3/16/29	208,632
98,000		AppLovin Corp., Senior Unsecured Notes, 5.125% due 12/1/29	99,141
1,097,000		fuboTV Inc., Senior Secured Notes, 7.500% due 2/15/29(a)(b)	1,081,594
1,701,000		GCI LLC, Company Guaranteed Notes, 4.750% due 10/15/28(a)	1,641,523
2,350,000		Gen Digital Inc., Company Guaranteed Notes, 6.750% due 9/30/27(a)	2,363,543
638,000		Getty Images Inc., Company Guaranteed Notes, 14.000% due 3/1/28(a)(c)	577,390
2,169,000		Getty Images Inc., Senior Secured Notes, 11.250% due 2/21/30(a)(c)	1,862,629
2,069,000		Go Daddy Operating Co. LLC/GD Finance Co., Inc., Company Guaranteed Notes, 5.250% due 12/1/27(a)	2,069,776
1,223,648		Go North Group AB, Senior Secured Notes, 9.386% (SOFRRATE + 5.762%) due 1/22/30(d)(e)	281,439
3,693,748		GrubHub Holdings Inc., Senior Secured Notes, 13.000% due 7/31/30(a)(b)(c)	3,014,596
180,000		Millicom International Cellular SA, Senior Unsecured Notes, 5.125% due 1/15/28	178,791
662,000		Sirius XM Radio LLC, Company Guaranteed Notes, 3.125% due 9/1/26(a)	658,380
384,000		T-Mobile USA Inc., Company Guaranteed Notes, 3.500% due 4/15/31	363,847
98,000		Uber Technologies Inc., Senior Unsecured Notes, 4.150% due 1/15/31	95,852
1,198,000		Ziff Davis Inc., Senior Unsecured Notes, 1.750% due 11/1/26(c)	1,180,004
		Total Communications	15,677,137
Consumer Cyclical - 1.1%
48,000		Darden Restaurants Inc., Senior Unsecured Notes, 4.350% due 10/15/27	47,907
1,400,000	EUR	European Entertainment Intressenter BidCo AB, Senior Secured Notes, 9.488% (3-Month EURIBOR + 7.250%) due 9/29/30(d)	1,556,589
208,000		Ferguson Enterprises Inc., Company Guaranteed Notes, 4.350% due 3/15/31	204,500
		Hyundai Capital America, Senior Unsecured Notes:
135,000		4.550% due 9/26/29(a)	134,501
177,000		5.400% due 6/24/31(a)	180,260
123,000		Marriott International Inc., Senior Unsecured Notes, 4.800% due 3/15/30	123,948
202,000		Royal Caribbean Cruises Ltd., Senior Unsecured Notes, 5.625% due 9/30/31(a)	203,772
659,000	EUR	Secop Group Holding GmbH, Senior Secured Notes, 10.535% (3-Month EURIBOR + 8.400%) due 12/29/26(d)	772,513
		Total Consumer Cyclical	3,223,990
Consumer Non-cyclical - 8.3%
		AbbVie Inc., Senior Unsecured Notes:
890,000		2.950% due 11/21/26	885,854
43,000		4.875% due 3/15/30	43,631
200,000		Adani Ports & Special Economic Zone Ltd., Senior Unsecured Notes, 4.375% due 7/3/29	195,155
		Altria Group Inc., Company Guaranteed Notes:
28,000		6.200% due 11/1/28	29,064
54,000		4.500% due 8/6/30	53,740
211,000		Amgen Inc., Senior Unsecured Notes, 4.200% due 2/19/31	207,357
210,000		Augusta SpinCo Corp., Company Guaranteed Notes, 4.398% due 3/23/29	208,857
17,000		Avery Dennison Corp., Senior Unsecured Notes, 4.875% due 12/6/28	17,136
7,000		BAT Capital Corp., Company Guaranteed Notes, 4.906% due 4/2/30	7,059
83,000		BAT International Finance PLC, Company Guaranteed Notes, 5.931% due 2/2/29	85,865
162,000		Biogen Inc., Senior Unsecured Notes, 5.050% due 1/15/31	164,391
200,000		BRF GmbH, Company Guaranteed Notes, 4.350% due 9/29/26	199,240
79,000		Bunge Ltd. Finance Corp., Company Guaranteed Notes, 4.200% due 9/17/29	78,160
9,071,000		Cannabist Co. Holdings Inc., Senior Secured Notes, 9.250% due 12/31/28(f)(g)	4,081,950

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)
Face Amount/Units†		Security	Value
CORPORATE BONDS & NOTES - (continued)
Consumer Non-cyclical - (continued)
86,000		Cardinal Health Inc., Senior Unsecured Notes, 5.125% due 2/15/29	$87,310
896,000		Darling Ingredients Inc., Company Guaranteed Notes, 5.250% due 4/15/27(a)	896,150
		Element Fleet Management Corp., Senior Unsecured Notes:
335,000		5.037% due 3/25/30(a)	337,949
35,000		4.641% due 11/24/30(a)	34,648
112,000		Equifax Inc., Senior Unsecured Notes, 4.800% due 9/15/29	112,379
62,000		ERAC USA Finance LLC, Company Guaranteed Notes, 4.500% due 10/30/29(a)	61,757
572,000		Euronet Worldwide Inc., Senior Unsecured Notes, 0.625% due 10/1/30(a)	513,370
1,199,000	EUR	Formycon AG, Company Guaranteed Notes, 9.170% (3-Month EURIBOR + 7.000%) due 7/9/29(d)	1,349,583
		GE HealthCare Technologies Inc., Senior Unsecured Notes:
95,000		4.150% due 12/15/28	94,261
231,000		4.800% due 8/14/29	232,532
1,827,000		HCA Inc., Company Guaranteed Notes, 4.500% due 2/15/27	1,826,268
70,000		Illumina Inc., Senior Unsecured Notes, 4.650% due 9/9/26	70,040
301,000		Imperial Brands Finance PLC, Company Guaranteed Notes, 5.500% due 2/1/30(a)	308,605
		Laboratory Corp. of America Holdings, Company Guaranteed Notes:
127,000		4.350% due 4/1/30	125,569
227,000		2.700% due 6/1/31	206,804
6,862,000		Leafly Holdings Inc., Senior Unsecured Notes, 8.000% due 7/1/25@(e)(f)	5,832,700
11,250,000	SEK	Magle Chemoswed Holding AB, Senior Secured Notes, 8.660% (3-Month SEK-STIBOR + 6.500%) due 7/4/28(d)(f)	932,225
211,000		Mars Inc., Senior Unsecured Notes, 4.800% due 3/1/30(a)	212,512
1,900,000	EUR	OP Holdco GmbH, Senior Secured Notes, 8.535% (3-Month EURIBOR + 6.500%) due 6/5/29(a)(d)	2,082,285
429,000		Pfizer Inc., Senior Unsecured Notes, 4.200% due 11/15/30	425,062
130,744		Prumo Participacoes e Investimentos S/A, Senior Secured Notes, 7.500% due 12/31/31	133,361
101,000		Quanta Services Inc., Senior Unsecured Notes, 4.500% due 1/15/31	100,057
93,000		Quest Diagnostics Inc., Senior Unsecured Notes, 4.200% due 6/30/29	92,090
207,000		Rentokil Terminix Funding PLC, Company Guaranteed Notes, 4.625% due 4/23/31(a)	204,064
207,000		Royalty Pharma PLC, Company Guaranteed Notes, 4.450% due 3/25/31	203,906
140,000		Rutas 2 & 7 Finance Ltd., Senior Secured Notes, zero coupon, due 9/30/36#	106,400
93,000		Sysco Corp., Company Guaranteed Notes, 5.100% due 9/23/30	94,172
262,000		Triton Container International Ltd., Company Guaranteed Notes, 3.150% due 6/15/31(a)	236,832
480,000		US Foods Inc., Company Guaranteed Notes, 6.875% due 9/15/28(a)	491,685
28,000		Verisk Analytics Inc., Senior Unsecured Notes, 4.450% due 3/15/31	27,540
		Total Consumer Non-cyclical	23,689,575
Energy - 2.7%
2,719,000		Arch Investment Partners LLC, Company Guaranteed Notes, 10.000% due 3/27/30(a)(f)	2,656,202
55,000		Boardwalk Pipelines LP, Company Guaranteed Notes, 4.450% due 7/15/27	54,922
207,000		Cenovus Energy Inc., Senior Unsecured Notes, 4.650% due 3/20/31	205,342
168,000		Cheniere Energy Partners LP, Company Guaranteed Notes, 4.500% due 10/1/29	167,225
30,000		DCP Midstream Operating LP, Company Guaranteed Notes, 5.125% due 5/15/29	30,432
27,000		Devon Energy Corp., Senior Unsecured Notes, 5.250% due 10/15/27	27,005
28,000		DT Midstream Inc., Company Guaranteed Notes, 4.125% due 6/15/29(a)	27,461
50,000		Ecopetrol SA, Senior Unsecured Notes, 4.625% due 11/2/31	44,972
44,000		Enbridge Inc., Company Guaranteed Notes, 6.000% due 11/15/28	45,518
201,000		Energy Transfer LP, Senior Unsecured Notes, 6.050% due 12/1/26	202,437
2,400,000		Forum Energy Technologies Inc., Senior Secured Notes, 10.500% due 11/7/29	2,533,335
82,400		GNL Quintero SA, Senior Unsecured Notes, 4.634% due 7/31/29	82,205
147,330		Guara Norte SARL, Senior Secured Notes, 5.198% due 6/15/34	143,722
84,000		Kinder Morgan Inc., Company Guaranteed Notes, 5.000% due 2/1/29	85,109
181,000		MPLX LP, Senior Unsecured Notes, 4.800% due 2/15/29	182,070
145,000		NGPL PipeCo LLC, Senior Unsecured Notes, 4.875% due 8/15/27(a)	145,531
200,000		Pertamina Persero PT, Senior Unsecured Notes, 3.650% due 7/30/29	193,066
85,000		Petrobras Global Finance BV, Company Guaranteed Notes, 5.125% due 9/10/30	83,980
222,000		Targa Resources Corp., Company Guaranteed Notes, 4.350% due 4/15/31	217,466

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)
Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES - (continued)
Energy - (continued)
130,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Company Guaranteed Notes, 5.500% due 3/1/30	$131,605
200,000	Ultrapar International SA, Company Guaranteed Notes, 5.250% due 6/6/29	199,515
	Western Midstream Operating LP, Senior Unsecured Notes:
16,000	6.350% due 1/15/29	16,626
116,000	4.050% due 2/1/30	112,803
127,000	Williams Cos., Inc., Senior Unsecured Notes, 4.800% due 11/15/29	128,010
	Total Energy	7,716,559
Financial - 5.6%
258,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Company Guaranteed Notes, 5.750% due 6/6/28	263,542
176,000	Agree LP, Company Guaranteed Notes, 2.900% due 10/1/30	163,820
275,000	American Express Co., Senior Unsecured Notes, 4.731% (SOFRRATE + 1.260%) due 4/25/29(d)	276,376
348,000	American Tower Corp., Senior Unsecured Notes, 4.900% due 3/15/30	351,175
	Aviation Capital Group LLC, Senior Unsecured Notes:
16,000	6.250% due 4/15/28(a)	16,407
226,000	4.800% due 10/24/30(a)	224,073
	Avolon Holdings Funding Ltd., Company Guaranteed Notes:
86,000	6.375% due 5/4/28(a)	88,437
208,000	5.375% due 5/30/30(a)	210,584
150,000	Banco de Credito del Peru SA, Subordinated Notes, 3.250% (5-Year CMT Index + 2.450%) due 9/30/31(d)	148,485
150,000	Banco Internacional del Peru SAA Interbank, Subordinated Notes, 6.397% (5-Year CMT Index + 2.067%) due 4/30/35(d)	153,316
200,000	Banco Mercantil del Norte SA, Junior Subordinated Notes, 7.625% (5-Year CMT Index + 5.353%)(d)(h)	200,810
150,000	Banco Santander Chile, Senior Unsecured Notes, 4.550% due 11/20/30(a)	148,125
200,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Subordinated Notes, 7.525% (5-Year CMT Index + 2.995%) due 10/1/28(d)	207,208
	Bank of America Corp., Senior Unsecured Notes:
173,000	4.979% (SOFRRATE + 0.830%) due 1/24/29(d)	174,361
100,000	5.162% (SOFRRATE + 1.000%) due 1/24/31(d)	101,688
208,000	Bank of Montreal, Senior Unsecured Notes, 4.640% (SOFRRATE + 1.250%) due 9/10/30(d)	208,249
200,000	BBVA Mexico SA Institucion de Banca Multiple Grupo Financiero BBVA Mexico, Subordinated Notes, 5.875% (5-Year CMT Index + 4.308%) due 9/13/34(d)	196,486
1,142,000	Braemar Hotels & Resorts Inc., Senior Unsecured Notes, 4.500% due 6/1/26(f)	1,119,158
	Brown & Brown Inc., Senior Unsecured Notes:
25,000	4.700% due 6/23/28	25,050
26,000	4.500% due 3/15/29	25,867
207,000	CaixaBank SA, Senior Non-Preferred Notes, 4.818% (SOFRRATE + 1.210%) due 4/22/32(a)(d)	205,759
267,000	Canadian Imperial Bank of Commerce, Senior Unsecured Notes, 4.243% (SOFRRATE + 0.600%) due 9/8/28(d)	266,370
208,000	Charles Schwab Corp., Senior Unsecured Notes, 4.343% (SOFRRATE + 0.940%) due 11/14/31(d)	204,909
	Citigroup Inc., Senior Unsecured Notes:
106,000	4.786% (SOFRRATE + 0.870%) due 3/4/29(d)	106,490
236,000	4.542% (SOFRRATE + 1.338%) due 9/19/30(d)	235,048
105,000	4.503% (SOFRRATE + 1.171%) due 9/11/31(d)	103,884
3,307,424	Compass Group Diversified Holdings LLC, Company Guaranteed Notes, 5.250% due 4/15/29(a)	3,165,408
476,000	Compass Inc., Company Guaranteed Notes, 0.250% due 4/15/31(a)	435,207
360,000	CubeSmart LP, Company Guaranteed Notes, 4.375% due 2/15/29	357,556
186,000	Equinix Europe 2 Financing Corp. LLC, Company Guaranteed Notes, 4.600% due 11/15/30	184,287
203,000	Essential Properties LP, Company Guaranteed Notes, 2.950% due 7/15/31	183,409

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)
Face Amount/Units†		Security	Value
CORPORATE BONDS & NOTES - (continued)
Financial - (continued)
366,000		Extra Space Storage LP, Company Guaranteed Notes, 5.500% due 7/1/30	$375,346
		Goldman Sachs Group Inc., Senior Unsecured Notes:
89,000		4.153% (SOFRRATE + 0.900%) due 10/21/29(d)	87,932
45,000		4.516% (SOFRRATE + 0.960%) due 1/21/32(d)	44,305
1,486,000		Icahn Enterprises LP/Icahn Enterprises Finance Corp., Senior Secured Notes, 5.250% due 5/15/27	1,469,894
		JPMorgan Chase & Co., Senior Unsecured Notes:
212,000		4.548% (SOFRRATE + 0.920%) due 4/22/28(d)	212,787
141,000		4.915% (SOFRRATE + 0.800%) due 1/24/29(d)	142,054
212,000		3.702% (3-Month TSFR + 1.422%) due 5/6/30(d)	206,851
53,000		M&T Bank Corp., Senior Unsecured Notes, 4.833% (SOFRRATE + 0.930%) due 1/16/29(d)	53,227
209,000		Morgan Stanley, Senior Unsecured Notes, 4.555% (SOFRRATE + 0.960%) due 4/10/30(d)	208,191
10,000		New York Life Global Funding, Secured Notes, 4.700% due 1/29/29(a)	10,062
2,500,000	SEK	Novedo Holding AB, Senior Secured Notes, 9.083% (3-Month SEK-STIBOR + 7.000%) due 9/23/27(d)	238,980
573,000		Oaktree Strategic Credit Fund, Senior Unsecured Notes, 6.190% due 7/15/30	570,785
86,000		Omega Healthcare Investors Inc., Company Guaranteed Notes, 4.750% due 1/15/28	86,127
200,000		Oversea-Chinese Banking Corp., Ltd, Subordinated Notes, 4.602% (5-Year CMT Index + 1.575%) due 6/15/32(d)	199,676
197,000		Phillips Edison Grocery Center Operating Partnership I LP, Company Guaranteed Notes, 2.625% due 11/15/31	175,516
209,000		Progressive Corp., Senior Unsecured Notes, 4.600% due 3/26/31	208,989
154,000		Royal Bank of Canada, Senior Unsecured Notes, 4.489% (SOFRRATE + 0.860%) due 10/18/28(d)	154,449
466,000		Societe Generale SA, Senior Non-Preferred Notes, 3.000% due 1/22/30(a)	436,330
184,000		Store Capital LLC, Senior Unsecured Notes, 4.950% due 2/11/31	182,141
305,000		Truist Financial Corp., Senior Unsecured Notes, 7.161% (SOFRRATE + 2.446%) due 10/30/29(d)	322,634
200,000		United Overseas Bank Ltd., Subordinated Notes, 2.000% (5-Year CMT Index + 1.230%) due 10/14/31(d)	198,081
		Wells Fargo & Co., Senior Unsecured Notes:
178,000		4.698% (SOFRRATE + 1.070%) due 4/22/28(d)	178,740
103,000		4.577% (SOFRRATE + 0.720%) due 5/20/29(d)	102,952
195,000		6.303% (SOFRRATE + 1.790%) due 10/23/29(d)	202,492
177,000		5.150% (SOFRRATE + 1.500%) due 4/23/31(d)	179,630
		Total Financial	15,999,715
Industrial - 3.6%
174,000	EUR	Alltub Group SAS, Senior Secured Notes, 8.748% (3-Month EURIBOR + 6.500%) due 4/30/30(d)	209,043
206,729		Bioceanico Sovereign Certificate Ltd., Senior Secured Notes, zero coupon, due 6/5/34#	171,072
15,590,000	SEK	Cabonline Group Holding AB, Senior Secured Notes, 10.000% due 3/19/28	1,613,136
204,000		Canadian Pacific Railway Co., Company Guaranteed Notes, 4.800% due 3/30/30	205,815
200,000		Cemex SAB de CV, Subordinated Notes, 5.125% (5-Year CMT Index + 4.534%)(d)(h)	199,599
207,000		CNH Industrial Capital LLC, Company Guaranteed Notes, 4.500% due 10/16/30	204,600
4,000,000	NOK	Eqva ASA, Senior Secured Notes, 12.220% (3-Month NIBOR + 7.750%) due 2/4/30(a)(d)	427,268
		GATX Corp., Senior Unsecured Notes:
99,000		4.700% due 4/1/29	99,322
81,000		4.000% due 6/30/30	78,988
105,000		Jacobs Solutions Inc., Company Guaranteed Notes, 4.750% due 3/3/31	103,844
109,279		Lima Metro Line 2 Finance Ltd., Senior Secured Notes, 5.875% due 7/5/34	111,551
1,879,000		LSB Industries Inc., Senior Secured Notes, 6.250% due 10/15/28(a)	1,880,755
168,000		MasTec Inc., Company Guaranteed Notes, 4.500% due 8/15/28(a)	166,340
200,000		MISC Capital Two Labuan Ltd., Company Guaranteed Notes, 3.750% due 4/6/27	198,564
67,000		Molex Electronic Technologies LLC, Senior Unsecured Notes, 4.750% due 4/30/28(a)	67,228
214,000		New Enterprise Stone & Lime Co., Inc., Senior Unsecured Notes, 9.750% due 7/15/28(a)	214,535

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)
Face Amount/Units†		Security	Value
CORPORATE BONDS & NOTES - (continued)
Industrial - (continued)
193,000		Northrop Grumman Corp., Senior Unsecured Notes, 4.650% due 7/15/30	$193,815
156,000		Northrop Grumman Systems Corp., Company Guaranteed Notes, 7.750% due 2/15/31	175,652
90,000		Otis Worldwide Corp., Senior Unsecured Notes, 4.488% due 5/7/29	89,996
193,000		Penske Truck Leasing Co. LP/PTL Finance Corp., Senior Unsecured Notes, 5.250% due 2/1/30(a)	195,584
179,000		Republic Services Inc., Senior Unsecured Notes, 4.750% due 7/15/30	180,706
80,000		Ryder System Inc., Senior Unsecured Notes, 4.300% due 12/1/30	78,814
974,000		Sonoco Products Co., Senior Unsecured Notes, 4.450% due 9/1/26	974,282
35,000		Textron Inc., Senior Unsecured Notes, 3.900% due 9/17/29	34,197
203,000		Westinghouse Air Brake Technologies Corp., Company Guaranteed Notes, 4.900% due 5/29/30	204,991
2,172,000		XPO Inc., Senior Secured Notes, 6.250% due 6/1/28(a)	2,199,176
		Total Industrial	10,278,873
Technology - 3.9%
1,400,000	EUR	Azerion Group NV, Senior Secured Notes, 7.579% (3-Month EURIBOR + 5.500%) due 10/2/29(d)	1,391,232
500,000	EUR	Ccit Group AS, Senior Secured Notes, 10.248% (3-Month EURIBOR + 8.000%) due 5/11/29(a)(d)	588,547
155,000		Dell International LLC/EMC Corp., Company Guaranteed Notes, 4.500% due 2/15/31	153,649
987,000		Dell International LLC/EMC Corp., Senior Unsecured Notes, 4.900% due 10/1/26	988,148
18,559,055	SEK	Impala BondCo PLC, Senior Secured Notes, 12.000% due 10/30/27(b)	974,999
		Oracle Corp., Senior Unsecured Notes:
1,831,000		2.650% due 7/15/26	1,827,522
1,182,000		3.250% due 11/15/27	1,159,434
75,000		Paychex Inc., Senior Unsecured Notes, 5.100% due 4/15/30	75,860
49,000		Roper Technologies Inc., Senior Unsecured Notes, 4.250% due 9/15/28	48,696
2,653,000		SS&C Technologies Inc., Company Guaranteed Notes, 5.500% due 9/30/27(a)	2,653,207
1,400,000	EUR	Trustly AB, Senior Secured Notes, 8.825% (3-Month EURIBOR + 6.750%) due 10/8/30(d)	1,404,274
		Total Technology	11,265,568
Utilities - 0.9%
221,000		American Electric Power Co., Inc., Senior Unsecured Notes, 5.200% due 1/15/29	224,892
187,000		Black Hills Corp., Senior Unsecured Notes, 4.550% due 1/31/31	184,917
50,000		CenterPoint Energy Inc., Senior Unsecured Notes, 5.400% due 6/1/29	51,185
172,000		Chile Electricity Lux MPC SARL, Government Guaranteed Notes, 6.010% due 1/20/33	177,134
222,080		Chile Electricity PEC SpA, Senior Secured Notes, zero coupon, due 1/25/28#	203,758
136,000		Constellation Energy Generation LLC, Senior Unsecured Notes, 3.900% due 1/8/28	134,933
104,000		Dominion Energy Inc., Senior Unsecured Notes, 5.000% due 6/15/30	105,342
107,000		DTE Energy Co., Senior Unsecured Notes, 5.200% due 4/1/30	108,818
		Essential Utilities Inc., Senior Unsecured Notes:
101,000		4.800% due 8/15/27	101,399
4,000		3.566% due 5/1/29	3,884
15,000		Evergy Inc., Senior Unsecured Notes, 4.250% due 3/15/29	14,863
179,000		Evergy Kansas Central Inc., Senior Unsecured Notes, 4.700% due 3/13/28	179,772
110,000		Exelon Corp., Senior Unsecured Notes, 5.150% due 3/15/29	111,836
4,000		FirstEnergy Transmission LLC, Senior Unsecured Notes, 4.550% due 1/15/30	3,986
135,500		JSW Hydro Energy Ltd., Senior Secured Notes, 4.125% due 5/18/31	127,047
103,924		Mexico Generadora de Energia S de rl, Senior Secured Notes, 5.500% due 12/6/32	103,465
129,800		Minejesa Capital BV, Senior Secured Notes, 4.625% due 8/10/30	128,150
163,000		Niagara Mohawk Power Corp., Senior Unsecured Notes, 4.647% due 10/3/30(a)	162,146
		NiSource Inc., Senior Unsecured Notes:
177,000		5.200% due 7/1/29	180,121
46,000		4.750% due 5/18/31	45,975
44,000		Pinnacle West Capital Corp., Senior Unsecured Notes, 4.900% due 5/15/28	44,286
166,000		Public Service Enterprise Group Inc., Senior Unsecured Notes, 5.875% due 10/15/28	170,840
27,000		Southern Co. Gas Capital Corp., Company Guaranteed Notes, 4.050% due 9/15/28	26,828

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)
Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES - (continued)
Utilities - (continued)
74,000	Southern Power Co., Senior Unsecured Notes, 4.250% due 10/1/30	$73,001
	Total Utilities	2,668,578
	TOTAL CORPORATE BONDS & NOTES (Cost - $101,059,963)	91,783,977
COLLATERALIZED MORTGAGE OBLIGATIONS - 12.8%
Mortgage Securities - 12.8%
120,000	1211 Avenue of the Americas Trust, Series 2015-1211, Class A1A1, 3.901% due 8/10/35(a)	116,400
200,000	280 Park Avenue Mortgage Trust, Series 2017-280P, Class A, 4.818% (1-Month TSFR + 1.180%) due 9/15/34(a)(d)	199,750
123,103	Angel Oak Mortgage Trust, Series 2020-6, Class A1, 1.261% due 5/25/65(a)(d)	114,669
183,000	Arbor Multifamily Mortgage Securities Trust, Series 2021-MF2, Class A2, 2.023% due 6/15/54(a)	182,645
120,000	ARDN Mortgage Trust, Series 2025-ARCP, Class A, 5.377% (1-Month TSFR + 1.750%) due 6/15/35(a)(d)	120,225
568,159	Aspire Mortgage Trust, Series 2026-1, Class A3, step bond to yield, 5.209% due 1/25/66(a)	563,838
	BANK:
1,195,635	Series 2017-BNK4, Class XA, 1.321% due 5/15/50(d)(i)	8,811
1,329,688	Series 2017-BNK6, Class XA, 0.753% due 7/15/60(d)(i)	6,869
230,867	Series 2019-BN24, Class ASB, 2.929% due 11/15/62	225,838
217,185	Series 2021-BN33, Class ASB, 2.218% due 5/15/64	206,276
	BANK5:
326,000	Series 2023-5YR2, Class A3, 6.656% due 7/15/56(d)	336,645
206,944	Series 2024-5YR5, Class A3, 5.702% due 2/15/29	211,372
211,680	Series 2024-5YR8, Class A1, 5.188% due 8/15/57	213,421
4,739,237	Series 2025-5YR19, Class XA, 1.127% due 12/15/58(d)(i)	217,161
621,668	Barclays Mortgage Loan Trust, Series 2025-NQM3, Class A3, step bond to yield, 5.945% due 5/25/65(a)	623,413
	BBCMS Mortgage Trust:
144,575	Series 2024-C24, Class A1, 5.229% due 2/15/57	145,374
220,093	Series 2025-5C33, Class A1, 4.971% due 3/15/58	221,280
	Benchmark Mortgage Trust:
9,134,158	Series 2018-B4, Class XA, 0.460% due 7/15/51(d)(i)	82,932
147,656	Series 2019-B14, Class A2, 2.915% due 12/15/62	143,857
3,515,454	Series 2020-B16, Class XA, 1.026% due 2/15/53(d)(i)	88,316
235,000	Series 2024-V5, Class A3, 5.805% due 1/10/57	240,922
209,520	Series 2024-V8, Class A1, 5.514% due 7/15/57	211,903
260,874	Series 2025-V16, Class A1, 4.653% due 8/15/58	260,066
4,900,000	Series 2025-V19, Class XA, 1.105% due 1/15/58(d)(i)	216,991
311,633	Series 2026-B42, Class A1, 4.216% due 3/15/59	309,362
82,000	Series 2026-B43, Class A1, 4.654% due 4/15/63	81,830
243,525	BLP Commercial Mortgage Trust, Series 2024-IND2, Class A, 4.969% (1-Month TSFR + 1.342%) due 3/15/41(a)(d)	243,830
	BMO Mortgage Trust:
210,469	Series 2024-5C4, Class A1, 6.017% due 5/15/57	214,158
241,000	Series 2024-5C6, Class A2, 4.869% due 9/15/57	241,416
222,713	Series 2024-C9, Class A1, 5.478% due 7/15/57	224,589
	BRAVO Residential Funding Trust:
636,688	Series 2022-RPL1, Class A1, 2.750% due 9/25/61(a)(d)	580,013
311,660	Series 2023-NQM5, Class A1, step bond to yield, 6.505% due 6/25/63(a)	311,262
	BX Commercial Mortgage Trust:
62,181	Series 2021-21M, Class A, 4.471% (1-Month TSFR + 0.844%) due 10/15/36(a)(d)	62,181
102,935	Series 2021-ACNT, Class B, 4.991% (1-Month TSFR + 1.364%) due 11/15/38(a)(d)	102,999
105,298	Series 2024-MDHS, Class A, 5.268% (1-Month TSFR + 1.641%) due 5/15/41(a)(d)	105,396
113,144	Series 2025-BCAT, Class A, 5.007% (1-Month TSFR + 1.380%) due 8/15/42(a)(d)	113,250
120,000	Series 2026-ALOHA, Class A, 4.977% (1-Month TSFR + 1.350%) due 4/15/43(a)(d)	120,000

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)
Face Amount/Units†	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Mortgage Securities - (continued)
120,000	Series 2026-CSMO, Class A, 5.027% (1-Month TSFR + 1.400%) due 2/15/43(a)(d)	$120,300
123,542	Series 2026-XL6, Class A, 4.827% (1-Month TSFR + 1.200%) due 3/15/43(a)(d)	123,387
160,000	BX Mortgage Trust, Series 2021-PAC, Class A, 4.431% (1-Month TSFR + 0.804%) due 10/15/36(a)(d)	159,950
	BX Trust:
121,758	Series 2021-BXMF, Class A, 4.377% (1-Month TSFR + 0.750%) due 10/15/26(a)(d)	121,720
125,144	Series 2021-LGCY, Class B, 4.596% (1-Month TSFR + 0.969%) due 10/15/36(a)(d)	125,105
160,000	Series 2022-LBA6, Class A, 4.627% (1-Month TSFR + 1.000%) due 1/15/39(a)(d)	159,950
1,431,998	Series 2025-LUNR, Class A, 5.127% (1-Month TSFR + 1.500%) due 6/15/40(a)(d)	1,434,682
117,602	Series 2025-ROIC, Class A, 4.771% (1-Month TSFR + 1.144%) due 3/15/30(a)(d)	117,419
120,000	Series 2026-CIP, Class A, 4.850% (1-Month TSFR + 1.200%) due 5/15/38(a)(d)	120,300
100,000	BXP Trust, Series 2017-GM, Class A, 3.379% due 6/13/39(a)	98,556
156,580	Cantor Commercial Real Estate Lending, Series 2019-CF1, Class A2, 3.623% due 5/15/52	154,177
1,201,230	CD Mortgage Trust, Series 2017-CD4, Class XA, 1.201% due 5/10/50(d)(i)	6,252
287,000	CFCRE Commercial Mortgage Trust, Series 2017-C8, Class XB, 0.863% due 6/15/50(d)(i)	1,816
	Citigroup Commercial Mortgage Trust:
179,250	Series 2016-P4, Class A4, 2.902% due 7/10/49	178,878
231,365	Series 2017-P7, Class A3, 3.442% due 4/14/50	230,016
100,000	Series 2023-PRM3, Class A, 6.360% due 7/10/28(a)(d)	102,547
71,576	COLT Mortgage Pass-Through Certificates, Series 2021-1R, Class A1, 0.857% due 5/25/65(a)(d)	65,180
468,594	COLT Trust, Series 2021-RPL1, Class A1, 1.665% due 9/25/61(a)(d)	431,709
227,000	Commercial Mortgage Trust, Series 2018-HCLV, Class A, 4.923% (1-Month TSFR + 1.296%) due 9/15/33(a)(d)	214,246
256,487	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, 4.662% (SOFR30A + 1.050%) due 1/25/44(a)(d)	256,409
	Cross Mortgage Trust:
386,297	Series 2024-H1, Class A1, step bond to yield, 6.085% due 12/25/68(a)	387,745
461,612	Series 2024-H5, Class A1, step bond to yield, 5.854% due 8/26/69(a)	464,171
	CSAIL Commercial Mortgage Trust:
547,206	Series 2017-C8, Class XA, 1.048% due 6/15/50(d)(i)	2,917
3,334,022	Series 2017-CX10, Class XA, 0.836% due 11/15/50(d)(i)	32,385
2,904,349	Series 2018-CX12, Class XA, 0.608% due 8/15/51(d)(i)	27,533
102,166	DBJPM Mortgage Trust, Series 2016-C3, Class A5, 2.890% due 8/10/49	101,972
170,000	Del Amo Fashion Center Trust, Series 2017-AMO, Class A, 3.636% due 6/5/35(a)(d)	165,815
879,900	Ellington Financial Mortgage Trust, Series 2022-3, Class A1, step bond to yield, 5.000% due 8/25/67(a)	877,205
166,056	EQUS Mortgage Trust, Series 2021-EQAZ, Class A, 4.647% (1-Month TSFR + 1.019%) due 10/15/38(a)(d)	166,004
	Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
962,286	Series 4987, Class BF, 4.127% (SOFR30A + 0.514%) due 6/25/50(d)	944,678
647,003	Series 5512, Class FA, 4.512% (SOFR30A + 0.900%) due 3/25/55(d)	644,738
168,039	Series 5524, Class AF, 4.812% (SOFR30A + 1.200%) due 4/25/55(d)	168,909
541,765	Series 5596, Class FH, 4.812% (SOFR30A + 1.200%) due 11/25/55(d)	542,888
286,289	Series 5638, Class AF, 4.612% (SOFR30A + 1.000%) due 3/25/56(d)	286,013
761,334	Series 5646, Class FG, 4.712% (SOFR30A + 1.100%) due 6/25/55(d)	759,658
567,361	Series 5650, Class CF, 4.862% (SOFR30A + 1.250%) due 4/25/56(d)	568,992
118,059	Federal National Mortgage Association (FNMA), Aces, Series 2021-M7, Class A1, 1.708% due 3/25/31(d)	113,521
	Federal National Mortgage Association (FNMA), REMICS:
397,752	Series 2018-86, Class MF, 4.027% (SOFR30A + 0.414%) due 12/25/48(d)	392,978
752,716	Series 2026-21, Class FC, 4.862% (SOFR30A + 1.250%) due 7/25/54(d)	748,482
550,000	Series 2026-46, Class FB, 4.900% (SOFR30A + 1.200%) due 6/25/56(d)	550,923
534,555	Freddie Mac STACR REMIC Trust, Series 2026-DNA2, Class M1, 4.812% (SOFR30A + 1.200%) due 3/25/46(a)(d)	534,555
889,569	Government National Mortgage Association (GNMA), Series 2025-211, Class FD, 4.725% (SOFR30A + 1.100%) due 12/20/55(d)	887,278

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)
Face Amount/Units†	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Mortgage Securities - (continued)
150,000	Great Wolf Trust, Series 2024-WOLF, Class A, 5.169% (1-Month TSFR + 1.542%) due 3/15/39(a)(d)	$150,281
	GS Mortgage Securities Trust:
3,114,945	Series 2016-GS4, Class XA, 0.451% due 11/10/49(d)(i)	363
244,970	Series 2017-GS5, Class A3, 3.409% due 3/10/50	243,845
1,628,291	Series 2017-GS6, Class XA, 0.992% due 5/10/50(d)(i)	10,006
3,081,309	Series 2017-GS8, Class XA, 0.924% due 11/10/50(d)(i)	24,312
120,000	Hilton USA Trust, Series 2016-HHV, Class A, 3.719% due 11/5/38(a)	119,561
65,747	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4, 2.822% due 8/15/49	65,589
252,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class XA, 0.994% due 11/15/48(d)(i)	15
271,069	Legacy Mortgage Asset Trust, Series 2021-GS4, Class A1, step bond to yield, 5.650% due 11/25/60(a)	271,294
100,000	LEX Trust, Series 2026-450, Class A, 4.977% (1-Month TSFR + 1.350%) due 3/15/43(a)(d)	100,250
	MFA Trust:
362,760	Series 2023-NQM3, Class A1, step bond to yield, 6.617% due 7/25/68(a)	362,873
1,041,735	Series 2025-NQM4, Class A3, step bond to yield, 5.685% due 8/25/70(a)	1,039,732
	Morgan Stanley Capital I Trust:
591,102	Series 2016-UB11, Class XA, 1.505% due 8/15/49(d)(i)	51
3,144,624	Series 2016-UB12, Class XA, 0.621% due 12/15/49(d)(i)	770
712,193	Series 2017-H1, Class XA, 1.285% due 6/15/50(d)(i)	5,827
119,640	Series 2021-L6, Class A2, 2.126% due 6/15/54(d)	119,139
140,356	Series 2024-NSTB, Class A, 3.900% due 9/24/57(a)(d)	137,716
993,124	Morgan Stanley Residential Mortgage Loan Trust, Series 2026-NEW1, Class A1, 5.276% due 4/27/71(a)(d)	991,689
	New Residential Mortgage Loan Trust:
603,861	Series 2019-RPL3, Class A1, 2.750% due 7/25/59(a)(d)	584,154
95,950	Series 2020-NQM1, Class A2, 2.718% due 1/26/60(a)(d)	90,544
921,976	Series 2024-NQM1, Class A1, step bond to yield, 6.129% due 3/25/64(a)	926,913
120,000	NJ, Series 2025-WBRK, Class A, 5.867% due 3/5/35(a)(d)	122,875
80,000	NYO Commercial Mortgage Trust, Series 2021-1290, Class A1, 4.837% (1-Month TSFR + 1.209%) due 11/15/38(a)(d)	80,015
	OBX Trust:
476,259	Series 2022-NQM1, Class A1, 2.305% due 11/25/61(a)(d)	427,109
468,719	Series 2024-NQM5, Class A1, step bond to yield, 5.988% due 1/25/64(a)	470,969
473,313	Series 2024-NQM7, Class A1, step bond to yield, 6.243% due 3/25/64(a)	476,672
449,937	Series 2025-NQM14, Class A3, step bond to yield, 5.618% due 7/25/65(a)	449,739
669,172	Series 2025-NQM7, Class A1, step bond to yield, 5.560% due 5/25/55(a)	672,357
100,000	PLYM Commercial Mortgage Trust, Series 2026-IND, Class A, 4.877% (1-Month TSFR + 1.250%) due 3/15/43(a)(d)	100,062
	PRKCM Trust:
1,289,853	Series 2026-AFC2, Class A1, 5.368% due 4/25/61(a)(d)	1,291,119
796,557	Series 2026-AFC3, Class A1, 5.384% due 5/1/61(a)(d)	796,636
640,482	PRPM Trust, Series 2025-NQM2, Class A1, step bond to yield, 5.688% due 4/25/70(a)	643,397
120,000	SCOTT Trust, Series 2023-SFS, Class AS, 6.204% due 3/10/40(a)	121,370
330,000	SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, 5.019% (1-Month TSFR + 1.392%) due 5/15/39(a)(d)	330,412
120,000	SREIT Trust, Series 2021-MFP2, Class A, 4.563% (1-Month TSFR + 0.936%) due 11/15/36(a)(d)	119,962
680,804	UBS Commercial Mortgage Trust, Series 2017-C1, Class XA, 1.445% due 6/15/50(d)(i)	4,635
	Velocity Commercial Capital Loan Trust:
635,886	Series 2021-2, Class A, 1.520% due 8/25/51(a)(d)	546,348
247,019	Series 2021-2, Class M1, 1.820% due 8/25/51(a)(d)	200,982
643,029	Series 2024-5, Class A, 5.490% due 10/25/54(a)	641,830
817,508	Series 2025-4, Class A, 5.190% due 9/25/55(a)(d)	810,489
	Verus Securitization Trust:
395,565	Series 2021-7, Class A1, step bond to yield, 2.829% due 10/25/66(a)	360,889

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)
Face Amount/Units†	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Mortgage Securities - (continued)
46,559	Series 2021-R1, Class A2, 1.057% due 10/25/63(a)(d)	$45,281
340,539	Series 2023-INV2, Class A1, step bond to yield, 6.443% due 8/25/68(a)	340,113
290,937	Series 2024-1, Class A1, step bond to yield, 5.712% due 1/25/69(a)	291,501
590,815	Series 2024-2, Class A1, step bond to yield, 6.095% due 2/25/69(a)	593,611
26,183	Vista Point Securitization Trust, Series 2020-2, Class A1, 1.475% due 4/25/65(a)(d)	25,624
	Wells Fargo Commercial Mortgage Trust:
169,092	Series 2015-NXS2, Class XA, 0.000% due 7/15/58#(d)(i)	2
86,879	Series 2021-C60, Class A2, 2.042% due 8/15/54	86,686
157,962	Series 2026-C66, Class A1, 4.893% due 4/15/59	158,398
	Total Mortgage Securities	36,715,226
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $39,213,812)	36,715,226
U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 8.3%
U.S. GOVERNMENT OBLIGATIONS - 8.3%
1,129,834	U.S. Treasury Inflation Indexed Bonds, 2.375% due 1/15/27	1,139,852
	U.S. Treasury Inflation Indexed Notes:
1,274,788	0.125% due 4/15/27	1,262,175
1,148,162	1.625% due 10/15/27	1,157,597
	U.S. Treasury Notes:
2,000,000	3.500% due 10/31/27	1,987,109
9,300,000	0.750% due 1/31/28	8,817,563
5,500,000	3.500% due 11/15/28	5,430,820
2,299,000	3.500% due 1/15/29	2,268,017
1,800,000	0.875% due 11/15/30	1,563,891
	TOTAL U.S. GOVERNMENT OBLIGATIONS	23,627,024
	TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost - $23,788,615)	23,627,024
COLLATERALIZED LOAN OBLIGATIONS - 5.9%
Commercial MBS - 2.0%
180,000	ACREC LLC, Series 2026-FL4, Class A, 5.075% (1-Month TSFR + 1.450%) due 1/18/43(a)(d)	180,147
88,988	ACREC Ltd., Series 2021-FL1, Class AS, 5.240% (1-Month TSFR + 1.614%) due 10/16/36(a)(d)	88,903
	Arbor Realty Commercial Real Estate Notes LLC:
210,000	Series 2025-FL1, Class A, 4.957% (1-Month TSFR + 1.354%) due 1/20/43(a)(d)	210,372
122,000	Series 2026-FL1, Class A, 5.103% (1-Month TSFR + 1.500%) due 9/20/43(a)(d)	122,374
190,000	AREIT, Series 2025-CRE11, Class A, 5.175% (1-Month TSFR + 1.550%) due 7/25/43(a)(d)	190,542
240,000	BDS LLC, Series 2026-FL17, Class A, 5.000% (1-Month TSFR + 1.350%) due 5/19/43(a)(d)	240,063
	BRSP Ltd.:
277,000	Series 2024-FL2, Class A, 5.558% (1-Month TSFR + 1.945%) due 8/19/37(a)(d)	277,179
240,000	Series 2026-FL3, Class A, 5.063% (1-Month TSFR + 1.450%) due 8/19/43(a)(d)	240,312
150,000	BSPDF Issuer LLC, Series 2026-FL3, Class A, 5.075% (1-Month TSFR + 1.450%) due 9/18/43(a)(d)	150,204
200,000	BSPRT Issuer LLC, Series 2026-FL13, Class A, 5.125% (1-Month TSFR + 1.500%) due 10/18/43(a)(d)	200,402
145,468	BSPRT Issuer Ltd., Series 2023-FL10, Class A, 5.886% (1-Month TSFR + 2.259%) due 9/15/35(a)(d)	145,433
	BXMT Ltd.:
116,196	Series 2021-FL4, Class A, 5.042% (1-Month TSFR + 1.414%) due 5/15/38(a)(d)	115,389
240,000	Series 2026-FL6, Class A, 5.063% (1-Month TSFR + 1.450%) due 8/19/43(a)(d)	240,068
210,000	D2 Multifamily Credit Issuer Ltd., Series 2026-FL1, Class A, 5.110% (1-Month TSFR + 1.450%) due 11/19/43(a)(d)	210,328
	FS Rialto:
68,701	Series 2021-FL2, Class A, 5.210% (1-Month TSFR + 1.584%) due 5/16/38(a)(d)	68,636
146,849	Series 2021-FL3, Class A, 4.990% (1-Month TSFR + 1.364%) due 11/16/36(a)(d)	146,843

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)
Face Amount/Units†	Security	Value
COLLATERALIZED LOAN OBLIGATIONS - (continued)
Commercial MBS - (continued)
230,000	FS Rialto Issuer LLC, Series 2026-FL11, Class A, 5.063% (1-Month TSFR + 1.450%) due 1/19/44(a)(d)	$230,476
	GPMT Ltd.:
108,086	Series 2021-FL3, Class AS, 5.590% (1-Month TSFR + 1.964%) due 7/16/35(a)(d)	107,567
159,617	Series 2021-FL4, Class A, 5.043% (1-Month TSFR + 1.464%) due 12/15/36(a)(d)	159,712
100,000	GS REFT Issuer Ltd., Series 2026-FL1, Class A, 5.113% (1-Month TSFR + 1.500%) due 4/19/43(a)(d)	100,281
	INCREF LLC:
250,000	Series 2025-FL1, Class A, 5.341% (1-Month TSFR + 1.728%) due 10/19/42(a)(d)	250,622
240,000	Series 2026-FL2, Class A, 0.000% (1-Month TSFR + 1.450%) due 12/19/43#(d)	240,000
220,000	KREF Ltd., Series 2021-FL2, Class B, 5.392% (1-Month TSFR + 1.764%) due 2/15/39(a)(d)	217,815
250,000	LMNT CRE LLC, Series 2025-FL3, Class A, 5.148% (1-Month TSFR + 1.550%) due 7/21/43(a)(d)	250,332
230,000	LoanCore Issuer LLC, Series 2025-CRE9, Class A, 5.075% (1-Month TSFR + 1.450%) due 8/18/42(a)(d)	230,445
6,050	LoanCore Issuer Ltd., Series 2021-CRE6, Class A, 5.042% (1-Month TSFR + 1.414%) due 11/15/38(a)(d)	6,047
250,000	MF1, Series 2024-FL15, Class A, 5.313% (1-Month TSFR + 1.688%) due 8/18/41(a)(d)	250,706
	MF1 LLC:
240,000	Series 2026-FL21, Class A, 4.975% (1-Month TSFR + 1.350%) due 2/18/41(a)(d)	240,077
200,000	Series 2026-FL22, Class A, 5.060% (1-Month TSFR + 1.400%) due 11/18/43(a)(d)	200,173
	MF1 Ltd.:
330,000	Series 2021-FL7, Class AS, 5.190% (1-Month TSFR + 1.564%) due 10/16/36(a)(d)	330,032
33,152	Series 2022-FL8, Class A, 4.963% (1-Month TSFR + 1.350%) due 2/19/37(a)(d)	33,152
160,000	PFP Ltd., Series 2026-13, Class A, 5.113% (1-Month TSFR + 1.500%) due 8/18/43(a)(d)	160,459
	Total Commercial MBS	5,835,091
Other ABS - 3.9%
500,000	Bain Capital Credit CLO Ltd., Series 2022-6A, Class A1R, 5.034% (3-Month TSFR + 1.370%) due 1/22/38(a)(d)	501,500
500,000	Benefit Street Partners CLO 46 Ltd., Series 2025-46A, Class A, 4.879% (3-Month TSFR + 1.210%) due 1/25/39(a)(d)	499,925
	Carlyle US CLO Ltd.:
1,000,000	Series 2019-4A, Class A11R, 4.993% (3-Month TSFR + 1.320%) due 4/15/35(a)(d)	1,000,889
1,000,000	Series 2023-3A, Class A1R, 4.903% (3-Month TSFR + 1.230%) due 10/15/38(a)(d)	1,000,928
500,000	CarVal CLO IX-C Ltd., Series 2024-1A, Class AR, 4.980% (3-Month TSFR + 1.320%) due 4/20/37(a)(d)	501,172
500,000	Columbia Cent CLO 33 Ltd., Series 2024-33A, Class A1R, 0.000% (3-Month TSFR + 1.260%) due 4/20/37#(a)(d)	500,558
1,421,000	Flatiron RR CLO 22 LLC, Series 2021-2A, Class AR, 4.583% (3-Month TSFR + 0.910%) due 10/15/34(a)(d)	1,419,904
500,000	Franklin Park Place CLO I LLC, Series 2022-1A, Class AR, 4.919% (3-Month TSFR + 1.250%) due 4/14/38(a)(d)(f)	500,902
500,000	Halseypoint CLO 5 Ltd., Series 2021-5A, Class A1A, 5.135% (3-Month TSFR + 1.472%) due 1/30/35(a)(d)	500,250
1,000,000	Madison Park Funding LXIII Ltd., Series 2023-63A, Class A1R, 5.072% (3-Month TSFR + 1.400%) due 7/21/38(a)(d)	1,003,309
1,000,000	OCP CLO Ltd., Series 2024-31A, Class AR, 4.825% (3-Month TSFR + 1.150%) due 4/20/39(a)(d)	999,000
1,000,000	Octagon Investment Partners 51 Ltd., Series 2021-1A, Class AR, 4.665% (3-Month TSFR + 0.990%) due 7/20/34(a)(d)	998,200
1,000,000	Rockford Tower CLO Ltd., Series 2024-1A, Class A1, 5.285% (3-Month TSFR + 1.610%) due 4/20/37(a)(d)	1,002,280
195,090	Sound Point CLO VI-R Ltd., Series 2014-2RA, Class A, 5.187% (3-Month TSFR + 1.512%) due 10/20/31(a)(d)	195,122

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)
Face Amount/Units†	Security	Value
COLLATERALIZED LOAN OBLIGATIONS - (continued)
Other ABS - (continued)
500,000	Unity-Peace Park CLO Ltd., Series 2022-1A, Class A1R, 4.735% (3-Month TSFR + 1.060%) due 4/20/35(a)(d)	$500,050
	Total Other ABS	11,123,989
	TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost - $16,916,184)	16,959,080
ASSET-BACKED SECURITIES - 4.4%
Automobile ABS - 0.8%
174,037	Ally Auto Receivables Trust, Series 2024-2, Class A3, 4.140% due 7/16/29	174,082
	AmeriCredit Automobile Receivables Trust:
162,363	Series 2026-1, Class A1, 3.986% due 3/18/27(a)	162,372
200,000	Series 2026-1, Class A2, 4.030% due 4/18/29(a)	199,800
175,000	CarMax Auto Owner Trust, Series 2026-1, Class A2A, 3.870% due 4/16/29	174,626
300,000	Carvana Auto Receivables Trust, Series 2024-P3, Class A4, 4.310% due 9/10/30	298,855
199,868	GLS Auto Select Receivables Trust, Series 2024-3A, Class A2, 5.590% due 10/15/29(a)	201,487
992,000	Hertz Vehicle Financing III LLC, Series 2025-1A, Class A, 4.910% due 9/25/29(a)	994,968
250,000	Santander Drive Auto Receivables Trust, Series 2024-5, Class C, 4.780% due 1/15/31	251,186
	Total Automobile ABS	2,457,376
Home Equity ABS - 0.2%
500,000	GS Mortgage-Backed Securities Trust, Series 2026-CES3, Class A1A, step bond to yield, 5.358% due 9/25/56(a)	500,120
Other ABS - 3.2%
239,170	Affirm Asset Securitization Trust, Series 2025-X2, Class A, 4.450% due 10/15/30(a)	239,404
10,177	Aqua Finance Trust, Series 2020-AA, Class A, 1.900% due 7/17/46(a)	9,575
500,000	Avant Loans Funding Trust, Series 2024-REV1, Class A, 5.920% due 10/15/33(a)	500,304
257,083	CAL Funding IV Ltd., Series 2020-1A, Class A, 2.220% due 9/25/45(a)	246,577
500,000	DataBank Issuer, Series 2023-1A, Class A2, 5.116% due 2/25/53(a)	494,587
374,000	DB Master Finance LLC, Series 2026-1A, Class A2I, 5.200% due 5/20/56	374,000
470,000	Domino’s Pizza Master Issuer LLC, Series 2017-1A, Class A23, 4.118% due 7/25/47(a)	467,186
124,563	GreenSky Home Improvement Issuer Trust, Series 2025-3A, Class A1, 4.340% due 12/27/60(a)	124,679
66,073	Hilton Grand Vacations Trust, Series 2020-AA, Class A, 2.740% due 2/25/39(a)	65,275
313,558	Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636% due 10/15/46(a)	297,845
798,353	Lyra Music Assets Delaware LP, Series 2025-1A, Class A2, 5.604% due 9/20/65(a)	800,665
250,000	Mariner Finance Issuance Trust, Series 2025-AA, Class A, 4.980% due 5/20/38(a)	251,055
200,000	Marlette Funding Trust, Series 2025-1A, Class B, 4.950% due 7/16/35(a)	200,237
	Pagaya AI Debt Grantor Trust:
249,974	Series 2025-2, Class B, 5.329% due 10/15/32(a)	249,957
368,258	Series 2025-3, Class A2, 5.365% due 12/15/32(a)	369,353
	RCKTL:
128,091	Series 2025-2A, Class A, 4.480% due 11/27/34(a)	128,248
250,000	Series 2025-2A, Class C, 4.950% due 11/27/34(a)	249,009
	Reach ABS Trust:
124,598	Series 2025-2A, Class A, 4.930% due 8/18/32(a)	125,022
161,997	Series 2026-1A, Class A, 4.320% due 2/15/33(a)	162,028
300,000	RKTL, Series 2026-2A, Class A, 4.330% due 5/25/35(a)	300,025
268,398	Sierra Timeshare Receivables Funding LLC, Series 2026-1A, Class A, 4.560% due 12/22/42(a)	266,653
312,036	Slam Ltd., Series 2024-1A, Class A, 5.335% due 9/15/49(a)	309,450
	SoFi Consumer Loan Program Trust:
119,150	Series 2025-1, Class A, 4.800% due 2/27/34(a)	119,475
250,000	Series 2025-2, Class B, 4.970% due 6/25/34(a)	251,159
91,553	Series 2025-3, Class A, 4.470% due 8/15/34(a)	91,700
111,058	Series 2025-4, Class A, 4.240% due 8/25/35(a)	111,025
364,442	Series 2026-1, Class A, 4.060% due 12/26/35(a)	364,011
415,000	Series 2026-2, Class A, 4.270% due 3/25/36(a)	414,927
387,351	Tesla Sustainable Energy Trust, Series 2024-1A, Class A2, 5.080% due 6/21/50(a)	386,142
159,527	Upgrade Master Pass-Thru Trust, Series 2025-ST7, Class A, 4.546% due 11/15/32(a)	159,524

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)
Face Amount/Units†	Security	Value
ASSET-BACKED SECURITIES - (continued)
Other ABS - (continued)
	Upstart Securitization Trust:
56,793	Series 2024-1, Class A, 5.330% due 11/20/34(a)	$56,915
105,481	Series 2025-1, Class A, 5.450% due 4/20/35(a)	106,037
172,713	Series 2025-3, Class A2, 4.600% due 9/20/35(a)	172,717
	UPSTART Securitization Trust:
140,725	Series 2026-1, Class A1, 4.142% due 2/22/27(a)	140,732
250,000	Series 2026-1, Class A2, 4.300% due 3/20/36(a)	249,382
205,000	Vantage Data Centers Issuer LLC, Series 2021-1A, Class A2, 2.165% due 10/15/46(a)	203,184
	Total Other ABS	9,058,064
Student Loan ABS - 0.1%
93,167	Commonbond Student Loan Trust, Series 2020-AGS, Class A, 1.980% due 8/25/50(a)	83,960
	Navient Private Education Refi Loan Trust:
31,403	Series 2020-GA, Class A, 1.170% due 9/16/69(a)	29,467
207,469	Series 2022-A, Class A, 2.230% due 7/15/70(a)	188,895
	Total Student Loan ABS	302,322
WL Collateral CMO - 0.1%
385,479	First Franklin Mortgage Loan Trust, Series 2003-FF2, Class M1, 5.564% (1-Month TSFR + 1.914%) due 7/25/33(d)	380,781
	TOTAL ASSET-BACKED SECURITIES (Cost - $12,662,520)	12,698,663
SENIOR LOANS - 3.5%
United Kingdom - 0.8%
2,613,731	888 Holdings PLC, 9.019% (6-Month USD-SOFR + 0.525%) due 7/3/28(d)	2,458,214
United States - 2.7%
965,000	Cablevision of Litchfield LLC, 9.000% due 11/25/28	962,587
1,338,000	Discovery Global Holdings Inc. due 6/30/33(d)(j)	1,340,301
1,238,000	Gogo Intermediate Holdings LLC due 4/30/28(d)(j)	1,145,323
2,922,113	Marelli North America Inc. Dip Loan 11.620% (1-Month USD-SOFR + 8.000%) due 12/31/2026(d)	2,965,945
1,238,000	NRG Energy Inc., 5.364% (1-Month USD-SOFR + 0.175%) due 4/28/33(d)	1,239,288
	Total United States	7,653,444
	TOTAL SENIOR LOANS (Cost - $9,659,937)	10,111,658
MORTGAGE-BACKED SECURITIES - 1.4%
FHLMC - 0.7%
	Freddie Mac Pool:
371,583	5.000% due 10/1/45	368,948
790,577	5.000% due 6/1/53	781,969
524,528	5.500% due 7/1/53	528,744
385,727	5.500% due 2/1/55	392,041
	TOTAL FHLMC	2,071,702
FNMA - 0.7%
	Federal National Mortgage Association (FNMA) Pool:
353,392	5.000% due 8/1/43	349,713
345,690	5.500% due 8/1/45	349,491
386,018	5.500% due 2/1/55	390,947
300,977	5.500% due 4/1/55	303,648
522,017	6.000% due 6/1/55	540,564
	TOTAL FNMA	1,934,363
	TOTAL MORTGAGE-BACKED SECURITIES (Cost - $4,012,371)	4,006,065

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)
Face Amount/Units†	Security	Value
SOVEREIGN BONDS - 0.2%
Dominican Republic - 0.0%
150,000	Dominican Republic International Bond, 5.500% due 2/22/29	$150,526
Hungary - 0.1%
200,000	Hungary Government International Bond, 2.125% due 9/22/31	173,268
Morocco - 0.1%
200,000	Morocco Government International Bond, 2.375% due 12/15/27	193,447
Peru - 0.0%
150,000	Peruvian Government International Bond, 2.844% due 6/20/30	140,625
	TOTAL SOVEREIGN BONDS (Cost - $660,911)	657,866
Shares/Units
EXCHANGE TRADED FUND (ETF) - 16.5%
981,910	iShares Core 1-5 Year USD Bond
	(Cost - $46,080,951)	47,514,625
COMMON STOCKS - 5.4%
COMMUNICATIONS - 0.0%
Internet - 0.0%
438,406,339	Go North Group AB*(e)(f)	–
CONSUMER NON-CYCLICAL - 0.0%
Biotechnology - 0.0%
75,000	Magle Chemoswed Holding AB*	28,434
Healthcare-Services - 0.0%
161,689	UpHealth Inc.*(e)(f)	–
Pharmaceuticals - 0.0%
3,224,763	Cannabist Co. Holdings Inc.*(f)	–
3,224,763	Cannabist Co. Holdings Inc.*	–
	TOTAL CONSUMER NON-CYCLICAL	28,434
DIVERSIFIED - 5.4%
Holding Companies-Diversified - 5.4%
62,000	Agriculture & Natural Solutions Acquisition Corp.*	703,080
18,800	AI Infrastructure Acquisition Corp., Class A Shares*	190,256
34,000	APEX Tech Acquisition Inc.*	342,723
26,300	Apex Treasury Corp., Class A Shares*	264,315
30,000	Armada Acquisition Corp. III, Class A Shares*	298,500
8,000	Blueport Acquisition Ltd., Class A Shares*	80,720
18,800	Cal Redwood Acquisition Corp., Class A Shares*(f)	192,888
30,783	Cantor Equity Partners I Inc., Class A Shares*	326,300
52,635	Crown Reserve Acquisition Corp. I, Class A Shares*	532,140
26,300	Drugs Made In America Acquisition II Corp.*	264,578
35,000	Harvard Ave Acquisition Corp., Class A Shares*	353,500
102,102	Jackson Acquisition Co. II, Class A Shares*	1,083,302
17,000	K2 Capital Acquisition Corp., Class A Shares*	171,190
60,817	M3-Brigade Acquisition V Corp., Class A Shares*	657,432
24,961	Mountain Lake Acquisition Corp., Class A Shares*	265,086
26,500	NMP Acquisition Corp., Class A Shares*(f)	271,360
39,246	OTG Acquisition Corp. I, Class A Shares*	398,739
15,000	Paloma Acquisition Corp. I, Class A Shares*	147,900
63,658	Republic Digital Acquisition Co., Class A Shares*	658,224
137,200	Roman DBDR Acquisition Corp. II*	1,443,344
62,000	RRE Ventures Acquisition Corp.*	620,620
135,000	Siddhi Acquisition Corp., Class A Shares*	1,401,300
93,797	Sizzle Acquisition Corp. II, Class A Shares*	968,923
63,760	Solarius Capital Acquisition Corp., Class A Shares*(f)	654,815
129,696	Titan Acquisition Corp., Class A Shares*(f)	1,347,542

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)
Shares/Units	Security	Value
COMMON STOCKS - (continued)
DIVERSIFIED - (continued)
Holding Companies-Diversified - (continued)
65,883	Wen Acquisition Corp., Class A Shares*	$677,277
13,500	Westin Acquisition Corp., Class A Shares*(f)	136,350
30,000	White Pearl Acquisition Corp., Class A Shares*	299,400
34,000	XFLH Capital Corp.*	338,980
29,000	Xsolla SPAC 1*(f)	288,550
	Total Holding Companies-Diversified	15,379,334
	TOTAL DIVERSIFIED	15,379,334
FINANCIAL - 0.0%
Financial Services - 0.0%
16,305	Alpha Partners Technology*(e)(f)	–
	TOTAL COMMON STOCKS (Cost - $15,315,919)	15,407,768
PREFERRED STOCK - 0.5%
FINANCIAL - 0.5%
Investment Companies - 0.5%
56,213	Runway Growth Finance Corp., 9.000% (Cost - $1,405,325)	1,438,490
WARRANTS - 0.0%
DIVERSIFIED - 0.0%
Holding Companies-Diversified - 0.0%
15,000	Armada Acquisition Corp. III*(f)	4,200
43,327	Leafly Holdings Inc.*@(e)(f)	–
	Total Holding Companies-Diversified	4,200
	TOTAL DIVERSIFIED	4,200
	TOTAL WARRANTS (Cost - $3,285)	4,200
RIGHT - 0.0%
5,250	White Pearl Acquisition Corp.*(f) (Cost - $2,662)	2,520
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $270,782,455)	260,927,162

Face Amount
SHORT-TERM INVESTMENTS - 9.7%
COMMERCIAL PAPERS - 4.0%
$2,120,000	Genuine Parts Co., 4.585% due 7/8/26(a)(k)	2,109,400
1,859,000	HCA Inc., 4.347% due 8/26/26(a)(k)	1,838,599
2,090,000	International Flavors & Fragrances Inc., 4.316% due 6/30/26(a)(k)	2,082,509
2,253,000	Keurig Dr Pepper Inc., 4.375% due 6/10/26(a)(k)	2,249,873
1,273,000	Phillips 66, 4.413% due 6/29/26(a)(k)	1,268,581
1,877,000	TELUS Corp., 4.519% due 10/16/26(a)(k)	1,844,809
	TOTAL COMMERCIAL PAPERS (Cost - $11,397,401)	11,393,771
CORPORATE NOTE - 0.6%
1,642,106	Go North Group AB, 9.583% due 1/22/30(d)(e)(f) (Cost - $1,513,242)	1,642,106

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)
Face Amount	Security	Value
SHORT-TERM INVESTMENTS - (continued)
TIME DEPOSITS - 5.1%
$9,388,059	ANZ National Bank - London, 2.970% due 6/1/26	$9,388,059
2,102,987	Citibank - New York, 2.970% due 6/1/26	2,102,987
169,388	JPMorgan Chase & Co. - New York, 2.970% due 6/1/26	169,388
3,046,942	Skandinaviska Enskilda Banken AB - Stockholm, 2.970% due 6/1/26	3,046,942
	TOTAL TIME DEPOSITS
	(Cost - $14,707,376)	14,707,376
	TOTAL SHORT-TERM INVESTMENTS
	(Cost - $27,618,019)	27,743,253

Shares/Units
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 2.1%
MONEY MARKET FUND - 2.1%
5,886,091	Federated Government Obligations Fund, Premier Class, 3.548%(l)
	(Cost - $5,886,091)	5,886,091
	TOTAL INVESTMENTS - 102.7%
	(Cost - $304,286,565)	294,556,506
	Liabilities in Excess of Other Assets - (2.7)%	(7,805,367)
	TOTAL NET ASSETS - 100.0%	$ 286,751,139

†	Face amount denominated in U.S. dollars, unless otherwise noted.
#	Security issued with zero coupon. Income is recognized through accretion of discount.
*	Non-income producing security.
(a)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2026, amounts to $99,391,067 and represents 34.66% of net assets.
(b)	Payment in-kind security for which part of the income earned may be paid as additional principal. At the option of the issuer.
(c)	All or a portion of this security is on loan.
(d)	Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2026.
(e)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.
(f)	Illiquid security. The aggregate value of illiquid holdings at May 31, 2026, amounts to $19,663,468 and represents 6.86% of net assets.
(g)	Security is currently in default.
(h)	Security is perpetual in nature and has no stated maturity date.
(i)	Interest only security.
(j)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(k)	Rate shown represents yield-to-maturity.
(l)	Represents investment of collateral received from securities lending transactions.
@	Restricted security – Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	First Acquisition Date	First Acquisition Cost	Market Value	Percent of Net Assets
Leafly Holdings Inc.	2/7/2022	$—	$—	0.00%*
Leafly Holdings Inc., Senior Unsecured Notes, 8.000% due 7/1/25	2/4/2022	8,497,000	5,832,700	2.03%
			$5,832,700	2.03%

* Position represents less than 0.005%

Schedules of Investments

May 31, 2026 (unaudited)

Destinations Low Duration Fixed Income Fund (concluded)

Abbreviations used in this schedule:
CLO	—	Collateralized Loan Obligation
CMT	—	Constant Maturity Treasury Index
EURIBOR	—	Euro Interbank Offered Rate
LLC	—	Limited Liability Company
LP	—	Limited Partnership
MFA	—	Mortgage Finance Authority
NIBOR	—	Norwegian Interbank Offered Rate
PLC	—	Public Limited Company
REMICS	—	Real Estate Mortgage Investment Conduit
SARL	—	Société à Responsabilité Limitée
SOFR	—	Secured Overnight Financing Rate
STIBOR	—	Stockholm Interbank Offered Rate
TSFR	—	CME Term SOFR Reference Rate

Summary of Investments by Security Type^
Corporate Bonds & Notes	31.2%
Exchange Traded Fund (ETF)	16.1
Collateralized Mortgage Obligations	12.5
U.S. Government Agencies & Obligations	8.0
Collateralized Loan Obligations	5.8
Common Stocks	5.2
Asset-Backed Securities	4.3
Senior Loans	3.4
Mortgage-Backed Securities	1.4
Preferred Stock	0.5
Sovereign Bonds	0.2
Warrants	0.0	*
Right	0.0	*
Short-Term Investments	9.4
Money Market Fund	2.0
	100.0%

^ As a percentage of total investments.
* Position represents less than 0.05%

At May 31, 2026, Destinations Low Duration Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)	Unrealized Appreciation (Depreciation)
Contracts to Sell:
Euro	8,285,000	BBH	$9,681,792	7/15/26	$74,127	$–	$74,127
Norwegian Krone	3,815,000	BBH	412,358	7/15/26	3,744	–	3,744
Swedish Krona	35,485,000	BBH	3,852,490	7/15/26	–	(18,855)	(18,855)
Net Unrealized Appreciation on Open Forward Foreign Currency Contracts					$77,871	$(18,855)	$59,016

Counterparty Abbreviations used in this schedule:
BBH	—	Brown Brothers Harriman & Co.

Currency Abbreviations used in this schedule:
EUR	—	Euro
NOK	—	Norwegian Krone
SEK	—	Swedish Krona

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Global Fixed Income Opportunities Fund
Face Amount/Units†		Security	Value
CORPORATE BONDS & NOTES - 75.7%
Argentina - 0.6%
650,000		Banco Macro SA, Senior Unsecured Notes, 8.000% due 1/28/31(a)	$670,475
1,677,000		Empresa Distribuidora Y Comercializadora Norte, Senior Unsecured Notes, 9.500% due 4/28/33(a)	1,681,192
700,000		Pampa Energia SA, Senior Unsecured Notes, 7.750% due 11/14/37(a)	704,200
450,000		Vista Energy Argentina SAU, Senior Unsecured Notes, 8.500% due 6/10/33(a)(b)	479,250
375,000		YPF SA, Senior Unsecured Notes, step bond to yield, 7.000% due 9/30/33	376,575
		Total Argentina	3,911,692
Australia - 0.1%
200,000		Fortescue Treasury Pty Ltd., Senior Unsecured Notes, 6.125% due 4/15/32(a)	207,080
300,000		Hillgrove Mines Pty Ltd., Senior Secured Notes, 12.000% due 8/1/29	315,000
222,000		Mineral Resources Ltd., Senior Unsecured Notes, 9.250% due 10/1/28(a)	230,266
		Total Australia	752,346
Austria - 0.1%
700,000	EUR	Lenzing AG, Subordinated Notes, 9.000% (3-Year EURIBOR ICE Swap Rate + 12.105%)(c)(d)	819,991
Bermuda - 0.9%
255,020		Digicel Group Holdings Ltd., Senior Secured Notes, zero coupon, due 12/31/30#(a)	10,032
4,167,000		Golar LNG Ltd., Senior Unsecured Notes, 7.500% due 10/2/30(a)	4,260,828
875,000		SP Cruises Intermediate Ltd., Senior Secured Notes, 11.500% due 3/14/30(a)	854,565
650,000		Viking Cruises Ltd., Company Guaranteed Notes, 9.125% due 7/15/31(a)	683,443
		Total Bermuda	5,808,868
Brazil - 0.4%
2,484,131		Prumo Participacoes e Investimentos S/A, Senior Secured Notes, 7.500% due 12/31/31	2,533,857
British Virgin Islands - 0.4%
1,200,000		Gold Fields Orogen Holdings BVI Ltd., Company Guaranteed Notes, 6.125% due 5/15/29	1,234,704
1,325,500		Star Energy Geothermal Wayang Windu Ltd., Senior Secured Notes, 6.750% due 4/24/33	1,354,920
		Total British Virgin Islands	2,589,624
Canada - 1.8%
750,000		Aris Mining Corp., Company Guaranteed Notes, 8.000% due 10/31/29(a)	772,783
1,793,000		Brookfield Residential Properties Inc./Brookfield Residential US LLC, Company Guaranteed Notes, 4.875% due 2/15/30(a)	1,657,519
6,647,000		Cannabist Co. Holdings Inc., Senior Secured Notes, 9.250% due 12/31/28(e)(f)	2,991,150
500,000		Frontera Energy Corp., Company Guaranteed Notes, 7.875% due 6/21/28(b)	498,750
200,000		Parex Resources Inc., Company Guaranteed Notes, 8.500% due 5/11/31(a)	205,885
2,500,000		Polaris Renewable Energy Inc., Senior Secured Notes, 9.500% due 12/3/29	2,618,750
3,361,000		Trulieve Cannabis Corp., Senior Secured Notes, 10.500% due 12/17/30(a)	3,465,647
		Total Canada	12,210,484
Cayman Islands - 2.1%
2,928,660		Bioceanico Sovereign Certificate Ltd., Senior Secured Notes, zero coupon, due 6/5/34#	2,423,525
848,000		C&W Senior Finance Ltd., Company Guaranteed Notes, 9.000% due 1/15/33(a)	865,696
1,557,000		CHC Group LLC, Senior Secured Notes, 11.750% due 9/1/30(a)	1,318,516
1,900,000		Cosan Overseas Ltd., Company Guaranteed Notes, 8.250%(d)	1,884,325
390,000		Ittihad International II Ltd., Company Guaranteed Notes, 7.375% due 11/13/30(a)	394,800
2,695,550		Lima Metro Line 2 Finance Ltd., Senior Secured Notes, 5.875% due 7/5/34(b)	2,751,593
1,839,600		Rutas 2 & 7 Finance Ltd., Senior Secured Notes, zero coupon, due 9/30/36#	1,398,096
2,307,000		Sable International Finance Ltd., Senior Secured Notes, 7.125% due 10/15/32(a)	2,283,271
1,000,000		Vale Overseas Ltd., Company Guaranteed Notes, 6.000% (5-Year CMT Index + 2.431%) due 2/25/56(c)	1,002,900
		Total Cayman Islands	14,322,722
Chile - 1.9%
150,000		Agrosuper SA, Senior Unsecured Notes, 4.600% due 1/20/32	143,806
1,400,000		Banco Santander Chile, Senior Unsecured Notes, 4.550% due 11/20/30(a)	1,382,500
3,700,000		CAP SA, Senior Unsecured Notes, 3.900% due 4/27/31	3,106,883
2,516,903		Chile Electricity PEC SpA, Senior Secured Notes, zero coupon, due 1/25/28#(a)	2,309,259
1,100,000		Corp. Nacional del Cobre de Chile, Senior Unsecured Notes, 3.000% due 9/30/29	1,039,978

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)
Face Amount/Units†		Security	Value
CORPORATE BONDS & NOTES - (continued)
Chile - (continued)
1,076,000		DB Terra Chile HoldCo SpA, Company Guaranteed Notes, 7.950% due 4/20/31(a)	$1,069,716
182,350		Empresa Electrica Angamos SA, Senior Secured Notes, 4.875% due 5/25/29	167,767
700,400		GNL Quintero SA, Senior Unsecured Notes, 4.634% due 7/31/29	698,742
1,050,000		Inversiones CMPC SA, Company Guaranteed Notes, 6.700% (5-Year CMT Index + 2.834%) due 12/9/57(c)	1,037,400
		WOM Chile Holdco SpA, Unsecured Notes:
1,738,474		5.000% due 4/1/32(a)(g)	1,564,140
93,627		5.000% due 4/1/32(g)	84,238
		Total Chile	12,604,429
Colombia - 1.5%
800,000		Banco Davivienda SA, Junior Subordinated Notes, 6.650% (5-Year CMT Index + 5.097%)(c)(d)	722,099
		Banco Davivienda SA, Subordinated Notes:
800,000		8.125% (5-Year CMT Index + 4.588%) due 7/2/35(a)(c)	810,475
500,000		8.125% (5-Year CMT Index + 4.588%) due 7/2/35(c)	506,547
3,000,000		Ecopetrol SA, Senior Unsecured Notes, 5.875% due 11/2/51	2,182,238
1,300,000		Empresas Publicas de Medellin ESP, Senior Unsecured Notes, 4.375% due 2/15/31	1,176,846
596,080		Fideicomiso PA Pacifico Tres, Senior Secured Notes, 8.250% due 1/15/35	609,313
4,352,000		Grupo Nutresa SA, Subordinated Notes, 7.875% (5-Year CMT Index + 4.103%)(a)(c)(d)	4,286,720
		Total Colombia	10,294,238
France - 0.8%
1,054,000	EUR	CAB SELAS, Senior Secured Notes, 7.750% due 8/9/31	1,235,756
2,940,000	EUR	Emeria SASU, Senior Secured Notes, 7.750% due 3/31/28	2,844,924
		Goldstory SAS, Senior Secured Notes:
300,000	EUR	6.149% (3-Month EURIBOR + 4.000%) due 2/1/30(c)	349,783
100,000	EUR	6.750% due 2/1/30	117,768
513,000		Viridien, Senior Secured Notes, 10.000% due 10/15/30(a)	548,626
		Total France	5,096,857
Germany - 2.4%
2,768,000	EUR	Duran Life Science Holding GmbH, Senior Secured Notes, 8.731% (3-Month EURIBOR + 6.500%) due 5/31/30(c)	3,115,707
		IHO Verwaltungs GmbH, Senior Secured Notes:
400,000		7.750% due 11/15/30(a)(g)	413,562
300,000		8.000% due 11/15/32(a)(g)	313,119
2,253,000	EUR	JDC Group AG, Senior Secured Notes, 6.690% (3-Month EURIBOR + 4.500%) due 8/28/29(a)(c)	2,628,066
1,000,000	EUR	Kolibri Beteiligungsgesellschaft mbH & Co. KGaA, Senior Secured Notes, 9.254% (3-Month EURIBOR + 7.000%) due 2/13/29(a)(c)	1,153,861
1,305,000	EUR	LifeFit Group MidCo GmbH, Senior Secured Notes, 9.229% (3-Month EURIBOR + 7.000%) due 8/29/29(c)	1,584,713
1,600,000	EUR	Muehlhan Holding GmbH, Senior Secured Notes, 8.104% (3-Month EURIBOR + 5.900%) due 5/15/30(a)(c)	1,907,871
3,061,000	EUR	Platform Group SE & Co. KGaA, Company Guaranteed Notes, 8.875% due 7/11/28	2,621,187
1,487,000	EUR	Secop Group Holding GmbH, Senior Secured Notes, 10.535% (3-Month EURIBOR + 8.400%) due 12/29/26(c)	1,743,137
443,000	EUR	smava GmbH, Senior Secured Notes, 9.181% (3-Month EURIBOR + 7.000%) due 5/22/29(c)	536,281
		Total Germany	16,017,504
Gibraltar - 1.9%
		888 Acquisitions Ltd., Senior Secured Notes:
668,000	EUR	7.704% (3-Month EURIBOR + 5.500%) due 7/15/28(c)	761,858
7,914,000	GBP	10.750% due 5/15/30	10,316,821
1,370,000	EUR	8.000% due 9/30/31(a)	1,515,079
		Total Gibraltar	12,593,758
Guatemala - 0.2%
200,000		CT Trust, Senior Secured Notes, 5.125% due 2/3/32	190,734

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)
Face Amount/Units†		Security	Value
CORPORATE BONDS & NOTES - (continued)
Guatemala - (continued)
		Industrial Subordinated Trust 2 0, Subordinated Notes:
500,000		6.550% (5-Year CMT Index + 2.864%) due 4/15/36(c)	$506,750
400,000		6.550% (5-Year CMT Index + 2.864%) due 4/15/36(a)(c)	405,400
		Total Guatemala	1,102,884
India - 1.8%
2,000,000		Adani Electricity Mumbai Ltd., Senior Secured Notes, 3.949% due 2/12/30	1,891,965
1,715,500		Adani International Container Terminal Pvt Ltd., Senior Secured Notes, 3.000% due 2/16/31	1,594,517
		Adani Ports & Special Economic Zone Ltd., Senior Unsecured Notes:
400,000		4.375% due 7/3/29	390,311
1,100,000		3.100% due 2/2/31	995,628
400,000		5.000% due 8/2/41	355,287
726,750		Adani Renewable Energy RJ Ltd./Kodangal Solar Parks Pvt Ltd./Wardha Solar Maharash, Senior Secured Notes, 4.625% due 10/15/39	616,528
1,651,000		Adani Transmission Step-One Ltd., Senior Secured Notes, 4.250% due 5/21/36	1,499,986
2,777,750		JSW Hydro Energy Ltd., Senior Secured Notes, 4.125% due 5/18/31	2,604,460
1,350,000		JSW Infrastructure Ltd., Senior Secured Notes, 4.950% due 1/21/29	1,340,778
750,000		Reliance Industries Ltd., Senior Unsecured Notes, 3.667% due 11/30/27	738,887
		Total India	12,028,347
Indonesia - 0.7%
800,000		Indofood CBP Sukses Makmur Tbk PT, Senior Unsecured Notes, 3.398% due 6/9/31	737,703
		Pertamina Persero PT, Senior Unsecured Notes:
1,400,000		3.650% due 7/30/29	1,351,460
600,000		2.300% due 2/9/31	532,515
		Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Unsecured Notes:
1,700,000		4.125% due 5/15/27	1,690,290
400,000		3.875% due 7/17/29	386,605
		Total Indonesia	4,698,573
Ireland - 0.4%
		Priority 1 Issuer Logistics DAC, Senior Secured Notes:
2,058,041		12.625% due 11/19/27	1,602,793
641,332		13.625% due 11/19/27(g)	112,233
1,133,000	EUR	Virgin Media O2 Vendor Financing Notes VII DAC, Senior Secured Notes, 7.500% due 7/15/33(a)	1,151,576
		Total Ireland	2,866,602
Italy - 0.8%
1,299,000	EUR	Almaviva-The Italian Innovation Co. SpA, Senior Secured Notes, 5.000% due 10/30/30	1,474,686
301,000	EUR	Conceria Pasubio SpA, Senior Secured Notes, 6.635% (3-Month EURIBOR + 4.500%) due 9/30/28(c)	326,338
1,600,000	EUR	EVOCA SpA, Senior Secured Notes, 7.420% (3-Month EURIBOR + 5.250%) due 4/9/29(c)	1,589,175
560,000	EUR	Gruppo San Donato SpA, Senior Secured Notes, 6.500% due 10/31/31(a)	629,155
1,436,000	EUR	Zenita Group SpA, Senior Secured Notes, 7.377% (3-Month EURIBOR + 5.250%) due 12/31/32(c)	1,474,180
		Total Italy	5,493,534
Japan - 0.0%
300,000		Rakuten Group Inc., Senior Unsecured Notes, 9.750% due 4/15/29(a)	327,805
Jersey, Channel Islands - 0.5%
900,000		Aptiv Swiss Holdings Ltd., Company Guaranteed Notes, 6.875% (5-Year CMT Index + 3.385%) due 12/15/54(c)	923,019
1,059,000	GBP	TVL Finance PLC, Senior Secured Notes, 10.250% due 4/28/28	1,343,166
1,087,552	GBP	Wheel Bidco Ltd., Senior Secured Notes, 9.875% due 9/15/29	1,311,979
		Total Jersey, Channel Islands	3,578,164
Kazakhstan - 0.2%
		ForteBank JSC, Junior Subordinated Notes:
900,000		9.750% (5-Year CMT Index + 6.188%)(c)(d)(e)	924,823

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)
Face Amount/Units†		Security	Value
CORPORATE BONDS & NOTES - (continued)
Kazakhstan - (continued)
211,000		9.750% (5-Year CMT Index + 6.188%)(a)(c)(d)(e)	$216,855
		Total Kazakhstan	1,141,678
Luxembourg - 3.4%
1,307,638		Acu Petroleo Luxembourg SARL, Senior Secured Notes, 7.500% due 1/13/32	1,342,697
900,000		Albion Financing 1 SARL/Aggreko Holdings Inc., Senior Secured Notes, 7.000% due 5/21/30(a)	929,205
2,720,000		Auna SA/Oncosalud SAC, Senior Secured Notes, 8.750% due 11/6/32(a)	2,725,440
		Chile Electricity Lux Mpc II SARL, Government Guaranteed Notes:
1,067,958		5.672% due 10/20/35	1,088,014
970,871		5.672% due 10/20/35(a)	989,104
1,565,200		Chile Electricity Lux Mpc SARL, Government Guaranteed Notes, 6.010% due 1/20/33	1,611,921
1,800,000		CSN Resources SA, Company Guaranteed Notes, 5.875% due 4/8/32	1,140,021
1,134,231	EUR	Cullinan Holdco Scsp, Senior Secured Notes, 8.500% due 10/15/29	1,249,274
1,857,000	EUR	Flamingo Lux II SCA, Senior Unsecured Notes, 5.000% due 3/31/29	780,311
500,000		FS Luxembourg SARL, Company Guaranteed Notes, 8.125% due 2/11/36(a)(b)	472,538
147,330		Guara Norte SARL, Senior Secured Notes, 5.198% due 6/15/34	143,722
1,198,000		Herens Holdco SARL, Senior Secured Notes, 4.750% due 5/15/28(a)	1,051,232
500,000		J&F LUXEMBOURG FINANCE SARL, Senior Unsecured Notes, 8.500% due 12/1/32(a)	503,550
		Millicom International Cellular SA, Senior Unsecured Notes:
900,000		5.125% due 1/15/28	893,954
270,000		6.250% due 3/25/29	271,905
200,000		4.500% due 4/27/31(b)	186,327
900,000		Minerva Luxembourg SA, Company Guaranteed Notes, 8.875% due 9/13/33	944,960
1,750,000		Newco Holding Eur 29 SARL, Senior Secured Notes, 11.000% due 2/20/30(a)	1,660,734
500,000		Nexa Resources SA, Company Guaranteed Notes, 6.500% due 1/18/28	508,626
1,188,000		Oceanica Lux, Senior Secured Notes, 11.250% due 5/8/31(a)	1,208,790
600,000		Simpar Europe SA, Company Guaranteed Notes, 5.200% due 1/26/31	511,800
300,000		Telecom Italia Capital SA, Company Guaranteed Notes, 7.200% due 7/18/36	326,873
927,764		Tierra Mojada Luxembourg II SARL, Senior Secured Notes, 5.750% due 12/1/40	904,801
900,000		Vamos Europe SA, Company Guaranteed Notes, 9.200% due 1/26/31(b)	884,700
555,412	EUR	Vivion Investments SARL, Senior Secured Notes, 8.250% due 8/31/28(g)	651,414
		Total Luxembourg	22,981,913
Malaysia - 0.0%
400,000		MISC Capital Two Labuan Ltd., Company Guaranteed Notes, 3.750% due 4/6/27	397,128
Marshall Islands - 0.2%
1,200,000		Navios South American Logistics Inc., Senior Secured Notes, 8.875% due 7/14/30(a)	1,239,847
Mexico - 3.5%
		Banco Mercantil del Norte SA/Grand Cayman, Junior Subordinated Notes:
200,000		7.500% (5-Year CMT Index + 5.470%)(c)(d)	199,556
600,000		7.625% (5-Year CMT Index + 5.353%)(c)(d)	602,431
900,000		8.375% (5-Year CMT Index + 4.072%)(a)(c)(d)	934,874
250,000		8.375% (5-Year CMT Index + 4.072%)(c)(d)	259,688
641,000		Banco Nacional de Comercio Exterior SNC/Cayman Islands, Subordinated Notes, 6.000% (5-Year CMT Index + 1.956%) due 5/14/36(a)(c)	637,795
2,100,000		Banco Nacional de Mexico SA, Subordinated Notes, 6.697% (5-Year CMT Index + 2.682%) due 8/7/36(a)(c)	2,095,590
		BBVA Mexico SA Institucion de Banca Multiple Grupo Financiero BBVA Mexico/TX, Subordinated Notes:
800,000		5.125% (5-Year CMT Index + 2.650%) due 1/18/33(c)	782,504
700,000		5.875% (5-Year CMT Index + 4.308%) due 9/13/34(c)	687,700
1,200,000		8.125% (5-Year CMT Index + 4.214%) due 1/8/39(c)	1,288,177
1,090,474		Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy, Senior Secured Notes, 7.875% due 2/15/39(a)(b)	1,154,194
		Cemex SAB de CV, Subordinated Notes:
1,550,000		5.125% (5-Year CMT Index + 4.534%)(c)(d)	1,546,892
500,000		7.200% (5-Year CMT Index + 3.520%)(c)(d)	514,450
505,400		Cometa Energia SA de CV, Senior Secured Notes, 6.375% due 4/24/35	526,914
1,000,000		Comision Federal de Electricidad, Company Guaranteed Notes, 6.450% due 1/24/35(a)	1,000,988

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)
Face Amount/Units†		Security	Value
CORPORATE BONDS & NOTES - (continued)
Mexico - (continued)
229,000		Comision Federal de Electricidad, Senior Unsecured Notes, 6.500% due 1/28/51(a)	$222,325
850,000		Esentia Energy Development SAB de CV, Company Guaranteed Notes, 6.125% due 7/30/33(a)	848,725
		FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, Senior Secured Notes:
940,982		7.250% due 1/31/41	957,261
396,203		7.250% due 1/31/41(a)	403,057
		Grupo Aeromexico SAB de CV, Senior Secured Notes:
1,820,000		8.250% due 11/15/29	1,848,902
1,717,000		8.625% due 11/15/31	1,747,047
1,870,632		Mexico Generadora de Energia S de rl, Senior Secured Notes, 5.500% due 12/6/32	1,862,368
		Orbia Advance Corp. SAB de CV, Company Guaranteed Notes:
400,000		6.750% due 9/19/42	353,018
450,000		5.875% due 9/17/44	357,655
		Total Play Telecomunicaciones SA de CV, Senior Secured Notes:
1,203,650		10.500% due 12/31/28	1,191,710
1,300,000		11.125% due 12/31/32(a)	1,229,150
		Total Mexico	23,252,971
Morocco - 0.3%
1,700,000		OCP SA, Senior Unsecured Notes, 6.750% due 5/2/34	1,786,659
Multinational - 0.5%
500,000		Cascades Inc./Cascades USA Inc., Company Guaranteed Notes, 5.375% due 1/15/28(a)	498,341
1,200,000		Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes, 9.000% due 9/15/29(a)	1,267,100
		Cyprium Corp./Cyprium Holdings Luxembourg SARL, Company Guaranteed Notes:
100,000		6.125% due 4/15/31(a)	100,036
450,000		6.375% due 4/15/34(a)	449,081
950,000		Digicel International Finance Ltd./Difl US LLC, Senior Secured Notes, 8.625% due 8/1/32(a)	984,945
100,000		EF Holdco/EF Cayman Hold/Ellington Fin REIT Cayman/TRS/EF Cayman Non-MTM, Company Guaranteed Notes, 7.375% due 9/30/30	99,873
		Total Multinational	3,399,376
Netherlands - 2.3%
1,604,000		Ardshinbank CJSC Via Dilijan Finance BV, Senior Unsecured Notes, 6.600% due 1/22/31(a)	1,609,223
1,600,000	EUR	Arles I BV, Senior Secured Notes, 8.649% (3-Month EURIBOR + 6.500%) due 11/4/30(a)(c)	1,903,654
700,000	EUR	Boston Bidco Netherlands BV, Senior Secured Notes, 8.127% (3-Month EURIBOR + 6.000%) due 3/31/30(a)(c)	840,981
209,000	EUR	Centrient Holding BV, Senior Secured Notes, 6.750% due 5/30/30	203,406
		Minejesa Capital BV, Senior Secured Notes:
649,000		4.625% due 8/10/30	640,749
450,000		5.625% due 8/10/37	432,518
1,309,470		Mong Duong Finance Holdings BV, Senior Secured Notes, 5.125% due 5/7/29	1,295,761
2,498,508		MV24 Capital BV, Senior Secured Notes, 6.748% due 6/1/34	2,523,380
450,000		Petrobras Global Finance BV, Company Guaranteed Notes, 5.125% due 9/10/30	444,600
		Veon Midco BV, Company Guaranteed Notes:
1,696,000		6.950% due 6/1/31(a)	1,696,136
1,374,000		7.450% due 6/1/33(a)	1,375,140
400,000		VZ Secured Financing BV, Senior Secured Notes, 7.500% due 1/15/33(a)	384,633
		Yinson Bergenia Production BV, Senior Secured Notes:
789,360		8.498% due 1/31/45	838,964
493,350		8.498% due 1/31/45(a)	524,353
700,000		Ziggo Bond Co. BV, Company Guaranteed Notes, 5.125% due 2/28/30(a)	610,852
		Total Netherlands	15,324,350

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)
Face Amount/Units†		Security	Value
CORPORATE BONDS & NOTES - (continued)
Norway - 1.4%
1,600,000	EUR	Athomstart Invest 1083 AS, Senior Secured Notes, 8.231% (3-Month EURIBOR + 6.000%) due 6/4/30(a)(c)	$1,900,205
17,500,000	NOK	Bonheur ASA, Senior Unsecured Notes, 6.720% (3-Month NIBOR + 2.350%) due 10/9/29(a)(c)	1,911,855
1,800,000		DNO ASA, Subordinated Notes, step bond to yield, 10.750% due 6/17/85(a)	1,926,343
1,500,000		NES Fircroft Bondco AS, Senior Secured Notes, 8.000% due 9/30/29(a)	1,522,435
17,000,000	NOK	Nord-troendelag Elektrisitetsverk AS, Senior Unsecured Notes, 4.858% due 9/10/32	1,803,260
340,000		Twma Finance AS, Senior Secured Notes, 12.250% due 2/10/29(a)	345,100
		Total Norway	9,409,198
Panama - 0.1%
700,000		Generadora de Gatun SA, Senior Secured Notes, 6.874% due 9/30/44(a)(b)	717,975
Paraguay - 0.3%
2,137,000		Ueno Bank SA, Senior Unsecured Notes, 6.700% due 3/6/31(a)	2,077,933
Peru - 1.9%
450,000		Banco BBVA Peru SA, Subordinated Notes, 6.200% (5-Year CMT Index + 2.002%) due 6/7/34(b)(c)	460,105
2,750,000		Banco de Credito del Peru SA, Subordinated Notes, 3.250% (5-Year CMT Index + 2.450%) due 9/30/31(c)	2,722,225
650,000		Banco Internacional del Peru SAA Interbank, Senior Unsecured Notes, 4.800% due 7/15/31(a)	638,391
2,000,000		Banco Internacional del Peru SAA Interbank, Subordinated Notes, 6.397% (5-Year CMT Index + 2.067%) due 4/30/35(c)	2,044,220
1,450,000		InRetail Consumer, Senior Secured Notes, 3.250% due 3/22/28	1,398,772
		Marcobre SAC, Senior Unsecured Notes:
200,000		5.750% due 1/22/36(a)	196,500
200,000		5.750% due 1/22/36	196,500
2,506,000		Minsur SA, Senior Unsecured Notes, 4.500% due 10/28/31	2,385,004
1,400,280		Peru LNG Srl, Senior Unsecured Notes, 5.375% due 3/22/30	1,366,232
500,000		Scotiabank Peru SAA, Subordinated Notes, 6.100% (1-Year CMT Index + 2.309%) due 10/1/35(a)(c)	510,000
750,000		Volcan Compania Minera SAA, Senior Secured Notes, 8.500% due 10/28/32(a)	771,750
		Total Peru	12,689,699
Portugal - 0.0%
70,068		Invepar, zero coupon, due 12/30/28#	–
Singapore - 1.6%
1,650,000		BPRL International Singapore Pte Ltd., Company Guaranteed Notes, 4.375% due 1/18/27	1,646,886
369,000		JAPFA Pte Ltd., Senior Secured Notes, 7.950% due 5/12/31(a)	370,866
707,490		LLPL Capital Pte Ltd., Senior Secured Notes, 6.875% due 2/4/39	720,437
800,000		Medco Laurel Tree Pte Ltd., Company Guaranteed Notes, 6.950% due 11/12/28	802,937
		Oversea-Chinese Banking Corp., Ltd, Subordinated Notes:
2,500,000		4.602% (5-Year CMT Index + 1.575%) due 6/15/32(c)	2,495,944
600,000		4.550% (5-Year CMT Index + 0.800%) due 9/8/35(c)	592,728
		Seagate Data Storage Technology Pte Ltd., Company Guaranteed Notes:
500,000		5.875% due 7/15/30(a)	509,532
1,133,000		5.750% due 12/1/34(a)	1,152,397
		United Overseas Bank Ltd., Subordinated Notes:
1,800,000		2.000% (5-Year CMT Index + 1.230%) due 10/14/31(c)	1,782,727
600,000		3.863% (5-Year CMT Index + 1.450%) due 10/7/32(c)	594,600
		Total Singapore	10,669,054
Spain - 0.8%
3,050,000		AI Candelaria -spain- SA, Senior Secured Notes, 5.750% due 6/15/33(b)	2,750,765
1,690,000	EUR	Audax Renovables SA, Company Guaranteed Notes, 7.500% due 5/22/31	1,979,889

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)
Face Amount/Units†		Security	Value
CORPORATE BONDS & NOTES - (continued)
Spain - (continued)
		Termocandelaria Power SA, Company Guaranteed Notes:
500,000		7.750% due 9/17/31	$513,325
200,000		7.750% due 9/17/31(a)	205,330
		Total Spain	5,449,309
Sweden - 2.9%
16,250,000	SEK	Amwood AB, Senior Secured Notes, 8.346% (3-Month SEK-STIBOR + 6.250%) due 10/25/27(c)	1,833,528
8,200,000	EUR	European Entertainment Intressenter BidCo AB/Sweden, Senior Secured Notes, 9.488% (3-Month EURIBOR + 7.250%) due 9/29/30(c)	9,117,165
		Genexis Group AB, Senior Secured Notes:
654,552	EUR	6.000% due 3/31/29(h)	610,776
436,368	EUR	5.000% due 3/31/30(g)(h)	111,976
483,000	EUR	Geveko AB, Senior Secured Notes, 6.678% (3-Month EURIBOR + 4.500%) due 12/26/28(c)	569,018
2,098,093		Go North Group AB, Senior Secured Notes, 9.386% (SOFRRATE + 5.762%) due 1/22/30(c)(h)	482,561
5,000,000	SEK	Goldcup 100865 AB, Senior Secured Notes, 7.600% (3-Month SEK-STIBOR + 5.500%) due 7/11/28(c)	552,429
7,000,000	SEK	Novedo Holding AB, Senior Secured Notes, 12.000% due 9/18/28(g)	629,336
2,250,000		Nynas AB, Senior Secured Notes, 11.750% due 6/17/28(a)	2,385,061
3,000,000	EUR	Trustly AB, Senior Secured Notes, 8.825% (3-Month EURIBOR + 6.750%) due 10/8/30(c)	3,009,159
		Total Sweden	19,301,009
Turkey - 0.0%
309,000		Guermat Elektrik Ueretim AS, Senior Secured Notes, 10.748% due 5/21/35(a)	306,166
United Kingdom - 4.9%
1,500,000		3t Global Bidco PLC, Senior Secured Notes, 11.250% due 5/22/28	1,451,753
420,000		Anglo Tunisian Oil & Gas Ltd., Senior Secured Notes, 17.000% due 6/8/29(a)	406,350
2,072,000	GBP	Arqiva Broadcast Finance PLC, Senior Secured Notes, 8.625% due 7/1/30	2,325,022
830,000		Avianca Midco 2 PLC, Senior Secured Notes, 9.500% due 1/28/31(a)	800,950
		Azule Energy Finance PLC, Company Guaranteed Notes:
1,096,000		8.250% due 1/22/31(a)	1,117,555
1,019,000		8.625% due 1/22/33(a)	1,045,103
6,007,000	GBP	Bellis Acquisition Co. PLC, Senior Secured Notes, 8.125% due 5/14/30	7,474,212
1,650,000		EnQuest PLC, Company Guaranteed Notes, 9.875% due 4/30/31(a)	1,698,594
1,653,000	GBP	Future PLC, Company Guaranteed Notes, 6.750% due 7/10/30	2,061,222
16,871,867	SEK	Impala BondCo PLC, Senior Secured Notes, 12.000% due 10/30/27(g)	886,363
		INEOS Finance PLC, Senior Secured Notes:
300,000		6.750% due 5/15/28(a)	301,851
1,600,000		7.500% due 4/15/29(a)	1,592,110
713,000	GBP	Jerrold Finco PLC, Secured Notes, 8.500% due 7/15/32(a)	952,278
		Jerrold Finco PLC, Senior Secured Notes:
2,600,000	GBP	7.875% due 4/15/30	3,539,572
310,000	GBP	7.500% due 6/15/31(a)	418,815
1,100,000		MARB BondCo PLC, Company Guaranteed Notes, 3.950% due 1/29/31	981,350
		Mobico Group PLC, Company Guaranteed Notes:
318,000	GBP	3.625% due 11/20/28	377,604
601,000	EUR	4.875% due 9/26/31	529,593
1,920,000	EUR	PCC Global PLC, Senior Secured Notes, 8.250% due 11/15/30	1,889,723
208,000	EUR	Project Grand UK PLC, Senior Secured Notes, 9.000% due 6/1/29	245,083
1,000,000		Trident Energy Finance PLC, Company Guaranteed Notes, 12.500% due 11/30/29	1,064,415
		Vmed O2 UK Financing I PLC, Senior Secured Notes:
200,000		4.750% due 7/15/31(a)	168,874
800,000		6.750% due 1/15/33(a)	703,894
202,000		WE Soda Investments Holding PLC, Senior Secured Notes, 9.375% due 2/14/31	196,035
380,000	GBP	Zopa Group PLC, Subordinated Notes, 14.400% (5-Year UK Government Note Generic Bid Yield + 9.740%) due 11/25/33(c)	582,994
		Total United Kingdom	32,811,315

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)
Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES - (continued)
United States - 32.1%
200,000	ACCO Brands Corp., Company Guaranteed Notes, 4.250% due 3/15/29	$184,093
	AES Corp., Junior Subordinated Notes:
50,000	7.600% (5-Year CMT Index + 3.201%) due 1/15/55(c)	50,988
150,000	6.950% (5-Year CMT Index + 2.890%) due 7/15/55(c)	147,910
86,000	Allegiant Travel Co., Senior Secured Notes, 7.250% due 8/15/27(a)	86,346
1,300,000	Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., Company Guaranteed Notes, 8.625% due 6/15/29(a)	1,358,380
50,000	Ally Financial Inc., Subordinated Notes, 6.646% (5-Year CMT Index + 2.450%) due 1/17/40(c)	49,540
983,000	AMC Global Media Inc., Senior Secured Notes, 10.500% due 7/15/32(a)	1,017,523
800,000	American Axle & Manufacturing Inc., Company Guaranteed Notes, 7.750% due 10/15/33(a)	802,209
	AmeriGas Partners LP/AmeriGas Finance Corp., Senior Unsecured Notes:
244,000	9.375% due 6/1/28(a)	249,964
550,000	9.500% due 6/1/30(a)	591,540
200,000	AMN Healthcare Inc., Company Guaranteed Notes, 6.500% due 1/15/31(a)	201,023
5,406,000	ANGI Group LLC, Company Guaranteed Notes, 3.875% due 8/15/28(a)(b)	4,784,310
1,050,000	Anywhere Real Estate Group LLC/Realogy Co.-Issuer Corp., Secured Notes, 9.750% due 4/15/30(a)	1,131,122
1,750,000	APLD ComputeCo LLC, Senior Secured Notes, 9.250% due 12/15/30(a)	1,889,016
1,500,000	Arsenal AIC Parent LLC, Unsecured Notes, 11.500% due 10/1/31(a)	1,619,440
1,550,000	Atlanticus Holdings Corp., Company Guaranteed Notes, 9.750% due 9/1/30(a)	1,565,254
608,000	AutoNation Inc., Senior Unsecured Notes, 2.400% due 8/1/31	535,246
100,000	Avantor Funding Inc., Company Guaranteed Notes, 4.625% due 7/15/28(a)	98,860
529,000	Azul Secured Finance LLP, Senior Secured Notes, 9.875% due 2/15/31(a)	495,937
1,719,000	BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer Inc., Senior Secured Notes, 9.500% due 7/1/32(a)	1,564,305
50,000	Bread Financial Holdings Inc., Company Guaranteed Notes, 6.750% due 5/15/31(a)	51,174
450,000	Bread Financial Holdings Inc., Subordinated Notes, 8.375% (5-Year CMT Index + 4.300%) due 6/15/35(a)(c)	470,429
50,000	Brinker International Inc., Company Guaranteed Notes, 8.250% due 7/15/30(a)	52,229
	Brink's Co., Company Guaranteed Notes:
150,000	6.500% due 6/15/29(a)	153,728
50,000	6.750% due 6/15/32(a)	51,219
168,000	Bristow Group Inc., Senior Secured Notes, 6.750% due 2/1/33(a)	169,559
596,000	Brundage-Bone Concrete Pumping Holdings Inc., Senior Secured Notes, 7.500% due 2/1/32(a)	613,870
	Burford Capital Global Finance LLC, Company Guaranteed Notes:
400,000	9.250% due 7/1/31(a)	384,160
200,000	7.500% due 7/15/33(a)	171,000
1,413,000	8.500% due 1/15/34(a)	1,228,285
1,100,000	Caesars Entertainment Inc., Company Guaranteed Notes, 6.000% due 10/15/32(a)	984,898
650,000	Caesars Entertainment Inc., Senior Secured Notes, 6.500% due 2/15/32(a)	633,729
150,000	California Resources Corp., Company Guaranteed Notes, 7.000% due 1/15/34(a)	151,211
465,500	Carvana Co., Senior Secured Notes, 9.000% due 6/1/31(a)(g)	514,489
200,000	CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes, 5.000% due 2/1/28(a)	198,027
	Celanese US Holdings LLC, Company Guaranteed Notes:
863,000	7.379% due 7/15/32	906,997
300,000	7.375% due 2/15/34	313,334
	Centene Corp., Senior Unsecured Notes:
200,000	3.000% due 10/15/30	180,242
650,000	2.500% due 3/1/31	566,247
	Charles River Laboratories International Inc., Company Guaranteed Notes:
350,000	3.750% due 3/15/29(a)	335,294
3,274,000	4.000% due 3/15/31(a)	3,066,016

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)
Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES - (continued)
United States - (continued)
	Chemours Co., Company Guaranteed Notes:
50,000	8.000% due 1/15/33(a)	$51,084
1,600,000	7.875% due 3/15/34(a)	1,622,949
250,000	Clearway Energy Operating LLC, Company Guaranteed Notes, 4.750% due 3/15/28(a)	248,185
700,000	Cloud Software Group Inc., Senior Secured Notes, 8.250% due 6/30/32(a)	687,231
800,000	Clydesdale Acquisition Holdings Inc., Senior Secured Notes, 6.750% due 4/15/32(a)	768,962
6,433,314	Compass Group Diversified Holdings LLC, Company Guaranteed Notes, 5.250% due 4/15/29(a)	6,157,077
3,678,000	Compass Inc., Company Guaranteed Notes, 0.250% due 4/15/31(a)	3,362,795
1,200,000	Compass Minerals International Inc., Company Guaranteed Notes, 8.000% due 7/1/30(a)	1,264,877
350,000	Comstock Resources Inc., Company Guaranteed Notes, 5.875% due 1/15/30(a)	330,792
150,000	Cooper-Standard Automotive Inc., Senior Secured Notes, 9.250% due 3/1/31(a)	151,688
1,879,000	Core Scientific Finance I LLC, Senior Secured Notes, 7.750% due 5/15/31(a)	1,921,580
1,300,000	CoreCivic Inc., Company Guaranteed Notes, 8.250% due 4/15/29	1,355,189
	CoreWeave Inc., Company Guaranteed Notes:
200,000	9.250% due 6/1/30(a)	204,046
300,000	9.000% due 2/1/31(a)	304,176
1,600,000	9.750% due 10/1/31(a)	1,650,357
250,000	Crescent Energy Finance LLC, Company Guaranteed Notes, 7.875% due 4/15/32(a)	256,237
6,101,000	Crocs Inc., Company Guaranteed Notes, 4.125% due 8/15/31(a)(b)	5,681,629
200,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., Company Guaranteed Notes, 7.375% due 6/30/33(a)	206,507
150,000	Deluxe Corp., Company Guaranteed Notes, 8.000% due 6/1/29(a)	152,034
400,000	Deluxe Corp., Senior Secured Notes, 8.125% due 9/15/29(a)	417,641
450,000	Directv Financing LLC, Senior Secured Notes, 8.875% due 2/1/30(a)	459,869
118,000	Directv Financing LLC/Directv Financing Co.-Obligor Inc., Senior Secured Notes, 5.875% due 8/15/27(a)	118,320
1,450,000	Discovery Global Holdings Inc., Company Guaranteed Notes, 5.141% due 3/15/52	891,272
	Diversified Gas & Oil Corp., Senior Secured Notes:
1,625,000	9.750% due 4/9/29(a)	1,625,000
1,125,000	9.750% due 4/9/29	1,138,896
100,000	EnerSys, Company Guaranteed Notes, 6.625% due 1/15/32(a)	102,853
1,100,000	Enova International Inc., Company Guaranteed Notes, 11.250% due 12/15/28(a)	1,161,738
200,000	Esab Corp., Company Guaranteed Notes, 6.250% due 4/15/29(a)	203,612
1,550,000	Ferrellgas LP/Ferrellgas Finance Corp., Company Guaranteed Notes, 9.250% due 1/15/31(a)	1,635,360
150,000	Ferrellgas LP/Ferrellgas Finance Corp., Senior Unsecured Notes, 5.875% due 4/1/29(a)	147,109
682,000	First Eagle Holdings Inc., Senior Secured Notes, 7.250% due 8/15/32(a)	691,370
888,000	FirstCash Inc., Company Guaranteed Notes, 6.125% due 5/1/34(a)	888,670
1,200,000	Fortrea Holdings Inc., Senior Secured Notes, 7.500% due 7/1/30(a)	1,209,464
2,450,000	Forum Energy Technologies Inc., Senior Secured Notes, 10.500% due 11/7/29	2,586,113
200,000	Garrett Motion Holdings Inc./Garrett LX I SARL, Company Guaranteed Notes, 7.750% due 5/31/32(a)	209,633
230,000	Gee Automotive Holdings LLC, Company Guaranteed Notes, 7.250% due 3/1/31(a)	232,483
900,000	Genesis Energy LP/Genesis Energy Finance Corp., Company Guaranteed Notes, 8.000% due 5/15/33	943,986
	Genworth Holdings Inc., Company Guaranteed Notes:
911,000	6.500% due 6/15/34	921,080
1,080,000	5.915% (3-Month TSFR + 2.264%) due 11/15/36(c)	903,995
1,250,000	GEO Group Inc., Company Guaranteed Notes, 10.250% due 4/15/31	1,354,586
150,000	GEO Group Inc., Senior Secured Notes, 8.625% due 4/15/29	156,412
1,293,000	Getty Images Inc., Company Guaranteed Notes, 14.000% due 3/1/28(a)(b)	1,170,165
4,148,000	Getty Images Inc., Senior Secured Notes, 11.250% due 2/21/30(a)(b)	3,562,095
4,077,000	Go Daddy Operating Co. LLC/GD Finance Co. Inc., Company Guaranteed Notes, 5.250% due 12/1/27(a)	4,078,529
450,000	Goat Holdco LLC, Senior Secured Notes, 6.750% due 2/1/32(a)	457,931
7,182,871	GrubHub Holdings Inc., Senior Secured Notes, 13.000% due 7/31/30(a)(b)(g)	5,862,190

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)
Face Amount/Units†		Security	Value
CORPORATE BONDS & NOTES - (continued)
United States - (continued)
		HA Sustainable Infrastructure Capital Inc., Company Guaranteed Notes:
50,000		6.375% due 7/1/34	$51,288
800,000		8.000% (5-Year CMT Index + 4.301%) due 6/1/56(c)	854,047
789,000		Harrow Inc., Company Guaranteed Notes, 8.625% due 9/15/30(a)	798,793
		Hilcorp Energy I LP/Hilcorp Finance Co., Senior Unsecured Notes:
100,000		6.875% due 5/15/34(a)	100,051
350,000		7.250% due 2/15/35(a)	355,083
1,050,000		HLF Financing SARL LLC/Herbalife International Inc., Company Guaranteed Notes, 4.875% due 6/1/29(a)	985,393
350,000		HLF Financing SARL LLC/Herbalife International Inc., Senior Secured Notes, 7.750% due 5/1/33(a)	353,498
50,000		HNI Corp., Senior Secured Notes, 5.125% due 1/18/29(a)	48,878
		Howard Hughes Corp., Company Guaranteed Notes:
600,000		4.125% due 2/1/29(a)	579,433
900,000		4.375% due 2/1/31(a)	845,928
		Huntsman International LLC, Senior Unsecured Notes:
150,000		4.500% due 5/1/29	145,262
1,415,000		5.700% due 10/15/34	1,342,801
1,469,000		Icahn Enterprises LP/Icahn Enterprises Finance Corp., Senior Secured Notes, 10.000% due 11/15/29(a)	1,470,578
5,157,000		Ingram Micro Inc., Senior Secured Notes, 4.750% due 5/15/29(a)	5,068,615
850,000		Iron Mountain Inc., Company Guaranteed Notes, 4.500% due 2/15/31(a)	811,754
150,000		Iron Mountain Information Management Services Inc., Company Guaranteed Notes, 5.000% due 7/15/32(a)	144,581
1,900,000		Jefferies Finance LLC/JFIN Co.-Issuer Corp., Senior Unsecured Notes, 5.000% due 8/15/28(a)	1,836,447
150,000		Kinetik Holdings LP, Senior Unsecured Notes, 6.625% due 12/15/28(a)	153,174
150,000		Knife River Corp., Company Guaranteed Notes, 7.750% due 5/1/31(a)	155,729
350,000		Kohl's Corp., Senior Unsecured Notes, 5.125% due 5/1/31	299,626
600,000		Lamar Media Corp., Company Guaranteed Notes, 3.750% due 2/15/28	588,400
5,723,000		Leafly Holdings Inc., Senior Unsecured Notes, 8.000% due 7/1/25@(e)(h)	4,864,550
200,000		Level 3 Financing Inc., Company Guaranteed Notes, 8.500% due 1/15/36(a)	216,232
		Macy's Retail Holdings LLC, Company Guaranteed Notes:
600,000		7.375% due 8/1/33(a)	626,419
850,000		5.125% due 1/15/42	659,213
350,000		Manitowoc Co., Inc., Secured Notes, 9.250% due 10/1/31(a)	375,633
400,000		Match Group Holdings II LLC, Senior Unsecured Notes, 5.625% due 2/15/29(a)	400,212
460,000		Michaels Cos., Inc., Secured Notes, 11.000% due 3/15/34(a)	434,923
1,665,000		Michaels Cos., Inc., Senior Secured Notes, 8.500% due 3/15/33(a)	1,625,529
400,000		Midcap Financial Issuer Trust, Senior Unsecured Notes, 6.500% due 5/1/28(a)	399,696
100,000		Millrose Properties Inc., Company Guaranteed Notes, 6.250% due 9/15/32(a)	100,451
		Molina Healthcare Inc., Senior Unsecured Notes:
650,000		4.375% due 6/15/28(a)	640,519
450,000		6.500% due 2/15/31(a)	456,319
50,000		6.250% due 1/15/33(a)	49,996
1,650,000		Moss Creek Resources Holdings Inc., Senior Unsecured Notes, 8.250% due 9/1/31(a)	1,678,740
		MPT Operating Partnership LP/MPT Finance Corp., Company Guaranteed Notes:
4,319,000	GBP	3.692% due 6/5/28	5,073,970
686,000	GBP	3.375% due 4/24/30	686,934
		Nabors Industries Inc., Company Guaranteed Notes:
600,000		8.875% due 8/15/31(a)	629,077
1,200,000		7.625% due 11/15/32(a)	1,250,936
1,169,000		Nassau Cos. of New York, Senior Unsecured Notes, 7.875% due 7/15/30(a)	1,120,107
2,888,000		National Mentor Holdings Inc., Senior Secured Notes, 10.500% due 12/15/30(a)	3,040,131
500,000		NBM US Holdings Inc., Company Guaranteed Notes, 6.625% due 8/6/29	500,284
350,000		NCR Atleos Corp., Senior Secured Notes, 9.500% due 4/1/29(a)	374,196
1,400,000		Nexstar Media Inc., Company Guaranteed Notes, 7.250% due 4/15/34(a)	1,408,810

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)
Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES - (continued)
United States - (continued)
1,750,000	NGL Energy Operating LLC/NGL Energy Finance Corp., Senior Secured Notes, 8.375% due 2/15/32(a)	$1,838,703
	Nordstrom Inc., Senior Secured Notes:
400,000	4.375% due 4/1/30	382,416
100,000	4.250% due 8/1/31	92,236
1,900,000	5.000% due 1/15/44	1,338,206
	Novelis Corp., Company Guaranteed Notes:
1,050,000	4.750% due 1/30/30(a)	1,013,452
1,100,000	3.875% due 8/15/31(a)	1,000,488
50,000	OAK-Eagle Acquireco Inc., Senior Secured Notes, 7.250% due 7/1/33(a)	52,142
100,000	OAK-Eagle Acquireco Inc., Senior Unsecured Notes, 8.750% due 7/1/34(a)	105,685
400,000	Olin Corp., Senior Unsecured Notes, 6.625% due 4/1/33(a)	397,065
50,000	ON Semiconductor Corp., Company Guaranteed Notes, 3.875% due 9/1/28(a)	48,783
	OneMain Finance Corp., Company Guaranteed Notes:
300,000	6.750% due 3/15/32	298,321
250,000	7.125% due 9/15/32	251,933
100,000	6.500% due 3/15/33	97,658
650,000	6.750% due 9/15/33	636,882
	Oracle Corp., Senior Unsecured Notes:
3,690,000	2.650% due 7/15/26	3,682,990
2,662,000	4.450% due 9/26/30	2,580,970
850,000	PacifiCorp, Junior Subordinated Notes, 7.375% (5-Year CMT Index + 3.319%) due 9/15/55(c)	865,722
2,498,000	Paradigm Parent LLC & Paradigm Parent CO-Issuer Inc., Senior Secured Notes, 8.750% due 4/17/32(a)	2,266,935
1,550,000	Park-Ohio Industries Inc., Senior Secured Notes, 8.500% due 8/1/30(a)	1,625,921
	PBF Holding Co. LLC/PBF Finance Corp., Company Guaranteed Notes:
1,150,000	9.875% due 3/15/30(a)	1,229,492
500,000	7.875% due 9/15/30(a)	512,046
150,000	Pediatrix Medical Group Inc., Company Guaranteed Notes, 5.375% due 2/15/30(a)	148,443
200,000	Phinia Inc., Senior Secured Notes, 6.750% due 4/15/29(a)	205,576
1,600,000	PRA Group Inc., Company Guaranteed Notes, 8.875% due 1/31/30(a)	1,644,773
2,298,000	Prime Healthcare Services Inc., Senior Secured Notes, 9.375% due 9/1/29(a)	2,403,723
300,000	PROG Holdings Inc., Company Guaranteed Notes, 6.000% due 11/15/29(a)	292,492
300,000	Rand Parent LLC, Senior Secured Notes, 8.500% due 2/15/30(a)	309,142
350,000	Resideo Funding Inc., Company Guaranteed Notes, 6.500% due 7/15/32(a)	351,877
	Resorts World Las Vegas LLC/RWLV Capital Inc., Company Guaranteed Notes:
200,000	4.625% due 4/16/29(a)	182,056
200,000	8.450% due 7/27/30(a)	199,482
	Rithm Capital Corp., Senior Unsecured Notes:
1,050,000	8.000% due 4/1/29(a)	1,052,876
300,000	8.000% due 7/15/30(a)	297,769
100,000	Rockies Express Pipeline LLC, Senior Unsecured Notes, 6.875% due 4/15/40(a)	102,263
485,000	RR Donnelley & Sons Co., Secured Notes, 10.875% due 8/1/29(a)	500,932
1,700,000	RR Donnelley & Sons Co., Senior Secured Notes, 9.500% due 8/1/29(a)	1,762,943
3,840,000	RR Donnelley & Sons Co., Senior Unsecured Notes, 11.000% due 6/1/31(a)(g)	3,728,678
850,000	RXO Inc., Company Guaranteed Notes, 6.375% due 5/15/31(a)	854,412
2,164,000	Sabre GLBL Inc., Senior Secured Notes, 11.125% due 7/15/30(a)	1,928,665
200,000	Sasol Financing USA LLC, Company Guaranteed Notes, 5.500% due 3/18/31	190,467
100,000	Scientific Games Holdings LP/Scientific Games US FinCo Inc., Senior Unsecured Notes, 6.625% due 3/1/30(a)	86,359
1,850,000	SES AMERICOM Inc., Company Guaranteed Notes, 5.300% due 3/25/44(a)	1,425,755
1,432,000	SierraCol Energy Andina LLC/SierraCol Energy Arauca/Colombia Energy Development, Company Guaranteed Notes, 9.000% due 11/14/30(a)	1,446,148
887,000	Staples Inc., Senior Secured Notes, 10.750% due 9/1/29(a)	843,875
2,010,000	Stonex Escrow Issuer LLC, Secured Notes, 6.875% due 7/15/32(a)	2,073,878
4,518,000	Summit Midstream Holdings LLC, Senior Secured Notes, 8.625% due 10/31/29(a)	4,712,227

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)
Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES - (continued)
United States - (continued)
1,250,000	Synchrony Financial, Subordinated Notes, 7.250% due 2/2/33	$1,296,096
	Talen Energy Supply LLC, Company Guaranteed Notes:
644,000	6.125% due 5/1/31(a)	643,789
1,197,000	6.375% due 5/1/33(a)	1,192,334
350,000	Taylor Morrison Communities Inc., Company Guaranteed Notes, 5.750% due 1/15/28(a)	353,393
3,157,000	TEAM Services Holding Inc., Senior Secured Notes, 9.000% due 2/15/33(a)	3,180,835
1,219,000	TKC Holdings Inc., Secured Notes, 12.000% due 2/15/31(a)	1,269,066
807,000	TKC Holdings Inc., Senior Secured Notes, 8.500% due 8/15/30(a)	825,189
50,000	TransDigm Inc., Senior Secured Notes, 6.375% due 3/1/29(a)	50,982
350,000	TTM Technologies Inc., Company Guaranteed Notes, 4.000% due 3/1/29(a)	339,003
1,700,000	Turning Point Brands Inc., Senior Secured Notes, 7.625% due 3/15/32(a)	1,765,200
4,375,000	Uber Technologies Inc., Company Guaranteed Notes, 4.500% due 8/15/29(a)	4,340,252
2,437,000	Unisys Corp., Senior Secured Notes, 10.625% due 1/15/31(a)	2,376,413
50,000	United Rentals North America Inc., Company Guaranteed Notes, 4.875% due 1/15/28	50,010
1,200,000	Univision Communications Inc., Senior Secured Notes, 8.500% due 7/31/31(a)	1,208,074
1,382,000	Velocity Commercial Capital LLC, Company Guaranteed Notes, 9.375% due 2/15/31(a)	1,422,874
286,000	Verizon Communications Inc., Junior Subordinated Notes, 6.200% (5-Year CMT Index + 2.042%) due 5/14/56(c)	290,309
2,541,000	Viking Baked Goods Acquisition Corp., Senior Secured Notes, 8.625% due 11/1/31(a)	2,596,872
1,550,000	W&T Offshore Inc., Secured Notes, 10.750% due 2/1/29(a)	1,601,615
900,000	William Carter Co., Company Guaranteed Notes, 7.375% due 2/15/31(a)	929,687
900,000	WULF Compute LLC, Senior Secured Notes, 7.750% due 10/15/30(a)	945,684
	Wyndham Hotels & Resorts Inc., Company Guaranteed Notes:
150,000	4.375% due 8/15/28(a)	147,904
200,000	5.625% due 3/1/33(a)	197,160
	XPLR Infrastructure Operating Partners LP, Company Guaranteed Notes:
1,050,000	4.500% due 9/15/27(a)	1,043,084
100,000	8.375% due 1/15/31(a)	107,204
100,000	8.625% due 3/15/33(a)	107,452
850,000	XPLR Infrastructure Operating Partners LP, Senior Unsecured Notes, 7.250% due 1/15/29(a)	885,306
5,394,000	XPO Inc., Senior Secured Notes, 6.250% due 6/1/28(a)	5,461,490
500,000	ZF North America Capital Inc., Company Guaranteed Notes, 6.875% due 4/14/28(a)	512,027
	Total United States	214,931,307
	TOTAL CORPORATE BONDS & NOTES
	(Cost - $514,139,368)	507,539,166
SENIOR LOANS - 4.8%
United States - 4.8%
4,526,216	Audacy Capital LLC, 9.735% (1-Month USD-SOFR + 6.000%) due 10/1/29(c)	3,598,341
1,938,000	Cablevision of Litchfield LLC, 9.000% due 11/25/28	1,933,155
7,465,542	CMG Media Corp., 7.300% (3-Month USD-SOFR + 3.500%) due 6/18/29(c)	6,729,664
	Container Store Inc.:
2,164,309	due 4/30/29(c)(e)(h)(i)	2,164,309
1,782,448	10.140% (1-Month USD-SOFR + 6.500%) due 4/30/29(c)(h)	1,782,448
1,204,573	10.140% (1-Month USD-SOFR + 6.500%) due 4/30/29(c)(e)(h)	1,204,573
187,219	8.630% (6-Month USD-SOFR + 5.000%) due 7/30/29(c)(h)	11,608
1,606,939	10.140% (1-Month USD-SOFR + 6.500%) due 4/30/29(c)(h)	1,516,951
328,249	Elevate Textiles Inc., 12.342% (3-Month USD-SOFR + 0.850%) due 9/30/27(c)	326,405
1,107,000	Gogo Intermediate Holdings LLC, due 4/30/28(c)(i)	1,024,130
8,183,717	Inotiv Inc., 10.431% (3-Month USD-SOFR + 0.650%) due 11/5/26@(c)(h)	4,910,230
	Mountaineer Merger Corp.:
46,533	11.732% (3-Month USD-SOFR + 8.000%) due 10/26/28(c)(e)(h)	46,533
103,378	11.732% (3-Month USD-SOFR + 8.000%) due 6/14/30(c)(h)	103,378
249,057	11.678% (3-Month USD-SOFR + 8.000%) due 6/14/30(c)(h)	249,057
168,163	11.681% (3-Month USD-SOFR + 8.000%) due 6/14/30(c)(h)	168,163
585,000	Sweetwater Borrower LLC, 7.620% (1-Month USD-SOFR + 0.400%) due 2/17/33(c)	587,925

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)
Face Amount/Units†	Security	Value
SENIOR LOANS - (continued)
United States - (continued)
5,592,908	TPC Group Inc., 9.386% (6-Month USD-SOFR + 0.575%) due 12/16/31(c)	$5,426,854
	Total United States	31,783,724
	TOTAL SENIOR LOANS
	(Cost - $35,844,000)	31,783,724
SOVEREIGN BONDS - 2.8%
Argentina - 0.1%
814,000	Provincia de Cordoba, 8.600% due 2/3/35(a)	788,562
Brazil - 0.3%
	Brazilian Government International Bond:
800,000	5.000% due 1/27/45	640,000
1,900,000	4.750% due 1/14/50	1,408,850
	Total Brazil	2,048,850
Chile - 0.1%
950,000	Chile Government International Bond, 3.100% due 5/7/41	722,950
Colombia - 0.2%
1,650,000	Colombia Government International Bond, 4.125% due 5/15/51	1,056,825
Costa Rica - 0.1%
800,000	Costa Rica Government International Bond, 5.625% due 4/30/43	762,960
Dominican Republic - 0.4%
	Dominican Republic International Bond:
700,000	4.500% due 1/30/30	674,310
350,000	5.750% due 3/17/34(a)	343,175
700,000	5.750% due 3/17/34	686,350
700,000	6.150% due 5/17/38	689,500
	Total Dominican Republic	2,393,335
Guatemala - 0.2%
	Guatemala Government Bond:
1,050,000	5.250% due 8/10/29	1,054,106
300,000	5.375% due 4/24/32	302,010
	Total Guatemala	1,356,116
Hungary - 0.2%
1,350,000	Hungary Government International Bond, 5.500% due 3/26/36	1,351,886
Mexico - 0.2%
1,500,000	Mexico Government International Bond, 4.400% due 2/12/52	1,072,500
Morocco - 0.2%
	Morocco Government International Bond:
1,200,000	3.000% due 12/15/32	1,047,207
500,000	4.000% due 12/15/50	353,013
	Total Morocco	1,400,220
Nigeria - 0.1%
700,000	Nigeria Government International Bond, 7.696% due 2/23/38	724,425
Peru - 0.2%
	Fondo MIVIVIENDA SA:
300,000	5.400% due 3/31/31(a)	300,843
200,000	5.400% due 3/31/31	200,562
700,000	Peruvian Government International Bond, 5.500% due 3/30/36	707,525
	Total Peru	1,208,930
Poland - 0.1%
1,050,000	Republic of Poland Government International Bond, 5.375% due 4/14/36	1,052,852
Saudi Arabia - 0.1%
800,000	Saudi Government International Bond, 4.625% due 10/4/47	675,722
South Africa - 0.2%
1,450,000	Republic of South Africa Government International Bond, 6.125% due 12/11/37	1,423,073

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)
Face Amount/Units†		Security	Value
SOVEREIGN BONDS - (continued)
Trinidad - 0.1%
700,000		Trinidad & Tobago Government International Bond, 6.500% due 1/28/36(a)	$721,406
		TOTAL SOVEREIGN BONDS
		(Cost - $18,683,356)	18,760,612
U.S. GOVERNMENT AGENCY & OBLIGATION - 0.7%
U.S. GOVERNMENT OBLIGATION - 0.7%
4,992,833		U.S. Treasury Inflation Indexed Notes, 1.875% due 7/15/35
		(Cost - $5,081,686)	4,958,481
ASSET-BACKED SECURITIES - 0.4%
Forest Products & Paper - 0.2%
1,109,667	EUR	Fiber Midco SpA, 10.750% due 6/15/29(g)	1,152,997
Real Estate - 0.2%
1,224,253	EUR	Vivion Investments SARL, 6.500% due 2/28/29(g)	1,431,366
		TOTAL ASSET-BACKED SECURITIES
		(Cost - $2,563,555)	2,584,363
Shares/Units
COMMON STOCKS - 4.6%
Australia - 0.0%
28,614		Champion Iron Ltd., Class Common S Shares	92,350
Canada - 0.1%
3,550,000		Battery Mineral Resources Corp.*(e)	437,700
2,362,767		Cannabist Co. Holdings Inc.*	–
		Total Canada	437,700
Mexico - 0.2%
115,382		Globa Terra Acquisition Corp., Class A Shares*(e)	1,186,127
Sweden - 0.0%
751,700,798		Go North Group AB*(e)(h)	–
United Kingdom - 0.3%
204,000		Axiom Intelligence Acquisition Corp. 1, Class A Shares*(e)	2,119,560
United States - 4.0%
278,000		Agriculture & Natural Solutions Acquisition Corp.*(e)	3,152,520
15,560		Alpha Partners Technology, Class A Shares*(e)(h)	–
136,697		Andretti Acquisition Corp. II, Class A Shares*	1,465,392
250,000		Berto Acquisition Corp.*	2,620,000
6,921		Builders FirstSource Inc.*	527,795
2,362,767		Cannabist Co. Holdings Inc.*(e)	–
219,000		Churchill Capital Corp. IX*	2,367,390
32,870		Euronet Worldwide Inc.*	2,382,418
100,000		Inflection Point Acquisition Corp. III, Class A Shares*	1,032,000
42,234		Liberty Capital Corp., Class C Shares*	944,774
146,385		M3-Brigade Acquisition V Corp., Class A Shares*	1,582,422
4,826,099		Mountaineer Merger Corp.*(e)(h)	–
1,959,007		Prosomnus Sleep Technologies Inc.*@(e)(h)	2,252,858
57		Real Alloy Holding Inc.*(e)(h)	3,023,120
175,600		Roman DBDR Acquisition Corp. II*	1,847,312
123,000		RRE Ventures Acquisition Corp.*	1,231,230
73,000		Silverbox Corp. IV, Class A Shares*	788,400
238,311		UpHealth Inc.*(e)(h)	–
147,000		Vendome Acquisition Corp. I, Class A Shares*	1,499,400
		Total United States	26,717,031
		TOTAL COMMON STOCKS
		(Cost - $31,116,772)	30,552,768

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)
Shares/Units		Security	Value
EXCHANGE TRADED FUND (ETF) - 1.4%
United States - 1.4%
256,701		Xtrackers $ High Yield Corporate Bond
		(Cost - $9,263,246)	$9,413,226
PREFERRED STOCKS - 1.1%
United States - 1.1%
71,733		CTO Realty Growth Inc., 6.375%(d)	1,490,612
4,866,198		Mountaineer Merger Corp., 0.000%#*(e)(h)	–
196,289		NGL Energy Partners LP, 11.135% (3-Month TSFR + 7.475%)(c)(d)	5,019,109
43,599		Saratoga Investment Corp., 6.000%	1,084,743
		Total United States	7,594,464
		TOTAL PREFERRED STOCKS
		(Cost - $11,217,288)	7,594,464
CONVERTIBLE PREFERRED STOCK - 0.1%
5,849		Oracle Corp., 6.500%
		(Cost - $292,450)	374,921
LIMITED PARTNERSHIP - 0.0%
United States - 0.0%
25,893		Star Group LP
		(Cost - $314,851)	324,957
WARRANTS - 0.0%
United States - 0.0%
14,538		Go North Group AB*(e)(h)	36,345
36,249		Leafly Holdings Inc.*@(e)(h)	–
1,061,473		Mcdermott International Ltd.*(h)	–
		Total United States	36,345
		TOTAL WARRANTS
		(Cost - $868,011)	36,345
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
		(Cost - $629,384,583)	613,923,027
Face Amount†
SHORT-TERM INVESTMENTS - 8.1%
COMMERCIAL PAPERS - 3.2%
3,255,000		DENTSPLY SIRONA Inc., 4.213% due 6/9/26(a)(j)	3,250,850
4,259,000		Genuine Parts Co., 4.585% due 7/8/26(a)(j)	4,237,705
4,865,000		HCA Inc., 4.317% due 8/13/26(a)(j)	4,819,542
4,555,000		Keurig Dr Pepper Inc., 4.372% due 7/8/26(a)(j)	4,533,170
4,660,000		Phillips 66, 4.292% due 6/10/26(a)(j)	4,653,844
		TOTAL COMMERCIAL PAPERS
		(Cost - $21,503,582)	21,495,111
CORPORATE NOTE - 0.4%
2,815,588		Go North Group AB, 9.583% due 1/22/30(e)(h)
		(Cost - $2,594,635)	2,815,588
TIME DEPOSITS - 4.5%
		Citibank - London:
962,996	EUR	0.860% due 6/1/26	1,123,239
479,638	GBP	2.670% due 6/1/26	645,976
2,018		Citibank - New York, 2.970% due 6/1/26	2,018
18,392,848		JPMorgan Chase & Co. - New York, 2.970% due 6/1/26	18,392,848
5,829,155		Royal Bank of Canada - Toronto, 2.970% due 6/1/26	5,829,155

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)
Face Amount†		Security	Value
SHORT-TERM INVESTMENTS - (continued)
TIME DEPOSITS - (continued)
		Skandinaviska Enskilda Banken AB - Stockholm:
3,100,109	SEK	0.590% due 6/1/26	$335,802
3,492,754		2.970% due 6/1/26	3,492,754
		TOTAL TIME DEPOSITS
		(Cost - $29,821,792)	29,821,792
		TOTAL SHORT-TERM INVESTMENTS
		(Cost - $53,920,009)	54,132,491
Shares/Units
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 3.2%
MONEY MARKET FUND - 3.2%
21,189,403		Federated Government Obligations Fund, Premier Class, 3.548%(k)
		(Cost - $21,189,403)	21,189,403
		TOTAL INVESTMENTS - 102.9%
		(Cost - $704,493,995)	689,244,921
		Liabilities in Excess of Other Assets - (2.9)%	(19,163,859)
		TOTAL NET ASSETS - 100.0%	$670,081,062

†	Face amount denominated in U.S. dollars, unless otherwise noted.
#	Security issued with zero coupon. Income is recognized through accretion of discount.
*	Non-income producing security.
(a)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2026, amounts to $299,858,746 and represents 44.75% of net assets.
(b)	All or a portion of this security is on loan.
(c)	Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2026.
(d)	Security is perpetual in nature and has no stated maturity date.
(e)	Illiquid security. The aggregate value of illiquid holdings at May 31, 2026, amounts to $27,436,611 and represents 4.09% of net assets.
(f)	Security is currently in default.
(g)	Payment in-kind security for which part of the income earned may be paid as additional principal. At the option of the issuer.
(h)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.
(i)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(j)	Rate shown represents yield-to-maturity.
(k)	Represents investment of collateral received from securities lending transactions.
@	Restricted security – Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	First Acquisition Date	First Acquisition Cost	Market Value	Percent of Net Assets
Inotiv Inc., 10.431% (3-Month USD-SOFR + 0.650%) due 11/5/26	9/21/2021	$4,204,200	$4,910,230	0.73%
Leafly Holdings Inc., Senior Unsecured Notes, 8.000% due 7/1/25	2/4/2022	7,109,000	4,864,550	0.73%
Leafly Holdings Inc.	2/7/2022	—	—	0.00%
Prosomnus Sleep Technologies Inc.	8/6/2024	4,003,437	2,252,858	0.34%
			$12,027,638	1.80%

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Abbreviations used in this schedule:
CMT	—	Constant Maturity Treasury Index
EURIBOR	—	Euro Interbank Offered Rate
ICE	—	Intercontinental Exchange
LLC	—	Limited Liability Company
LP	—	Limited Partnership
NIBOR	—	Norwegian Interbank Offered Rate
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust
SARL	—	Société à Responsabilité Limitée
SOFR	—	Secured Overnight Financing Rate
STIBOR	—	Stockholm Interbank Offered Rate
TSFR	—	CME Term SOFR Reference Rate
Summary of Investments by Security Type^
Corporate Bonds & Notes	73.6%
Senior Loans	4.6
Common Stocks	4.4
Sovereign Bonds	2.7
Exchange Traded Fund (ETF)	1.4
Preferred Stocks	1.1
U.S. Government Agency & Obligation	0.7
Asset-Backed Securities	0.4
Convertible Preferred Stock	0.1
Limited Partnership	0.0	*
Warrants	0.0	*
Short-Term Investments	7.9
Money Market Fund	3.1
	100.0%

^	As a percentage of total investments.
*	Position represents less than 0.05%.
Schedule of Options Contracts Written
Equity Options

Number of Contracts	Notional Amount	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
222	$136,086	Bed Bath & Beyond Inc., Call	BNP	1/21/28	$10.00	$(59,940)
222	136,086	Bed Bath & Beyond Inc., Call	BNP	1/21/28	12.50	(99,900)
286	2,072,928	Euronet Worldwide Inc., Call	BNP	6/18/26	75.00	(51,480)
292	2,345,052	iShares iBoxx $ High Yield Corporate Bond, Put	BNP	6/18/26	79.00	(3,504)
		TOTAL OPTIONS CONTRACTS WRITTEN
		(Premiums received — $231,107)				$(214,824)

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

At May 31, 2026, Destinations Global Fixed Income Opportunities Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)	Unrealized Appreciation (Depreciation)
Contracts to Buy:
Euro	558,000	BBH	$652,075	7/15/26	$1,699	$–	$1,699
Contracts to Sell:
British Pound	22,897,292	BBH	$30,837,481	6/11/26	$164,880	$–	$164,880
British Pound	4,430,000	BBH	5,965,840	7/15/26	25,137	–	25,137
Canadian Dollar	756,500	BBH	549,718	7/15/26	3,213	–	3,213
Euro	33,132,000	BBH	38,660,940	6/11/26	291,458	–	291,458
Euro	2,218,433	BBH	2,588,637	6/11/26	–	(8,794)	(8,794)
Euro	13,400,000	BBH	15,659,145	7/15/26	119,891	–	119,891
Norwegian Krone	32,500,000	BBH	3,512,877	7/15/26	31,897	–	31,897
Swedish Krona	25,760,000	BBH	2,796,678	7/15/26	–	(13,687)	(13,687)
					$636,476	$(22,481)	$613,995
Net Unrealized Appreciation on Open Forward Foreign Currency Contracts					$638,175	$(22,481)	$615,694

Currency Abbreviations used in this schedule:
EUR	—	Euro
GBP	—	British Pound
NOK	—	Norwegian Krone
SEK	—	Swedish Krona

Counterparty Abbreviations used in this schedule:
BBH	—	Brown Brothers Harriman & Co.
BNP	—	BNP Paribas SA

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Global Fixed Income Opportunities Fund (concluded)

Face Amount	Security	Value
SECURITIES SOLD SHORT - 0.8%
CORPORATE BOND & NOTES - 0.4%
Basic Materials - 0.1%
$583,000	Champion Iron Canada Inc., Company Guaranteed Notes, 7.875% due 7/15/32(a)	$610,288
Consumer Non-cyclical - 0.2%
1,519,000	PepsiCo Inc., Senior Unsecured Notes, 5.000% due 2/7/35	1,534,296
Industrial - 0.1%
835,000	Builders FirstSource Inc., Company Guaranteed Notes, 4.250% due 2/1/32(a)	768,231
	Total Basic Materials	2,912,815
	TOTAL CORPORATE BONDS & NOTES
	(Proceeds - $2,890,824)	2,912,815
Shares/Units
EXCHANGE TRADED FUND (ETF) - 0.4%
29,210	iShares iBoxx $ High Yield Corporate Bond
	(Proceeds - $2,321,558)	2,345,855
	TOTAL SECURITIES SOLD SHORT - 0.8%
	(Proceeds - $5,212,382)	$5,258,670

(a)	Restricted security that may be repurchased from “qualified institutional buyers” pursuant to the conditions of Rule 144Aunder the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2026, amounts to $1,378,519 and represents 0.21% of net assets.

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Multi Strategy Alternatives Fund
Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 20.5%
Mortgage Securities - 20.5%
$6,500,000	A&D Mortgage Trust, Series 2026-NQM4, Class A1, 5.573% due 6/25/71(a)(b)	$6,508,485
	Citigroup Commercial Mortgage Trust:
5,890,000	Series 2015-GC35, Class AS, 4.072% due 11/10/48(a)	5,579,966
5,000,000	Series 2017-P8, Class AS, 3.789% due 9/15/50(a)	4,758,638
7,236,761	Connecticut Avenue Securities Trust, Series 2019-HRP1, Class B1, 12.977% (SOFR30A + 9.364%) due 11/25/39(a)(b)	7,489,899
7,728,558	CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class AS, 3.670% due 11/15/50(a)	7,450,297
	Federal National Mortgage Association (FNMA), Connecticut Avenue Securities:
1,251,631	Series 2016-C04, Class 1B, 13.977% (SOFR30A + 10.364%) due 1/25/29@(a)	1,268,065
4,611,117	Series 2016-C06, Class 1B, 12.977% (SOFR30A + 9.364%) due 4/25/29@(a)	4,737,644
	Freddie Mac STACR REMIC Trust:
5,438,000	Series 2020-DNA1, Class B2, 8.977% (SOFR30A + 5.364%) due 1/25/50(a)(b)	6,030,988
1,500,000	Series 2020-DNA6, Class B2, 9.262% (SOFR30A + 5.650%) due 12/25/50(a)(b)	1,730,635
1,280,000	Series 2020-HQA3, Class B2, 13.727% (SOFR30A + 10.114%) due 7/25/50(a)(b)	1,667,316
1,260,000	Series 2020-HQA4, Class B2, 13.127% (SOFR30A + 9.514%) due 9/25/50(a)(b)	1,618,972
	Freddie Mac STACR Trust:
4,870,000	Series 2019-DNA3, Class B2, 11.877% (SOFR30A + 8.264%) due 7/25/49(a)(b)	5,346,608
4,588,000	Series 2019-DNA4, Class B2, 9.977% (SOFR30A + 6.364%) due 10/25/49(a)(b)	5,044,611
5,800,000	Series 2019-FTR1, Class B2, 12.077% (SOFR30A + 8.464%) due 1/25/48(a)(b)	6,834,216
4,030,000	Series 2019-HQA1, Class B2, 15.977% (SOFR30A + 12.364%) due 2/25/49(a)(b)	4,812,090
3,100,000	Series 2019-HRP1, Class B1, 7.777% (SOFR30A + 4.164%) due 2/25/49(a)(b)	3,328,368
4,290,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-HQA3, Class B1, 8.177% (SOFR30A + 4.564%) due 4/25/30@(a)	4,482,693
1,993,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class AS, 3.056% due 8/15/49	1,976,252
	JPMBB Commercial Mortgage Securities Trust:
2,350,000	Series 2014-C25, Class AS, 4.065% due 11/15/47	2,288,312
9,209,944	Series 2015-C32, Class AS, 3.984% due 11/15/48	8,275,043
3,000,000	SG Commercial Mortgage Securities Trust, Series 2016-C5, Class AM, 3.379% due 10/10/48	2,950,293
	STACR Trust:
2,552,493	Series 2018-HRP1, Class B1, 7.477% (SOFR30A + 3.864%) due 4/25/43(a)(b)	2,620,293
4,653,408	Series 2018-HRP1, Class B2, 15.477% (SOFR30A + 11.864%) due 5/25/43(a)(b)	5,481,100
8,098,000	Wells Fargo Commercial Mortgage Trust, Series 2017-RB1, Class A5, 3.635% due 3/15/50	7,981,497
3,228,302	WFRBS Commercial Mortgage Trust, Series 2014-C22, Class AS, 4.069% due 9/15/57(a)	3,079,385
	Total Mortgage Securities	113,341,666
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost - $109,943,247)	113,341,666
ASSET-BACKED SECURITIES - 9.1%
Automobile ABS - 7.2%
681,719	BMW Vehicle Owner Trust, Series 2025-A, Class A2A, 4.430% due 10/25/27	682,074
768,677	Carmax Auto Owner Trust, Series 2025-1, Class A2A, 4.630% due 3/15/28	769,466
11,500,000	Carvana Auto Receivables Trust, Series 2026-P1, Class A2, 4.100% due 6/11/29	11,488,422
820,552	Ford Credit Auto Owner Trust, Series 2023-B, Class A3, 5.230% due 5/15/28	824,168
	GM Financial Consumer Automobile Receivables Trust:
845,408	Series 2023-1, Class A3, 4.660% due 2/16/28	846,557
304,473	Series 2025-1, Class A2A, 4.440% due 1/18/28	304,578
	Honda Auto Receivables Owner Trust:
563,556	Series 2024-1, Class A3, 5.210% due 8/15/28	566,947
14,000,000	Series 2026-1, Class A2A, 3.710% due 9/21/28	13,966,763
1,301,748	Hyundai Auto Receivables Trust, Series 2023-B, Class A3, 5.480% due 4/17/28	1,307,308
1,256,224	Mercedes-Benz Auto Receivables Trust, Series 2024-1, Class A3, 4.800% due 4/16/29	1,261,188
	World Omni Auto Receivables Trust:
442,668	Series 2025-A, Class A2A, 4.490% due 4/17/28	442,942

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)
Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES - (continued)
Automobile ABS - (continued)
$7,149,357	Series 2025-D, Class A2A, 3.910% due 2/15/29	$7,143,462
	Total Automobile ABS	39,603,875
Home Equity ABS - 1.9%
3,116,121	Fremont Home Loan Trust, Series 2003-A, Class M1, 4.674% (1-Month TSFR + 1.089%) due 8/25/33(a)	3,460,874
3,074,067	Park Place Securities Inc. Asset-Backed Pass-Through Certificates, Series 2005-WCH1, Class M5, 5.019% (1-Month TSFR + 1.434%) due 1/25/36(a)	2,975,979
1,955,475	Structured Asset Investment Loan Trust, Series 2004-2, Class A4, 4.404% (1-Month TSFR + 0.819%) due 3/25/34(a)	2,100,115
2,465,000	Terwin Mortgage Trust, Series 2006-7, Class 1A2C, 4.239% (1-Month TSFR + 0.654%) due 7/25/37(a)(b)	2,254,660
	Total Home Equity ABS	10,791,628
	TOTAL ASSET-BACKED SECURITIES
	(Cost - $49,934,907)	50,395,503
COLLATERALIZED LOAN OBLIGATIONS - 1.0%
Other ABS - 1.0%
5,000,000	Anchorage Capital CLO 18 Ltd., Series 2021-18A, Class A1, 5.085% (3-Month TSFR + 1.412%) due 4/15/34(a)(b)	5,000,000
380,000	Steele Creek CLO Ltd., Series 2016-1A, Class ER, 9.686% (3-Month TSFR + 6.012%) due 6/15/31(a)(b)	207,112
1,009,544	Venture XVIII CLO Ltd., Series 2014-18A, Class ER, 10.525% (3-Month TSFR + 6.852%) due 10/15/29(a)(b)	470,018
	Total Other ABS	5,677,130
	TOTAL COLLATERALIZED LOAN OBLIGATIONS
	(Cost - $6,126,420)	5,677,130
Shares/Units
EXCHANGE TRADED FUNDS (ETFs) - 32.0%
1,499,625	Franklin Systematic Style Premia	40,857,283
966,000	iShares AAA CLO Active	50,222,340
894,223	iShares MSCI USA Min Vol Factor	86,381,942
	TOTAL EXCHANGE TRADED FUNDS (ETFs)
	(Cost - $176,024,865)	177,461,565
OPEN-END FUND - 20.9%
10,119,460	JPMorgan Strategic Income Opportunities Fund, Class R6 Shares
	(Cost - $115,587,676)	115,766,623
WARRANTS - 0.0%
DIVERSIFIED - 0.0%
SPACs - 0.0%
131,807	Inspirato Inc.*(c)(d)	–
77,310	SomaLogic Inc.*(c)(d)	–
	Total SPACs	–
	TOTAL DIVERSIFIED	–
	TOTAL WARRANTS
	(Cost - $393,668)	–
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost - $458,010,783)	462,642,487

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)
Face Amount	Security	Value
SHORT-TERM INVESTMENTS - 14.1%
TIME DEPOSITS - 14.1%
$76,462,360	Citibank - New York, 2.970% due 6/1/26	$76,462,360
18,072	JPMorgan Chase & Co. - New York, 2.970% due 6/1/26	18,071
1,428,749	Royal Bank of Canada - Toronto, 2.970% due 6/1/26	1,428,749
	TOTAL TIME DEPOSITS
	(Cost - $77,909,180)	77,909,180
	TOTAL INVESTMENTS - 97.6%
	(Cost - $535,919,963)	540,551,667
	Other Assets in Excess of Liabilities - 2.4%	13,363,663
	TOTAL NET ASSETS - 100.0%	$553,915,330

*	Non-income producing security.
(a)	Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2026.
(b)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2026, amounts to $66,445,371 and represents 12.00% of net assets.
(c)	Illiquid security. The aggregate value of illiquid holdings at May 31, 2026, amounts to $0 and represents 0.00% of net assets.
(d)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.
@	Restricted security – Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	First Acquisition Date	First Acquisition Cost	Market Value	Percent of Net Assets
Federal National Mortgage Association (FNMA), Connecticut Avenue Securities:
Series 2016-C04, Class 1B, 13.977% (SOFR30A + 10.364%) due 1/25/29	4/13/2022	$1,355,446	$1,268,065	0.23%
Series 2016-C06, Class 1B, 12.977% (SOFR30A + 9.364%) due 4/25/29	3/11/2022	2,850,909	4,737,644	0.86%
Freddie Mac Structured Agency Credit Risk Debt Notes:
Series 2017-HQA3, Class B1, 8.177% (SOFR30A + 4.564%) due 4/25/30	4/29/2021	4,504,500	4,482,693	0.81%
			$10,488,402	1.90%

Abbreviations used in this schedule:
CLO	—	Collateralized Loan Obligation
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
SPACs	—	Special Purpose Acquisition Companies
TSFR	—	CME Term SOFR Reference Rate

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Multi Strategy Alternatives Fund (concluded)

Summary of Investments by Security Type^
Exchange Traded Funds (ETFs)	32.8%
Open-End Fund	21.4
Collateralized Mortgage Obligations	21.0
Asset-Backed Securities	9.3
Collateralized Loan Obligations	1.1
Warrants	0.0
Short-Term Investments	14.4
100.0%

^ As a percentage of total investments.

At May 31, 2026, Destinations Multi Strategy Alternatives Fund held the following OTC and Centrally Cleared Credit Default Swap Contracts:

OTC Credit Default Swaps on Indexes - Sell Protection(1)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Counterparty	Implied Credit Spread at 5/31/26(2)	Notional Amounts(3)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.37	5.000%	12/20/26	3-Month	GSC	0.108%	USD	15,000,000	$563,100	$1,228,500	$(665,400)
CDX.NA.HY.39	5.000%	12/20/27	3-Month	GSC	0.547%	USD	20,000,000	1,561,452	1,725,000	(163,548)
CDX.NA.HY.41	5.000%	12/20/28	3-Month	GSC	0.390%	USD	15,000,000	1,851,461	1,945,500	(94,039)
CDX.NA.HY.45	5.000%	12/20/30	3-Month	MSCS	1.474%	USD	30,000,000	4,690,510	4,245,900	444,610
CDX.NA.IG.45	1.000%	12/20/30	3-Month	MSCS	1.718%	USD	20,000,000	(553,585)	(954,000)	400,415
CDX.NA.IG.45	1.000%	12/20/30	3-Month	GSC	5.154%	USD	60,000,000	(1,660,755)	(2,964,000)	1,303,245
								$6,452,183	$5,226,900	$1,225,283

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of on emerging country as of period end serve as indicator of the currents tatus of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Counterparty Abbreviations used in this schedule:
GSC	—	Goldman Sachs & Co.
MSCS	—	Morgan Stanley Capital Services LLC

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Municipal Fixed Income Fund
Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS - 91.8%
Alabama - 2.0%
$1,000,000	A3(a)	Black Belt Energy Gas District, Revenue Bonds, Series A, 5.000% due 12/1/34	$1,056,022
550,000	AA	City of Gadsden AL, GO, BAM-Insured, Series A, 5.000% due 10/1/35	625,142
1,500,000	AA+	County of Jefferson AL, Revenue Bonds, 5.000% due 9/15/35	1,520,410
1,500,000	BB+	Hoover Industrial Development Board, Revenue Bonds, 5.750% due 10/1/49(b)	1,538,226
1,500,000	BBB	Mobile County Industrial Development Authority, Revenue Bonds, Series A, 5.000% due 6/1/54(b)	1,462,307
		Southeast Energy Authority A Cooperative District, Revenue Bonds:
3,050,000	Aa3(a)	Series E, 5.000% due 10/1/30	3,265,991
1,750,000	A1(a)	Series H, 5.000% due 11/1/35	1,862,758
919,175	NR	Tuscaloosa County Industrial Development Authority, Revenue Bonds, Series A, 5.250% due 5/1/44(c)	932,009
		Total Alabama	12,262,865
Arizona - 2.0%
1,695,000	BB-	Arizona Industrial Development Authority, Revenue Bonds, 5.000% due 7/1/49(c)	1,525,548
2,000,000	AAA	City of Phoenix Civic Improvement Corp., Revenue Bonds, Series B, 4.000% due 7/1/29	2,004,119
		Maricopa County Industrial Development Authority, Revenue Bonds:
1,000,000	NR	Series A, 6.250% due 7/1/44(c)	1,035,041
1,000,000	A2(a)	Series D, 5.000% due 12/1/41	1,069,747
905,000	Aa1(a)	Maricopa County School District No 3 Tempe Elementary, GO, Series C, 5.000% due 7/1/36	1,039,710
1,350,000	Aa3(a)	Maricopa County Special Health Care District, GO, Series D, 4.000% due 7/1/35	1,386,501
2,500,000	AA+	Salt River Project Agricultural Improvement & Power District, Revenue Bonds, Series C, 5.000% due 1/1/51	2,613,565
		Sierra Vista Industrial Development Authority, Revenue Bonds:
1,000,000	NR	5.000% due 6/15/64(c)	840,561
1,000,000	NR	5.750% due 6/15/58(c)	960,478
		Total Arizona	12,475,270
Arkansas - 0.4%
1,150,000	BB+	Arkansas Development Finance Authority, Revenue Bonds, 5.700% due 5/1/53(b)	1,179,601
1,000,000	NR	City of Osceola AR, Revenue Bonds, 7.000% due 4/1/36(b)(d)	1,000,862
500,000	NR	Clarksville Public Educational Facilities Board, Revenue Bonds, Series B, 6.250% due 8/1/49	514,083
		Total Arkansas	2,694,546
California - 4.0%
1,000,000	Aa1(a)	California Community Choice Financing Authority, Revenue Bonds, Series G, 5.000% due 12/1/35	1,096,179
1,000,000	NR	California Community Housing Agency, Revenue Bonds, Series A2, 4.000% due 2/1/50(c)	751,958
1,000,000	BBB+	California Health Facilities Financing Authority, Revenue Bonds, Series A, 5.000% due 12/1/32	1,095,174
940,000	NR	California Infrastructure & Economic Development Bank, Revenue Bonds, Series B, 12.000% due 1/1/65(b)(c)(d)	526,400
		California Municipal Finance Authority, Revenue Bonds:
650,000	NR	6.000% due 1/1/55(b)(c)	681,643
300,000	BB	6.375% due 6/15/64(c)	315,742
		California Public Finance Authority, Revenue Bonds:
1,000,000	NR	Series A, 6.375% due 6/1/59(c)	931,482
990,000	NR	Series A1, 6.750% due 7/1/65(c)	1,064,704
4,800,000	A+	California State Public Works Board, Revenue Bonds, Series A, 5.000% due 9/1/27	4,953,242
		California Statewide Communities Development Authority, Revenue Bonds:
2,525,000	BB+	5.500% due 12/1/54	2,525,524
1,000,000	BB+	Series A, 5.000% due 12/1/46(c)	1,000,038
1,105,000	NR	CMFA Special Finance Agency VII, Revenue Bonds, Series A1, 3.000% due 8/1/56(c)	767,173
1,000,000	NR	CMFA Special Finance Agency, Revenue Bonds, Series A, 4.000% due 12/1/45(c)	775,651

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Municipal Fixed Income Fund (continued)
Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
California - (continued)
		CSCDA Community Improvement Authority, Revenue Bonds:
$1,500,000	NR	3.000% due 6/1/47(c)	$1,084,132
1,000,000	NR	3.000% due 12/1/56(c)	712,569
1,000,000	NR	Fairfield Community Facilities District, Special Tax, Series A, 5.000% due 9/1/54	1,004,506
1,260,000	A	Los Angeles Department of Water & Power, Revenue Bonds, Series B, 5.000% due 7/1/34	1,314,638
775,000	AA	Oakland Unified School District/Alameda County, GO, BAM-Insured, Series A, 5.000% due 8/1/34	892,550
2,000,000	WD(e)	Silicon Valley Tobacco Securitization Authority, Revenue Bonds, Series A, zero coupon, due 6/1/41#	763,953
1,345,000	Aa3(a)	Southern California Public Power Authority, Revenue Bonds, Series 2, 5.000% due 7/1/53(d)	1,407,677
205,000	AA-	State of California, GO, Series C, 5.000% due 8/1/29	205,834
1,000,000	AA	University of California, Revenue Bonds, Series CA, 5.000% due 5/15/39	1,134,164
		Total California	25,004,933
Colorado - 2.8%
1,000,000	AA	Board of Governors of Colorado State University System, Revenue Bonds, Series A, 5.000% due 3/1/43	1,143,652
		Boulder Larimer & Weld Counties St Vrain Valley School District Re1J, GO:
650,000	AA+	5.000% due 12/15/29	704,514
775,000	AA+	5.000% due 12/15/38	868,093
		City & County of Denver CO Airport System Revenue, Revenue Bonds:
315,000	A+	Series A, 5.000% due 12/1/26(b)	318,590
195,000	AA-	Series A, 5.000% due 11/15/28(b)	200,854
455,000	AA-	Series A, 5.000% due 11/15/29(b)	468,138
115,000	AA-	Series A, 5.000% due 11/15/30(b)	118,219
1,000,000	A+	Series A, 5.000% due 12/1/37(b)	1,030,638
3,400,000	AA-	Series D, 5.500% due 11/15/30(b)	3,761,159
		Colorado Bridge & Tunnel Enterprise, Revenue Bonds, AG-Insured:
500,000	AA	Series A, 5.000% due 12/1/41	551,920
1,200,000	AA	Series A, 5.250% due 12/1/54	1,259,770
1,000,000	AA	Series A, 5.500% due 12/1/54	1,068,006
600,000	BB	Colorado Educational & Cultural Facilities Authority, Revenue Bonds, 5.800% due 4/1/54(c)	590,099
		Colorado Health Facilities Authority, Revenue Bonds:
2,910,000	A-	Series A, 5.000% due 8/1/44	2,968,542
60,000	NR	Series Prerefunded 11/19/26 @ 100, 5.000% due 11/15/49(d)(f)	60,657
500,000	NR	Legacy Community Authority, Revenue Bonds, Series A, 6.750% due 12/1/55	512,928
1,750,000	NR	Village Metropolitan District, GO, 5.000% due 12/1/49	1,699,012
		Total Colorado	17,324,791
Connecticut - 0.8%
1,500,000	AAA	Connecticut State Health & Educational Facilities Authority, Revenue Bonds, Series B2, 5.000% due 7/1/64(d)	1,680,247
1,000,000	AA	State of Connecticut Special Tax Revenue, Revenue Bonds, Series A, 5.000% due 7/1/44	1,094,998
		State of Connecticut, GO:
150,000	AA-	Series A, 5.000% due 4/15/30	159,737
170,000	AA-	Series A, 5.000% due 4/15/34	179,495
1,150,000	AA-	Series D, 5.000% due 8/15/30	1,256,526
100,000	AA-	Series E, 5.000% due 10/15/26	100,899
150,000	AA-	Series E, 5.000% due 10/15/29	151,267
330,000	AA-	University of Connecticut, Revenue Bonds, Series A, 5.000% due 11/1/27	341,434
		Total Connecticut	4,964,603

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Municipal Fixed Income Fund (continued)
Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
District of Columbia - 1.0%
		Metropolitan Washington Airports Authority Aviation Revenue, Revenue Bonds:
$1,820,000	AA-	5.000% due 10/1/36(b)	$1,852,073
2,000,000	AA-	Series A, 5.000% due 10/1/35(b)	2,185,524
		Washington Metropolitan Area Transit Authority Dedicated Revenue, Revenue Bonds:
1,000,000	AA	5.000% due 7/15/37	1,097,445
1,000,000	AA	5.000% due 7/15/38	1,092,593
		Total District of Columbia	6,227,635
Florida - 5.1%
985,000	NR	Cabot Citrus Farms Community Development District, Special Assessment, 5.250% due 3/1/29	992,601
		Capital Trust Agency Inc., Revenue Bonds:
500,000	BB	6.375% due 5/1/53(c)	516,150
250,000	NR	Series A, 4.000% due 6/15/29(c)	246,575
1,000,000	NR	Series A1, 5.000% due 7/1/56(c)	894,467
1,000,000	AA-	Central Florida Expressway Authority, Revenue Bonds, Series B, 4.000% due 7/1/36	1,000,220
2,535,000	AA	City of Jacksonville FL, Revenue Bonds, 5.000% due 10/1/37	2,862,073
2,420,000	AA-	City of Palm Coast FL Utility Revenue, Revenue Bonds, 5.000% due 10/1/47	2,560,583
1,500,000	AA-	City Of South Miami Health Facilities Authority Inc., Revenue Bonds, 5.000% due 8/15/42	1,522,180
1,000,000	A+	County of Broward FL Airport System Revenue, Revenue Bonds, Series B, 5.000% due 10/1/29(b)	1,062,514
1,270,000	A1(a)	County of Broward FL Port Facilities Revenue, Revenue Bonds, 5.000% due 9/1/33(b)	1,373,239
500,000	A2(a)	County of Lee FL Airport Revenue, Revenue Bonds, Series A1, 5.250% due 10/1/43(b)	545,212
4,335,000	AA	County of Miami-Dade FL Water & Sewer System Revenue, Revenue Bonds, Series B, 4.000% due 10/1/38	4,347,323
655,000	A3(a)	County of Miami-Dade Seaport Department, Revenue Bonds, Series A, 5.000% due 10/1/35(b)	704,718
600,000	NR	Florida Development Finance Corp., Revenue Bonds, Series A, 6.750% due 6/15/53(c)	631,345
		Florida Higher Educational Facilities Financing Authority, Revenue Bonds:
1,000,000	BB+	6.250% due 7/1/55(c)	1,013,284
1,600,000	NR	Series 2018-A1, 5.000% due 6/1/48(c)	1,480,614
		Hillsborough County Port District, Revenue Bonds:
850,000	A+(e)	Series B, 5.000% due 6/1/33(b)	880,204
185,000	A+(e)	Series B, 5.000% due 6/1/38(b)	190,441
750,000	NR	Hobe-St Lucie Conservancy District, Special Assessment, 5.875% due 5/1/55	766,448
500,000	NR	Lakewood Ranch Stewardship District, Special Assessment, 6.300% due 5/1/54	529,333
		Lee County Industrial Development Authority/FL, Revenue Bonds:
580,000	A+	Series 2019A1, 5.000% due 4/1/33	608,841
515,000	A+	Series 2019A1, 5.000% due 4/1/35	536,750
		Marion County School Board, COP, AG-Insured:
1,950,000	AA	5.000% due 6/1/31	2,132,612
2,000,000	AA	5.000% due 6/1/37	2,216,337
550,000	BBB(e)	Palm Beach County Health Facilities Authority, Revenue Bonds, Series B, 4.000% due 5/15/53	438,239
220,000	A+	School Board of Miami-Dade County, COP, Series B, Prerefunded 8/1/26 @ 100 5.000% due 8/1/27 (f)	220,802
1,000,000	A1(a)	School District of Broward County/FL, COP, Series A, 5.000% due 7/1/29	1,063,978
975,000	NR	Village Community Development District No 12, Special Assessment, 4.250% due 5/1/43	945,153
		Total Florida	32,282,236
Georgia - 1.7%
3,615,000	AA-	City of Atlanta GA Water & Wastewater Revenue, Revenue Bonds, 5.000% due 11/1/39	4,121,961
335,000	BBB(e)	Fayette County Development Authority, Revenue Bonds, 5.000% due 10/1/30	356,043
1,700,000	Aa1(a)	Main Street Natural Gas Inc., Revenue Bonds, Series C, 5.000% due 9/1/53(d)	1,806,460

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Municipal Fixed Income Fund (continued)
Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
Georgia - (continued)
$4,000,000	AAA	Metropolitan Atlanta Rapid Transit Authority, Revenue Bonds, Series B, 5.000% due 7/1/33	$4,558,365
		Total Georgia	10,842,829
Hawaii - 0.8%
5,000,000	Aa2(a)	City & County of Honolulu HI, GO, Series C, 4.000% due 10/1/32	5,010,908
Idaho - 0.4%
1,500,000	NR	Idaho Falls Auditorium District, COP, 5.250% due 5/15/51(c)	1,478,826
1,000,000	NR	Idaho Health Facilities Authority, Revenue Bonds, 7.125% due 11/1/57	1,056,773
		Total Idaho	2,535,599
Illinois - 5.3%
		Chicago Board of Education, GO:
1,180,000	BB+	Series A, 5.000% due 12/1/47	1,097,320
1,500,000	BB+	Series A, 5.750% due 12/1/50	1,511,581
		Chicago O’Hare International Airport, Revenue Bonds:
3,025,000	A+	Series D, 5.000% due 1/1/39	3,398,364
1,000,000	A+	Series D, 5.250% due 1/1/42	1,009,215
1,000,000	AA	City of Aurora IL, GO, Series C, 5.000% due 12/30/42	1,070,013
1,100,000	BBB	City of Chicago IL, GO, Series E, 6.000% due 1/1/42	1,204,773
		County of Cook IL Sales Tax Revenue, Revenue Bonds:
980,000	AA-	5.000% due 11/15/41	1,044,632
980,000	AA-	5.000% due 11/15/42	1,037,734
1,120,000	AA-	Series A, 5.250% due 11/15/45	1,180,215
675,000	AA+	DuPage & Cook Counties Community Unit School District No 205 Elmhurst, GO, Series B, 5.000% due 1/1/28	697,946
5,000	NR	Grundy & Will Counties Community Unit School District No 1 Coal City, GO, Series Prerefunded 2/1/27 @ 100, 5.000% due 2/1/29(f)	5,074
		Illinois Finance Authority, Revenue Bonds:
1,000,000	A	Series A, 5.000% due 11/15/45	1,000,127
870,000	AA-	Series A, Prerefunded 1/1/28 @ 100, 5.000% due 1/1/38(f)	900,932
1,300,000	AA-	Series A, Prerefunded 1/1/28 @ 100, 5.000% due 1/1/44(f)	1,346,220
255,000	Aa3(a)	Series A, Prerefunded 7/1/26 @ 100, 5.000% due 7/1/36(f)	255,454
95,000	WD(e)	Series A, Prerefunded 8/15/26 @ 100, 5.000% due 8/15/33(f)	95,418
20,000	NR	Series C, Prerefunded 2/15/27 @ 100, 4.000% due 2/15/41(f)	20,174
170,000	AA-	Series Prerefunded 1/1/27 @ 100, 5.000% due 1/1/36(f)	172,194
		Illinois State Toll Highway Authority, Revenue Bonds:
1,500,000	AA-	Series A, 5.000% due 1/1/45	1,562,565
2,000,000	AA-	Series B, 5.000% due 1/1/40	2,002,036
1,060,000	AA	Lemont Fire Protection District, GO, BAM-Insured, 4.000% due 12/30/43	1,016,890
2,880,000	A	State of Illinois Sales Tax Revenue, Revenue Bonds, Series A, 5.000% due 6/15/28	3,000,183
		State of Illinois, GO:
195,000	A-	5.000% due 2/1/27	197,775
180,000	A-	5.000% due 2/1/28	182,616
1,825,000	A-	Series B, 4.000% due 11/1/36	1,825,828
2,980,000	A-	Series B, 5.000% due 5/1/32	3,271,811
1,245,000	A-	Series C, 5.000% due 4/1/28	1,292,885
390,000	A-	Series D, 5.000% due 11/1/26	393,459
1,500,000	A-	Series D, 5.000% due 7/1/32	1,649,226
165,000	AA	Will County Community Unit School District No 365-U Valley View, GO, AG-Insured, Series B, zero coupon, due 11/1/26#	163,038
		Total Illinois	33,605,698
Indiana - 2.2%
1,000,000	AA+	Carmel Clay School Building Corp., Revenue Bonds, 5.000% due 1/15/37	1,123,989
3,750,000	AA	Carmel Redevelopment Authority, Revenue Bonds, Series B, 5.000% due 7/15/35	4,098,169

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Municipal Fixed Income Fund (continued)
Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
Indiana - (continued)
		Indianapolis Local Public Improvement Bond Bank, Revenue Bonds:
$550,000	A1(a)	5.000% due 1/1/35(b)	$592,188
550,000	A1(a)	5.250% due 1/1/36(b)	596,595
600,000	A1(a)	5.250% due 1/1/37(b)	648,008
1,250,000	A1(a)	5.250% due 1/1/38(b)	1,344,820
1,895,000	Aa1(a)	Series 202, 6.000% due 1/15/41	2,161,259
450,000	AA+	Lebanon Middle School Building Corp., Revenue Bonds, Series A, 5.000% due 1/15/46	470,248
2,115,000	AA+	Peru Multi-School Building Corp., Revenue Bonds, 5.000% due 7/15/43	2,281,174
580,000	AA	Warrick County Industrial Building Corp., Revenue Bonds, 5.000% due 8/1/32	634,241
		Total Indiana	13,950,691
Iowa - 1.3%
1,000,000	AAA	County of Polk IA, GO, Series A, 5.000% due 6/1/38(b)	1,071,858
		Iowa Finance Authority, Revenue Bonds:
1,000,000	BBB+	4.750% due 8/1/42	1,000,222
1,000,000	AAA	Series A, 5.000% due 8/1/36	1,158,933
5,000,000	A3(a)	PEFA Inc., Revenue Bonds, 5.000% due 9/1/49(d)	5,027,569
		Total Iowa	8,258,582
Kansas - 0.5%
250,000	NR	City of Garden City KS, Revenue Bonds, 5.375% due 6/1/39(c)	251,791
20,000	SP-1+	City of Maize KS, GO, Series B, 4.000% due 10/1/26	19,990
600,000	AA	Harvey County Unified School District No 373 Newton, GO, BAM-Insured, Series A, 5.000% due 9/1/46(g)	630,292
1,000,000	AA	Johnson County Unified School District No 233 Olathe, GO, BAM-Insured, Series A, 5.000% due 9/1/44(g)	1,087,701
1,000,000	Aa2(a)	Kansas Development Finance Authority, Revenue Bonds, Series A, 4.125% due 5/1/44	987,744
		Total Kansas	2,977,518
Kentucky - 1.2%
2,200,000	AA-	Fayette County School District Finance Corp., Revenue Bonds, 5.000% due 6/1/43	2,308,165
500,000	Baa2(a)	Kentucky Public Energy Authority, Revenue Bonds, Series B, 5.000% due 12/1/33	513,912
		Kentucky State Property & Building Commission, Revenue Bonds:
160,000	A	5.000% due 4/1/27	163,003
145,000	A	5.000% due 5/1/28	151,301
1,795,000	A	Series B, 5.000% due 11/1/26	1,811,549
2,000,000	AA	Louisville & Jefferson County Metropolitan Sewer District, Revenue Bonds, Series A, 3.000% due 5/15/44	1,650,307
1,220,000	Aa3(a)	Montgomery County School District Finance Corp., Revenue Bonds, 4.000% due 8/1/37	1,233,656
		Total Kentucky	7,831,893
Louisiana - 2.7%
		Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds:
1,500,000	AA	BAM-Insured, 5.000% due 10/1/26	1,511,125
2,800,000	A1(a)	5.000% due 8/15/37	2,837,585
1,000,000	NR	Louisiana Public Facilities Authority, Revenue Bonds, 6.000% due 6/15/59(c)	1,008,853
1,000,000	A2(a)	St John the Baptist Parish School District No 1, GO, 5.250% due 3/1/37	1,098,176
		State of Louisiana, GO:
3,350,000	AA	Series E, 5.000% due 9/1/31	3,721,886
4,835,000	AA	Series E, 5.000% due 9/1/33	5,483,993
1,165,000	A	Terrebonne Parish Hospital Service District No 1, Revenue Bonds, 5.000% due 4/1/45	1,214,030
		Total Louisiana	16,875,648
Maine - 0.4%
2,500,000	AA+	Maine State Housing Authority, Revenue Bonds, Series B, 3.150% due 11/15/39	2,297,136
Maryland - 1.7%
4,000,000	AAA	County of Prince George's MD, GO, Series A, 5.000% due 7/15/29	4,205,200

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Municipal Fixed Income Fund (continued)
Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
Maryland - (continued)
		Maryland Community Development Administration, Revenue Bonds:
$95,000	Aa1(a)	Series B, 4.000% due 9/1/49	$95,241
95,000	Aa1(a)	Series C, 3.500% due 3/1/50	94,702
2,000,000	NR	Maryland Economic Development Corp., Special Tax, 4.000% due 9/1/50	1,672,047
1,500,000	A	Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Series B, 5.000% due 8/15/56(d)	1,683,292
3,000,000	AAA	State of Maryland Department of Transportation, Revenue Bonds, 3.500% due 10/1/33	3,000,649
		Total Maryland	10,751,131
Massachusetts - 2.5%
		Commonwealth of Massachusetts, GO:
1,000,000	AA+	Series B, 5.000% due 2/1/40	1,133,757
1,250,000	AA+	Series E, 5.000% due 8/1/41	1,398,921
2,665,000	AA+	Massachusetts Bay Transportation Authority Sales Tax Revenue, Revenue Bonds, Series B, 5.000% due 7/1/38	3,039,249
		Massachusetts Development Finance Agency, Revenue Bonds:
1,500,000	AA-	4.000% due 4/1/41	1,500,684
1,000,000	AA-	5.000% due 7/1/35	1,001,461
1,290,000	AAA	Series A, Prerefunded 7/15/26 @ 100 4.000% due 7/15/36 (f)	1,291,898
500,000	AA+	Series A, 5.000% due 11/1/55(d)	579,617
1,500,000	A1(a)	Series A, 5.250% due 10/1/46(g)	1,635,553
1,000,000	AA+	Series N, 5.000% due 7/1/42	1,112,240
500,000	AA	Massachusetts Port Authority, Revenue Bonds, Series E, 5.000% due 7/1/31(b)	544,092
250,000	AA	Massachusetts School Building Authority, Revenue Bonds, Series B, 5.000% due 2/15/38	292,619
1,700,000	AA+	Massachusetts Water Resources Authority, Revenue Bonds, AG-Insured, Series B, 5.250% due 8/1/38	2,052,413
		Total Massachusetts	15,582,504
Michigan - 1.1%
160,000	AA	City of Detroit MI Sewage Disposal System Revenue, Revenue Bonds, AG-Insured, Series D, 3.248% due 7/1/32(d)	159,929
500,000	AA	Lincoln Consolidated School District, GO, 5.000% due 5/1/29	532,091
495,000	AA-	Michigan State Building Authority, Revenue Bonds, Series I, 5.000% due 10/15/34	498,581
4,870,000	AA+	Michigan State Housing Development Authority, Revenue Bonds, Series A, 3.700% due 4/1/30	4,870,201
700,000	A+	Wayne County Airport Authority, Revenue Bonds, Series D, 5.000% due 12/1/32(b)	766,821
		Total Michigan	6,827,623
Minnesota - 2.2%
350,000	AA	City of Rochester MN, Revenue Bonds, Series A, 5.000% due 11/15/38	394,328
		Metropolitan Council, GO:
2,000,000	AAA	Series C, 5.000% due 12/1/27	2,074,921
2,500,000	AAA	Series I, 3.000% due 3/1/27	2,500,200
750,000	Baa1(a)	Minnesota Municipal Gas Agency, Revenue Bonds, Series A, 5.000% due 9/1/35	784,423
5,000,000	AAA	State of Minnesota, GO, Series A, 5.000% due 8/1/37	5,197,036
2,850,000	Aa1(a)	Willmar Independent School District No 347, GO, Series A, 5.000% due 2/1/28	2,959,047
		Total Minnesota	13,909,955
Mississippi - 0.7%
		State of Mississippi, GO:
160,000	AA	Series A, 5.000% due 10/1/30	165,198
4,000,000	AA	Series C, 5.000% due 10/1/35	4,180,236
		Total Mississippi	4,345,434
Missouri - 1.1%
1,000,000	AA+	Grain Valley No R-V School District, GO, Series A, 5.000% due 3/1/35	1,032,295
350,000	NR	Kansas City Industrial Development Authority, Revenue Bonds, Series A1, 5.000% due 6/1/54(c)	344,200

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Municipal Fixed Income Fund (continued)
Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
Missouri - (continued)
$2,500,000	AAA	Metropolitan St Louis Sewer District, Revenue Bonds, Series A, 5.000% due 5/1/37	$2,536,666
2,100,000	AA-	Missouri Development Finance Board, Revenue Bonds, 5.500% due 5/1/41	2,293,718
525,000	AA+	Missouri Housing Development Commission, Revenue Bonds, GNMA & FNMA-Insured, Series F, 3.650% due 11/1/33	524,003
		Total Missouri	6,730,882
Montana - 0.4%
1,000,000	AA	Lewis & Clark County High School District No 1 Helena, GO, BAM-Insured, 5.000% due 7/1/43	1,098,804
1,390,000	AA	Yellowstone & Carbon Counties School District No 7-70 Laurel, GO, BAM-Insured, 5.000% due 7/1/42	1,492,819
		Total Montana	2,591,623
Nebraska - 1.1%
1,500,000	BBB+	Central Plains Energy Project, Revenue Bonds, Series A, 5.000% due 9/1/42	1,531,525
340,000	A	Douglas County Hospital Authority No 3, Revenue Bonds, 5.250% due 11/1/43	371,355
		Public Power Generation Agency, Revenue Bonds:
1,815,000	A2(a)	5.000% due 1/1/41	1,816,910
1,885,000	A2(a)	Series A, 5.000% due 1/1/27	1,910,876
1,000,000	Aa3(a)	Ralston Public Schools, GO, 5.000% due 12/15/43	1,060,223
		Total Nebraska	6,690,889
Nevada - 1.0%
1,520,000	AAA	Clark County Water Reclamation District, GO, 4.000% due 7/1/35	1,520,583
		County of Clark NV, GO:
2,750,000	AAA	Series B, 4.000% due 11/1/34	2,750,053
2,000,000	AAA	Series B, 4.000% due 12/1/39	2,014,093
		Total Nevada	6,284,729
New Hampshire - 0.1%
1,000,000	B-	New Hampshire Business Finance Authority, Revenue Bonds, Series B, 4.625% due 11/1/42(c)	895,709
New Jersey - 1.0%
		New Jersey Educational Facilities Authority, Revenue Bonds:
1,000,000	AAA	Series A, 5.000% due 7/1/64(d)	1,092,657
1,315,000	AAA	Series C, 5.000% due 3/1/28	1,372,431
		New Jersey Transportation Trust Fund Authority, Revenue Bonds:
1,320,000	A	5.000% due 12/15/28	1,394,300
870,000	A	Series A, zero coupon, due 12/15/27#	831,485
195,000	A	Series A, zero coupon, due 12/15/28#	180,737
220,000	A	Series A, 5.000% due 12/15/33	230,373
1,050,000	A	Series AA, 5.000% due 6/15/40	1,109,931
		Total New Jersey	6,211,914
New York - 10.9%
2,010,000	Aaa(a)	Battery Park City Authority, Revenue Bonds, 5.000% due 11/1/50	2,131,671
		Build NYC Resource Corp., Revenue Bonds:
1,650,000	BBB+	5.500% due 7/1/55(b)	1,698,207
1,000,000	NR	Series A, 7.000% due 12/15/65(c)	1,001,104
		City of New York NY, GO:
2,500,000	AA	Series B1, 5.000% due 12/1/41	2,515,257
2,000,000	AA	Series C1, 5.000% due 8/1/31	2,161,505
3,425,000	AA	Series D1, 5.000% due 12/1/34	3,574,666
1,000,000	AA	Series F1, 5.000% due 4/1/43	1,018,343
1,000,000	AA+	Empire State Development Corp., Revenue Bonds, Series A, 3.000% due 3/15/50	739,560
1,780,000	AA	Metropolitan Transportation Authority Dedicated Tax Fund, Revenue Bonds, Series A, 5.250% due 11/15/27	1,801,353

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Municipal Fixed Income Fund (continued)
Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
New York - (continued)
		Metropolitan Transportation Authority, Revenue Bonds:
$245,000	A	Series A2, 5.000% due 11/15/29	$249,219
270,000	A	Series B, 5.000% due 11/15/30	272,510
290,000	A	Series C1, 5.000% due 11/15/27	292,756
300,000	A	Series C1, 5.000% due 11/15/31	311,620
370,000	A3(a)	MTA Hudson Rail Yards Trust Obligations, Revenue Bonds, Series A, 5.000% due 11/15/51	370,005
250,000	CC	Nassau County Tobacco Settlement Corp., Revenue Bonds, Series A3, 5.000% due 6/1/35	162,589
		New York City Municipal Water Finance Authority, Revenue Bonds:
2,430,000	AA+	Series DD, 5.000% due 6/15/28	2,553,621
1,945,000	AA+	Series EE, 5.000% due 6/15/45	1,988,818
1,500,000	AA	New York City Transitional Finance Authority Building Aid Revenue, Revenue Bonds, Series S2, 5.000% due 7/15/37	1,719,404
		New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds:
2,000,000	AAA	5.000% due 11/1/36	2,294,539
1,000,000	AAA	5.000% due 11/1/44	1,089,064
3,200,000	AAA	Series A1, 5.000% due 8/1/41	3,433,390
2,185,000	AAA	Series A1, 5.000% due 8/1/43	2,323,031
1,100,000	AAA	Series B1, 4.000% due 11/1/43	1,068,478
275,000	AAA	Series C2, 5.000% due 5/1/32	285,788
1,000,000	AAA	Series C3, 5.000% due 5/1/41	1,027,965
1,000,000	AAA	Series D1, 5.000% due 11/1/36	1,139,800
1,600,000	AAA	Series F1, 5.000% due 2/1/41	1,717,585
1,000,000	NR	New York Liberty Development Corp., Revenue Bonds, 5.000% due 11/15/44(c)	1,000,805
		New York State Dormitory Authority, Revenue Bonds:
1,000,000	B	4.000% due 7/1/45	826,333
655,000	AA	AG-Insured, 5.000% due 10/1/38(g)	719,339
600,000	Aa1(a)	Series A, 5.000% due 3/15/46	639,583
3,000,000	Aa1(a)	Series A, 5.250% due 3/15/38	3,132,257
1,000,000	AA	Series K, AG-Insured, 3.000% due 10/1/31	987,534
1,000,000	AAA	New York State Environmental Facilities Corp., Revenue Bonds, Series C, 5.250% due 6/15/43	1,138,028
		New York State Housing Finance Agency, Revenue Bonds, SONYMA-Insured:
925,000	Aa2(a)	Series B2, 3.600% due 11/1/64(d)	929,374
1,000,000	Aa2(a)	Series D2, 3.375% due 5/1/65(d)	1,002,110
		New York Transportation Development Corp., Revenue Bonds:
2,000,000	Baa1(a)	5.000% due 12/1/36(b)	2,124,906
2,500,000	Baa1(a)	5.000% due 12/1/37(b)	2,644,268
1,500,000	BBB-	5.625% due 4/1/40(b)	1,592,921
1,500,000	BBB-	6.000% due 4/1/35(b)	1,654,583
1,585,000	Baa3(a)	6.000% due 6/30/50(b)	1,695,054
1,500,000	B-	Niagara Area Development Corp., Revenue Bonds, Series A, 4.750% due 11/1/42(b)(c)	1,356,040
		Port Authority of New York & New Jersey, Revenue Bonds:
4,000,000	AA-	Series 249, 5.000% due 10/15/29(b)	4,263,930
2,250,000	AA-	Series 249, 5.000% due 10/15/31(b)	2,463,647
215,000	Aa1(a)	State of New York Mortgage Agency Homeowner Mortgage Revenue, Revenue Bonds, SONYMA-Insured, 3.950% due 4/1/36(b)	212,916
1,500,000	NR	TSASC Inc./NY, Revenue Bonds, 5.000% due 6/1/48	1,433,892
		Total New York	68,759,368
North Carolina - 0.8%
615,000	Aa3(a)	City of Charlotte NC Airport Revenue, Revenue Bonds, Series B, 5.000% due 7/1/34(b)	682,340

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Municipal Fixed Income Fund (continued)
Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
North Carolina - (continued)
$1,200,000	AAA	City of Durham NC Water & Sewer Utility System Revenue, Revenue Bonds, 5.000% due 8/1/36	$1,399,572
		County of Wake NC, Revenue Bonds:
1,210,000	AA+	Series A, 5.000% due 5/1/28	1,265,590
1,470,000	AA+	Series A, 5.000% due 5/1/41	1,645,863
105,000	Aa3(a)	Raleigh Durham Airport Authority, Revenue Bonds, Series A, 5.000% due 5/1/29(b)	110,970
		Total North Carolina	5,104,335
Ohio - 3.6%
3,945,000	NR	Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Series B2, 5.000% due 6/1/55	3,149,125
1,000,000	BBB-	Cleveland-Cuyahoga County Port Authority, Revenue Bonds, 5.500% due 12/1/43	1,019,855
5,000	NR	Columbus City School District, GO, Series Prerefunded 6/1/26 @ 100, 5.000% due 12/1/32(f)	5,000
1,000,000	Aa2(a)	County of Franklin OH, Revenue Bonds, Series A, 5.250% due 11/1/55	1,042,693
140,000	BB+	County of Muskingum OH, Revenue Bonds, 5.000% due 2/15/44	139,996
1,000,000	NR	County of Washington OH, Revenue Bonds, 6.625% due 12/1/42	1,065,199
		Jefferson County Port Authority/OH, Revenue Bonds:
1,000,000	Ba1(a)	3.500% due 12/1/51(b)(c)	818,130
1,000,000	Ba1(a)	5.000% due 12/1/53(b)(c)(d)	1,020,486
1,250,000	CCC+	Ohio Air Quality Development Authority, Revenue Bonds, 5.000% due 7/1/49(b)(c)	1,146,058
		State of Ohio, GO:
4,335,000	AAA	Series A, 5.000% due 3/1/30	4,708,301
5,000,000	AAA	Series A, 5.000% due 9/15/33	5,695,369
1,500,000	AAA	Series A, 5.000% due 3/1/43	1,665,889
1,000,000	A	State of Ohio, Revenue Bonds, Series A, 5.000% due 1/15/29	1,048,714
		Total Ohio	22,524,815
Oklahoma - 1.9%
		Creek County Educational Facilities Authority, Revenue Bonds, BAM-Insured:
850,000	AA	5.000% due 9/1/38	933,963
800,000	AA	5.000% due 9/1/39	873,568
1,150,000	AA	5.000% due 9/1/40	1,241,937
1,000,000	Aa3(a)	Oklahoma County Independent School District No 52 Midwest City-Del City, GO, 4.000% due 7/1/28	1,026,513
2,500,000	AA	Oklahoma County Independent School District No 89 Oklahoma City, GO, Series A, 1.250% due 7/1/26	2,496,665
		Oklahoma Development Finance Authority, Revenue Bonds:
2,000,000	BB+	Series B, 5.500% due 8/15/52	2,006,486
1,170,000	BB+	Series B, 5.500% due 8/15/57	1,172,090
2,155,000	AAA	Oklahoma Water Resources Board, Revenue Bonds, 5.000% due 4/1/38	2,432,914
		Total Oklahoma	12,184,136
Oregon - 0.4%
750,000	AA	City of Tigard OR Water Revenue, Revenue Bonds, BAM-Insured, 5.000% due 8/1/43	822,633
		Port of Portland OR Airport Revenue, Revenue Bonds:
300,000	AA-	5.000% due 7/1/28(b)	312,962
165,000	AA-	5.000% due 7/1/29	172,254
205,000	AA-	Series 24B, 5.000% due 7/1/32(b)	207,130
1,275,000	Aa2(a)	State of Oregon Housing & Community Services Department, Revenue Bonds, Series D, 3.800% due 7/1/34	1,276,226
		Total Oregon	2,791,205
Pennsylvania - 4.3%
		City of Philadelphia PA, GO:
3,000,000	A+	Series C, 5.000% due 8/1/30	3,266,925
6,795,000	A+	Series C, 5.000% due 8/1/32	7,588,232

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Municipal Fixed Income Fund (continued)
Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
Pennsylvania - (continued)
$500,000	AA-	City of Pittsburgh PA, GO, 5.000% due 9/1/40	$539,057
1,010,000	A	Commonwealth Financing Authority, Revenue Bonds, Series A, 5.000% due 6/1/28	1,053,411
		Commonwealth of Pennsylvania, GO:
2,705,000	A+	Series First, 5.000% due 4/1/33	3,048,386
1,000,000	A+	Series Second, 4.000% due 9/15/34	1,000,002
810,000	A+	Series Second, 5.000% due 9/15/29	815,351
2,000,000	AAA	County of Chester PA, GO, Series A, 5.000% due 7/15/29	2,146,447
750,000	AA-	Dallastown Area School District, GO, 5.000% due 3/15/44	800,354
1,500,000	A+	Delaware Valley Regional Finance Authority, Revenue Bonds, Series A, 4.000% due 12/1/37	1,542,755
400,000	AA	Keystone Oaks School District, GO, BAM-Insured, 5.000% due 9/1/46	424,200
1,000,000	Baa2(a)	Pennsylvania Economic Development Financing Authority, Revenue Bonds, 5.500% due 6/30/37(b)	1,089,449
1,000,000	AA	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Series C, 4.000% due 8/15/41	983,209
450,000	BBB-(e)	Philadelphia Authority for Industrial Development, Revenue Bonds, Series A, 5.750% due 6/1/50	463,802
1,500,000	Aa2(a)	West Shore School District/PA, GO, 5.000% due 11/15/43	1,513,530
500,000	AA	Woodland Hills School District, GO, AG-Insured, 4.000% due 9/1/41(g)	494,874
		Total Pennsylvania	26,769,984
Puerto Rico - 1.0%
		Commonwealth of Puerto Rico, GO:
1,000,000	NR	Series A1, 4.000% due 7/1/41	951,609
1,000,000	NR	Series A1, 4.000% due 7/1/46	885,441
		Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds:
1,000,000	NR	Series A, 5.000% due 7/1/47(c)	1,002,894
1,000,000	NR	Series B, 4.000% due 7/1/47(c)	913,250
		Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Revenue Bonds:
1,500,000	NR	Series A1, 4.750% due 7/1/53	1,442,341
1,000,000	NR	Series A1, 5.000% due 7/1/58	986,229
		Total Puerto Rico	6,181,764
Rhode Island - 0.7%
		Providence Public Building Authority, Revenue Bonds, AG-Insured:
400,000	AA	Series A, 5.250% due 9/15/41	435,334
410,000	AA	Series A, 5.250% due 9/15/43	441,466
		Rhode Island Health & Educational Building Corp., Revenue Bonds:
1,000,000	AA-	Series A, 5.000% due 5/15/42	1,066,375
1,000,000	AA-	Series H, 5.000% due 5/15/36	1,139,232
		Rhode Island Student Loan Authority, Revenue Bonds:
50,000	AA	Series A, 3.500% due 12/1/34(b)	49,979
1,125,000	AA	Series A, 5.000% due 12/1/26(b)	1,135,213
		Total Rhode Island	4,267,599
South Carolina - 1.3%
1,000,000	A1(a)	Patriots Energy Group Financing Agency, Revenue Bonds, Series A1, 5.250% due 10/1/54(d)	1,070,981
		South Carolina Jobs-Economic Development Authority, Revenue Bonds:
1,000,000	NR	7.500% due 11/15/53	1,079,194
1,000,000	NR	7.750% due 11/15/58	1,086,258
1,600,000	A+	Series A, 5.250% due 11/1/41	1,760,212
2,500,000	NR	Series A1, 6.750% due 10/15/60(c)	2,567,011

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Municipal Fixed Income Fund (continued)
Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
South Carolina - (continued)
		South Carolina Public Service Authority, Revenue Bonds:
$185,000	A-	Series B, 5.000% due 12/1/35	$186,573
275,000	A-	Series B, 5.000% due 12/1/36	277,215
		Total South Carolina	8,027,444
Tennessee - 0.5%
1,000,000	A	Chattanooga Health Educational & Housing Facility Board, Revenue Bonds, 5.000% due 12/1/34	1,122,079
1,000,000	AA+	County of Shelby TN, GO, Series A, 4.000% due 4/1/37	1,011,717
1,125,000	A1(a)	Metropolitan Nashville Airport Authority, Revenue Bonds, Series B, 5.250% due 7/1/33(b)	1,242,614
		Total Tennessee	3,376,410
Texas - 10.9%
1,765,000	AAA	Academy Independent School District, GO, PSF-GTD-Insured, 5.000% due 8/15/43	1,878,343
		Aldine Independent School District, GO, PSF-GTD-Insured:
750,000	AAA	5.000% due 2/15/46(g)	810,129
1,500,000	AAA	Series B, 5.000% due 2/15/33	1,687,076
1,000,000	Aaa(a)	Argyle Independent School District, GO, PSF-GTD-Insured, Series B1, 4.000% due 8/15/57(d)	1,012,849
1,000,000	AAA	Arlington Higher Education Finance Corp., Revenue Bonds, PSF-GTD-Insured, 5.000% due 8/15/48	1,034,637
1,500,000	Aaa(a)	Brazosport Independent School District, GO, PSF-GTD-Insured, 4.000% due 2/15/33	1,507,954
1,000,000	Aaa(a)	Burleson Independent School District, GO, PSF-GTD-Insured, 5.000% due 8/1/28	1,051,111
		Central Texas Regional Mobility Authority, Revenue Bonds:
600,000	A+	Series B, 4.000% due 1/1/41	600,410
375,000	A+	Series B, 5.000% due 1/1/29	395,996
1,800,000	A+	Series E, 5.000% due 1/1/38	1,892,634
405,000	AA	City of Bryan TX Electric System Revenue, Revenue Bonds, BAM-Insured, 5.000% due 7/1/41	428,635
1,000,000	AA	City of Greenville TX Waterworks & Sewer System Revenue, Revenue Bonds, BAM-Insured, 5.000% due 2/15/38	1,103,351
		City of Houston TX Airport System Revenue, Revenue Bonds:
360,000	A1(a)	Series B, 5.000% due 7/1/29	376,991
2,330,000	A1(a)	Series D, 5.000% due 7/1/26	2,333,515
		City of Houston TX Combined Utility System Revenue, Revenue Bonds:
1,000,000	Aa2(a)	Series A, 5.000% due 11/15/41	1,094,312
3,000,000	Aa2(a)	Series B, 4.000% due 11/15/31	3,008,533
500,000	A+	City of San Antonio TX Electric & Gas Systems Revenue, Revenue Bonds, 4.000% due 2/1/43	495,242
2,000,000	AAA	Community Independent School District/TX, GO, PSF-GTD-Insured, 5.000% due 2/15/41	2,166,644
700,000	NR	County of Denton TX, Special Assessment, 6.125% due 12/31/55(c)	723,614
1,695,000	AA-	Dallas Fort Worth International Airport, Revenue Bonds, Series C, 5.000% due 11/1/29(b)	1,803,350
1,000,000	Aaa(a)	Eagle Mountain & Saginaw Independent School District, GO, PSF-GTD-Insured, 5.000% due 8/15/30	1,093,799
		Georgetown Independent School District, GO, PSF-GTD-Insured:
1,000,000	AAA	3.750% due 8/15/41	987,202
1,000,000	AAA	3.875% due 8/15/44	963,660
		Grand Parkway Transportation Corp., Revenue Bonds:
150,000	AA+	Series A, 5.000% due 10/1/31	155,891
125,000	AA+	Series A, 5.000% due 10/1/32	129,740
190,000	AA+	Series A, 5.000% due 10/1/33	196,938
145,000	AA+	Series A, 5.000% due 10/1/34	150,086
1,500,000	AA-	Harris County Cultural Education Facilities Finance Corp., Revenue Bonds, 5.000% due 7/1/39	1,502,367
325,000	AA+	Houston Independent School District, GO, Series A, 5.000% due 7/15/45(d)	338,665
800,000	AAA	Hutto Independent School District, GO, PSF-GTD-Insured, 5.000% due 8/1/35	919,596

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Municipal Fixed Income Fund (continued)
Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
Texas - (continued)
$5,050,000	AAA	Lamar Consolidated Independent School District, GO, PSF-GTD-Insured, 5.000% due 2/15/34	$5,124,111
1,180,000	AAA	Lovejoy Independent School District, GO, PSF-GTD-Insured, 5.000% due 2/15/34	1,341,686
1,200,000	NR	New Hope Cultural Education Facilities Finance Corp., Revenue Bonds, Series A, 6.500% due 7/1/56(c)	1,233,484
1,000,000	Aaa(a)	North East Independent School District/TX, GO, PSF-GTD-Insured, Series A, 4.000% due 8/1/41	1,007,480
1,000,000	A+	North Texas Tollway Authority, Revenue Bonds, 4.000% due 1/1/38	1,003,696
2,000,000	Aaa(a)	Northside Independent School District, GO, PSF-GTD-Insured, 3.450% due 8/15/37	1,910,122
1,000,000	AAA	Pecos Barstow Toyah Independent School District, GO, PSF-GTD-Insured, 5.000% due 2/15/38	1,000,687
		Permanent University Fund - University of Texas System, Revenue Bonds:
4,335,000	AAA	Series A, 5.000% due 7/1/39	5,071,908
3,025,000	AAA	Series B, 5.000% due 7/1/36	3,511,043
		Port of Beaumont Navigation District, Revenue Bonds:
1,750,000	NR	3.000% due 1/1/50(b)(c)	1,104,683
1,000,000	NR	Series A, 5.250% due 1/1/54(b)(c)	910,872
		State of Texas, GO:
150,000	AAA	5.000% due 8/1/26(b)	150,242
500,000	AAA	5.000% due 8/1/35(b)	564,196
1,375,000	Aaa(a)	5.000% due 10/1/43	1,519,545
200,000	AAA	5.500% due 8/1/26(b)	200,860
1,000,000	A2(a)	Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Series A, 5.000% due 7/1/32	1,084,746
		Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA & FNMA-Insured:
377,810	Aa1(a)	2.950% due 7/1/36	340,979
175,000	AA+	Series A, 4.000% due 3/1/50	176,433
2,640,000	A1(a)	Texas Municipal Gas Acquisition & Supply Corp. V, Revenue Bonds, 5.000% due 1/1/33	2,804,361
600,000	AA+	Texas Public Finance Authority, Revenue Bonds, 5.000% due 2/1/28	623,756
		Texas Water Development Board, Revenue Bonds:
2,000,000	AAA	4.650% due 10/15/40	2,111,029
2,000,000	AAA	5.000% due 4/15/34	2,287,596
190,000	AAA	Series A, 5.000% due 4/15/29	196,316
1,500,000	AAA	Tomball Independent School District, GO, PSF-GTD-Insured, 4.000% due 2/15/50	1,404,192
		Total Texas	68,527,293
Utah - 1.6%
1,000,000	NR	Black Desert Public Infrastructure District, Special Assessment, 5.625% due 12/1/53(c)	1,019,256
1,000,000	NR	Black Ridge Infrastructure Financing District, Special Assessment, 6.250% due 12/1/54	1,009,619
		City of Salt Lake City UT Airport Revenue, Revenue Bonds:
115,000	A+	Series A, 5.000% due 7/1/28(b)	117,483
155,000	A+	Series A, 5.000% due 7/1/30(b)	160,825
625,000	A+	Series A, 5.250% due 7/1/36(b)	693,559
1,250,000	AA	City of Vineyard UT Water & Sewer Revenue, Revenue Bonds, BAM-Insured, 5.000% due 5/1/43	1,327,050
1,400,000	A2(a)	Duchesne County School District, Revenue Bonds, 5.000% due 6/1/37	1,452,574
500,000	NR	Grapevine Wash Local District, Special Assessment, Series A2, 5.250% due 12/1/44(c)	500,824
1,165,000	NR	Mida Mountain Village Public Infrastructure District, Special Assessment, 4.000% due 8/1/50(c)	994,260
500,000	NR	Mida Mountain Village Public Infrastructure District, Special Tax, Series 2, 6.000% due 6/15/54(c)	515,366
230,000	NR	Utah City West Public Infrastructure District No 1, Special Assessment, 5.875% due 12/1/55(c)	234,302

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Municipal Fixed Income Fund (continued)
Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
Utah - (continued)
$1,000,000	NR	Verk Industrial Regional Public Infrastructure District, Special Tax, 6.625% due 9/1/47(c)	$1,063,961
700,000	NR	Wolf Creek Infrastructure Financing District No 1, Special Assessment, 5.750% due 12/1/44	726,976
		Total Utah	9,816,055
Vermont - 0.2%
		Vermont Student Assistance Corp., Revenue Bonds:
750,000	A	Series A, 5.000% due 6/15/29(b)	770,604
675,000	A	Series A, 5.000% due 6/15/30(b)	702,883
		Total Vermont	1,473,487
Virginia - 1.2%
1,000,000	AA	Hampton Roads Transportation Accountability Commission, Revenue Bonds, Series A, Prerefunded 1/1/28 @ 100, 5.000% due 7/1/35(f)	1,037,923
2,500,000	A3(a)	Lynchburg Economic Development Authority, Revenue Bonds, 5.500% due 1/1/51	2,672,834
1,700,000	NR	Peninsula Town Center Community Development Authority, Special Assessment, 4.500% due 9/1/45(c)	1,629,161
1,000,000	B-	Tobacco Settlement Financing Corp./VA, Revenue Bonds, Series B1, 5.000% due 6/1/47	839,085
		Virginia College Building Authority, Revenue Bonds:
265,000	AA+	Series E, 5.000% due 2/1/30	275,231
305,000	AA+	Series E, 5.000% due 2/1/31	316,289
300,000	AAA	Virginia Housing Development Authority, Revenue Bonds, Series F3, 3.600% due 1/1/33	299,725
500,000	AAA	Virginia Resources Authority, Revenue Bonds, Series C, 5.000% due 11/1/29	539,605
		Total Virginia	7,609,853
Washington - 3.2%
870,000	AAA	City of Bellevue WA, GO, 5.000% due 12/1/45	949,142
		Energy Northwest, Revenue Bonds:
1,000,000	AA-	5.000% due 7/1/36	1,160,018
2,340,000	AA-	5.000% due 7/1/43	2,587,452
1,000,000	BB+	Grays Harbor County Public Hospital District No 1, Revenue Bonds, 6.875% due 12/1/53	1,088,628
		Port of Seattle WA, Revenue Bonds:
1,245,000	AA-	Series A, 5.000% due 5/1/36(b)	1,260,794
1,000,000	AA	Series B, 5.000% due 10/1/26(b)	1,000,855
980,000	AA	Series B, 5.000% due 10/1/27(b)	980,810
135,000	AA	Series B, 5.000% due 10/1/29(b)	135,540
575,000	Baa3(a)	Skagit County Public Hospital District No 1, Revenue Bonds, 5.500% due 12/1/54	584,478
		State of Washington, GO:
430,000	AA+	Series A, 5.000% due 8/1/32	440,959
2,000,000	AA+	Series A3, 5.000% due 8/1/45	2,114,511
355,000	AA+	Series R2018C, 5.000% due 8/1/30	364,667
640,000	AA+	Series R2018D, 5.000% due 8/1/33	655,716
1,375,000	AA+	Series R2024C, 5.000% due 8/1/37	1,548,347
1,800,000	AA+	Series R2025B, 5.000% due 7/1/29	1,928,650
1,000,000	BBB-	Washington State Convention Center Public Facilities District, Revenue Bonds, Series B, 3.000% due 7/1/48	734,762
		Washington State Housing Finance Commission, Revenue Bonds:
1,000,000	BBB-	5.500% due 7/1/59	1,002,987
500,000	BBB	6.250% due 7/1/59(c)	530,176
1,000,000	AA	Series A, BAM-Insured, 5.250% due 7/1/55(c)	1,019,162
		Total Washington	20,087,654
Wisconsin - 1.8%
680,000	Aa2(a)	City of Appleton WI Storm Water System Revenue, Revenue Bonds, 5.000% due 4/1/33	758,830
455,000	AA	City of Glendale WI, GO, AG-Insured, 5.000% due 4/1/35	506,045
1,000,000	AA	Oshkosh Area School District/WI, GO, BAM-Insured, 4.750% due 3/1/44	1,028,513

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Municipal Fixed Income Fund (continued)
Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
Wisconsin - (continued)
		Public Finance Authority, Revenue Bonds:
$900,000	NR	zero coupon, due 12/15/39#(c)	$378,936
1,000,000	NR	4.250% due 7/1/54(b)	833,330
2,000,000	A+	5.000% due 12/31/35	2,208,922
500,000	A-(e)	5.000% due 12/1/39	525,991
1,500,000	Baa3(a)	5.750% due 12/31/65(b)	1,554,282
500,000	NR	Series A, 5.000% due 6/1/36(c)	500,042
1,000,000	BBB-	Series A, 5.750% due 7/1/53(c)	974,331
250,000	NR	Series A, 6.250% due 9/1/46(b)(c)	258,140
1,000,000	NR	Public Finance Authority, Special Tax, Series A, 5.000% due 6/1/41(c)	1,020,799
1,000,000	AA	Wisconsin Health & Educational Facilities Authority, Revenue Bonds, 4.000% due 4/1/39	978,603
		Total Wisconsin	11,526,764
		TOTAL MUNICIPAL BONDS
		(Cost - $574,145,101)	577,273,940
Shares/Units
EXCHANGE TRADED FUND (ETF) - 2.7%
337,521		Vanguard Tax-Exempt Bond Index(h)
		(Cost - $16,911,712)	16,997,558
WARRANT - 0.0%
DIVERSIFIED - 0.0%
SPACs - 0.0%
7,808		BL Train Holdings West LLC*(i)(j)
		(Cost - $0)	23,892
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
		(Cost - $591,056,813)	594,295,390
Face Amount
SHORT-TERM INVESTMENTS - 5.6%
MUNICIPAL BONDS - 0.8%
$1,500,000		Jersey City Municipal Utilities Authority, Revenue Notes, Series A, 4.000% due 4/30/27	1,518,649
1,500,000		Monmouth County Improvement Authority, Revenue Notes, 4.000% due 3/12/27	1,516,959
2,000,000		PMA Levy & Aid Anticipation Notes Program, Revenue Notes, Series A, 5.000% due 9/24/26	2,012,102
		TOTAL MUNICIPAL BONDS
		(Cost - $5,054,403)	5,047,710
TIME DEPOSITS - 4.8%
88,967		Citibank - New York, 2.970% due 6/1/26	88,967
12,361,928		JPMorgan Chase & Co. - New York, 2.970% due 6/1/26	12,361,928
178,450		Skandinaviska Enskilda Banken AB - Stockholm, 2.970% due 6/1/26	178,450
17,493,309		Sumitomo Mitsui Banking Corp. - Tokyo, 2.970% due 6/1/26	17,493,309
		TOTAL TIME DEPOSITS
		(Cost - $30,122,654)	30,122,654
		TOTAL SHORT-TERM INVESTMENTS
		(Cost - $35,177,057)	35,170,364

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Municipal Fixed Income Fund (continued)
Shares/Units	Security	Value
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.1%
MONEY MARKET FUND - 0.1%
417,150	Federated Government Obligations Fund, Premier Class, 3.548%(k)
	(Cost - $417,150)	$417,150
	TOTAL INVESTMENTS - 100.2%
	(Cost - $626,651,020)	629,882,904
	Liabilities in Excess of Other Assets - (0.2)%	(1,550,912)
	TOTAL NET ASSETS - 100.0%	$628,331,992

††	All ratings are by Standard & Poor's Rating Service, unless otherwise noted.
#	Security issued with zero coupon. Income is recognized through accretion of discount.
*	Non-income producing security.
(a)	Rating by Moody's Investors Service. All ratings are unaudited.
(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).
(c)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2026, amounts to $48,694,189 and represents 7.75% of net assets.
(d)	Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2026.
(e)	Rating by Fitch Ratings Service. All ratings are unaudited.
(f)	Pre-refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if the issuer has not applied for new ratings.
(g)	When-Issued or delayed delivery security.
(h)	All or a portion of this security is on loan.
(i)	Illiquid security. The aggregate value of illiquid holdings at May 31, 2026, amounts to $23,892 and represents 0.00% of net assets.
(j)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.
(k)	Represents investment of collateral received from securities lending transactions.

Abbreviations used in this schedule:
AG	—	Assured Guaranty Corporation
BAM	—	Build America Mutual Assurance Company
COP	—	Certificate of Participation
GO	—	General Obligation
LLC	—	Limited Liability Company
MTA	—	Metropolitan Transportation Authority
PSF-GTD	—	Permanent School Fund Guaranteed
SONYMA	—	State of New York Mortgage Agency

Schedules of Investments

May 31, 2026 (unaudited)

Destinations Municipal Fixed Income Fund (concluded)

Summary of Investments by Security Industry^
General Obligation	36.4%
Education	15.3
Water and Sewer	7.3
Health Care Providers & Services	6.8
Airport	6.6
Development	5.4
Transportation	4.3
Power	2.2
Multifamily Housing	1.9
Nursing Homes	1.3
Tobacco Settlement	1.0
Bond Bank	0.8
Single Family Housing	0.8
Housing	0.6
Student Loan	0.4
Facilities	0.2
Mello-Roos	0.2
Utilities	0.1
Warrant	0.0 *
Exchange Traded Fund (ETF)	2.7
Short-Term Investments	5.6
Money Market Fund	0.1
100.0%

^	As a percentage of total investments.
*	Position represents less than 0.05%.

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Shelter Fund
Shares/Units	Security	Value
COMMON STOCKS - 100.7%
BASIC MATERIALS - 1.7%
Chemicals - 1.2%
7,209	Dow Inc.	$243,304
1,139	Linde PLC	566,869
2,677	LyondellBasell Industries NV, Class A Shares	178,422
1,318	RPM International Inc.	139,668
	Total Chemicals	1,128,263
Iron/Steel - 0.1%
3,110	Vale SA, Class B Shares, ADR	50,538
Mining - 0.4%
1,461	Barrick Mining Corp.	62,165
3,660	Freeport-McMoRan Inc.	240,499
424	Southern Copper Corp.	81,111
	Total Mining	383,775
	TOTAL BASIC MATERIALS	1,562,576
COMMUNICATIONS - 18.4%
Internet - 16.5%
665	Alphabet Inc., Class A Shares(a)	252,926
17,104	Alphabet Inc., Class C Shares(a)	6,438,459
15,971	Amazon.com Inc.*(a)	4,322,391
230	AppLovin Corp., Class A Shares*	141,011
1,651	Booking Holdings Inc.	276,427
11	MercadoLibre Inc.*	18,652
3,901	Meta Platforms Inc., Class A Shares(a)	2,467,422
9,400	Netflix Inc.*(a)	808,588
728	Palo Alto Networks Inc.*	205,070
653	Roku Inc., Class A Shares*	85,008
586	Shopify Inc., Class A Shares*	69,564
2,513	Uber Technologies Inc.*	176,915
	Total Internet	15,262,433
Media - 0.4%
4,287	Comcast Corp., Class A Shares	106,618
253	New York Times Co., Class A Shares	19,028
2,285	Walt Disney Co.(a)	232,681
	Total Media	358,327
Telecommunications - 1.5%
805	Arista Networks Inc.*	128,373
7,852	Cisco Systems Inc.(a)	945,538
13,618	Telefonaktiebolaget LM Ericsson, ADR	177,851
7,403	Vodafone Group PLC, ADR	110,749
	Total Telecommunications	1,362,511
	TOTAL COMMUNICATIONS	16,983,271
CONSUMER CYCLICAL - 7.2%
Airlines - 0.4%
4,554	Delta Air Lines Inc.	375,614
Auto Manufacturers - 2.1%
4,552	Tesla Inc.*(a)	1,983,716
Auto Parts & Equipment - 0.2%
630	Autoliv Inc.	80,085
1,368	Magna International Inc.	88,592
	Total Auto Parts & Equipment	168,677

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Shelter Fund (continued)
Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER CYCLICAL - (continued)
Distribution/Wholesale - 0.4%
307	WW Grainger Inc.	$378,912
Food Service - 0.1%
1,163	Aramark	62,081
Home Builders - 0.4%
2,377	Toll Brothers Inc.	329,309
Lodging - 0.1%
1,245	Las Vegas Sands Corp.	62,960
Retail - 3.5%
80	Burlington Stores Inc.*	25,906
874	Costco Wholesale Corp.	835,824
192	Dick's Sporting Goods Inc.	43,693
937	McDonald's Corp.	261,610
831	Restaurant Brands International Inc.	62,076
3,477	TJX Cos., Inc.	538,066
11,892	Walmart Inc.(a)	1,376,499
482	Williams-Sonoma Inc.	98,121
	Total Retail	3,241,795
	TOTAL CONSUMER CYCLICAL	6,603,064
CONSUMER NON-CYCLICAL - 10.0%
Agriculture - 1.1%
2,467	British American Tobacco PLC, ADR	152,436
4,598	Philip Morris International Inc.	815,593
	Total Agriculture	968,029
Beverages - 0.6%
5,815	Keurig Dr Pepper Inc.	174,625
1,146	Molson Coors Beverage Co., Class B Shares	45,301
3,491	Monster Beverage Corp.*	307,487
	Total Beverages	527,413
Biotechnology - 0.8%
185	Alnylam Pharmaceuticals Inc.*	55,866
1,301	Amgen Inc.	438,164
203	Biogen Inc.*	39,788
415	Illumina Inc.*	67,629
30	Regeneron Pharmaceuticals Inc.	18,443
182	United Therapeutics Corp.*	101,341
	Total Biotechnology	721,231
Commercial Services - 0.0%
509	Booz Allen Hamilton Holding Corp., Class A Shares	40,303
Cosmetics/Personal Care - 0.2%
769	Estee Lauder Cos., Inc., Class A Shares	68,402
6,156	Kenvue Inc.	106,376
	Total Cosmetics/Personal Care	174,778
Food - 0.1%
737	US Foods Holding Corp.*	60,323
Healthcare-Products - 1.3%
4,275	Baxter International Inc.	80,285
1,362	GE HealthCare Technologies Inc.	84,907
849	Intuitive Surgical Inc.*	360,519
3,244	Revvity Inc.	339,160
512	Thermo Fisher Scientific Inc.	252,165

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Shelter Fund (continued)
Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER NON-CYCLICAL - (continued)
Healthcare-Products - (continued)
201	Waters Corp.*	$77,098
	Total Healthcare-Products	1,194,134
Healthcare-Services - 1.4%
3,644	Centene Corp.*	217,182
1,135	Cigna Group	314,849
543	Elevance Health Inc.	213,502
1,544	UnitedHealth Group Inc.	587,199
	Total Healthcare-Services	1,332,732
Household Products/Wares - 0.3%
3,036	Kimberly-Clark Corp.	296,314
Pharmaceuticals - 4.2%
2,936	AbbVie Inc.	639,226
239	AstraZeneca PLC	44,375
1,261	Eli Lilly & Co.	1,393,405
238	Jazz Pharmaceuticals PLC*	56,285
3,878	Johnson & Johnson(a)	873,830
4,803	Merck & Co., Inc.	570,212
183	Novartis AG, ADR	27,481
6,954	Pfizer Inc.	182,056
2,538	Teva Pharmaceutical Industries Ltd., ADR*	89,642
	Total Pharmaceuticals	3,876,512
	TOTAL CONSUMER NON-CYCLICAL	9,191,769
ENERGY - 3.4%
Oil & Gas - 3.1%
3,338	Canadian Natural Resources Ltd.	151,445
1,579	Cenovus Energy Inc.	43,533
2,580	Chevron Corp.	470,747
10,298	Exxon Mobil Corp.(a)	1,495,887
982	HF Sinclair Corp.	68,632
3,501	Occidental Petroleum Corp.	198,262
561	Ovintiv Inc.	31,438
1,469	Phillips 66	258,368
629	Range Resources Corp.	24,499
2,166	Suncor Energy Inc.	135,072
	Total Oil & Gas	2,877,883
Pipelines - 0.3%
217	Enbridge Inc.	11,879
1,082	Targa Resources Corp.	275,986
257	TC Energy Corp.	17,121
	Total Pipelines	304,986
	TOTAL ENERGY	3,182,869
FINANCIAL - 14.1%
Banks - 4.7%
2,682	Banco Bradesco SA, ADR	9,360
7,616	Bank of America Corp.(a)	392,986
60	Bank of Montreal	9,721
1,227	East West Bancorp Inc.	150,357
2,100	First Horizon Corp.	50,883
1,042	Goldman Sachs Group Inc.	1,068,634
554	ICICI Bank Ltd., ADR	14,531
4,939	Itau Unibanco Holding SA, ADR	38,919

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Shelter Fund (continued)
Shares/Units	Security	Value
COMMON STOCKS - (continued)
FINANCIAL - (continued)
Banks - (continued)
6,735	JPMorgan Chase & Co.(a)	$2,015,853
7,560	Wells Fargo & Co.	586,202
	Total Banks	4,337,446
Diversified Financial Services - 4.5%
1,996	American Express Co.	631,674
940	Ameriprise Financial Inc.	418,967
470	Brookfield Asset Management Ltd., Class A Shares	22,842
684	Evercore Inc., Class A Shares	233,148
1,437	Jefferies Financial Group Inc.	75,759
2,305	Mastercard Inc., Class A Shares(a)	1,138,624
2,501	Nasdaq Inc.	231,392
4,380	Visa Inc., Class A Shares(a)	1,429,457
249	Voya Financial Inc.	20,224
	Total Diversified Financial Services	4,202,087
Equity Real Estate Investment Trusts (REITs) - 1.4%
1,118	American Tower Corp.	209,021
2,670	Crown Castle Inc.	244,305
8,447	Realty Income Corp.	517,632
7,200	VICI Properties Inc., Class A Shares	203,184
1,569	WP Carey Inc.	116,765
	Total Equity Real Estate Investment Trusts (REITs)	1,290,907
Insurance - 3.0%
3,161	Aflac Inc.	355,360
569	Aon PLC, Class A Shares	179,838
1,059	Arthur J Gallagher & Co.	212,976
2,829	Berkshire Hathaway Inc., Class B Shares*	1,342,304
1,093	Fidelity National Financial Inc.	51,754
3,965	Manulife Financial Corp.	151,423
86	Markel Group Inc.*	156,141
187	RenaissanceRe Holdings Ltd.	52,425
1,618	Unum Group	134,666
2,545	WR Berkley Corp.	161,709
	Total Insurance	2,798,596
Private Equity - 0.3%
6,280	Brookfield Corp.	286,305
Real Estate - 0.2%
508	Jones Lang LaSalle Inc.*	143,414
	TOTAL FINANCIAL	13,058,755
INDUSTRIAL - 8.3%
Aerospace/Defense - 2.0%
1,185	Boeing Co.*	273,913
1,276	General Dynamics Corp.	442,542
2,659	General Electric Co.	860,878
842	HEICO Corp.	293,167
	Total Aerospace/Defense	1,870,500
Building Materials - 0.3%
330	Carlisle Cos., Inc.	113,787
315	Lennox International Inc.	158,180
249	Louisiana-Pacific Corp.	19,019
	Total Building Materials	290,986

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Shelter Fund (continued)
Shares/Units	Security	Value
COMMON STOCKS - (continued)
INDUSTRIAL - (continued)
Electrical Components & Equipment - 0.5%
359	Acuity Inc.	$109,535
1,651	AMETEK Inc.	372,878
	Total Electrical Components & Equipment	482,413
Electronics - 0.5%
3,344	Amphenol Corp., Class A Shares	497,453
Engineering & Construction - 0.1%
694	AECOM	48,143
Environmental Control - 0.5%
1,466	Republic Services Inc., Class A Shares	293,845
806	Waste Connections Inc.	120,110
	Total Environmental Control	413,955
Hand/Machine Tools - 0.0%
148	Lincoln Electric Holdings Inc.	38,257
Machinery-Construction & Mining - 2.0%
1,045	BWX Technologies Inc.	204,694
1,203	Caterpillar Inc.	1,053,672
587	GE Vernova Inc.	568,404
	Total Machinery-Construction & Mining	1,826,770
Machinery-Diversified - 0.9%
863	Deere & Co.	467,902
1,956	Graco Inc.	147,580
200	Rockwell Automation Inc.	90,212
1,089	Xylem Inc.	119,289
	Total Machinery-Diversified	824,983
Miscellaneous Manufacturers - 0.5%
2,170	3M Co.	332,292
1,487	Textron Inc.	136,447
	Total Miscellaneous Manufacturers	468,739
Packaging & Containers - 0.3%
340	Crown Holdings Inc.	32,327
906	Packaging Corp. of America	198,333
	Total Packaging & Containers	230,660
Transportation - 0.7%
1,263	Canadian National Railway Co.	149,729
294	Canadian Pacific Kansas City Ltd.	26,260
1,275	Old Dominion Freight Line Inc.	287,066
911	United Parcel Service Inc., Class B Shares	97,195
441	XPO Inc.*	94,484
	Total Transportation	654,734
	TOTAL INDUSTRIAL	7,647,593
TECHNOLOGY - 35.2%
Computers - 9.0%
22,655	Apple Inc(a).	7,069,719
484	Check Point Software Technologies Ltd.*	65,364
614	Dell Technologies Inc., Class C Shares	258,439
1,944	International Business Machines Corp.	578,923
198	Sandisk Corp.*	335,606
	Total Computers	8,308,051
Semiconductors - 18.6%
2,686	Advanced Micro Devices Inc.*	1,386,245
556	Applied Materials Inc.	250,233

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Shelter Fund (continued)
Shares/Units	Security	Value
COMMON STOCKS - (continued)
TECHNOLOGY - (continued)
Semiconductors - (continued)
44	ASML Holding NV, Class NY Registered Shares, ADR	$70,961
8,243	Broadcom Inc.(a)	3,682,725
272	Cirrus Logic Inc.*	46,226
682	Entegris Inc.	94,655
7,458	Intel Corp.*	855,284
2,356	Lam Research Corp.	749,632
604	Marvell Technology Inc.	123,820
1,829	Micron Technology Inc.	1,775,959
37,946	NVIDIA Corp.(a)	8,011,919
781	ON Semiconductor Corp.*	94,204
370	Silicon Laboratories Inc.*	80,512
	Total Semiconductors	17,222,375
Software - 7.6%
11,978	Microsoft Corp.(a)	5,392,975
3,009	Oracle Corp.	679,372
3,775	Palantir Technologies Inc., Class A Shares*	590,939
470	SAP SE, ADR	85,441
765	ServiceNow Inc.*	95,143
223	Synopsys Inc.*	106,063
546	Zoom Communications Inc., Class A Shares*	55,468
	Total Software	7,005,401
	TOTAL TECHNOLOGY	32,535,827
UTILITIES - 2.4%
Electric - 2.4%
4,555	Ameren Corp.	491,803
3,696	American Electric Power Co., Inc.	468,172
3,809	Consolidated Edison Inc.	402,345
11,604	PPL Corp.	410,666
5,435	Xcel Energy Inc.	432,082
	Total Electric	2,205,068
	TOTAL UTILITIES	2,205,068
	TOTAL COMMON STOCKS
	(Cost - $43,423,592)	92,970,792

Number of Contracts	Notional Amounts
PURCHASED OPTIONS - 0.6%
Index Option - 0.6%
41	$31,078,246	S&P 500 Index Options, Put, @ $6,200.00, expires 06/30/2026, Counterparty: MSC	13,940
40	30,320,240	S&P 500 Index Options, Put, @ $6,850.00, expires 07/31/2026, Counterparty: MSC	135,800
40	30,320,240	S&P 500 Index Options, Put, @ $7,200.00, expires 08/31/2026, Counterparty: MSC	399,400
		TOTAL PURCHASED OPTIONS
		(Cost - $1,470,298)	549,140
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
		(Cost - $44,893,890)	93,519,932

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Shelter Fund (concluded)
Face Amount	Security	Value
SHORT-TERM INVESTMENTS - 0.5%
TIME DEPOSITS - 0.5%
$152,010	Citibank - New York, 2.970% due 6/1/26	$152,010
281,542	JPMorgan Chase & Co. - New York, 2.970% due 6/1/26	281,542
	TOTAL TIME DEPOSITS
	(Cost - $433,552)	433,552
	TOTAL INVESTMENTS - 101.8%
	(Cost - $45,327,442)	93,953,484
	Liabilities in Excess of Other Assets - (1.8)%	(1,645,128)
	TOTAL NET ASSETS - 100.0%	$92,308,356

* Non-income producing security.

(a) All or a portion of this security is pledged by the Fund as collateral for short sales or derivative transactions.

Abbreviations used in this schedule:
ADR	—	American Depositary Receipts
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Summary of Investments by Security Sector^
Technology	34.6%
Communications	18.1
Financial	13.9
Consumer Non-cyclical	9.8
Industrial	8.1
Consumer Cyclical	7.0
Energy	3.4
Utilities	2.3
Basic Materials	1.7
Purchased Options	0.6
Short-Term Investments	0.5
100.0%

^ As a percentage of total investments.

Schedule of Options Contracts Written

Equity Options

Number of Contracts	Notional Amount	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
41	$31,078,246	S&P 500 Index Options, Put	MSC	6/30/26	$5,200.00	$(3,895)
21	15,918,126	S&P 500 Index Options, Call	MSC	6/30/26	6,845.00	(1,606,185)
40	30,320,240	S&P 500 Index Options, Put	MSC	7/31/26	5,750.00	(31,000)
20	15,160,120	S&P 500 Index Options, Call	MSC	7/31/26	7,570.00	(414,600)
40	30,320,240	S&P 500 Index Options, Put	MSC	8/31/26	6,050.00	(86,000)
20	15,160,120	S&P 500 Index Options, Call	MSC	8/31/26	8,000.00	(146,700)
		TOTAL OPTIONS CONTRACTS WRITTEN
		(Premiums received — $904,834)				$(2,288,380)

Counterparty Abbreviations used in this schedule:
MSC	—	Morgan Stanley

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Real Assets Fund
Shares/Units	Security	Value
COMMON STOCKS - 87.1%
Australia - 3.8%
306,887	Atlas Arteria Ltd.	$1,086,133
77,531	Charter Hall Group	1,136,828
140,606	Dalrymple Bay Infrastructure Ltd.	559,370
184,412	Goodman Group	4,203,400
85,753	HMC Capital Ltd.	188,089
31,860	Lifestyle Communities Ltd.*	119,282
151,532	NEXTDC Ltd.*	1,662,357
254,613	Qube Holdings Ltd.	916,489
537,777	Scentre Group	1,478,657
160,075	Stockland	472,026
317,888	Transurban Group	3,424,886
	Total Australia	15,247,517
Belgium - 0.3%
3,922	Aedifica SA	323,752
4,139	Elia Group SA, Class B Shares	643,599
17,840	Warehouses De Pauw CVA	462,522
	Total Belgium	1,429,873
Canada - 8.4%
17,595	Agnico Eagle Mines Ltd.	3,222,524
19,480	Alamos Gold Inc., Class A Shares	794,784
13,801	AltaGas Ltd.	537,006
3,620	Cameco Corp.	407,974
11,416	Canadian National Railway Co.	1,352,285
60,545	Canadian Natural Resources Ltd.	2,753,243
9,787	Canadian Pacific Kansas City Ltd.	874,175
43,202	Capstone Copper Corp.*	470,309
34,349	Chartwell Retirement Residences, Class Trust Un Shares	503,227
16,154	Eldorado Gold Corp.	546,490
115,821	Enbridge Inc.	6,349,782
12,564	First Capital Real Estate Investment Trust	214,138
23,126	First Quantum Minerals Ltd.*	711,827
22,661	G Mining Ventures Corp.*	709,348
10,786	GFL Environmental Inc.	361,762
60,705	Gibson Energy Inc.	1,252,580
72,408	Hudbay Minerals Inc.	2,111,417
34,816	Kinross Gold Corp.	1,050,747
49,502	Nutrien Ltd.	3,393,362
5,903	Pembina Pipeline Corp.	275,328
39,722	Primaris Real Estate Investment Trust	565,811
7,501	Rockpoint Gas Storage Inc., Class A Shares	160,269
27,249	Sienna Senior Living Inc.	418,577
33,363	Suncor Energy Inc.	2,080,517
10,520	TC Energy Corp.	700,876
4,223	Waste Connections Inc.	629,312
13,580	West Fraser Timber Co., Ltd.	938,525
	Total Canada	33,386,195
China - 0.3%
858,006	China Tower Corp., Ltd, Class H Shares(a)(b)	1,087,104
France - 1.9%
23,378	Aeroports de Paris SA(c)	3,135,819
11,706	Carmila SA	227,217
40,149	Engie SA	1,239,054
2,807	Gecina SA	239,864

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Real Assets Fund (continued)
Shares/Units	Security	Value
COMMON STOCKS - (continued)
France - (continued)
51,437	Getlink SE	$1,123,842
10,579	Unibail-Rodamco-Westfield	1,225,069
14,023	Veolia Environnement SA	566,247
	Total France	7,757,112
Germany - 0.9%
47,677	E.ON SE	1,011,956
10,216	LEG Immobilien SE	662,812
6,374	RWE AG	405,594
305,966	Sirius Real Estate Ltd., REIT	404,961
56,729	TAG Immobilien AG	937,672
	Total Germany	3,422,995
Greece - 0.3%
66,049	Athens International Airport SA	783,248
7,683	GEK TERNA SA	383,044
	Total Greece	1,166,292
Hong Kong - 1.8%
658,400	China Gas Holdings Ltd.	582,304
40,500	CK Asset Holdings Ltd.	245,481
177,500	CLP Holdings Ltd.	1,731,726
110,000	Henderson Land Development Co., Ltd.	434,816
153,709	Hongkong Land Holdings Ltd.	1,171,715
202,344	Link REIT	1,043,037
81,810	Sun Hung Kai Properties Ltd.	1,381,141
150,362	Swire Properties Ltd.	426,972
	Total Hong Kong	7,017,192
Ireland - 0.8%
10,172	CRH PLC(d)(e)	1,106,612
6,817	CRH PLC	741,621
271,735	Irish Residential Properties REIT PLC	353,707
22,270	Smurfit Westrock PLC	916,411
	Total Ireland	3,118,351
Italy - 1.4%
328,040	Enav SpA(a)	2,063,435
184,601	Enel SpA	2,066,009
34,407	ERG SpA(c)	919,479
24,091	Infrastrutture Wireless Italiane SpA(a)	187,586
25,666	Italgas SpA	300,681
	Total Italy	5,537,190
Japan - 2.3%
54,139	Arealink Co., Ltd.	327,484
193	GLP J-Reit	162,027
200	Invincible Investment Corp.	76,985
661	Japan Hotel REIT Investment Corp., Class A Shares	317,936
116	Japan Metropolitan Fund Invest	81,943
546	Japan Prime Realty Investment Corp.	326,042
402	Japan Real Estate Investment Corp.	288,404
252	LaSalle Logiport REIT	230,465
85,889	Mitsubishi Estate Co., Ltd.	2,179,350
405	Mitsui Fudosan Accommodations Fund Inc., Class A Shares	320,048
215,463	Mitsui Fudosan Co., Ltd.	2,064,846
604	Nippon Building Fund Inc.	482,490
699	Nippon Prologis REIT Inc.	374,389
339	Nomura Real Estate Master Fund Inc.	324,712

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Real Assets Fund (continued)
Shares/Units	Security	Value
COMMON STOCKS - (continued)
Japan - (continued)
5,537	Open House Group Co., Ltd.	$300,347
564	Orix JREIT Inc.	340,335
26,906	Sumitomo Realty & Development Co., Ltd.	626,385
322	United Urban Investment Corp.	327,949
	Total Japan	9,152,137
Luxembourg - 0.4%
22,874	ArcelorMittal SA	1,587,684
Mexico - 1.1%
10,333	Grupo Aeroportuario del Centro Norte SAB de CV, ADR	1,036,606
3,159	Grupo Aeroportuario del Pacifico SAB de CV, ADR	746,472
8,760	Grupo Aeroportuario del Sureste SAB de CV, ADR	2,596,464
	Total Mexico	4,379,542
Netherlands - 0.8%
27,172	CTP NV	514,380
4,588	Ferrovial NV	313,942
72,225	JBS NV, Class A Shares	900,646
24,293	Koninklijke Vopak NV	1,297,942
	Total Netherlands	3,026,910
New Zealand - 1.0%
707,644	Auckland International Airport Ltd.	3,504,139
38,958	Infratil Ltd.	368,018
	Total New Zealand	3,872,157
Norway - 0.2%
67,298	Norsk Hydro ASA	822,483
Philippines - 0.1%
37,261	International Container Terminal Services Inc.	455,758
Singapore - 1.0%
350,378	CapitaLand Ascendas REIT	686,674
847,243	CapitaLand Integrated Commercial Trust	1,505,810
167,600	Centurion Accommodation Reit	144,379
192,403	Frasers Centrepoint Trust	342,102
101,140	Sembcorp Industries Ltd.	506,088
544,700	UI Boustead REIT*	339,360
46,993	UOL Group Ltd.	373,867
	Total Singapore	3,898,280
South Africa - 0.3%
20,574	Impala Platinum Holdings Ltd., ADR(d)	293,385
28,475	Northam Platinum Holdings Ltd.	549,589
3,253	Valterra Platinum Ltd.	271,087
	Total South Africa	1,114,061
Spain - 3.4%
91,638	Aena SME SA(a)	2,653,228
92,458	Cellnex Telecom SA(a)	3,099,824
94,822	EDP Renewables SA(c)	1,567,142
93,421	Iberdrola SA	2,120,526
55,018	Merlin Properties Socimi SA	966,970
10,570	Neinor Homes SA*(a)	196,410
64,192	Redeia Corp. SA(c)	1,102,663
366,071	Sacyr SA	1,984,854
	Total Spain	13,691,617
Sweden - 0.3%
8,479	Catena AB	400,154

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Real Assets Fund (continued)
Shares/Units	Security	Value
COMMON STOCKS - (continued)
Sweden - (continued)
147,808	Fastighets AB Balder, Class B Shares*	$846,576
15,046	Wihlborgs Fastigheter AB	138,375
	Total Sweden	1,385,105
Switzerland - 0.6%
1,107	Flughafen Zurich AG, Class Registered Shares	335,059
195,161	Glencore PLC*	1,485,839
2,619	Swiss Prime Site AG, Class Registered Shares	439,209
	Total Switzerland	2,260,107
Thailand - 0.3%
729,200	Airports of Thailand PCL(d)	1,238,116
United Kingdom - 6.3%
42,289	Anglo American PLC	2,254,596
27,142	Big Yellow Group PLC	306,381
310,808	BP PLC	2,171,200
37,215	BP PLC, ADR	1,558,192
105,747	CNH Industrial NV	1,079,677
125,997	Helios Towers PLC*	397,962
46,408	Land Securities Group PLC	392,873
305,522	LondonMetric Property PLC	780,230
211,749	National Grid PLC(c)	3,427,060
281,369	Pennon Group PLC	1,955,312
17,965	Rio Tinto PLC	1,926,531
64,204	Segro PLC	624,271
226,172	Shaftesbury Capital PLC	412,843
23,462	Shell PLC	987,202
62,026	SSE PLC	1,947,184
338,199	Tritax Big Box REIT PLC	686,040
42,356	UNITE Group PLC	294,518
196,833	United Utilities Group PLC	3,563,681
64,657	Yellow Cake PLC*(a)	495,459
	Total United Kingdom	25,261,212
United States - 49.1%
21,789	Acadia Realty Trust	479,794
20,974	Agree Realty Corp.	1,555,222
20,454	Alcoa Corp.	1,588,049
31,861	Alliant Energy Corp.	2,281,566
15,464	Ameren Corp.	1,669,648
41,189	American Electric Power Co., Inc.	5,217,411
34,230	American Healthcare REIT Inc.	1,673,505
33,688	American Homes 4 Rent, Class A Shares	1,080,711
11,140	American Tower Corp.	2,082,734
26,264	Antero Resources Corp.*	938,938
14,911	Archer-Daniels-Midland Co.	1,189,600
8,422	Arcosa Inc.	1,067,489
11,364	AvalonBay Communities Inc.	2,074,044
24,794	Black Hills Corp.	1,805,499
26,194	Blackstone Digital Infrastructure Trust Inc.*	566,576
23,687	Brixmor Property Group Inc.	723,875
19,241	Broadstone Net Lease Inc., Class A Shares	389,245
17,424	Bunge Global SA	2,148,379
4,116	BXP Inc.	247,001
4,736	Camden Property Trust	504,668
19,203	CareTrust REIT Inc.	783,866

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Real Assets Fund (continued)
Shares/Units	Security	Value
COMMON STOCKS - (continued)
United States - (continued)
4,056	CBRE Group Inc., Class A Shares*	$507,162
32,627	CenterPoint Energy Inc.	1,378,817
7,351	CF Industries Holdings Inc.	825,885
19,026	Cheniere Energy Inc.	4,278,186
5,478	Chord Energy Corp.	722,384
31,125	CMS Energy Corp.	2,258,741
29,680	Coeur Mining Inc.	573,418
14,254	Commercial Metals Co.	1,084,017
28,946	ConocoPhillips	3,299,265
1,134	Constellation Energy Corp.	326,309
15,997	Core Natural Resources Inc.	1,414,775
31,123	Corteva Inc.	2,436,308
3,435	Cousins Properties Inc.	92,092
19,343	Crown Castle Inc.	1,769,885
19,544	CSX Corp.	884,561
14,012	CubeSmart	560,480
10,809	Curbline Properties Corp.	314,866
20,569	Diamondback Energy Inc.	3,938,552
12,247	Digital Realty Trust Inc.	2,326,930
28,869	Dominion Energy Inc.	1,932,491
4,676	DT Midstream Inc.	654,546
4,230	EastGroup Properties Inc.	854,079
2,106	Empire State Realty Trust Inc., Class A Shares	12,067
34,408	Entergy Corp.	3,752,192
4,162	EPR Properties	237,442
12,225	EQT Corp.	671,519
6,886	Equinix Inc.	7,354,523
1,031	Equity LifeStyle Properties Inc.	63,685
15,950	Equity Residential	1,043,928
15,200	Essential Properties Realty Trust Inc.	464,816
62,352	Essential Utilities Inc.	2,300,165
6,645	Essex Property Trust Inc.	1,811,693
7,863	Evergy Inc.	645,081
33,657	Exelon Corp.	1,536,105
23,418	Expand Energy Corp.	2,177,406
3,672	Extra Space Storage Inc.	529,906
14,229	Exxon Mobil Corp.	2,066,905
4,491	Federal Realty Investment Trust	537,258
23,343	First Industrial Realty Trust Inc.	1,444,231
5,935	Four Corners Property Trust Inc.	147,782
35,686	Freeport-McMoRan Inc.	2,344,927
20,349	Gaming & Leisure Properties Inc.	955,793
36,570	GO Residential Real Estate Investment Trust	363,872
27,931	Healthpeak Properties Inc.	534,879
10,850	Highwoods Properties Inc.	283,185
1,705	Hyatt Hotels Corp., Class A Shares	309,219
3,284	IDACORP Inc.	460,647
79,418	International Paper Co.	2,658,120
45,536	Invitation Homes Inc.	1,331,928
20,470	Iron Mountain Inc.	2,625,278
10,839	Janus Living Inc., Class A Shares*	290,160
713	Jones Lang LaSalle Inc.*	201,287
15,530	Kilroy Realty Corp.	532,213

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Real Assets Fund (continued)
Shares/Units	Security	Value
COMMON STOCKS - (continued)
United States - (continued)
67,242	Kimbell Royalty Partners LP	$1,009,302
8,522	Kimco Realty Corp.	205,210
82,875	Kinder Morgan Inc.	2,575,755
2,544	Lamar Advertising Co., Class A Shares	387,858
1,850	Lineage Inc.	82,159
6,652	Louisiana-Pacific Corp.	508,080
1,282	LXP Industrial Trust	66,202
47,543	Macerich Co.	1,070,668
4,956	Marathon Petroleum Corp.	1,232,904
1,020	Mid-America Apartment Communities Inc.	131,651
7,671	Millrose Properties Inc.	216,476
23,686	National Healthcare Properties Inc., Class A Shares*	342,263
66,537	NETSTREIT Corp.	1,348,040
34,664	Newmont Corp.	3,806,454
65,050	NextEra Energy Inc.	5,660,001
55,084	NiSource Inc.	2,545,982
11,922	NRG Energy Inc.	1,598,502
5,383	Nucor Corp.	1,345,750
29,823	Occidental Petroleum Corp.	1,688,876
36,076	ONEOK Inc.	3,028,219
28,917	Ovintiv Inc.	1,620,509
6,439	Packaging Corp. of America	1,409,561
31,580	Peabody Energy Corp.	854,239
51,790	Permian Resources Corp., Class A Shares	995,922
115,124	PG&E Corp.	1,881,126
5,221	Phillips 66	918,269
23,969	Pilgrim’s Pride Corp.	678,562
10,672	PPL Corp.	377,682
41,713	Prologis Inc.	5,984,564
9,785	Public Storage	2,971,607
6,431	Realty Income Corp.	394,092
1,348	Republic Services Inc., Class A Shares	270,193
29,591	Rexford Industrial Realty Inc.	1,049,593
4,394	Royal Gold Inc.	986,365
5,023	Ryman Hospitality Properties Inc.	578,298
26,001	Sabra Health Care REIT Inc.	517,160
1,902	SBA Communications Corp., Class A Shares	386,410
30,175	Sempra	2,689,498
18,868	Simon Property Group Inc.	3,866,242
8,700	SL Green Realty Corp.	394,980
64,042	SLB Ltd.	3,493,491
4,041	Smartstop Self Storage REIT Inc.	126,281
1,720	Southern Co.	158,326
11,639	STAG Industrial Inc.	440,769
5,401	Steel Dynamics Inc.	1,405,070
6,210	Sun Communities Inc.	767,929
12,819	Sunstone Hotel Investors Inc.	138,702
6,030	Targa Resources Corp.	1,538,072
5,669	UDR Inc.	209,186
2,254	Union Pacific Corp.	591,991
16,346	Urban Edge Properties	366,804
2,743	Valero Energy Corp.	671,541
47,665	Ventas Inc.	4,023,879

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Real Assets Fund (continued)
Shares/Units		Security	Value
COMMON STOCKS - (continued)
United States - (continued)
80,785		VICI Properties Inc., Class A Shares	$2,279,753
2,697		Vistra Corp.	432,140
4,411		Waste Management Inc.	932,750
15,640		Weatherford International PLC	1,620,930
43,689		Welltower Inc.	8,970,662
14,055		Weyerhaeuser Co.	344,488
25,907		Williams Cos., Inc.	1,849,501
11,273		WP Carey Inc.	838,937
5,817		Wyndham Hotels & Resorts Inc.	466,872
49,997		Xcel Energy Inc.	3,974,762
		Total United States	195,507,841
		TOTAL COMMON STOCKS (Cost - $302,522,901)	346,822,831
EXCHANGE TRADED FUNDS (ETFs) - 11.0%
United States - 11.0%
733,459		Pimco Commodity Strategy Active Exchange-Traded Fund	24,607,549
193,050		SPDR Gold MiniShares Trust*	17,360,986
20,420		VanEck Gold Miners	1,827,386
		Total United States	43,795,921
		TOTAL EXCHANGE TRADED FUNDS (ETFs) (Cost - $36,728,213)	43,795,921
LIMITED PARTNERSHIP - 0.1%
United States - 0.1%
25,790		Energy Transfer LP (Cost - $473,926)	494,394
CLOSED-END FUND - 0.1%
Jersey, Channel Islands - 0.1%
34,167		3i Infrastructure PLC (Cost - $143,541)	169,996
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $339,868,581)	391,283,142
Face Amount†
SHORT-TERM INVESTMENTS - 1.6%
TIME DEPOSITS - 1.6%
259	HKD	ANZ National Bank - Hong Kong, 0.810% due 6/1/26	33
		Brown Brothers Harriman - Grand Cayman:
53	CAD	1.120% due 6/1/26	38
624	AUD	2.930% due 6/1/26	449
151,528	NOK	2.970% due 6/1/26	16,390
30	NZD	0.760% due 6/2/26	18
		Citibank - London:
163	EUR	0.860% due 6/1/26	190
8,670	GBP	2.670% due 6/1/26	11,677
1,446,554		Citibank - New York, 2.970% due 6/1/26	1,446,554
14,447	SGD	Hong Kong & Shanghai Bank - Singapore, 0.300% due 6/2/26	11,320
5,077,422		JPMorgan Chase & Co. - New York, 2.970% due 6/1/26	5,077,422
91	SEK	Skandinaviska Enskilda Banken AB - Stockholm, 0.590% due 6/1/26	10
1,842	JPY	Sumitomo Mitsui Banking Corp. - Tokyo, 0.190% due 6/1/26	12
		TOTAL TIME DEPOSITS
		(Cost - $6,564,113)	6,564,113

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Real Assets Fund (continued)
Shares/Units	Security	Value
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 2.2%
MONEY MARKET FUND - 2.2%
8,734,935	Federated Government Obligations Fund, Premier Class, 3.548%(f) (Cost - $8,734,935)	$8,734,935
	TOTAL INVESTMENTS - 102.1% (Cost - $355,167,629)	406,582,190
	Liabilities in Excess of Other Assets - (2.1)%	(8,540,855)
	TOTAL NET ASSETS - 100.0%	$398,041,335

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2026, amounts to $9,783,045 and represents 2.46% of net assets.
(b)	Security trades on the Hong Kong exchange.
(c)	All or a portion of this security is on loan.
(d)	Illiquid security. The aggregate value of illiquid holdings at May 31, 2026, amounts to $2,638,113 and represents 0.66% of net assets.
(e)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.
(f)	Represents investment of collateral received from securities lending transactions.

Abbreviations used in this schedule:
ADR	—	American Depositary Receipts
LP	—	Limited Partnership
PCL	—	Public Company Limited
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust
SPDR	—	Standard & Poor’s Depository Receipts

Summary of Investments by Security Sector^
Financial	28.4%
Utilities	17.2
Energy	15.8
Industrial	10.4
Basic Materials	9.6
Consumer Non-cyclical	3.4
Communications	0.4
Consumer Cyclical	0.3
Exchange Traded Funds (ETFs)	10.8
Closed-End Fund	0.0 *
Short-Term Investments	1.6
Money Market Fund	2.1
100.0%

^ As a percentage of total investments.
* Position represents less than 0.05%.

Schedules of Investments
May 31, 2026 (unaudited)

Destinations Real Assets Fund (concluded)
Currency Abbreviations used in this schedule:
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
SEK	—	Swedish Krona
SGD	—	Singapore Dollar

Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

P — Preliminary rating.

u — The upgrade state defines bonds that have recently been upgraded into higher rating categories.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa”, where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge”. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ratings (unaudited)(continued)

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

e — Expected.

u — Upgraded.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AAApre — Stable Outlook rating is based on the pledge of securities in the escrow deposit fund securing the bonds and reflects the lien of the refunded bondholders on the escrow trust funds and that all amounts have been invested in direct non-callable obligations of the United States.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.

WD, WR — Indicates that the bonds rating has been withdrawn and the issuer is no longer rated by Standard & Poor’s, Moody’s or Fitch.

Ratings (unaudited)(concluded)

Short-Term Security Ratings

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

MIG1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F-1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

F-2 — Fitch’s rating indicating a good capacity for timely payment of financial commitments.

Notes to Financial Statements

May 31, 2026 (unaudited)

1. Organization

Brinker Capital Destinations Trust (“Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of Destinations Large Cap Equity Fund, Destinations Small-Mid Cap Equity Fund, Destinations International Equity Fund, Destinations Equity Income Fund, Destinations Core Fixed Income Fund, Destinations Low Duration Fixed Income Fund, Destinations Global Fixed Income Opportunities Fund, Destinations Municipal Fixed Income Fund, Destinations Multi Strategy Alternatives Fund, Destinations Shelter Fund and Destinations Real Assets Fund (individually, a “Fund” and collectively, the “Funds”). Each Fund currently offers two classes of shares designated as Class I and Class Z shares.

Orion Portfolio Solutions LLC serves as the investment adviser to the Funds and conducts business as Brinker Capital Investments (“Brinker Capital” or the “Adviser”). The Funds employ a multimanager strategy. The Adviser selects and oversees professional money managers (each a “Sub-adviser”) who are responsible for investing the assets of the Funds allocated to them.

2. Investment valuation

Equity securities for each Fund for which market quotations are readily available and are traded on an exchange are valued at the closing sale price or official closing price on the exchange on which such security is principally traded. In the event there are no sales that day, such securities are valued at the bid price. For equity securities that are primarily traded on foreign exchanges, these values are converted to U.S. dollars using the current exchange rates as of the close of the New York Stock Exchange (“NYSE”).

Futures contracts are valued at the last posted settlement price in the market where such contracts are principally traded. Foreign currency forward contracts are valued at the current Business Day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

Portfolio securities traded in the over-the-counter market for which market quotations are readily available are valued at the last sales price that day. In the event there are no sales that day, such securities are valued at the bid price. Investments in registered open-end management investment companies are valued at the last reported net asset value per share.

Securities pledged by the Funds as collateral, if any, are identified as such in the Schedules of Investments.

Debt obligations that will mature in 60 days or less are valued at amortized cost, which approximates market value. Debt obligations that will mature in more than 60 days are valued using valuations furnished by an approved third-party pricing service; such valuations are determined by the third-party pricing service based upon its analysis of a variety of factors, including transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and its analysis of various relationships between securities, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events.

The Board of Trustees (the “Board”) has ultimate responsibility for ensuring the Funds’ investments are valued appropriately. Pursuant to the requirements of the 1940 Act and Rule 2a-5, the Board designated a committee of persons at the investment adviser as the “Valuation Designee” to perform fair value determinations and approved revised policies and procedures for the Trust. The Valuation Designee is subject to the Board’s oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Valuation Designee’s fair value determinations. When market quotations are not readily available or are determined to be unreliable, investments are valued at fair value as determined in good faith by the valuation committee established by the Adviser in accordance with such procedures under the oversight of the Board. Circumstances that may indicate that market quotations are not readily available or are unreliable include, but are not limited to, such instances when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, and before the applicable Fund calculates its Net Asset Value (“NAV”).

Notes to Financial Statements

May 31, 2026 (unaudited)(continued)

2. Investment valuation (continued)

Each business day, the Funds use a Board-approved third-party pricing service to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE.

The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2, and 3). The three levels of the fair value hierarchy are as follows:

Level 1 — unadjusted quoted prices in active markets for identical securities.

Level 2 — significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities in accordance with GAAP.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign bonds, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by third-party pricing service providers that use broker quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by third-party pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities and the related forward sales commitments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Common stocks, preferred stocks, rights, warrants, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are categorized as Level 1 of the fair value hierarchy, to the extent these securities are actively traded and valuation adjustments are not applied.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE close. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements

May 31, 2026 (unaudited)(continued)

2. Investment valuation (continued)

Investments in registered open-end investment management companies are valued based upon the NAVs of such investments on the valuation date and are categorized as Level 1 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward foreign currency contracts, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by third-party pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivatives can be estimated by a third-party pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Centrally cleared swaps listed or traded on the multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period. In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Notes to Financial Statements

May 31, 2026 (unaudited)(continued)

2. Investment valuation (continued)

The following table summarizes the valuation of each Fund’s assets and liabilities using the fair value hierarchy:

	Total Fair Value at May 31, 2026	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Large Cap Equity Fund
Investments, at value
Common Stocks:
Basic Materials	$46,464,634	$46,464,634	$—	$—
Communications	541,960,184	541,960,184	—	—
Consumer Cyclical	300,925,309	300,925,309	—	—
Consumer Non-cyclical	434,620,873	434,620,873	—	—
Energy	85,788,586	85,788,586	—	—
Financial	497,633,677	497,633,677	—	—
Industrial	334,817,513	334,817,513	—	—
Technology	1,077,639,008	1,077,636,319	—	2,689
Utilities	43,344,423	43,344,423	—	—
Exchange Traded Funds (ETFs)	225,780,088	225,780,088	—	—
Preferred Stocks	806,600	—	—	806,600
Short-Term Investments:
Time Deposits	31,419,446	—	31,419,446	—
Money Market Fund	30,037,700	30,037,700	—	—
Total Investments, at value	$3,651,238,041	$3,619,009,306	$31,419,446	$809,289
Other Financial Instruments - Assets
Futures Contracts	$268,719	$268,719	$—	$—
Total Other Financial Instruments - Assets	$268,719	$268,719	$—	$—

Notes to Financial Statements

May 31, 2026 (unaudited)(continued)

2. Investment valuation (continued)

	Total Fair Value at May 31, 2026	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Small-Mid Cap Equity Fund
Investments, at value
Common Stocks:
Basic Materials	$41,007,470	$41,007,470	$—	$—
Communications	36,052,969	36,052,969	—	—
Consumer Cyclical	66,959,459	66,959,459	—	—
Consumer Non-cyclical	124,927,801	124,926,445	—	1,356
Energy	45,157,260	45,157,260	—	—
Financial	111,523,874	111,523,862	—	12
Government	38,865	38,865	—	—
Industrial	168,419,489	168,419,489	—	—
Technology	84,773,871	84,773,871	—	—
Utilities	23,196,737	23,196,737	—	—
Exchange Traded Funds (ETFs)	26,708,432	26,708,432	—	—
Limited Partnership	19,738	19,738	—	—
Closed-End Fund	3,711	3,711	—	—
Warrant	420	420	—	—
Short-Term Investments:
Time Deposits	16,602,671	—	16,602,671	—
Money Market Fund	6,865,360	6,865,360	—	—
Total Investments, at value	$752,258,127	$735,654,088	$16,602,671	$1,368
Other Financial Instruments - Assets
Futures Contracts	$244,468	$244,468	$—	$—
Total Other Financial Instruments - Assets	$244,468	$244,468	$—	$—

Notes to Financial Statements

May 31, 2026 (unaudited)(continued)

2. Investment valuation (continued)

	Total Fair Value at May 31, 2026	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations International Equity Fund
Investments, at value
Common Stocks:
Australia	$46,828,349	$—	$46,828,349	$—
Austria	1,170,403	—	1,170,403	—
Belgium	2,922,534	—	2,922,534	—
Bermuda	2,916,787	—	2,916,787	—
Brazil	12,680,900	7,146,774	5,534,126	—
Canada	126,067,898	126,067,898	—	—
Chile	2,954,905	2,680,346	274,559	—
China	50,677,388	11,839,460	38,837,928	—
Curacao	42,532	—	42,532	—
Czech Republic	45,393	—	45,393	—
Denmark	27,239,031	2,201,104	25,037,927	—
Finland	38,995,092	—	38,995,092	—
France	103,842,628	—	103,842,628	—
Germany	104,621,679	—	104,621,679	—
Greece	7,228,457	—	7,228,457	—
Hong Kong	35,655,296	6,590,368	29,064,928	—
Hungary	1,092,061	—	1,092,061	—
India	59,533,707	—	59,533,707	—
Indonesia	14,831,917	—	14,831,917	—
Ireland	26,881,214	7,291,508	19,589,706	—
Israel	10,833,274	4,521,431	6,311,843	—
Italy	53,954,767	—	53,954,767	—
Japan	287,685,211	—	287,685,211	—
Luxembourg	12,934,585	2,217,994	10,716,591	—
Macau	104,503	—	104,503	—
Malaysia	1,756,920	—	1,756,920	—
Mexico	16,169,157	—	16,169,157	—
Netherlands	77,642,628	1,772,299	75,870,329	—
New Zealand	892,046	—	892,046	—
Norway	27,979,508	—	27,979,508	—
Peru	2,030,425	2,030,425	—	—
Philippines	1,548,174	—	1,548,174	—
Poland	1,678,021	—	1,678,021	—
Portugal	2,666,297	—	2,666,297	—
Russia	909	—	—	909
Saudi Arabia	3,975,856	—	3,975,856	—
Singapore	10,963,580	3,678,430	7,285,150	—
South Africa	7,406,482	—	7,406,482	—
South Korea	136,374,129	—	136,374,129	—
Spain	27,685,504	—	27,684,760	744
Sweden	45,827,954	2,780,041	43,047,913	—
Switzerland	90,639,281	9,958,356	80,680,925	—

Notes to Financial Statements

May 31, 2026 (unaudited)(continued)

2. Investment valuation (continued)

	Total Fair Value at May 31, 2026	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations International Equity Fund (continued)
Investments, at value (continued)
Common Stocks: (continued)
Taiwan	$107,139,560	$592,525	$106,547,035	$—
Thailand	5,130,916	—	5,130,916	—
Turkey	476,682	—	476,682	—
United Arab Emirates	382,391	—	382,391	—
United Kingdom	184,833,204	15,028,597	169,696,317	108,290
United States	24,593,196	23,114,761	622,483	855,952
Uruguay	3,284,474	3,284,474	—	—
Vietnam	1,803,087	—	1,803,087	—
Exchange Traded Funds (ETFs)	199,281,305	199,281,305	—	—
Preferred Stocks:
Germany	7,783,857	—	7,783,857	—
United States	47,885	—	—	47,885
Warrants:
Canada	— *	—	—	—	*
United States	613	613	—	—
Short-Term Investments:
Time Deposits	32,112,099	—	32,112,099	—
U.S. Government Agency	7,534,000	—	7,534,000	—
Money Market Fund	34,431,995	34,431,995	—	—
Total Investments, at value	$2,095,812,646	$466,510,704	$1,628,288,162	$1,013,780
Other Financial Instruments - Assets
Futures Contracts	$298,281	$298,281	$—	$—
Total Other Financial Instruments - Assets	$298,281	$298,281	$—	$—
Other Financial Instruments - Liabilities
Option Contract Written	$(24,746)	$(24,746)	$—	$—
Total Other Financial Instruments - Liabilities	$(24,746)	$(24,746)	$—	$—

Notes to Financial Statements

May 31, 2026 (unaudited)(continued)

2. Investment valuation (continued)

	Total Fair Value at May 31, 2026	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Equity Income Fund
Investments, at value
Common Stocks:
Basic Materials	$16,041,144	$7,916,211	$8,124,933	$—
Communications	28,988,043	20,892,322	8,095,721	—
Consumer Cyclical	19,681,987	15,911,425	3,770,562	—
Consumer Non-cyclical	89,617,796	62,617,115	27,000,681	—
Energy	40,314,562	32,292,502	8,022,060	—
Financial	99,994,646	67,985,901	32,008,745	—
Industrial	39,198,576	19,160,606	20,037,970	—
Technology	26,864,513	22,734,585	4,129,928	—
Utilities	46,125,352	37,914,448	8,210,904	—
Exchange Traded Funds (ETFs)	66,750,436	66,750,436	—	—
Convertible Preferred Stock	3,360,792	3,360,792	—	—
Limited Partnership	1,857,343	1,857,343	—	—
Short-Term Investments:
Corporate Notes	5,973,490	—	5,973,490	—
Time Deposits	10,023,977	—	10,023,977	—
Money Market Fund	3,433,673	3,433,673	—	—
Total Investments, at value	$498,226,330	$362,827,359	$135,398,971	$—
Other Financial Instruments - Liabilities
Options Contracts Written	$(40,075)	$(40,075)	$—	$—
Total Other Financial Instruments - Liabilities	$(40,075)	$(40,075)	$—	$—

Notes to Financial Statements

May 31, 2026 (unaudited)(continued)

2. Investment valuation (continued)

	Total Fair Value at May 31, 2026	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Core Fixed Income Fund
Investments, at value
U.S. Government Agencies & Obligations	$454,353,745	$—	$454,353,745	$—
Mortgage-Backed Securities	331,225,761	—	331,225,761	—
Collateralized Mortgage Obligations	276,983,263	—	276,983,263	—
Corporate Bonds & Notes	255,325,733	—	255,325,733	—
Asset-Backed Securities	132,743,177	—	132,743,177	—
Collateralized Loan Obligations	27,709,002	—	27,709,002	—
Sovereign Bonds	8,280,657	—	8,280,657	—
Senior Loans	4,384,021	—	4,384,021	—
Exchange Traded Fund (ETF)	39,169,017	39,169,017	—	—
Common Stocks	5,352	—	—	5,352
Short-Term Investments:
Time Deposits	26,647,728	—	26,647,728	—
U.S. Government Obligations	10,507,765	—	10,507,765	—
Money Market Fund	599,808	599,808	—	—
Total Investments, at value	$1,567,935,029	$39,768,825	$1,528,160,852	$5,352
Other Financial Instruments - Assets
Futures Contracts	$60,615	$60,615	$—	$—
Centrally Cleared Interest Rate Swaps	905,438	—	905,438	—
Centrally Cleared Credit Default Swap	4,711	—	4,711	—
Total Other Financial Instruments - Assets	$970,764	$60,615	$910,149	$—
Other Financial Instruments - Liabilities
Futures Contracts	$(142,926)	$(142,926)	$—	$—
Centrally Cleared Credit Default Swap	(6,420)	—	(6,420)	—
Forward Sale Commitments	(14,817,931)	—	(14,817,931)	—
Total Other Financial Instruments - Liabilities	$(14,967,277)	$(142,926)	$(14,824,351)	$—

Notes to Financial Statements

May 31, 2026 (unaudited)(continued)

2. Investment valuation (continued)

	Total Fair Value at May 31, 2026		Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Low Duration Fixed Income Fund
Investments, at value
Corporate Bonds & Notes:
Basic Materials	$1,263,982		$—	$1,263,982	$—
Communications	15,677,137		—	15,395,698	281,439
Consumer Cyclical	3,223,990		—	3,223,990	—
Consumer Non-cyclical	23,689,575		—	17,856,875	5,832,700
Energy	7,716,559		—	7,716,559	—
Financial	15,999,715		—	15,999,715	—
Industrial	10,278,873		—	10,278,873	—
Technology	11,265,568		—	11,265,568	—
Utilities	2,668,578		—	2,668,578	—
Collateralized Mortgage Obligations	36,715,226		—	36,715,226	—
U.S. Government Agencies & Obligations	23,627,024		—	23,627,024	—
Collateralized Loan Obligations	16,959,080		—	16,959,080	—
Asset-Backed Securities	12,698,663		—	12,698,663	—
Senior Loans	10,111,658		—	10,111,658	—
Mortgage-Backed Securities	4,006,065		—	4,006,065	—
Sovereign Bonds	657,866		—	657,866	—
Exchange Traded Fund (ETF)	47,514,625		47,514,625	—	—
Common Stocks:
Communications	—	*	—	—	—	*
Consumer Non-cyclical	28,434		28,434	— *	—	*
Diversified	15,379,334		15,379,334	—	—
Financial	—	*	—	—	—	*
Preferred Stock	1,438,490		1,438,490	—	—
Warrants:
Diversified	4,200		4,200	—	—	*
Right	2,520		2,520	—	—
Short-Term Investments:
Commercial Papers	11,393,771		—	11,393,771	—
Corporate Note	1,642,106		—	—	1,642,106
Time Deposits	14,707,376		—	14,707,376	—
Money Market Fund	5,886,091		5,886,091	—	—
Total Investments, at value	$294,556,506		$70,253,694	$216,546,567	$7,756,245
Other Financial Instruments - Assets
Forward Foreign Currency Contracts	$77,871		$—	$77,871	$—
Total Other Financial Instruments - Assets	$77,871		$—	$77,871	$—
Other Financial Instruments - Liabilities
Forward Foreign Currency Contract	$(18,855)		$—	$(18,855)	$—
Total Other Financial Instruments - Liabilities	$(18,855)		$—	$(18,855)	$—

Notes to Financial Statements

May 31, 2026 (unaudited)(continued)

2. Investment valuation (continued)

	Total Fair Value at May 31, 2026		Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)
Destinations Global Fixed Income Opportunities Fund
Investments, at value
Corporate Bonds & Notes
Argentina	$3,911,692		$—	$3,911,692		$—
Australia	752,346		—	752,346		—
Austria	819,991		—	819,991		—
Bermuda	5,808,868		—	5,808,868		—
Brazil	2,533,857		—	2,533,857		—
British Virgin Islands	2,589,624		—	2,589,624		—
Canada	12,210,484		—	12,210,484		—
Cayman Islands	14,322,722		—	14,322,722		—
Chile	12,604,429		—	12,604,429		—
Colombia	10,294,238		—	10,294,238		—
France	5,096,857		—	5,096,857		—
Germany	16,017,504		—	16,017,504		—
Gibraltar	12,593,758		—	12,593,758		—
Guatemala	1,102,884		—	1,102,884		—
India	12,028,347		—	12,028,347		—
Indonesia	4,698,573		—	4,698,573		—
Ireland	2,866,602		—	2,866,602		—
Italy	5,493,534		—	5,493,534		—
Japan	327,805		—	327,805		—
Jersey, Channel Islands	3,578,164		—	3,578,164		—
Kazakhstan	1,141,678		—	1,141,678		—
Luxembourg	22,981,913		—	22,981,913		—
Malaysia	397,128		—	397,128		—
Marshall Islands	1,239,847		—	1,239,847		—
Mexico	23,252,971		—	23,252,971		—
Morocco	1,786,659		—	1,786,659		—
Multinational	3,399,376		—	3,399,376		—
Netherlands	15,324,350		—	15,324,350		—
Norway	9,409,198		—	9,409,198		—
Panama	717,975		—	717,975		—
Paraguay	2,077,933		—	2,077,933		—
Peru	12,689,699		—	12,689,699		—
Portugal	—	*	—	—	*	—
Singapore	10,669,054		—	10,669,054		—
Spain	5,449,309		—	5,449,309		—
Sweden	19,301,009		—	18,095,696		1,205,313
Turkey	306,166		—	306,166		—
United Kingdom	32,811,315		—	32,811,315		—
United States	214,931,307		—	210,066,757		4,864,550
Senior Loans:
United States	31,783,724		—	19,626,474		12,157,250

Notes to Financial Statements

May 31, 2026 (unaudited)(continued)

2. Investment valuation (continued)

	Total Fair Value at May 31, 2026	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Global Fixed Income Opportunities Fund (continued)
Investments, at value (continued)
Sovereign Bonds	$18,760,612	$—	$18,760,612	$—
U.S. Government Agency & Obligation	4,958,481	—	4,958,481	—
Asset-Backed Securities	2,584,363	—	2,584,363	—
Common Stocks:
Australia	92,350	92,350	—	—
Canada	437,700	437,700	— *	—
Mexico	1,186,127	1,186,127	—	—
Sweden	— *	—	—	—	*
United Kingdom	2,119,560	2,119,560	—	—
United States	26,717,031	21,441,053	— *	5,275,978
Exchange Traded Fund (ETF)	9,413,226	9,413,226	—	—
Preferred Stocks:
United States	7,594,464	7,594,464	—	—	*
Convertible Preferred Stock	374,921	374,921	—	—
Limited Partnership	324,957	324,957	—	—
Warrants	36,345	—	—	36,345
Short-Term Investments:
Commercial Papers	21,495,111	—	21,495,111	—
Corporate Note	2,815,588	—	—	2,815,588
Time Deposits	29,821,792	—	29,821,792	—
Money Market Fund	21,189,403	21,189,403	—	—
Total Investments, at value	$689,244,921	$64,173,761	$598,716,136	$26,355,024
Other Financial Instruments - Assets
Forward Foreign Currency Contracts	$638,175	$—	$638,175	$—
Total Other Financial Instruments - Assets	$638,175	$—	$638,175	$—
Other Financial Instruments - Liabilities
Options Contracts Written	$(214,824)	$(214,824)	$—	$—
Forward Foreign Currency Contracts	(22,481)	—	(22,481)	—
Securities Sold Short:
Corporate Bond & Notes	(2,912,815)	—	(2,912,815)	—
Exchange Traded Fund (ETF)	(2,345,855)	(2,345,855)	—	—
Total Other Financial Instruments - Liabilities	$(5,495,975)	$(2,560,679)	$(2,935,296)	$—

Notes to Financial Statements

May 31, 2026 (unaudited)(continued)

2. Investment valuation (continued)

	Total Fair Value at May 31, 2026	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Municipal Fixed Income Fund
Investments, at value
Municipal Bonds	$577,273,940	$—	$577,273,940	$—
Exchange Traded Fund (ETF)	16,997,558	16,997,558	—	—
Warrant	23,892	—	—	23,892
Short-Term Investments:
Municipal Bonds	5,047,710	—	5,047,710	—
Time Deposits	30,122,654	—	30,122,654	—
Money Market Fund	417,150	417,150	—	—
Total Investments, at value	$629,882,904	$17,414,708	$612,444,304	$23,892

Notes to Financial Statements

May 31, 2026 (unaudited)(continued)

2. Investment valuation (continued)

	Total Fair Value at May 31, 2026	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Multi Strategy Alternatives Fund
Investments, at value
Collateralized Mortgage Obligations	$113,341,666	$—	$113,341,666	$—
Asset-Backed Securities	50,395,503	—	50,395,503	—
Collateralized Loan Obligations	5,677,130	—	5,677,130	—
Exchange Traded Funds (ETFs)	177,461,565	177,461,565	—	—
Open-End Fund	115,766,623	115,766,623	—	—
Warrants	— *	—	—	—	*
Short-Term Investments:
Time Deposits	77,909,180	—	77,909,180	—
Total Investments, at value	$540,551,667	$293,228,188	$247,323,479	$—
Other Financial Instruments - Assets
OTC Credit Default Swaps	$2,148,270	$—	$2,148,270	$—
Total Other Financial Instruments - Assets	$2,148,270	$—	$2,148,270	$—
Other Financial Instruments - Liabilities
OTC Credit Default Swaps	$(922,987)	$—	$(922,987)	$—
Total Other Financial Instruments - Liabilities	$(922,987)	$—	$(922,987)	$—

Notes to Financial Statements

May 31, 2026 (unaudited)(continued)

2. Investment valuation (continued)

	Total Fair Value at May 31, 2026	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Shelter Fund
Investments, at value
Common Stocks	$92,970,792	$92,970,792	$—	$—
Purchased Options	549,140	549,140	—	—
Short-Term Investments:
Time Deposits	433,552	—	433,552	—
Total Investments, at value	$93,953,484	$93,519,932	$433,552	$—
Other Financial Instruments - Liabilities
Options Contracts Written	$(2,288,380)	$(2,288,380)	$—	$—
Total Other Financial Instruments - Liabilities	$(2,288,380)	$(2,288,380)	$—	$—

Notes to Financial Statements

May 31, 2026 (unaudited)(continued)

2. Investment valuation (continued)

	Total Fair Value at May 31, 2026	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Real Assets Fund
Investments, at value
Common Stocks:
Australia	$15,247,517	$—	$15,247,517	$—
Belgium	1,429,873	—	1,429,873	—
Canada	33,386,195	33,386,195	—	—
China	1,087,104	—	1,087,104	—
France	7,757,112	—	7,757,112	—
Germany	3,422,995	—	3,422,995	—
Greece	1,166,292	—	1,166,292	—
Hong Kong	7,017,192	—	7,017,192	—
Ireland	3,118,351	1,658,032	353,707	1,106,612
Italy	5,537,190	—	5,537,190	—
Japan	9,152,137	—	9,152,137	—
Luxembourg	1,587,684	1,587,684	—	—
Mexico	4,379,542	4,379,542	—	—
Netherlands	3,026,910	900,646	2,126,264	—
New Zealand	3,872,157	—	3,872,157	—
Norway	822,483	—	822,483	—
Philippines	455,758	—	455,758	—
Singapore	3,898,280	—	3,898,280	—
South Africa	1,114,061	293,385	820,676	—
Spain	13,691,617	—	13,691,617	—
Sweden	1,385,105	—	1,385,105	—
Switzerland	2,260,107	—	2,260,107	—
Thailand	1,238,116	—	1,238,116	—
United Kingdom	25,261,212	2,637,869	22,623,343	—
United States	195,507,841	195,507,841	—	—
Exchange Traded Funds (ETFs)	43,795,921	43,795,921	—	—
Limited Partnership	494,394	494,394	—	—
Closed-End Fund	169,996	—	169,996	—
Short-Term Investments:
Time Deposits	6,564,113	—	6,564,113	—
Money Market Fund	8,734,935	8,734,935	—	—
Total Investments, at value	$406,582,190	$293,376,444	$112,099,134	$1,106,612

* Includes securities that are fair valued at $0.

Notes to Financial Statements

May 31, 2026 (unaudited)(continued)

2. Investment valuation (continued)

The following table summarizes the valuation technique used and unobservable input approved by the Valuation Committee to determine the fair value of certain, material Level 3 investments.

	Fair Value at May 31, 2026	Valuation Technique	Unobservable Input	Range	Weighted Average
Destinations Low Duration Fixed Income Fund
Corporate Bond	$5,832,700	Asset-Based Valuation	Discounted Price Share 15%	85.00	85.00
Corporate Bond	$1,923,545	Market Comparables	Enterprise Value/EBITA Multiples	4.50X	4.50X
Total	$7,756,245
Destinations Global Fixed Income Opportunities Fund
Senior Loans	$7,247,020	Prior Transaction Analysis	Transaction Price	6.20 - 100	98.68
Senior Loans	$4,910,230	Market Comparables	Enterprise Value/EBITA Multiples	7.00X	7.00X
Common Stock	$5,312,323	Prior Transaction Analysis	Transaction Price	1.15 - 53,000	30,162.00
Corporate Bond	$722,751	Prior Transaction Analysis	Transaction Price	25 - 93	82.46
Corporate Bond	$4,864,550	Asset-Based Valuation	Discounted Price Share 15%	85.00	85.00
Corporate Bond	$3,298,150	Market Comparables	Enterprise Value/EBITA Multiples	4.50X	4.50X
Total	$26,355,024

The level classification by major category of investments is the same as the category presentation in the Schedules of Investments.

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period February 28, 2026 through May 31, 2026:

	Total	Corporate Bonds & Notes	Senior Loans	Common Stocks		Warrants		Short Terms
Destinations Low Duration Fixed Income Fund
Balance as of February 28, 2026	$12,369,324	$7,056,253	$2,836,984	$833,981	*	$—	*	$1,642,106
Purchases	29,845	29,845	—	—		—		—
(Sales/Paydowns)	(3,845,298)	(35,000)	(2,851,239)	(959,059)		—		—
Total realized gain (loss)	242,512	—	12,306	230,206		—		—
Change in unrealized appreciation (depreciation)	(928,604)	(937,363)	(1,090)	(105,128)		—		114,977
Accrued discounts (premiums)	(111,534)	404	3,039	—		—		(114,977)
Transfers In	—	—	—	—		—		—
Transfers Out	—	—	—	—		—		—
Balance as of May 31, 2026	$7,756,245	$6,114,139	$—	$—	*	$—	*	$1,642,106
Change in unrealized appreciation (depreciation) from Investments held as of May 31, 2026	$(822,386)	$(937,363)	$—	$—		$—		$114,977

	Total	Corporate Bonds & Notes	Senior Loans	Common Stocks		Preferred Stocks	Warrants	Short Terms
Destinations Global Fixed Income Opportunities Fund
Balance as of February 28, 2026	$16,577,749	$6,936,120	$511,614	$5,758,198	*	$512,615	$43,614 *	$2,815,588
Purchases	5,083,635	1,293,175	3,284,961	—		—	505,499	—
(Sales/Paydowns)	(1,426,962)	(29,000)	—	(892,463)		—	(505,499)	—
Total realized gain (loss)	(683,992)	—	—	(683,992)		—	—	—
Change in unrealized appreciation (depreciation)	(1,220,325)	(2,128,004)	136,185	1,094,235		(512,615)	(7,269)	197,143
Accrued discounts (premiums)	(196,318)	(2,428)	3,253	—		—	—	(197,143)
Transfers In**	8,221,237	—	8,221,237	—		—	—	—
Transfers Out	—	—	—	—		—	—	—
Balance as of May 31, 2026	$26,355,024	$6,069,863	$12,157,250	$5,275,978	*	$— *	$36,345 *	$2,815,588
Change in unrealized appreciation (depreciation) from Investments held as of May 31, 2026	$(1,682,210)	$(2,128,004)	$136,185	$1,094,235		$(512,615)	$(469,154)	$197,143

*    Includes securities that are fair valued at $0.

** Amounts were transferred into Level 3 as the observability of price inputs has decreased during the reporting period.

Notes to Financial Statements

May 31, 2026 (unaudited)(concluded)

2. Investment valuation (continued)

Level 3 investments held during and at the end of the period ended May 31, 2026 in relation to net assets of the Destinations Large Cap Equity Fund, Destinations Small-Mid Cap Equity Fund, Destinations International Equity Fund, Destinations Core Fixed Income Fund, Destinations Municipal Fixed Income Fund and Destinations Real Assets Fund were not significant (0.02%, 0.00%, 0.05%, 0.00%, 0.00% and 0.28% of total net assets, respectively) and accordingly, a reconciliation of Level 3 assets for the period ended May 31, 2026 is not presented.

3. Investments

At May 31, 2026, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Aggregate Cost For Federal Income	Gross Unrealized	Gross Unrealized	Net Unrealized Appreciation
Fund	Tax Purposes	Appreciation	(Depreciation)	(Depreciation)
Destinations Large Cap Equity Fund	$2,732,528,227	$965,692,730	$(46,714,197)	$918,978,533
Destinations Small-Mid Cap Equity Fund	568,224,515	206,133,517	(21,855,437)	184,278,080
Destinations International Equity Fund	1,426,959,666	743,186,934	(74,060,419)	669,126,515
Destinations Equity Income Fund	390,284,488	118,733,155	(10,831,388)	107,901,767
Destinations Core Fixed Income Fund	1,675,314,067	10,300,707	(131,676,258)	(121,375,551)
Destinations Low Duration Fixed Income Fund.	304,286,565	3,622,442	(13,293,485)	(9,671,043)
Destinations Global Fixed Income Opportunities Fund	699,050,506	14,296,667	(28,960,052)	(14,663,385)
Destinations Municipal Fixed Income Fund	626,651,020	11,947,500	(8,715,616)	3,231,884
Destinations Multi Strategy Alternatives Fund	535,919,963	8,981,642	(3,124,655)	5,856,987
Destinations Shelter Fund	44,422,608	49,820,873	(2,578,377)	47,242,496
Destinations Real Assets Fund	355,167,629	59,297,888	(7,883,327)	51,414,561